(2_FIDELITY_LOGOS)FIDELITY'S
TARGETED INTERNATIONAL EQUITY
FUNDS
Fidelity(registered trademark) France Fund
Fidelity Germany Fund
Fidelity United Kingdom Fund

SEMIANNUAL REPORT

APRIL 30, 2000

CONTENTS

MARKET RECAP                   3   A REVIEW OF WHAT HAPPENED IN
                                   WORLD MARKETS DURING THE
                                   PAST 6 MONTHS.

FRANCE FUND                    4   PERFORMANCE
                               5   FUND TALK: THE MANAGER'S
                                   OVERVIEW
                               6   INVESTMENT CHANGES
                               7   INVESTMENTS
                               9   FINANCIAL STATEMENTS

GERMANY FUND                   11  PERFORMANCE
                               12  FUND TALK: THE MANAGER'S
                                   OVERVIEW
                               13  INVESTMENT CHANGES
                               14  INVESTMENTS
                               16  FINANCIAL STATEMENTS

UNITED KINGDOM FUND            18  PERFORMANCE
                               19  FUND TALK: THE MANAGER'S
                                   OVERVIEW
                               20  INVESTMENT CHANGES
                               21  INVESTMENTS
                               24  FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS  26  NOTES TO THE FINANCIAL
                                   STATEMENTS

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trademarks or service marks of FMR Corp. or an affiliated company.

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THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF EACH FUND'S
PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

MARKET RECAP

Stock markets around the world demonstrated remarkable parallels in general performance during the six-month period ending April 30, 2000. The first four months of the period were characterized by investors' infatuation with new economy stocks - primarily technology and communications issues - at the expense of nearly every other segment of the market. In March and April, however, rising interest rates and inflation fears in the U.S. helped spark a worldwide tech sell-off that, for the most part, wiped out all of 2000's year-to-date gains.

 Standard & Poor's 500    Index Morgan Stanley Capital International
Europe, Australasia, Far East Index
 * YEAR TO DATE THROUGH APRIL 30, 2000.
SM
Row: 1, Col: 1, Value: nil
Row: 1, Col: 2, Value: nil
Row: 2, Col: 1, Value: 6.1
Row: 2, Col: 2, Value: 7.38
Row: 3, Col: 1, Value: 31.57
Row: 3, Col: 2, Value: 56.16
Row: 4, Col: 1, Value: 18.56
Row: 4, Col: 2, Value: 69.44000000000001
Row: 5, Col: 1, Value: 5.1
Row: 5, Col: 2, Value: 24.63
Row: 6, Col: 1, Value: 16.61
Row: 6, Col: 2, Value: 28.27
Row: 7, Col: 1, Value: 31.69
Row: 7, Col: 2, Value: 10.53
Row: 8, Col: 1, Value: -3.1
Row: 8, Col: 2, Value: -23.45
Row: 9, Col: 1, Value: 30.47
Row: 9, Col: 2, Value: 12.13
Row: 10, Col: 1, Value: 7.619999999999999
Row: 10, Col: 2, Value: -12.17
Row: 11, Col: 1, Value: 10.08
Row: 11, Col: 2, Value: 32.56
Row: 12, Col: 1, Value: 1.32
Row: 12, Col: 2, Value: 7.78
Row: 13, Col: 1, Value: 37.58
Row: 13, Col: 2, Value: 11.21
Row: 14, Col: 1, Value: 22.96
Row: 14, Col: 2, Value: 6.05
Row: 15, Col: 1, Value: 32.11
Row: 15, Col: 2, Value: 4.819999999999999
Row: 16, Col: 1, Value: 28.58
Row: 16, Col: 2, Value: 20.27
Row: 17, Col: 1, Value: 12.03
Row: 17, Col: 2, Value: 12.79
Row: 18, Col: 1, Value: -0.78
Row: 18, Col: 2, Value: -5.3
%
EUROPE: New economy stocks lifted the Old World's equity markets for most of the six months ending April 30, 2000. Europe entered the period on an upbeat note. Its overall economy was improving, corporate profits were rising, and its equity markets were enjoying the rapid appreciation of Internet and wireless stocks. That backdrop lasted through mid-March, when new economy stocks hit the wall. From that point through the end of April, European equity markets fell in conjunction with the rest of the world's. Overall, however, the six-month period was a strong one given the 8.43% return of the Morgan Stanley Capital International (MSCI) Europe Index.

EMERGING MARKETS: Traditionally among the most turbulent investment opportunities, emerging markets were some of the strongest performers during the past six months. Asian emerging markets performed very well for the most part, but were among the first regions to fall victim to volatile new economy stocks and U.S. inflation fears. South Korea and Hong Kong were two of the stronger performers, while Taiwan, India and Singapore all benefited from their well-developed technology industries. For the period, the MSCI All Country Asia Free ex-Japan Index returned 7.23%. Latin American emerging markets performed even better, based on the 20.84% return of the MSCI Emerging Markets Free-Latin America Index. Mexico, the largest country in the index, was its top performer. European emerging markets also were solid. Russia was a tremendous turnaround story, while the Turkish market posted exceptional gains, boosted by an International Monetary Fund loan and its European Union candidacy.

JAPAN AND THE FAR EAST: After gaining a stellar 75.89% in 1999, the Tokyo Stock Exchange Index - a gauge of the Japanese market better known as TOPIX - was down over 9% through the first four months of 2000. What changed? Japan's economy, the world's second largest, slipped into a recession late last year, and investors began to shy away from "New Japan" - akin to new economy - stocks on fears that profit expectations would not be met and that the stocks were overpriced. For the six months ending April 30, 2000, the TOPIX index was up 2.10%. Conversely, Hong Kong and China maintained their momentum from 1999, benefiting in part from fast-growing economies and China's impending entry into the World Trade Organization. For the period, the Hang Seng Index returned 16.77%.

U.S. AND CANADA: Record-setting equity market performance driven by soaring telecommunications and technology stocks, a strong economy, historically low levels of unemployment, and a Federal Reserve Board trying to keep it all from spiraling out of control were just a few of the contributing factors to U.S. stock market performance for the past six months. And how this story ended was similar around the world - with a steep, six-week plunge in new economy stocks that wiped out most of the new year's gains. For the six-month period, the Standard & Poor's 500SM Index returned 7.20%. The tech-heavy NASDAQ Composite Index gained 30.28% - despite falling over 15% in the month of April - while the Dow Jones Industrial Average gained 0.78%. The Canadian equity market - traditionally driven by natural resources stocks - also benefited from surging tech shares, which in 1999 helped the Toronto Stock Exchange (TSE) 300 post its best performance of the decade. Also, because the TSE 300 was a bit broader than most major equity indexes, it didn't fall as much during the tech correction in April. The TSE gained 28.83% during the past six months, one of the best returns of any broad-based equity index in the world for that time.

BONDS: Accelerating interest rates and compelling stock market returns took their toll on U.S. fixed-income investments. However, many bonds bounced back somewhat as a haven from turbulent equities in the later stages of the six-months ending April 30. During this time, the U.S. taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained 1.42%. Treasuries were one of the strongest bond segments in the U.S., sparked by the Treasury's plans to buy back long-term debt and curtail future government debt auctions. For the period, the Lehman Brothers Long Term Government Index returned 4.54%. Government bonds internationally fared even worse, highlighted by the Salomon Brothers Non-U.S. World Government Bond Index return of -6.86%. For bonds, emerging markets were the place to be, as the JP Morgan Emerging Markets Bond Index returned 12.43% for the past six months.

FRANCE

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY FRANCE                  18.83%         33.31%       150.39%

FIDELITY FRANCE   (INCL.         15.27%         29.31%       142.88%
3.00% SALES CHARGE)

SBF 250                          12.72%         27.31%       154.81%

European Region Funds Average    21.51%         25.29%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 1, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Societe des Bourses Franeaises 250 Index (SBF
250) - a market capitalization-weighted index of the 250 largest companies in the French market. To measure how the fund's performance stacked up against its peers, you can compare the fund's performance to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  LIFE OF FUND

FIDELITY FRANCE                  33.31%       22.63%

FIDELITY FRANCE   (INCL.         29.31%       21.80%
3.00% SALES CHARGE)

SBF 250                          27.31%       23.11%

European Region Funds Average    25.29%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             France                      SBF 250
             00345                       EX001
  1995/11/01       9700.00                    10000.00
  1995/11/30       9515.70                     9996.87
  1995/12/31       9952.70                    10331.57
  1996/01/31      10381.19                    10618.07
  1996/02/29      10799.95                    11028.30
  1996/03/31      11150.53                    11258.88
  1996/04/30      11403.73                    11466.65
  1996/05/31      11647.19                    11517.59
  1996/06/30      11803.01                    11777.11
  1996/07/31      11559.54                    11522.35
  1996/08/31      11393.99                    11290.00
  1996/09/30      11617.98                    11688.17
  1996/10/31      11919.87                    11888.32
  1996/11/30      12299.67                    12521.77
  1996/12/31      12484.65                    12692.23
  1997/01/31      13045.52                    12947.26
  1997/02/28      13180.55                    13046.89
  1997/03/31      13585.62                    13392.49
  1997/04/30      13076.68                    12816.85
  1997/05/31      12889.72                    12695.77
  1997/06/30      13855.67                    13730.74
  1997/07/31      14125.72                    14007.70
  1997/08/31      13388.28                    13106.00
  1997/09/30      14707.37                    14283.43
  1997/10/31      13782.97                    13413.94
  1997/11/30      13814.13                    13600.74
  1997/12/31      14290.14                    14013.96
  1998/01/31      14665.89                    14539.07
  1998/02/28      15724.84                    15771.19
  1998/03/31      17410.05                    17395.62
  1998/04/30      18059.09                    18099.22
  1998/05/31      19357.16                    19161.02
  1998/06/30      19527.95                    19713.51
  1998/07/31      19619.05                    19896.29
  1998/08/31      16487.74                    17660.05
  1998/09/30      15485.73                    16376.52
  1998/10/31      16795.18                    18030.99
  1998/11/30      17706.10                    19077.94
  1998/12/31      18423.46                    19816.20
  1999/01/31      19231.90                    20468.32
  1999/02/28      17968.00                    19175.46
  1999/03/31      17865.52                    19389.56
  1999/04/30      18218.50                    20014.23
  1999/05/31      17763.04                    19663.45
  1999/06/30      18662.58                    20588.65
  1999/07/31      18639.80                    20857.23
  1999/08/31      19083.88                    21553.07
  1999/09/30      19562.11                    21781.13
  1999/10/31      20438.88                    22606.15
  1999/11/30      21850.81                    23547.07
  1999/12/31      25118.76                    26326.81
  2000/01/31      23536.02                    24620.31
  2000/02/29      26257.41                    26420.24
  2000/03/31      25870.27                    26388.71
  2000/04/28      24287.54                    25480.68
IMATRL PRASUN   SHR__CHT 20000430 20000519 111626 R00000000000057

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity France Fund on November 1, 1995, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $24,288 - a 142.88% increase on the initial investment. For comparison, look at how the Societe des Bourses Franeaises 250 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $25,481 - a 154.81% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

FRANCE
FUND TALK: THE MANAGER'S OVERVIEW

(portfolio manager photograph)

An interview with
Alexandra Hartmann, Portfolio Manager of
Fidelity France Fund

Q. HOW DID THE FUND PERFORM, ALEXANDRA?

A. For the six-month period that ended April 30, 2000, the fund returned 18.83%, compared to 12.72% for the Societe des Bourses
Francaises (SBF) 250 Index and the European region funds average return of 21.51%, as monitored by Lipper Inc. For the one-year period, the fund returned 33.31%, while the SBF 250 index returned 27.31% and the Lipper European region funds average return was 25.29%.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. Economic growth was strong in France during the six-month period. While the stock market averages tended to do well, performance was concentrated during most of the period in a narrow band of industries, including telecommunications, media and advertising, and information technology. In general, French telecommunications and information technology stocks performed very well, consistent with industry performance in other geographic markets. The generally improving economic conditions and limited advertising space created exceptionally strong opportunities for media and advertising companies. I emphasized all these industries throughout most of the period, which helped the fund's performance. Traditional cyclical industries, including construction, engineering and automobile companies, tended to underperform during the past six months.

Q. WHAT WERE YOUR PRIMARY STRATEGIES?

A. During most of the six-month period, I had aggressive weightings in the telecommunications, media and information technology industries relative to the index. I underweighted retailers and traditional cyclical companies, including automotive companies Peugeot and Renault, and their suppliers. The industry was operating at 25% over-capacity and car manufacturers had little pricing power to overcome the effects of rising costs for raw materials. I saw this as a threat to profit margins.

Q. WHAT STOCKS HELPED PERFORMANCE?

A. Telecommunications companies did very well, especially in the first four months of the period, before losing some ground in March and April. France Telecom, the fund's second-largest holding, was a very strong performer. Technology holdings that contributed to performance included Valtech, which provides consulting services for companies using the Internet, and Transiciel, an information technology consulting company, which I sold at a profit. The strong advertising market helped two holdings perform extremely well: NRJ, which owns several radio stations, and Havas Advertising. Both showed exceptional earnings growth as advertising spending rose. My underweighting of retailers and cyclical companies also helped fund performance.

Q. WHAT STOCKS WERE DISAPPOINTING?

A. Alstom, which is involved in railroads, power generation and distribution, was a major disappointment. Its stock price suffered because of expectations that the company would issue additional shares of stock. Equant, a leading data networking and data services company, also had disappointing stock performance. As a result, I believe the stock is very undervalued now, and the fund continues to own it.
Q. WHAT IS YOUR OUTLOOK?
A. I have become more cautious. During the past six months, strong performance by telecommunications, media and information technology companies has resulted in very high valuations, and I have reduced my exposure to those areas. Other sectors have become very cheap and relatively more attractive. I see potential opportunities in banking, catering, utility and pharmaceutical companies, and I have positioned the fund more conservatively. Most investors expect interest rates to rise, and this has created uncertainty in the market. I expect limited performance of the market overall because of the poor performance of the euro since its introduction in January 1999 and pressures to raise interest rates.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

NOTE TO SHAREHOLDERS: On January 20, 2000, the Board of Trustees of Fidelity France Fund voted to present a proposal to shareholders to merge the fund into Fidelity Europe Fund. A shareholder meeting is scheduled for July 19, 2000. If shareholders approve the merger, it will occur on or about July 28, 2000.


FUND FACTS

GOAL: long-term growth of capital by investing mainly in equity securities of French issuers

FUND NUMBER: 345

TRADING SYMBOL: FRANX

START DATE: November 1, 1995

SIZE: as of April 30, 2000, more than
$13 million

MANAGER: Alexandra Hartmann, since 1998;
manager, Fidelity Germany Fund, since 1996;
joined Fidelity in 1994
(checkmark)
FRANCE

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 2.0%
Finland 1.3%
United Kingdom 0.9%
Row: 1, Col: 1, Value: 1.3
Row: 1, Col: 2, Value: 81.90000000000001
Row: 1, Col: 3, Value: 0.3
Row: 1, Col: 4, Value: 1.7
Row: 1, Col: 5, Value: 7.1
Row: 1, Col: 6, Value: 4.8
Row: 1, Col: 7, Value: 2.0
Row: 1, Col: 8, Value: 1.3
Switzerland 4.8%
Netherlands 7.1%
Luxembourg 1.7%
Germany 0.3%
France 81.9%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
Austria 0.8%
United States 4.9%
Netherlands 5.8%
Row: 1, Col: 1, Value: 0.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 87.40000000000001
Row: 1, Col: 4, Value: 1.1
Row: 1, Col: 5, Value: 5.8
Row: 1, Col: 6, Value: 4.9
Luxembourg 1.1%
France 87.4%

ASSET ALLOCATION

                               % OF FUND'S NET ASSETS   % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Stocks                          98.9                     95.1

Short-Term Investments and      1.1                      4.9
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

TotalFinaElf SA (Oil & Gas)     9.9                      8.8

France Telecom SA  (Telephone   9.6                      9.2
Services)

Vivendi SA (Water)              5.1                      1.7

AXA SA de CV (Insurance)        4.6                      4.4

STMicroelectronics NV           4.1                      3.0
(Electronics)

Alcatel SA  (Electrical         3.6                      0.0
Equipment)

Banque Nationale de Paris       3.6                      3.7
(BNP) (Banks)

Sanofi-Synthelabo SA  (Drugs    3.3                      0.0
& Pharmaceuticals)

Aventis SA  (Chemicals &        3.1                      0.0
Plastics)

Equant NV (Computer  Services   3.0                      2.7
& Software)

                                49.9                     33.5

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Utilities                       15.6                     10.9

Technology                      15.3                     11.5

Finance                         11.2                     10.2

Energy                          9.9                      8.8

Nondurables                     7.6                      6.9

Media & Leisure                 5.8                      7.5

Durables                        5.6                      5.1

Services                        5.2                      8.0

Industrial Machinery &          5.2                      1.8
Equipment

Retail & Wholesale              4.7                      11.0


FRANCE

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 98.9%

                                 SHARES                 VALUE (NOTE 1)

BASIC INDUSTRIES - 4.6%

CHEMICALS & PLASTICS - 4.6%

Aventis SA (France)               7,640                 $ 429,750

BASF AG                           910                    39,887

Rhodia SA                         9,325                  173,385

                                                         643,022

CONSTRUCTION & REAL ESTATE -
2.4%

BUILDING MATERIALS - 0.6%

Ciments Francais SA Series A      1,780                  84,120

ENGINEERING - 1.8%

Bouygues SA                       380                    243,138

TOTAL CONSTRUCTION & REAL                                327,258
ESTATE

DURABLES - 5.6%

AUTOS, TIRES, & ACCESSORIES -
1.6%

Peugeot SA                        510                    105,797

Renault SA                        2,540                  115,754

                                                         221,551

TEXTILES & APPAREL - 4.0%

Christian Dior SA                 1,512                  360,376

Hermes International SA           1,414                  201,051

                                                         561,427

TOTAL DURABLES                                           782,978

ENERGY - 9.9%

OIL & GAS - 9.9%

TotalFinaElf SA Class B           9,053                  1,369,272

FINANCE - 11.2%

BANKS - 6.0%

Banque Nationale de Paris         6,080                  492,650
(BNP)

Societe Generale Class A          1,630                  338,434

                                                         831,084

INSURANCE - 5.2%

Assurances Generales France       1,880                  93,644
(Bearer)

AXA SA de CV                      4,290                  637,741

                                                         731,385

TOTAL FINANCE                                            1,562,469

HEALTH - 3.3%

DRUGS & PHARMACEUTICALS - 3.3%

Sanofi-Synthelabo SA              12,310                 460,579

HOLDING COMPANIES - 1.2%

Lagardere S.C.A. (Reg.)           1,340                  90,990

Marine Wendel SA                  1,116                  81,476

                                                         172,466



                                 SHARES                 VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.2%

ELECTRICAL EQUIPMENT - 4.7%

ABB Ltd. (Switzerland) (Reg.)     1,350                 $ 151,963

Alcatel SA (RFD)                  2,199                  499,585

                                                         651,548

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Sidel SA                          1,035                  64,903

TOTAL INDUSTRIAL MACHINERY &                             716,451
EQUIPMENT

MEDIA & LEISURE - 5.8%

BROADCASTING - 4.7%

Audiofina                         1,200                  148,202

Canal Plus SA                     840                    162,311

NRJ SA                            99                     64,246

Societe Europeen Des              610                    92,919
Satellite unit

Television Francaise 1 SA         278                    190,797

                                                         658,475

ENTERTAINMENT - 0.5%

Europeene de Casinos SA           813                    69,655

RESTAURANTS - 0.6%

Elior (a)                         7,000                  76,370

TOTAL MEDIA & LEISURE                                    804,500

NONDURABLES - 7.6%

BEVERAGES - 1.5%

Louis Vuitton Moet Hennessy       477                    200,686
(LVMH)

FOODS - 1.5%

Nestle SA (Reg.)                  120                    212,216

HOUSEHOLD PRODUCTS - 4.6%

Clarins SA                        2,409                  239,329

L'Oreal SA                        587                    399,126

                                                         638,455

TOTAL NONDURABLES                                        1,051,357

RETAIL & WHOLESALE - 4.7%

APPAREL STORES - 0.4%

Brice SA                          1,297                  49,177

GENERAL MERCHANDISE STORES -
2.5%

Carrefour SA                      5,420                  353,708

GROCERY STORES - 0.4%

Guyenne Et Gascogne SA            159                    57,533

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.4%

Castorama Dubois                  370                    80,937
Investissements SA

Pinault Printemps SA              544                    110,024

                                                         190,961

TOTAL RETAIL & WHOLESALE                                 651,379

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

SERVICES - 5.2%

ADVERTISING - 0.7%

Havas Advertising SA              205                   $ 102,579

SERVICES - 4.5%

Adecco SA                         190                    156,399

ALTEN (a)                         195                    27,193

Cegedim SA                        1,177                  107,814

Suez Lyonnaise des Eaux           2,090                  328,601
(France)

                                                         620,007

TOTAL SERVICES                                           722,586

TECHNOLOGY - 15.3%

COMMUNICATIONS EQUIPMENT - 1.3%

Nokia AB                          3,280                  186,550

COMPUTER SERVICES & SOFTWARE
- 5.1%

Activcard SA (a)                  540                    14,580

Cap Gemini SA                     960                    188,998

Devoteam SA (a)                   260                    36,021

Equant NV (a)                     5,367                  416,533

Valtech SA (a)                    3,730                  52,695

                                                         708,827

COMPUTERS & OFFICE EQUIPMENT
- 0.9%

SCM Microsystems, Inc. (a)        1,450                  120,068

ELECTRONIC INSTRUMENTS - 1.1%

Kudelski SA (a)                   15                     154,799

ELECTRONICS - 6.9%

Schneider SA                      3,791                  248,782

Silicon On Insulator              560                    137,862
TEChnologies SA (SOITEC) (a)

STMicroelectronics NV             2,969                  568,009

                                                         954,653

TOTAL TECHNOLOGY                                         2,124,897

TRANSPORTATION - 1.3%

RAILROADS - 1.3%

Alstom SA                         7,261                  181,400

UTILITIES - 15.6%

CELLULAR - 0.9%

Vodafone AirTouch PLC             26,920                 126,524

TELEPHONE SERVICES - 9.6%

France Telecom SA                 8,580                  1,331,005

WATER - 5.1%

Vivendi SA                        7,180                  712,010

TOTAL UTILITIES                                          2,169,539

TOTAL COMMON STOCKS                         13,740,153
(Cost $11,023,667)

CASH EQUIVALENTS - 2.3%

                                 SHARES                 VALUE (NOTE 1)

Central Cash Collateral Fund,     74,100                $ 74,100
5.94% (b)

Taxable Central Cash Fund,        251,501                251,501
5.77% (b)

TOTAL CASH EQUIVALENTS                      325,601
(Cost $325,601)

TOTAL INVESTMENT PORTFOLIO -                 14,065,754
101.2%
(Cost $11,349,268)

NET OTHER ASSETS - (1.2)%                    (170,788)

NET ASSETS - 100%             $ 13,894,966

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $12,026,886 and $11,322,779, respectively.
The fund participated in the security lending program. At period end, the value of securities loaned amounted to $75,069. The fund received cash collateral of $74,100 which was invested in cash equivalents.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $11,442,971. Net unrealized appreciation aggregated $2,622,783, of which $3,161,962 related to appreciated investment securities and $539,179 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $694,000 all of which will expire on October 31, 2006.

FRANCE

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at            $ 14,065,754
value  (cost $11,349,268) -
See accompanying schedule

Receivable for investments               1,349
sold

Dividends receivable                     47,583

Interest receivable                      529

Redemption fees receivable               14

Other receivables                        631

 TOTAL ASSETS                            14,115,860

LIABILITIES

Payable for investments        $ 1,364
purchased

Payable for fund shares         99,177
redeemed

Accrued management fee          15,903

Other payables and  accrued     30,350
expenses

Collateral on securities        74,100
loaned,  at value

 TOTAL LIABILITIES                       220,894

NET ASSETS                              $ 13,894,966

Net Assets consist of:

Paid in capital                         $ 10,415,006

Accumulated net investment               (97,873)
loss

Accumulated undistributed net            867,528
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              2,710,305
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 651,370                 $ 13,894,966
shares outstanding

NET ASSET VALUE and                      $21.33
redemption price per share
($13,894,966 (divided by)
651,370 shares)

Maximum offering price per               $21.99
share (100/97.00 of $21.33)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                            $ 23,552
Dividends

Interest                                      20,853

Security lending                              2,176

                                              46,581

Less foreign taxes withheld                   (5,470)

 TOTAL INCOME                                 41,111

EXPENSES

Management fee                   $ 51,235

Transfer agent fees               22,230

Accounting and security           30,032
lending fees

Non-interested trustees'          20
compensation

Custodian fees and expenses       28,925

Registration fees                 8,764

Audit                             10,101

Legal                             166

Miscellaneous                     14

 Total expenses before            151,487
reductions

 Expense reductions               (12,503)    138,984

NET INVESTMENT INCOME (LOSS)                  (97,873)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,606,240

 Foreign currency transactions    14,493      1,620,733

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            282,877

 Assets and liabilities in        (14,247)    268,630
foreign currencies

NET GAIN (LOSS)                               1,889,363

NET INCREASE (DECREASE) IN                   $ 1,791,490
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                      $ 25,739
charges paid to FDC

 Sales charges - Retained by                 $ 25,739
FDC

 Expense reductions                          $ 12,427
  FMR reimbursement

  Directed brokerage                          76
arrangements

                                             $ 12,503

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET      SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                          2000 (UNAUDITED)

Operations Net investment       $ (97,873)                  $ (80,513)
income (loss)

 Net realized gain (loss)        1,620,733                   1,545,803

 Change in net unrealized        268,630                     1,020,638
appreciation (depreciation)

 NET INCREASE (DECREASE) IN      1,791,490                   2,485,928
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions Net           8,567,975                   6,925,778
proceeds from sales of shares

 Cost of shares redeemed         (8,227,279)                 (14,139,720)

 NET INCREASE (DECREASE) IN      340,696                     (7,213,942)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                  37,262                      23,371

  TOTAL INCREASE (DECREASE)      2,169,448                   (4,704,643)
IN NET ASSETS

NET ASSETS

 Beginning of period             11,725,518                  16,430,161

 End of period (including       $ 13,894,966                $ 11,725,518
accumulated net investment
loss of $97,873 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                            391,587                     418,188

 Redeemed                        (393,595)                   (878,342)

 Net increase (decrease)         (2,008)                     (460,154)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998      1997      1996 E

Net asset value, beginning of    $ 17.95                          $ 14.75                  $ 13.27   $ 12.24   $ 10.00
period

Income from Investment
Operations

Net investment income (loss)      (.15) D                          (.10) D                  .06 D     .10 D     .23

Net realized and unrealized       3.47                             3.27                     2.46      1.66      1.98
gain (loss)

Total from investment             3.32                             3.17                     2.52      1.76      2.21
operations

Less Distributions

 From net investment income       -                                -                        (.04)     (.16)     (.04)

From net realized gain            -                                -                        (1.15)    (.61)     -

Total distributions               -                                -                        (1.19)    (.77)     (.04)

Redemption fees added to paid     .06                              .03                      .15       .04       .07
in capital

Net asset value, end of period   $ 21.33                          $ 17.95                  $ 14.75   $ 13.27   $ 12.24

TOTAL RETURN B, C                 18.83%                           21.69%                   21.85%    15.63%    22.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,895                         $ 11,726                 $ 16,430  $ 5,578   $ 5,542
(000 omitted)

Ratio of expenses to average      2.00% A, F                       2.00% F                  2.12% F   2.00% F   2.00% F
net assets

Ratio of expenses to average      2.00% A                          1.98% G                  2.12%     2.00%     2.00%
net assets after expense
reductions

Ratio of net investment           (1.41)% A                        (.63)%                   .40%      .78%      1.74%
income (loss) to average net
assets

Portfolio turnover rate           175% A                           118%                     182%      150%      129%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E FOR THE PERIOD NOVEMBER 1,
1995 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31,
1996.

F FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


GERMANY
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  OCTOBER 31,     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND
1994

FIDELITY GERMANY               29.11%         32.83%       119.39%

FIDELITY GERMANY   (INCL.      25.23%         28.84%       112.81%
3.00% SALES CHARGE)

DAX 100                        13.26%         15.58%       104.55%

European Region Funds Average  21.51%         25.29%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 1, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Deutscher Aktienindex 100 (DAX 100) Index - a market capitalization-weighted index of the 100 most heavily traded stocks in the German market. To measure how the fund's performance stacked up against its peers, you can compare the fund's performance to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  OCTOBER 31,     PAST 1 YEAR  LIFE OF FUND
1994

FIDELITY GERMANY               32.83%       19.08%

FIDELITY GERMANY   (INCL.      28.84%       18.28%
3.00% SALES CHARGE)

DAX 100                        15.58%       17.24%

European Region Funds Average  25.29%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Germany                     DAX 100
             00346                       EX002
  1995/11/01       9700.00                    10000.00
  1995/11/30       9622.40                    10045.93
  1995/12/31       9835.80                    10293.16
  1996/01/31      10320.80                    10746.76
  1996/02/29      10369.30                    10830.07
  1996/03/31      10495.40                    10812.65
  1996/04/30      10194.70                    10413.05
  1996/05/31      10573.00                    10679.84
  1996/06/30      10650.60                    10956.77
  1996/07/31      10524.50                    10921.61
  1996/08/31      10660.30                    11180.88
  1996/09/30      10747.60                    11282.48
  1996/10/31      10999.80                    11378.77
  1996/11/30      11523.60                    11820.89
  1996/12/31      11650.51                    12007.46
  1997/01/31      11570.43                    11917.66
  1997/02/28      12000.82                    12383.06
  1997/03/31      12631.39                    13186.91
  1997/04/30      12341.13                    12745.27
  1997/05/31      12951.68                    13390.51
  1997/06/30      13352.04                    13933.20
  1997/07/31      14473.05                    15226.21
  1997/08/31      13221.92                    13796.83
  1997/09/30      14242.84                    14883.23
  1997/10/31      13251.95                    13772.76
  1997/11/30      13642.30                    14115.89
  1997/12/31      14018.54                    14726.44
  1998/01/31      14634.74                    15145.43
  1998/02/28      15349.97                    16176.40
  1998/03/31      16560.36                    17180.21
  1998/04/30      17704.73                    17760.59
  1998/05/31      18750.07                    19367.83
  1998/06/30      19256.24                    20055.83
  1998/07/31      19960.47                    20301.79
  1998/08/31      15944.16                    16938.45
  1998/09/30      15669.08                    16560.16
  1998/10/31      16274.27                    17435.20
  1998/11/30      17132.55                    18261.47
  1998/12/31      17286.60                    18447.96
  1999/01/31      17341.62                    18214.98
  1999/02/28      16032.19                    16900.12
  1999/03/31      15261.94                    16522.94
  1999/04/30      16021.19                    17697.48
  1999/05/31      15118.90                    16576.94
  1999/06/30      15900.15                    17283.48
  1999/07/31      15900.15                    17016.61
  1999/08/31      15955.17                    17451.52
  1999/09/30      15889.15                    17232.00
  1999/10/31      16483.34                    18059.77
  1999/11/30      17473.66                    18361.49
  1999/12/31      20147.53                    21303.70
  2000/01/31      19993.48                    20478.31
  2000/02/29      23294.55                    22424.24
  2000/03/31      22898.42                    22254.53
  2000/04/28      21280.89                    20455.18
IMATRL PRASUN   SHR__CHT 20000430 20000519 112354 R00000000000057

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Germany Fund on November 1, 1995, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $21,281 - a 112.81% increase on the initial investment. For comparison, look at how the Deutscher Aktienindex 100 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,455 - a 104.55% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

GERMANY
FUND TALK: THE MANAGER'S OVERVIEW

(portfolio manager photograph)

An interview with Alexandra Hartmann, Portfolio Manager of Fidelity
Germany Fund

Q. HOW DID THE FUND PERFORM, ALEXANDRA?

A. For the six-month period that ended April 30, 2000, the fund returned 29.11%, compared to 13.26% for the Deutscher Aktienindex
(DAX) 100 and the European region funds average return of 21.51%, as monitored by Lipper Inc. For the one-year period, the fund returned 32.83%, while the DAX 100 returned 15.58% and the Lipper European region funds average return was 25.29%.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. Economic growth accelerated slightly in Germany during the six-month period, as it did throughout Europe. Generally improving economic conditions, the deregulation of the utility and telecommunications industries, as well as more services via the Internet particularly benefited advertising and media companies, as demand for advertising space increased and rates rose. The leading performers tended to be clustered in the telecommunications, media and information technology industries, all of which I overweighted relative to the index, especially early in the six-month period. In technology, stock valuations rose to very high levels. The number of initial public stock offerings also increased as young technology companies wanted to use publicly traded stocks as a currency to acquire other companies. Traditional cyclical industries, including construction, engineering and automobile companies, tended to perform less well. I was underweighted in all these industries.

Q. WHAT WERE YOUR PRIMARY STRATEGIES?

A. Early in the period, I had aggressive weightings in the telecommunications, media and information technology industries. However, as stock valuations climbed to high levels, I became more conservative, reducing the fund's exposure to information technology and media, although I continued to emphasize telecommunications equipment and semiconductor companies. I reduced telecommunications service providers, however, because I was concerned that the business model for these companies was changing because of the high costs of obtaining licenses for the third generation of technology. Late in the period, I invested more in undervalued companies, including several in the pharmaceutical industry and in the consumer products industry.

Q. WHAT STOCKS HELPED PERFORMANCE?

A. Intershop was an exceptionally strong contributor. The company offers the software to enable smaller retail stores to put their products on the Internet. MLP, an asset manager and insurance broker, performed well. Demand grew for investment products that MLP offered to clients. Siemens, a large, diversified technology company, did very well as it restructured operations and spun off its semiconductor business. SCM Microsystems is another technology company that did very well. It provides access modules and encryption technology for the pay-TV industry. Not owning poor-performing companies, such as Volkswagen, also helped performance because of their weak stock performance.

Q. WHAT STOCKS WERE DISAPPOINTING?

A. Karstadt, a clothing retailer that merged with a mail-order house, did poorly. Despite the company's strong potential to save costs, management was not aggressive enough in re-organizing operations after the merger. Wella was disappointing over the full year, as economic problems in Russia and Asia hurt sales in 1999. However, I think the company now is very attractively priced and should benefit from cost-cutting and opportunities to increase sales of its hair care products. BASF, the diversified chemical company, also was disappointing. Despite good earnings, the company's stock lagged along with cyclical stocks in general.

Q. WHAT IS YOUR OUTLOOK?

A. I have become more cautious and conservative recently and have reduced weightings in technology, media and telecommunications providers. Interest rates and currencies are two factors affecting the markets. Most investors expect interest rates in Europe to increase, and this has created uncertainty within the equity markets. The euro has lost about 25% of its value versus the dollar since its introduction in January 1999. While the weak currency creates some short-term opportunities for exporters, it also increases pressures to raise interest rates in the longer term, which could slow economic growth.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

FUND FACTS

GOAL: long-term growth of capital by investing mainly in equity securities of German issuers

FUND NUMBER: 346

TRADING SYMBOL: FGERX

START DATE: November 1, 1995

SIZE: as of April 30, 2000, more than $55 million

MANAGER: Alexandra Hartmann, since 1996;
manager, Fidelity France Fund, since 1998;
joined Fidelity in 1994

(checkmark)

NOTE TO SHAREHOLDERS: On January 20, 2000, the Board of Trustees of Fidelity Germany Fund voted to present a proposal to shareholders to merge the fund into Fidelity Europe Fund. A shareholder meeting is scheduled for July 19, 2000. If shareholders approve the merger, it will occur on or about July 26, 2000.

GERMANY

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 5.2%
Finland 1.2%
United Kingdom 1.8%
Row: 1, Col: 1, Value: 1.2
Row: 1, Col: 2, Value: 0.5
Row: 1, Col: 3, Value: 85.59999999999999
Row: 1, Col: 4, Value: 1.3
Row: 1, Col: 5, Value: 2.1
Row: 1, Col: 6, Value: 1.3
Row: 1, Col: 7, Value: 1.0
Row: 1, Col: 8, Value: 1.8
Row: 1, Col: 9, Value: 5.2
France 0.5%
Switzerland 1.0%
Spain 1.3%
Netherlands 2.1%
Luxembourg 1.3%
Germany 85.6%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
United States 2.6%
United Kingdom 1.5%
Switzerland 2.5%
France 3.2%
Row: 1, Col: 1, Value: 3.2
Row: 1, Col: 2, Value: 87.7
Row: 1, Col: 3, Value: 1.0
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 2.5
Row: 1, Col: 6, Value: 1.5
Row: 1, Col: 7, Value: 2.6
Netherlands 1.5%
Luxembourg 1.0%
Germany 87.7%

ASSET ALLOCATION

                                % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                         MONTHS AGO

Stocks                           97.8                     97.4

Short-Term Investments and       2.2                      2.6
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                                % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                         MONTHS AGO

Allianz AG (Insurance)           9.1                      7.8

Deutsche Telekom AG              8.6                      9.8
(Telephone Services)

Siemens AG (Electrical           7.5                      6.8
Equipment)

DaimlerChrysler AG  (Autos,      5.3                      4.9
Tires, & Accessories)

Munich Reinsurance AG            5.1                      5.1
(Insurance)

SAP AG (Computer Services &      5.1                      2.4
Software)

BASF AG (Chemicals & Plastics)   4.9                      5.3

Veba AG (Electric Utility)       4.8                      3.7

Deutsche Bank AG (Banks)         3.2                      2.5

Marschollek Lautenschlaeger      3.0                      2.8
und Partner AG (Insurance)

                                 56.6                     51.1

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                                % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                         MONTHS AGO

Finance                          22.1                     22.9

Technology                       19.7                     6.2

Utilities                        16.5                     25.7

Industrial Machinery &           10.3                     10.7
Equipment

Basic Industries                 9.1                      11.7

Durables                         9.0                      9.8

Health                           4.4                      1.8

Media & Leisure                  2.0                      2.6

Transportation                   1.8                      0.3

Nondurables                      1.2                      1.2


GERMANY

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 91.6%

                                 SHARES                   VALUE (NOTE 1)

BASIC INDUSTRIES - 8.2%

CHEMICALS & PLASTICS - 8.2%

BASF AG                           61,839                  $ 2,710,504

Beiersdorf AG                     10,740                   701,869

Celanese AG                       43,660                   859,946

Rhodia SA                         14,947                   277,918

                                                           4,550,237

DURABLES - 7.9%

AUTOS, TIRES, & ACCESSORIES -
7.0%

Bayerische Motoren Werke          33,820                   912,427
(BMW) AG

DaimlerChrysler AG (Reg.)         51,048                   2,938,450

                                                           3,850,877

TEXTILES & APPAREL - 0.9%

Hugo Boss AG                      3,978                    507,605

TOTAL DURABLES                                             4,358,482

FINANCE - 19.1%

BANKS - 4.5%

Deutsche Bank AG                  26,353                   1,775,037

Dresdner Bank AG                  17,606                   727,089

                                                           2,502,126

INSURANCE - 14.6%

Allianz AG (Reg.)                 13,019                   5,022,951

Hannover Rueckversicherungs AG    3,800                    240,714

Munich Reinsurance AG (Reg.)      9,662                    2,840,074

                                                           8,103,739

TOTAL FINANCE                                              10,605,865

HEALTH - 4.4%

DRUGS & PHARMACEUTICALS - 2.2%

Altana AG                         5,330                    386,213

Schering AG                       5,840                    827,706

                                                           1,213,919

MEDICAL FACILITIES MANAGEMENT
- 2.2%

Fresenius Medical Care AG         16,416                   1,238,136

TOTAL HEALTH                                               2,452,055

INDUSTRIAL MACHINERY &
EQUIPMENT - 10.3%

ELECTRICAL EQUIPMENT - 7.5%

Siemens AG                        27,796                   4,129,550

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.8%

Aixtron AG                        1,285                    331,453

Elexis AG                         1,320                    9,673



                                 SHARES                   VALUE (NOTE 1)

Heidelberger Druckmaschinen AG    17,813                  $ 970,892

Linde AG                          6,730                    264,869

                                                           1,576,887

TOTAL INDUSTRIAL MACHINERY &                               5,706,437
EQUIPMENT

MEDIA & LEISURE - 2.0%

BROADCASTING - 2.0%

Audiofina                         3,965                    489,683

Primacom AG (a)                   4,757                    366,372

Societe Europeen Des              1,590                    242,198
Satellite unit

                                                           1,098,253

RETAIL & WHOLESALE - 0.8%

GENERAL MERCHANDISE STORES -
0.8%

Metro AG                          10,495                   409,411

SERVICES - 0.9%

ADVERTISING - 0.5%

United Internet AG (a)            1,020                    263,099

LEASING & RENTAL - 0.4%

Apcoa Parking AG                  3,457                    252,071

TOTAL SERVICES                                             515,170

TECHNOLOGY - 19.7%

COMMUNICATIONS EQUIPMENT - 1.2%

Nokia AB                          12,120                   689,325

COMPUTER SERVICES & SOFTWARE
- 12.5%

Equant NV (a)                     14,680                   1,139,314

I-D Media AG                      4,775                    359,054

Intershop Communication AG (a)    1,517                    676,084

Jobs & Adverts AG (a)             241                      5,052

LHS Group, Inc. (a)               17,430                   692,843

MIS AG (a)                        1,260                    175,560

Poet Holdings, Inc. (a)           2,720                    173,540

SAP AG                            5,973                    2,803,707

Software AG (a)                   3,510                    406,297

T-Online International AG         3,900                    147,518

Telesens AG (a)                   8,280                    352,436

                                                           6,931,405

COMPUTERS & OFFICE EQUIPMENT
- 1.4%

SCM Microsystems, Inc. (a)        9,410                    779,197

ELECTRONIC INSTRUMENTS - 1.0%

Kudelski SA (a)                   52                       536,638

ELECTRONICS - 3.6%

ELMOS Semiconductor AG            7,695                    315,612

Epcos AG                          6,025                    851,180

Muehlbauer Holding AG & Co.       12,905                   817,477

                                                           1,984,269

TOTAL TECHNOLOGY                                           10,920,834

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1)

TRANSPORTATION - 1.8%

AIR TRANSPORTATION - 1.6%

Deutsche Lufthansa AG (Reg.)      42,295                  $ 880,862

TRUCKING & FREIGHT - 0.2%

Stinnes AG                        6,011                    128,750

TOTAL TRANSPORTATION                                       1,009,612

UTILITIES - 16.5%

CELLULAR - 1.4%

Vodafone AirTouch PLC             165,852                  779,505

ELECTRIC UTILITY - 4.8%

Veba AG                           53,055                   2,669,305

TELEPHONE SERVICES - 10.3%

Deutsche Telekom AG               73,569                   4,787,018

Jazztel PLC sponsored ADR         3,630                    188,760

Telefonica SA (a)                 32,100                   716,225

                                                           5,692,003

TOTAL UTILITIES                                            9,140,813

TOTAL COMMON STOCKS                           50,767,169
(Cost $46,589,715)

NONCONVERTIBLE PREFERRED
STOCKS - 6.2%



BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.9%

Henkel Kgaa                       8,280                    482,996

DURABLES - 1.1%

AUTOS, TIRES, & ACCESSORIES -
1.1%

Porsche AG (non-vtg.)             241                      615,266

FINANCE - 3.0%

INSURANCE - 3.0%

Marschollek Lautenschlaeger       3,089                    1,645,501
und Partner AG

NONDURABLES - 1.2%

HOUSEHOLD PRODUCTS - 1.2%

Wella AG                          26,949                   687,755

TOTAL NONCONVERTIBLE                          3,431,518
PREFERRED STOCKS
(Cost $2,395,517)

CASH EQUIVALENTS - 14.0%

                                 SHARES                   VALUE (NOTE 1)

Central Cash Collateral Fund,     6,194,532               $ 6,194,532
5.94% (b)

Taxable Central Cash Fund,        1,596,879                1,596,879
5.77% (b)

TOTAL CASH EQUIVALENTS                        7,791,411
(Cost $7,791,411)

TOTAL INVESTMENT PORTFOLIO -     61,990,098
111.8%
(Cost $56,776,643)

NET OTHER ASSETS - (11.8)%                      (6,564,879)

NET ASSETS - 100%                $ 55,425,219

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $60,149,935 and $32,785,300, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $48 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $5,848,886. The fund received cash collateral of $6,194,532 which was invested in cash equivalents.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $57,417,950. Net unrealized appreciation aggregated $4,572,148, of which $9,106,724 related to appreciated investment securities and $4,534,576 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $5,231,000 of which $2,136,000 and $3,095,000 will expire on October 31, 2006 and 2007, respectively.

GERMANY
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 61,990,098
value  (cost $56,776,643) -
See accompanying schedule

Receivable for fund shares                  626
sold

Dividends receivable                        97,535

Interest receivable                         2,725

Redemption fees receivable                  3,160

Other receivables                           22,040

 TOTAL ASSETS                               62,116,184

LIABILITIES

Payable for fund shares        $ 407,903
redeemed

Accrued management fee          35,713

Other payables and  accrued     52,817
expenses

Collateral on securities        6,194,532
loaned,  at value

 TOTAL LIABILITIES                          6,690,965

NET ASSETS                                 $ 55,425,219

Net Assets consist of:

Paid in capital                            $ 52,588,600

Accumulated net investment                  (35,646)
loss

Accumulated undistributed net               (2,334,977)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 5,207,242
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 2,865,442                  $ 55,425,219
shares outstanding

NET ASSET VALUE and                         $19.34
redemption price per share
($55,425,219 (divided by)
2,865,442 shares)

Maximum offering price per                  $19.94
share (100/97.00 of $19.34)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                            $ 235,487
Dividends

Interest                                      58,409

Security lending                              23,594

                                              317,490

Less foreign taxes withheld                   (23,859)

 TOTAL INCOME                                 293,631

EXPENSES

Management fee                   $ 151,934

Transfer agent fees               63,049

Accounting and security           30,057
lending fees

Non-interested trustees'          53
compensation

Custodian fees and expenses       50,836

Registration fees                 25,996

Audit                             10,136

Legal                             346

Miscellaneous                     27

 Total expenses before            332,434
reductions

 Expense reductions               (3,157)     329,277

NET INVESTMENT INCOME (LOSS)                  (35,646)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,103,357

 Foreign currency transactions    (373)       3,102,984

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,369,119

 Assets and liabilities in        (5,745)     1,363,374
foreign currencies

NET GAIN (LOSS)                               4,466,358

NET INCREASE (DECREASE) IN                   $ 4,430,712
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                      $ 118,239
charges paid to FDC

 Sales charges - Retained by                 $ 118,239
FDC

Expense reductions Directed                  $ 3,085
brokerage arrangements

 Transfer agent credits                       72

                                             $ 3,157

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET      SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                          2000 (UNAUDITED)

Operations Net investment       $ (35,646)                  $ (84,631)
income (loss)

 Net realized gain (loss)        3,102,984                   (2,185,371)

 Change in net unrealized        1,363,374                   2,397,952
appreciation (depreciation)

 NET INCREASE (DECREASE) IN      4,430,712                   127,950
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions Net           53,205,181                  17,443,225
proceeds from sales of shares

 Cost of shares redeemed         (25,369,403)                (29,483,918)

 NET INCREASE (DECREASE) IN      27,835,778                  (12,040,693)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                  199,592                     76,837

  TOTAL INCREASE (DECREASE)      32,466,082                  (11,835,906)
IN NET ASSETS

NET ASSETS

 Beginning of period             22,959,137                  34,795,043

 End of period (including       $ 55,425,219                $ 22,959,137
accumulated net investment
loss of $35,646 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                            2,610,909                   1,168,030

 Redeemed                        (1,277,848)                 (1,987,640)

 Net increase (decrease)         1,333,061                   (819,610)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998       1997      1996 F

Net asset value, beginning of    $ 14.98                          $ 14.79                  $ 13.24    $ 11.34   $ 10.00
period

Income from Investment
Operations

Net investment income (loss)      (.02) D                          (.05) D                  .03 D, E   (.02) D   .01

Net realized and unrealized       4.29                             .19                      2.65       2.21      1.31
gain (loss)

Total from investment             4.27                             .14                      2.68       2.19      1.32
operations

Less Distributions

 From net investment income       -                                -                        (.01)      (.01)     -

From net realized gain            -                                -                        (1.24)     (.35)     -

Total distributions               -                                -                        (1.25)     (.36)     -

Redemption fees added to paid     .09                              .05                      .12        .07       .02
in capital

Net asset value, end of period   $ 19.34                          $ 14.98                  $ 14.79    $ 13.24   $ 11.34

TOTAL RETURN B, C                 29.11%                           1.28%                    22.81%     20.47%    13.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 55,425                         $ 22,959                 $ 34,795   $ 12,732  $ 7,178
(000 omitted)

Ratio of expenses to average      1.61% A                          1.90%                    1.76%      2.00% G   2.00% G
net assets

Ratio of expenses to average      1.60% A, H                       1.79% H                  1.74% H    2.00%     2.00%
net assets after expense
reductions

Ratio of net investment           (.17)% A                         (.34)%                   .20%       (.18)%    .12%
income (loss) to average net
assets

Portfolio turnover rate           166% A                           132%                     139%       120%      133%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.08 PER
SHARE.

F FOR THE PERIOD NOVEMBER 1,
1995 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31,
1996.

G FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


UNITED KINGDOM
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY UNITED KINGDOM          4.14%          -1.25%       80.99%

FIDELITY UNITED KINGDOM          1.02%          -4.22%       75.56%
(INCL. 3.00% SALES CHARGE)

FT-All-Shares                    -0.30%         -1.48%       98.28%

European Region Funds Average    21.51%         25.29%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 1, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the FT-All-Shares Index - a market capitalization-weighted index of over 750 stocks traded in the U.K. market. To measure how the fund's performance stacked up against its peers, you can compare the fund's performance to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994     PAST 1 YEAR  LIFE OF FUND

FIDELITY UNITED KINGDOM            -1.25%       14.10%

FIDELITY UNITED KINGDOM            -4.22%       13.33%
(INCL. 3.00% SALES CHARGE)

FT-All-Shares                      -1.48%       16.43%

European Region Funds Average      25.29%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             United Kingdom              FTSE Actuaries All Shares
             00344                       FT001
  1995/11/01       9700.00                    10000.00
  1995/11/30       9573.90                    10045.63
  1995/12/31       9778.19                    10332.30
  1996/01/31       9729.49                    10310.34
  1996/02/29       9963.23                    10460.66
  1996/03/31      10099.58                    10580.27
  1996/04/30      10411.24                    10783.02
  1996/05/31      10722.89                    10999.14
  1996/06/30      10596.28                    10897.13
  1996/07/31      10430.72                    10838.63
  1996/08/31      10927.42                    11423.97
  1996/09/30      11005.33                    11641.61
  1996/10/31      11579.95                    12221.95
  1996/11/30      12183.78                    12823.08
  1996/12/31      12575.73                    13285.32
  1997/01/31      12205.27                    12911.20
  1997/02/28      12555.71                    13299.67
  1997/03/31      12565.72                    13420.62
  1997/04/30      12665.85                    13546.04
  1997/05/31      13016.28                    14119.45
  1997/06/30      13216.53                    14307.89
  1997/07/31      13526.92                    14788.25
  1997/08/31      13366.72                    14587.42
  1997/09/30      14408.03                    15706.71
  1997/10/31      14227.80                    15250.76
  1997/11/30      14347.95                    15309.01
  1997/12/31      14686.21                    15781.29
  1998/01/31      15115.63                    16509.20
  1998/02/28      16103.30                    17613.50
  1998/03/31      17037.29                    18678.26
  1998/04/30      17048.02                    18737.66
  1998/05/31      16919.20                    18390.36
  1998/06/30      16790.37                    18462.12
  1998/07/31      16146.24                    18059.16
  1998/08/31      13902.51                    16565.85
  1998/09/30      14428.55                    16189.75
  1998/10/31      14986.80                    17067.41
  1998/11/30      15684.61                    17671.51
  1998/12/31      16201.58                    18175.13
  1999/01/31      16109.46                    18101.10
  1999/02/28      16512.48                    18527.57
  1999/03/31      17088.23                    19246.07
  1999/04/30      17779.13                    20125.69
  1999/05/31      16903.99                    19140.07
  1999/06/30      16834.90                    19232.10
  1999/07/31      17111.26                    19639.91
  1999/08/31      17088.23                    19666.90
  1999/09/30      16719.75                    19405.59
  1999/10/31      16857.93                    19887.49
  1999/11/30      17341.56                    20544.83
  1999/12/31      18590.27                    21865.39
  2000/01/31      17544.57                    20195.89
  2000/02/29      17242.48                    19806.98
  2000/03/31      18206.85                    20900.73
  2000/04/28      17556.19                    19827.88
IMATRL PRASUN   SHR__CHT 20000430 20000519 114431 R00000000000057

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity United Kingdom Fund on November 1, 1995, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $17,556 - a 75.56% increase on the initial investment. For comparison, look at how the FT-All-Shares Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,828 - a 98.28% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

UNITED KINGDOM
FUND TALK: THE MANAGER'S OVERVIEW

(portfolio manager photograph)

An interview with Frederic Gautier, Portfolio Manager of Fidelity
United Kingdom Fund

Q. HOW DID THE FUND PERFORM, FREDERIC?

A. For the six months that ended April 30, 2000, the fund delivered a total return of 4.14%, outpacing the FT-All-Shares Index, which returned -0.30%. The European region funds average tracked by Lipper Inc. returned 21.51% during this same time frame. For the 12 months that ended April 30, 2000, the fund returned -1.25%, while the FT-All-Shares Index and Lipper average posted returns of -1.48% and 25.29%, respectively.

Q. WHAT FACTORS HELPED THE FUND BEAT ITS BENCHMARK DURING THE
SIX-MONTH PERIOD?

A. Favorable positioning within the hot technology and media sectors helped us garner an edge over the index during the period. Specifically, the fund's overweighting in software and computer services, including names such as Autonomy and Sage, proved particularly beneficial to performance. I sold off the fund's position in Autonomy prior to the end of the period. Our overexposure to Informa - a global provider of business information and education through electronic channels - also helped. In terms of media, our stakes in Capital Radio and Carlton Communications provided additional returns, riding a period of strong Internet-related advertising spending in the U.K. The fund's limited exposure to poorly performing paper and mining stocks further boosted performance relative to the index. From a competitive standpoint, the fund lagged its Lipper peers, a group that's generally more reflective of investment activity across European markets overall.

Q. HOW DID THE FUND'S HOLDINGS IN TELECOMMUNICATIONS FARE?

A. Having an underweighted exposure to telecom providers worked to our advantage, as much of the industry fell prey to the sell-off that shook most new economy stocks late in the period. The fund's top holding, Vodafone AirTouch, was no exception, dipping further on digestion problems related to recent acquisitions and an uncertain revenue picture surrounding the impending roll-out of Web-enabled cell phones. Vodafone's takeover of German telecom operator Mannesmann in February resulted in the fund owning fewer shares of the combined entity than the index, which was a plus given its lackluster performance. The fund's stake in British Telecommunications didn't help much, as the company faced the prospect of having to open up its local service lines to competition sooner than expected.

Q. WHAT WERE SOME OF YOUR OTHER STRATEGIES AND HOW DID THEY PLAY OUT
FOR THE FUND?

A. I was a bit bearish on industrials in general given the strength of the sterling, but one name I did own, FKI - an electrical engineering concern - performed nicely for us. I took some profits in tech toward the end of the period, as investors fled high-growth areas of the market for safer havens elsewhere. The decision to remain overweighted in defensive electric utilities issues, such as Scottish & Southern Energy and National Grid, provided gains while helping to reduce the overall volatility of the portfolio. Similarly, our exposure to recovering drug stocks Glaxo Wellcome and SmithKline Beecham also helped, as did our limited exposure to a generally weak retail sector. The retailers we did own, however, such as Tesco and Kingfisher, provided additional returns.

Q. WHAT OTHER STOCKS CONTRIBUTED TO PERFORMANCE? WHICH DETRACTED?

A. Venture capital firm 3i benefited from a strong global portfolio of investments in technology-related companies. Sage - a leading provider of Web-enabled accounting software for smaller-sized businesses - benefited from strong top-line growth and improving margins, along with further expansion of its business both in the U.S. and Europe. Reuters, a global financial information and news provider, rode volatile U.S. equity markets higher during the first quarter of 2000 - enjoying a sharp rise in revenues delivered by its Instinet electronic broker. Investment management firm Amvescap also benefited from strong market activity and improving fund performance. On the downside, bank stocks such as Lloyds, Royal Bank of Scotland and National Westminster wilted in the face of rising interest rates. The fund no longer held National Westminster at the close of the period. Mortgage banker Alliance & Leicester stumbled on margin pressures. South African Breweries was felled by a weak local currency as well as overpaying for an acquisition.

Q. WHAT'S YOUR OUTLOOK?

A. The market is still extremely volatile given the current valuation levels of tech stocks and the potential for further interest-rate hikes. I feel the fund is reasonably well-positioned at the moment to respond to the various swings in the market. Since it would be foolish to consider aggressive sector positioning in this environment, I intend to stay relatively sector neutral, focusing my efforts instead on finding the best stocks and adding value from the bottom up.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

NOTE TO SHAREHOLDERS: On January 20, 2000, the Board of Trustees of Fidelity United Kingdom Fund voted to present a proposal to shareholders to merge the fund into Fidelity Europe Fund. A shareholder meeting is scheduled for July 19, 2000. If shareholders approve the merger, it will occur on or about July 24, 2000.

FUND FACTS

GOAL: long-term growth of capital by investing mainly in equity securities of British issuers

FUND NUMBER: 344

TRADING SYMBOL: FUTYF

START DATE: November 1, 1995

SIZE: as of April 30, 2000, more than
$3.9 million

MANAGER: Frederic Gautier, since 1998;

manager, various Fidelity funds through Fidelity
International Limited, since 1995; joined
Fidelity in 1994
(checkmark)

UNITED KINGDOM

INVESTMENT CHANGES




AS OF APRIL 30, 2000
France 0.3%
United States 1.2%
Ireland 3.8%
Row: 1, Col: 1, Value: 0.3
Row: 1, Col: 2, Value: 3.8
Row: 1, Col: 3, Value: 0.5
Row: 1, Col: 4, Value: 94.2
Row: 1, Col: 5, Value: 1.2
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0
Row: 1, Col: 9, Value: 0.0
Row: 1, Col: 10, Value: 0.0
Luxembourg 0.5%
United Kingdom 94.2%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
Ireland 5.7%
United States 0.7%
Row: 1, Col: 1, Value: 5.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 93.59999999999999
Row: 1, Col: 4, Value: 0.7000000000000001
United Kingdom 93.6%

ASSET ALLOCATION

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Stocks                          98.8                     99.3

Short-Term Investments and      1.2                      0.7
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Vodafone AirTouch PLC           9.2                      8.0
(Cellular)

BP Amoco PLC (Oil & Gas)        6.1                      6.1

Glaxo Wellcome PLC (Drugs &     4.2                      4.5
Pharmaceuticals)

Shell Transport & Trading Co.   3.8                      3.8
PLC (Oil & Gas)

SmithKline Beecham PLC (Drugs   3.6                      3.7
& Pharmaceuticals)

Royal Bank of Scotland Group    3.3                      2.5
PLC (Banks)

Amvescap PLC (Securities        2.7                      1.6
Industry)

British Telecommunications      2.7                      5.0
PLC (Telephone Services)

Lloyds TSB Group PLC (Banks)    2.5                      3.5

AstraZeneca Group PLC  (Drugs   2.3                      1.3
& Pharmaceuticals)

                                40.4                     40.0

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Finance                         21.7                     26.4

Utilities                       19.3                     17.1

Health                          11.4                     11.6

Energy                          9.9                      9.9

Media & Leisure                 8.1                      4.2

Technology                      5.5                      2.4

Retail & Wholesale              4.6                      5.3

Services                        4.4                      3.5

Nondurables                     3.6                      6.2

Construction & Real Estate      2.8                      3.4


UNITED KINGDOM

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 98.8%

                                 SHARES               VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.6%

British Aerospace PLC             10,642              $ 65,137

BASIC INDUSTRIES - 1.7%

METALS & MINING - 1.1%

Johnson Matthey PLC               3,400                43,549

PAPER & FOREST PRODUCTS - 0.6%

Jefferson Smurfit Group PLC       9,530                20,431

Rexam PLC                         1,100                4,191

                                                       24,622

TOTAL BASIC INDUSTRIES                                 68,171

CONSTRUCTION & REAL ESTATE -
2.8%

BUILDING MATERIALS - 0.9%

CRH PLC                           2,190                35,111

CONSTRUCTION - 1.0%

George Wimpey PLC                 11,990               21,502

Persimmon PLC                     6,460                20,091

                                                       41,593

REAL ESTATE - 0.9%

Minerva PLC                       9,832                34,367

TOTAL CONSTRUCTION & REAL                              111,071
ESTATE

DURABLES - 0.7%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Mayflower Corp. PLC               4,390                9,616

HOME FURNISHINGS - 0.5%

Carpetright PLC                   2,880                19,843

TOTAL DURABLES                                         29,459

ENERGY - 9.9%

OIL & GAS - 9.9%

BP Amoco PLC                      28,620               243,270

Shell Transport & Trading Co.     18,730               150,620
PLC (Reg.)

                                                       393,890

FINANCE - 21.7%

BANKS - 12.8%

Alliance & Leicester PLC          4,090                40,442

Bank of Ireland, Inc.             10,840               73,113

Barclays PLC                      1,600                40,814

HSBC Holdings PLC  (United        6,760                77,318
Kingdom) (Reg.)

Lloyds TSB Group PLC              10,280               100,291

Royal Bank of Scotland Group      8,503                131,632
PLC

Standard Chartered PLC            3,570                47,751

                                                       511,361

INSURANCE - 4.8%

Domestic & General Group PLC      2,850                23,554



                                 SHARES               VALUE (NOTE 1)

Hogg Robinson PLC                 2,080               $ 7,917

Independent Insurance PLC         8,970                30,502

Irish Life & Permanent PLC        3,060                25,275

Norwich Union PLC                 6,210                42,303

Prudential Corp. PLC              2,520                38,600

Royal & Sun Alliance              4,189                23,330
Insurance  Group PLC

                                                       191,481

INVESTMENT COMPANIES - 0.7%

3i Group PLC                      1,420                28,435

SECURITIES INDUSTRY - 3.4%

Amvescap PLC                      7,560                109,047

Man (ED&F) Group PLC              3,740                28,847

                                                       137,894

TOTAL FINANCE                                          869,171

HEALTH - 11.4%

DRUGS & PHARMACEUTICALS - 10.1%

AstraZeneca Group PLC (United     2,170                91,411
Kingdom)

Glaxo Wellcome PLC                5,360                168,338

SmithKline Beecham PLC            10,370               142,587

                                                       402,336

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Smith & Nephew PLC                8,060                23,164

SSL International PLC             2,893                29,325

                                                       52,489

TOTAL HEALTH                                           454,825

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.2%

FKI PLC                           12,090               45,875

MEDIA & LEISURE - 8.1%

BROADCASTING - 2.6%

Audiofina                         170                  20,995

Capital Radio PLC                 1,010                23,143

Carlton Communications PLC        3,400                40,882

Telewest Communications PLC       3,300                20,006
(a)

                                                       105,026

ENTERTAINMENT - 1.5%

Granada Group PLC                 6,330                61,559

LODGING & GAMING - 0.8%

Millennium & Copthorne Hotels     5,200                32,935
PLC

PUBLISHING - 2.2%

Daily Mail & General Trust        1,560                24,235
PLC Class A

EMAP PLC                          1,480                28,487

Informa Group PLC                 2,440                25,798

Trinity Mirror PLC                700                  5,421

                                                       83,941

COMMON STOCKS - CONTINUED

                                 SHARES               VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 1.0%

Enterprise Inns PLC               6,830               $ 39,577

TOTAL MEDIA & LEISURE                                  323,038

NONDURABLES - 3.6%

BEVERAGES - 1.0%

South African Breweries PLC       5,500                40,307

FOODS - 0.6%

Associated British Foods PLC      2,300                13,578

Bernard Matthews PLC              7,890                13,605

                                                       27,183

HOUSEHOLD PRODUCTS - 0.8%

Unilever PLC                      4,880                30,348

TOBACCO - 1.2%

Gallaher Group PLC                9,300                45,871

TOTAL NONDURABLES                                      143,709

RETAIL & WHOLESALE - 4.6%

APPAREL STORES - 0.3%

Arcadia Group PLC                 4,670                2,902

New Look Group PLC                4,740                9,131

                                                       12,033

GENERAL MERCHANDISE STORES -
0.8%

Kingfisher PLC                    4,120                33,650

GROCERY STORES - 2.7%

Safeway PLC                       8,860                29,799

Tesco PLC                         22,760               77,433

                                                       107,232

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.8%

Great Universal Stores PLC        4,950                29,798
Class A

TOTAL RETAIL & WHOLESALE                               182,713

SERVICES - 4.4%

ADVERTISING - 1.6%

Aegis Group PLC                   7,300                19,846

WPP Group PLC                     2,800                44,977

                                                       64,823

SERVICES - 2.8%

Reuters Group PLC                 3,580                63,902

Securicor PLC                     9,050                18,031

Taylor Nelson Sofres PLC          8,290                31,913

                                                       113,846

TOTAL SERVICES                                         178,669



                                 SHARES               VALUE (NOTE 1)

TECHNOLOGY - 5.5%

COMMUNICATIONS EQUIPMENT - 1.9%

Filtronic PLC                     1,050               $ 28,219

Marconi PLC                       3,930                48,934

                                                       77,153

COMPUTER SERVICES & SOFTWARE
- 3.6%

Computacenter PLC                 900                  14,191

ILOG SA sponsored ADR (a)         300                  10,800

MERANT PLC (a)                    1,040                2,569

Misys PLC                         1,200                13,665

Sage Group PLC                    4,500                49,704

Sema Group PLC                    2,350                37,675

Synstar PLC (a)                   3,470                7,385

Triad Group PLC                   2,200                8,886

                                                       144,875

TOTAL TECHNOLOGY                                       222,028

TRANSPORTATION - 2.3%

AIR TRANSPORTATION - 0.6%

BAA PLC                           3,700                23,840

TRUCKING & FREIGHT - 1.7%

Exel PLC                          6,880                37,355

Stagecoach Holdings PLC           15,690               15,356

TDG PLC                           5,000                14,758

                                                       67,469

TOTAL TRANSPORTATION                                   91,309

UTILITIES - 19.3%

CELLULAR - 9.2%

Vodafone AirTouch PLC             78,090               367,025

ELECTRIC UTILITY - 3.0%

Independent Energy Holdings       660                  24,607
PLC (a)

National Grid Group PLC           5,173                42,391

Scottish & Southern Energy PLC    6,430                54,090

                                                       121,088

TELEPHONE SERVICES - 6.2%

British Telecommunications PLC    5,840                106,872

Cable & Wireless PLC              4,900                80,917

Energis PLC (a)                   1,180                58,092

                                                       245,881

WATER - 0.9%

Severn Trent PLC                  3,670                37,144

TOTAL UTILITIES                                        771,138

TOTAL COMMON STOCKS                        3,950,203
(Cost $3,484,832)


NONCONVERTIBLE BONDS - 0.0%

MOODY'S RATINGS                        PRINCIPAL AMOUNT      VALUE  (NOTE 1)

AEROSPACE & DEFENSE - 0.0%

British Aerospace PLC 7.45%   -   GBP   1                    $ 2
11/30/03 (Cost $0)


CASH EQUIVALENTS - 1.2%

                              MATURITY AMOUNT

Investments in repurchase     $ 49,023                       49,000
agreements (U.S. Government
Obligations), in a joint
trading account at 5.69%,
dated 4/28/00 due 5/1/00

                              SHARES

Taxable Central Cash Fund,     233                           233
5.77% (b)

TOTAL CASH EQUIVALENTS                          49,233
(Cost $49,233)

TOTAL INVESTMENT PORTFOLIO -                                 3,999,438
100.0%
(Cost $3,534,065)

NET OTHER ASSETS - (0.0)%                                    (299)

NET ASSETS - 100%                              $ 3,999,139

CURRENCY ABBREVIATIONS

GBP                     -   British pound

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,748,270 and $4,474,362, respectively.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $3,549,552. Net unrealized appreciation aggregated $449,886, of which $827,045 related to appreciated investment securities and $377,159 related to depreciated investment securities.

At October 31, 1999 the fund had a capital loss carryforward of approximately $2,000 all of which will expire on October 31, 2007.

UNITED KINGDOM
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000

ASSETS

Investment in securities, at            $ 3,999,438
value (including repurchase
agreements of $49,000) (cost
$3,534,065) - See
accompanying schedule

Cash                                     1,392

Foreign currency held at                 4,928
value  (cost $4,928)

Receivable for investments               11,091
sold

Dividends receivable                     24,474

Interest receivable                      34

Receivable from investment               1,157
adviser for expense
reductions

 TOTAL ASSETS                            4,042,514

LIABILITIES

Payable for investments        $ 8,862
purchased

Payable for fund shares         6,927
redeemed

Other payables and  accrued     27,586
expenses

 TOTAL LIABILITIES                       43,375

NET ASSETS                              $ 3,999,139

Net Assets consist of:

Paid in capital                         $ 2,987,922

Undistributed net investment             1,035
income

Accumulated undistributed net            545,191
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              464,991
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 264,698                 $ 3,999,139
shares outstanding

NET ASSET VALUE and                      $15.11
redemption price per share
($3,999,139 (divided by)
264,698 shares)

Maximum offering price per               $15.58
share (100/97.00 of $15.11)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000

INVESTMENT INCOME                            $ 88,914
Dividends

Interest                                      1,692

                                              90,606

Less foreign taxes withheld                   (6,154)

 TOTAL INCOME                                 84,452

EXPENSES

Management fee                   $ 18,897

Transfer agent fees               8,990

Accounting fees and expenses      30,011

Non-interested trustees'          5
compensation

Custodian fees and expenses       39,502

Registration fees                 8,515

Audit                             10,087

Legal                             101

Miscellaneous                     7

 Total expenses before            116,115
reductions

 Expense reductions               (65,977)    50,138

NET INVESTMENT INCOME                         34,314

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            571,442

 Foreign currency transactions    (1,193)     570,249

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (278,293)

 Assets and liabilities in        (277)       (278,570)
foreign currencies

NET GAIN (LOSS)                               291,679

NET INCREASE (DECREASE) IN                   $ 325,993
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                      $ 2,644
charges paid to FDC

 Sales charges - Retained by                 $ 2,644
FDC

 Expense reductions                          $ 64,656
  FMR reimbursement

  Directed brokerage                          163
arrangements

  Custodian credits                           1,158

                                             $ 65,977

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ 34,314                    $ 37,342
income

 Net realized gain (loss)         570,249                     61,046

 Change in net unrealized         (278,570)                   703,633
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       325,993                     802,021
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (60,129)                    (69,464)
From net investment income

 From net realized gain           -                           (411,822)

 TOTAL DISTRIBUTIONS              (60,129)                    (481,286)

Share transactions Net            912,402                     1,697,930
proceeds from sales of shares

 Reinvestment of distributions    57,571                      460,462

 Cost of shares redeemed          (3,668,908)                 (2,968,242)

 NET INCREASE (DECREASE) IN       (2,698,935)                 (809,850)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   2,702                       3,189

  TOTAL INCREASE (DECREASE)       (2,430,369)                 (485,926)
IN NET ASSETS

NET ASSETS

 Beginning of period              6,429,508                   6,915,434

 End of period (including        $ 3,999,139                 $ 6,429,508
undistributed net investment
income of $1,035 and
$33,638, respectively)

OTHER INFORMATION
Shares

 Sold                             59,445                      114,788

 Issued in reinvestment of        3,712                       34,466
distributions

 Redeemed                         (237,648)                   (205,450)

 Net increase (decrease)          (174,491)                   (56,196)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998      1997      1996 E

Net asset value, beginning of    $ 14.64                          $ 13.96                  $ 14.21   $ 11.89   $ 10.00
period

Income from Investment
Operations

Net investment income             .10 D                            .08 D                    .19 D     .31 D     .16

Net realized and unrealized       .50                              1.56                     .46       2.31      1.75
gain (loss)

Total from investment             .60                              1.64                     .65       2.62      1.91
operations

Less Distributions

 From net investment income       (.14)                            (.14)                    (.19)     (.13)     (.04)

From net realized gain            -                                (.83)                    (.80)     (.20)     -

Total distributions               (.14)                            (.97)                    (.99)     (.33)     (.04)

Redemption fees added to paid     .01                              .01                      .09       .03       .02
in capital

Net asset value, end of period   $ 15.11                          $ 14.64                  $ 13.96   $ 14.21   $ 11.89

TOTAL RETURN B, C                 4.14%                            12.49%                   5.33%     22.87%    19.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,999                          $ 6,430                  $ 6,915   $ 5,709   $ 2,656
(000 omitted)

Ratio of expenses to average      2.00% A, F                       2.00% F                  2.02% F   2.00% F   2.00% F
net assets

Ratio of expenses to average      1.95% A, G                       1.98% G                  2.01% G   1.99% G   1.97% G
net assets after expense
reductions

Ratio of net investment           1.33% A                          .55%                     1.26%     2.36%     1.62%
income to average net assets

Portfolio turnover rate           69% A                            78%                      191%      96%       50%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 1,
1995 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31,
1996.

F FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity France Fund, Fidelity Germany Fund, and Fidelity United Kingdom Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Effective the close of business on April 19, 2000, the funds were closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities for which quotations are readily available are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income, accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in Fidelity France Fund, Fidelity Germany Fund, and Fidelity United Kingdom Fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC) the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other
Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, each fund's management fee was equivalent to the following annualized rates expressed as a percentage of average net assets:

France  .74%
Germany  .74%
United Kingdom  .73%

SUB-ADVISER FEE. FMR, on behalf of the funds, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. FDC receives a sales charge of up to 3% for selling shares of each fund. The amounts received and retained by FDC for sales charges are shown under the caption "Other Information" on each fund's Statement of Operations.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates of the average net assets of:

France  .32%
Germany  .31%
United Kingdom  .35%

BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse each fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of 2.00% of average net assets of the applicable funds.

FMR has directed certain portfolio trades to brokers who paid a portion of certain funds' expenses.

In addition through arrangements with the certain fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's
Statement of Operations.

7. PROPOSED REORGANIZATION.

The Board of Trustees of Fidelity France Fund, Fidelity Germany Fund and Fidelity United Kingdom Fund has approved Agreements and Plans of Reorganization ("Agreements") between each of these funds and Fidelity Europe Fund ("Reorganizations"). The Agreements provide for the transfer of all of the assets of each of these funds to Fidelity Europe Fund in exchange solely for the number of shares of Fidelity Europe Fund having the same aggregate net asset value as the outstanding shares of each of these funds as of the close of business of the New York Stock Exchange on the day that the Reorganizations are effective. The Agreements also provide for the assumption by Fidelity Europe Fund of all of the liabilities of each of these funds. A Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund to which the Reorganization relates. A Special Meeting of Shareholders ("Meeting") of Fidelity France Fund, Fidelity Germany Fund, and Fidelity United Kingdom Fund will be held on July 19, 2000 to vote on the Agreements. A detailed description of the proposed transactions and voting information was sent to shareholders of Fidelity France Fund, Fidelity Germany Fund, and Fidelity United Kingdom Fund in May 2000. If the Agreements are approved at the Meeting, the Reorganizations are expected to become effective on or about July 24, 2000 (Fidelity United Kingdom Fund), July 26, 2000 (Fidelity Germany Fund), and July 28, 2000 (Fidelity France Fund).

Effective the close of business on April 19, 2000, shares of Fidelity France Fund, Fidelity Germany Fund, and Fidelity United Kingdom Fund are no longer available for purchase or exchange to new accounts of these funds pending the proposed Reorganization, except through the reinvestment of dividends and other distributions by shareholders of the fund on April 19, 2000.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED SERVICE TELEPHONE (FAST(registered trademark))
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)

FIDELITY ON-LINE XPRESS+X(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP61
400 East Las Colinas Blvd.
Irving, TX 75039-5587
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
 (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Richard A. Spillane, Jr., VICE PRESIDENT
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria F. Dwyer, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIANS
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S INTERNATIONAL EQUITY FUNDS
Canada Fund
Diversified International Fund
Emerging Markets Fund
Europe Fund
Europe Capital Appreciation Fund
France Fund
Germany Fund
Global Balanced Fund
Hong Kong and China Fund
International Growth & Income Fund
International Value Fund
Japan Fund
Japan Smaller Companies Fund
Latin America Fund
Nordic Fund
Overseas Fund
Pacific Basin Fund
Southeast Asia Fund
United Kingdom Fund
Worldwide Fund
CORPORATE HEADQUARTERS
82 Devonshire Street
Boston, MA 02109
www.fidelity.com
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
 BULK RATE
U.S. Postage
PAID
Fidelity
Investments
P.O. Box 193
Boston, MA 02101

(2_FIDELITY_LOGOS)FIDELITY'S
BROADLY DIVERSIFIED INTERNATIONAL EQUITY
FUNDS
Fidelity Global Balanced Fund
Fidelity International Growth & Income Fund
Fidelity Diversified International Fund
Fidelity Aggressive International Fund
 (formerly Fidelity International Value Fund)
Fidelity Overseas Fund
Fidelity Worldwide Fund

SEMIANNUAL REPORT

APRIL 30, 2000

CONTENTS

MARKET RECAP                    3   A REVIEW OF WHAT HAPPENED IN
                                    WORLD MARKETS DURING THE
                                    PAST SIX MONTHS.

GLOBAL BALANCED FUND            4   PERFORMANCE
                                5   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                                7   INVESTMENT CHANGES
                                8   INVESTMENTS
                                16  FINANCIAL STATEMENTS

INTERNATIONAL GROWTH & INCOME   18  PERFORMANCE
FUND                            19  FUND TALK: THE MANAGER'S
                                    OVERVIEW
                                21  INVESTMENT CHANGES
                                22  INVESTMENTS
                                27  FINANCIAL STATEMENTS

DIVERSIFIED INTERNATIONAL FUND  29  PERFORMANCE
                                30  FUND TALK: THE MANAGER'S
                                    OVERVIEW
                                32  INVESTMENT CHANGES
                                33  INVESTMENTS
                                40  FINANCIAL STATEMENTS

AGGRESSIVE INTERNATIONAL FUND   42  PERFORMANCE
                                43  FUND TALK: THE MANAGER'S
                                    OVERVIEW
                                45  INVESTMENT CHANGES
                                46  INVESTMENTS
                                48  FINANCIAL STATEMENTS

OVERSEAS FUND                   50  PERFORMANCE
                                51  FUND TALK: THE MANAGER'S
                                    OVERVIEW
                                53  INVESTMENT CHANGES
                                54  INVESTMENTS
                                58  FINANCIAL STATEMENTS

WORLDWIDE FUND                  60  PERFORMANCE
                                61  FUND TALK: THE MANAGERS'
                                    OVERVIEW
                                63  INVESTMENT CHANGES
                                64  INVESTMENTS
                                69  FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS   71  NOTES TO THE FINANCIAL
                                    STATEMENTS

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(RECYCLE LOGO) This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

MARKET RECAP


Stock markets around the world demonstrated remarkable parallels in general performance during the six-month period ending April 30, 2000. The first four months of the period were characterized by investors' infatuation with new economy stocks - primarily technology and communications issues - at the expense of nearly every other segment of the market. In March and April, however, rising interest rates and inflation fears in the U.S. helped spark a worldwide tech sell-off that, for the most part, wiped out all of 2000's year-to-date gains.

EUROPE: New economy stocks lifted the Old World's equity markets for most of the six months ending April 30, 2000. Europe entered the period on an upbeat note. Its overall economy was improving, corporate profits were rising, and its equity markets were enjoying the rapid appreciation of Internet and wireless stocks. That backdrop lasted through mid-March, when new economy stocks hit the wall. From that point through the end of April, European equity markets fell in conjunction with the rest of the world's. Overall, however, the six-month period was a strong one given the 8.43% return of the Morgan Stanley Capital International (MSCI) Europe Index.

EMERGING MARKETS: Traditionally among the most turbulent investment opportunities, emerging markets were some of the strongest performers during the past six months. Asian emerging markets performed very well for the most part, but were among the first regions to fall victim to volatile new economy stocks and U.S. inflation fears. South Korea and Hong Kong were two of the stronger performers, while Taiwan, India and Singapore all benefited from their well-developed technology industries. For the period, the MSCI All Country Asia Free ex-Japan Index returned 7.23%. Latin American emerging markets performed even better, based on the 20.84% return of the MSCI Emerging Markets Free-Latin America Index. Mexico, the largest country in the index, was its top performer. European emerging markets also were solid. Russia was a tremendous turnaround story, while the Turkish market posted exceptional gains, boosted by an International Monetary Fund loan and its European Union candidacy.

JAPAN AND THE FAR EAST: After gaining a stellar 75.89% in 1999, the Tokyo Stock Exchange Index - a gauge of the Japanese market better known as TOPIX - was down over 9% through the first four months of 2000. What changed? Japan's economy, the world's second largest, slipped into a recession late last year, and investors began to shy away from "New Japan" - akin to new economy - stocks on fears that profit expectations would not be met and that the stocks were overpriced. For the six months ending April 30, 2000, the TOPIX index was up 2.10%. Conversely, Hong Kong and China maintained their momentum from 1999, benefiting in part from fast-growing economies and China's impending entry into the World Trade Organization. For the period, the Hang Seng Index returned 16.77%.

U.S. AND CANADA: Record-setting equity market performance driven by soaring telecommunications and technology stocks, a strong economy, historically low levels of unemployment, and a Federal Reserve Board trying to keep it all from spiraling out of control were just a few of the contributing factors to U.S. stock market performance for the past six months. And how this story ended was similar around the world - with a steep, six-week plunge in new economy stocks that wiped out most of the new year's gains. For the six-month period, the Standard & Poor's 500SM Index returned 7.20%. The tech-heavy NASDAQ Composite Index gained 30.28% - despite falling over 15% in the month of April - while the Dow Jones Industrial Average gained 0.78%. The Canadian equity market - traditionally driven by natural resources stocks - also benefited from surging tech shares, which in 1999 helped the Toronto Stock Exchange (TSE) 300 post its best performance of the decade. Also, because the TSE 300 was a bit broader than most major equity indexes, it didn't fall as much during the tech correction in April. The TSE gained 28.83% during the past six months, one of the best returns of any broad-based equity index in the world for that time.

BONDS: Accelerating interest rates and compelling stock market returns took their toll on U.S. fixed-income investments. However, many bonds bounced back somewhat as a haven from turbulent equities in the later stages of the six-months ending April 30. During this time, the U.S. taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained 1.42%. Treasuries were one of the strongest bond segments in the U.S., sparked by the Treasury's plans to buy back long-term debt and curtail future government debt auctions. For the period, the Lehman Brothers Long Term Government Index returned 4.54%. Government bonds internationally fared even worse, highlighted by the Salomon Brothers Non-U.S. World Government Bond Index return of -6.86%. For bonds, emerging markets were the place to be, as the JP Morgan Emerging Markets Bond Index returned 12.43% for the past six months.


 Standard & Poor's 500 Index Morgan Stanley Capital International
Europe, Australasia, Far East Index
 * YEAR TO DATE THROUGH APRIL 30, 2000.
Row: 1, Col: 1, Value: nil
Row: 1, Col: 2, Value: nil
Row: 2, Col: 1, Value: 6.1
Row: 2, Col: 2, Value: 7.38
Row: 3, Col: 1, Value: 31.57
Row: 3, Col: 2, Value: 56.16
Row: 4, Col: 1, Value: 18.56
Row: 4, Col: 2, Value: 69.44000000000001
Row: 5, Col: 1, Value: 5.1
Row: 5, Col: 2, Value: 24.63
Row: 6, Col: 1, Value: 16.61
Row: 6, Col: 2, Value: 28.27
Row: 7, Col: 1, Value: 31.69
Row: 7, Col: 2, Value: 10.53
Row: 8, Col: 1, Value: -3.1
Row: 8, Col: 2, Value: -23.45
Row: 9, Col: 1, Value: 30.47
Row: 9, Col: 2, Value: 12.13
Row: 10, Col: 1, Value: 7.619999999999999
Row: 10, Col: 2, Value: -12.17
Row: 11, Col: 1, Value: 10.08
Row: 11, Col: 2, Value: 32.56
Row: 12, Col: 1, Value: 1.32
Row: 12, Col: 2, Value: 7.78
Row: 13, Col: 1, Value: 37.58
Row: 13, Col: 2, Value: 11.21
Row: 14, Col: 1, Value: 22.96
Row: 14, Col: 2, Value: 6.05
Row: 15, Col: 1, Value: 32.11
Row: 15, Col: 2, Value: 4.819999999999999
Row: 16, Col: 1, Value: 28.58
Row: 16, Col: 2, Value: 20.27
Row: 17, Col: 1, Value: 12.03
Row: 17, Col: 2, Value: 12.79
Row: 18, Col: 1, Value: -0.78
Row: 18, Col: 2, Value: -5.3
%
GLOBAL BALANCED
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY GLOBAL BALANCED         7.73%          14.69%       86.00%        132.32%

Fidelity Global Balanced         2.72%          6.03%        73.25%        n/a
Composite

 MSCI World                      7.49%          12.29%       120.06%       205.18%

 SB World Govt Bond              -4.35%         -3.47%       17.05%        n/a

Global Flexible Portfolio        9.73%          13.48%       87.82%        n/a
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 1, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Global Balanced Composite Index - a hypothetical combination of unmanaged indices, combining the total returns of the Morgan Stanley Capital International World (MSCI) Index and the Salomon Brothers World Government Bond Index using a weighting of 60% to 40%, respectively. To measure how the fund's performance stacked up against its peers, you can compare it to the global flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY GLOBAL BALANCED         14.69%       13.21%        12.34%

Fidelity Global Balanced         6.03%        11.62%        n/a
Composite

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Global Bal                  MSCI World                  SB World Govt              Global Comp
             gb334_00                    MS004                       SB006                      F0071
  1993/02/26      10000.00                    10000.00                    10000.00                   10000.00
  1993/03/31      10639.77                    10576.83                    10153.51                   10407.70
  1993/04/30      11203.78                    11064.11                    10368.08                   10783.23
  1993/05/28      11423.65                    11316.16                    10472.05                   10973.76
  1993/06/30      11299.46                    11218.32                    10449.72                   10907.61
  1993/07/30      11501.06                    11446.52                    10479.38                   11052.96
  1993/08/31      12163.48                    11968.39                    10794.43                   11488.39
  1993/09/30       12102.98                   11744.40                    10922.48                   11414.07
  1993/10/29       12649.13                   12065.21                    10903.98                   11593.38
  1993/11/30       12502.84                   11379.87                    10825.83                   11165.33
  1993/12/31       13096.97                   11933.93                    10917.94                   11529.46
  1994/01/31       13743.86                   12718.26                    11005.86                   12021.00
  1994/02/28       13246.25                   12550.86                    10933.99                   11894.82
  1994/03/31       12368.06                   12006.96                    10918.29                   11578.87
  1994/04/29       12198.22                   12375.31                    10930.85                   11797.10
  1994/05/31       12398.03                   12404.35                    10834.90                   11772.18
  1994/06/30       11806.56                   12367.06                    10991.21                   11818.76
  1994/07/29       12027.25                   12599.35                    11078.78                   11989.77
  1994/08/31       12278.02                   12975.91                    11040.40                   12187.99
  1994/09/30       12247.93                   12632.10                    11120.30                   12029.33
  1994/10/31       12087.43                   12988.52                    11298.58                   12309.97
  1994/11/30       11746.38                   12422.32                    11143.33                   11920.04
  1994/12/30       11595.91                   12539.70                    11174.03                   12000.97
  1995/01/31       11284.95                   12348.47                    11408.49                   11991.97
  1995/02/28       11405.32                   12525.49                    11700.51                   12217.92
  1995/03/31       11726.32                   13126.17                    12395.51                   12859.77
  1995/04/28       11906.88                   13580.59                    12625.08                   13222.05
  1995/05/31       11916.91                   13693.69                    12980.25                   13437.26
  1995/06/30       11947.00                   13686.40                    13056.66                   13464.69
  1995/07/31       12438.52                   14368.10                    13087.36                   13880.01
  1995/08/31       12358.27                   14044.91                    12637.64                   13501.69
  1995/09/29       12538.83                   14450.95                    12919.89                   13856.33
  1995/10/31       12418.46                   14220.32                    13016.19                   13764.66
  1995/11/30       12649.17                   14710.97                    13163.42                   14111.83
  1995/12/29       12930.36                   15137.97                    13301.24                   14416.87
  1996/01/31       12940.43                   15408.69                    13136.91                   14500.63
  1996/02/29       12728.95                   15499.36                    13069.92                   14522.24
  1996/03/29       12799.44                   15754.07                    13051.78                   14657.30
  1996/04/30       13161.98                   16121.28                    12999.79                   14838.84
  1996/05/31       13182.12                   16131.99                    13002.58                   14845.94
  1996/06/28       13282.82                   16210.32                    13104.81                   14936.11
  1996/07/31       13000.85                   15634.18                    13356.01                   14732.31
  1996/08/30       13031.06                   15810.64                    13408.00                   14855.05
  1996/09/30       13330.51                   16426.40                    13462.42                   15226.54
  1996/10/31       13392.46                   16537.82                    13714.33                   15402.41
  1996/11/29       13991.35                   17461.31                    13895.05                   15999.79
  1996/12/31       13932.06                   17178.39                    13782.71                   15792.40
  1997/01/31       13900.78                   17382.20                    13414.28                   15736.16
  1997/02/28       14046.77                   17578.87                    13314.14                   15795.77
  1997/03/31       13994.63                   17227.87                    13212.62                   15558.52
  1997/04/30       14140.63                   17787.72                    13098.18                   15807.74
  1997/05/30       14901.89                   18882.39                    13452.66                   16563.42
  1997/06/30       15538.01                   19820.92                    13613.15                   17136.22
  1997/07/31       16111.56                   20730.57                    13507.08                   17554.62
  1997/08/29       15298.16                   19340.53                    13499.06                   16844.15
  1997/09/30       16099.75                   20387.98                    13786.55                   17535.02
  1997/10/31       15482.98                   19311.64                    14072.64                   17125.48
  1997/11/28       15525.52                   19650.09                    13856.67                   17200.75
  1997/12/31       15675.93                   19886.29                    13814.81                   17304.16
  1998/01/30       16008.10                   20437.18                    13949.13                   17658.92
  1998/02/27       16715.28                   21816.33                    14062.52                   18431.13
  1998/03/31       17176.02                   22734.20                    13923.31                   18823.41
  1998/04/30       17497.47                   22952.95                    14145.91                   19052.56
  1998/05/29       17390.32                   22661.87                    14179.05                   18925.11
  1998/06/30       17604.62                   23196.25                    14199.99                   19204.23
  1998/07/31       17808.20                   23155.59                    14218.83                   19194.02
  1998/08/31       15879.52                   20064.26                    14606.10                   17865.38
  1998/09/30       16298.56                   20415.67                    15382.74                   18433.29
  1998/10/30       17111.86                   22257.74                    15838.39                   19649.46
  1998/11/30       17773.35                   23577.90                    15614.75                   20237.92
  1998/12/31       18458.88                   24726.22                    15929.10                   20992.02
  1999/01/29       18818.89                   25264.05                    15782.92                   21188.73
  1999/02/26       18273.42                   24588.40                    15275.63                   20576.67
  1999/03/31       18906.17                   25608.58                    15314.35                   21109.49
  1999/04/30       19309.82                   26614.51                    15308.07                   21603.63
  1999/05/28       18764.34                   25638.40                    15080.94                   21000.34
  1999/06/30       19495.28                   26830.62                    14786.48                   21439.26
  1999/07/30       19658.92                   26746.51                    15148.98                   21609.04
  1999/08/31       19844.39                   26695.33                    15219.11                   21623.99
  1999/09/30       19874.38                   26432.85                    15456.35                   21631.36
  1999/10/29       20557.05                   27803.20                    15449.03                   22299.89
  1999/11/30       21118.59                   28581.77                    15287.14                   22580.90
  1999/12/31       22709.20                   30891.67                    15249.81                   23654.18
  2000/01/31       21832.31                   29119.06                    14924.64                   22638.26
  2000/02/29       22619.26                   29194.10                    14817.53                   22608.07
  2000/03/31       23271.31                   31208.34                    15276.32                   23824.31
  2000/04/28       22147.09                   29885.20                    14777.41                   22906.64

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Global Balanced Fund on February 28, 1993, shortly after the fund started. As the chart shows, by April 30, 2000, the value of the investment would have grown to $22,147 - a 121.47% increase on the initial investment. For comparison, look at how both the Morgan Stanley Capital International World Index and Salomon Brothers World Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Morgan Stanley Capital International World Index would have grown to $29,885 - a 198.85% increase and the Salomon Brothers World Government Bond Index would have grown to $14,777 - a 47.77% increase. You can also look at how the Fidelity Global Balanced Composite Index did over the same period. The composite index combines the total returns of the Morgan Stanley Capital International World
(MSCI) Index and the Salomon Brothers World Government Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $22,907 - a 129.07% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.
Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

GLOBAL BALANCED
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with
Rick Mace, Portfolio
Manager of Fidelity
Global Balanced Fund

Q. HOW DID THE FUND PERFORM, RICK?

A. For the six-month period that ended April 30, 2000, the fund returned 7.73%. The fund typically compares its performance to three measures: a bond index, an equity index and a peer group of competitor funds. The fund's overall return topped that of its bond-oriented benchmark - the Salomon Brothers World Government Bond Index - which returned -4.35%. The fund also topped its equity-related benchmark - the Morgan Stanley Capital International (MSCI) World Index - which returned 7.49%. During the same period, the fund lagged the 9.73% return for the global flexible portfolio funds average tracked by Lipper Inc. For the 12 months that ended April 30, 2000, the fund returned 14.69%. This performance beat the -3.47% return for the Salomon Brothers Index, the 12.29% return for the MSCI World Index and the 13.48% return for the average global flexible portfolio.

Q. WHAT WERE THE MAJOR FACTORS AFFECTING THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD?

A. On the equity side, the fund's overweighting in Japanese stocks relative to the index continued to be a major theme affecting performance. Earlier in the period, performance relative to the index was aided by superior returns from the fund's positions in Japanese technology stocks - such as Kyocera - as well as the fund's exposure to U.S. technology stocks - such as Cisco, EMC and Intel. Toward the end of the period, a correction in the technology sector in many countries reduced much of the performance achieved by these stocks, particularly the fund's Japanese technology holdings. The fund also benefited from strong stock selection in the telecommunications industry, as holdings Nokia and Ericsson contributed positively to performance due to increased demand globally for wireless communications. On the bond side, the fund continued to be overweighted in U.S. bonds and underweighted in Japanese bonds relative to the index - a move that worked well for the majority of the period. The fund held no Japanese bonds.

Q. THE FUND'S HOLDINGS IN THE TECHNOLOGY AND UTILITIES INDUSTRIES ROSE SUBSTANTIALLY FROM THE PRIOR PERIOD. TO WHAT DO YOU ATTRIBUTE THIS INCREASE?

A. Much of the increase in the fund's technology and utilities weightings was due to a sharp rise in the stock prices of many of our holdings in these sectors during the latter part of 1999, which continued into the first quarter of 2000. Stocks of companies involved in the expansion of the Internet, particularly data storage, semiconductor and Internet-related infrastructure, achieved substantial price appreciation during the period. As I previously mentioned, robust consumer demand for wireless communications drove the stock prices of Nokia and Ericsson higher as increases in revenues fueled higher earnings for these companies. In turn, companies that manufacture the internal electronic components for wireless handsets, such as the fund's position in Kyocera, got a boost from this industry growth as well.

Q. WHAT STOCKS DISAPPOINTED?

A. Ongoing negative developments in the U.S. government's antitrust case against Microsoft hampered the fund's total return. Shares of Microsoft fell roughly 22% during the period. The fund's position in household products provider Procter & Gamble also detracted from overall performance in response to a negative earnings announcement that was due in part to higher operating costs as a result of rising raw material prices. Shares of Bristol-Myers Squibb plunged 22% during a single day in April after the company pulled its much-hyped hypertension drug - Vanlev - for more clinical testing just prior to a formal review from the U.S. Food and Drug Administration.

Q. WHAT HELPED THE FUND'S BOND COMPONENT OUTPERFORM THE SALOMON
BROTHERS INDEX?

A. While the fund's fixed-income component underperformed the equity component, it managed to outperform the return of the bond benchmark primarily for two reasons. First, my decision to keep the fund overweighted in U.S. Treasury and agency bonds relative to the index benefited the fund as government repurchases boosted the returns of this group. Second, the fund's relative underweighting in Japanese bonds improved performance relative to the Salomon Brothers benchmark. Elsewhere, the fund's European fixed-income holdings detracted from total performance as rising interest rates and a weakening euro eroded returns to U.S. investors. We had a small reduction in the duration of European bonds, which was due to effectively rolling down the yield curve as the bonds aged.

Q. WHAT'S YOUR OUTLOOK, RICK?

A. The fund will remain positioned in a variety of different industries and countries. Weightings by geographic markets and sectors will continue to be a function of the stock selection process, which utilizes a bottom-up methodology that incorporates quantitative screening, in-depth fundamental research and extensive company visits. I will continue to seek out stocks with low valuations relative to estimated growth rates and to focus on bonds that offer high yields relative to historic standards and relative to the cash flow yields of equities. Going forward, I also expect to see more consolidation activity throughout the world, as companies look to capitalize on bigger economies of scale to improve earnings growth.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

RICK MACE ON OVERSEAS INVESTING OPPORTUNITIES:

"Two important new trends in overseas investing helped fuel the strong performance of international equities during the past year - an increasing focus on maximizing shareholder value and a significant global shift to equities as an investor's major retirement savings vehicle. For U.S. investors, these trends should make a compelling case for investing a portion of your portfolio overseas.

"First, more company executives overseas are placing an emphasis on getting the stock prices of their firms higher. The increasing number of corporate announcements from international companies detailing restructuring efforts and mergers and acquisitions is evidence of this trend. Increased competition from abroad has forced industry consolidation to the forefront of corporate boardrooms. In the third quarter of 1999, Europe outpaced the U.S. in merger-and- acquisition activity for the first time in seven years. Examples of this global trend, which spans a broad number of sectors, include: the U.K.-based Vodafone's $66 billion merger with U.S.-based AirTouch; the U.K.-based Cable & Wireless PLC's bid to acquire IDC, a Japanese telecom company; and Renault of France's purchase of a 36.8% stake in Nissan. This increase in merger- and-acquisition activity underscores a common goal of many companies to improve the bottom line by becoming a bigger presence globally and reducing costs through economies of scale. What's more, compensation packages for management teams are changing to better reflect shareholders' interests.

 "Second, it is likely that equities will begin to play a much more prominent role in the future savings of European investors. Compared to Americans, European investors put a smaller percentage of retirement assets in equity investments. In Japan, for instance, there is no retirement savings equivalent to the U.S.' 401(k) plan. However, Japanese investors historically have maintained among the highest savings rates in the world, but have opted for lower interest-yielding, government-sponsored savings accounts.
A number of recent factors - deregulation of the Japanese financial services industry, limited funded private pension systems and legislation to encourage new retirement vehicles
- should foster increased investment in equities going forward and ultimately drive prices higher."

FUND FACTS

GOAL: seeks income and capital growth with reasonable risk by investing in a broadly diversified portfolio of high-yielding equity and debt securities issued anywhere in the world

FUND NUMBER: 334

TRADING SYMBOL: FGBLX

START DATE: February 1, 1993

SIZE: as of April 30, 2000, more than
$110 million

MANAGER: Richard Mace, since 1996;
manager, Fidelity Aggressive International
Fund, 1994-1999; Fidelity Overseas Fund, since 1996; Group Leader, Fidelity international funds, since 1996; joined Fidelity in 1987
(checkmark)

GLOBAL BALANCED

INVESTMENT CHANGES




AS OF APRIL 30, 2000
France 7.1%
Row: 1, Col: 1, Value: 7.1
Row: 1, Col: 2, Value: 6.1
Row: 1, Col: 3, Value: 1.6
Row: 1, Col: 4, Value: 11.4
Row: 1, Col: 5, Value: 7.4
Row: 1, Col: 6, Value: 1.6
Row: 1, Col: 7, Value: 1.5
Row: 1, Col: 8, Value: 1.8
Row: 1, Col: 9, Value: 10.5
Row: 1, Col: 10, Value: 51.0
United States 51.0%
Germany 6.1%
Italy 1.6%
Japan 11.4%
Other 7.4%
Spain 1.6%
Sweden 1.5%
Switzerland 1.8%
United Kingdom 10.5%
GEOGRAPHIC DIVERSIFICATION (%
OF NET ASSETS)

AS OF OCTOBER 31, 1999
France 7.7%
Row: 1, Col: 1, Value: 7.7
Row: 1, Col: 2, Value: 7.0
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 11.3
Row: 1, Col: 5, Value: 2.1
Row: 1, Col: 6, Value: 5.9
Row: 1, Col: 7, Value: 2.2
Row: 1, Col: 8, Value: 2.1
Row: 1, Col: 9, Value: 11.4
Row: 1, Col: 10, Value: 48.4
United States 48.4%
Germany 7.0%
Italy 1.9%
Japan 11.3%
Netherlands 2.1%
Other 5.9%
Spain 2.2%
Switzerland 2.1%
United Kingdom 11.4%

ASSET ALLOCATION

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Stocks                          63.8                    60.2

Bonds                           27.9                    33.2

Short-Term Investments  and     8.3                     6.6
Net Other Assets

TOP FIVE STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Cisco Systems, Inc.  (United    1.2                     0.5
States of America)

General Electric Co.  (United   1.2                     1.2
States of America)

Intel Corp.  (United States     1.1                     0.3
of America)

Vodafone AirTouch PLC           0.9                     0.8
(United Kingdom)

AT&T Corp.  (United States of   0.9                     0.6
America)

                                5.3                     3.4

TOP FIVE BOND ISSUERS AS OF
APRIL 30, 2000

(WITH MATURITIES GREATER THAN  % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
ONE YEAR)                                              MONTHS AGO

U.S. Treasury Obligations       8.3                     9.2

Federal Home Loan Bank          4.4                     5.1

United Kingdom, Great Britain   4.3                     5.2
& Northern Ireland

French Government               3.3                     4.4

Germany Federal Republic        2.7                     3.7

                                23.0                    27.6

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      16.3                    10.3

Utilities                       11.0                    9.1

Finance                         8.9                     11.2

Health                          4.4                     5.4

Media & Leisure                 3.6                     2.5

Energy                          3.5                     3.4

Industrial Machinery &          3.5                     3.4
Equipment

Retail & Wholesale              3.0                     3.5

Nondurables                     2.4                     3.6

Basic Industries                2.2                     2.2


GLOBAL BALANCED

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 63.6%

                                 SHARES                   VALUE (NOTE 1)

ARGENTINA - 0.0%

PC Holdings SA sponsored ADR      1,877                   $ 28,742
(a)

AUSTRALIA - 0.7%

Amcor Ltd.                        2,600                    7,698

AMP Ltd.                          4,500                    39,417

Australia & New Zealand           2,438                    16,856
Banking Group Ltd.

Australian Gas Light Co.          1,854                    9,636

Brambles Industries Ltd.          800                      22,517

Broken Hill Proprietary Co.       5,904                    63,575
Ltd.

Cable & Wireless Optus Ltd.       9,800                    31,647
(a)

Coles Myer Ltd.                   2,300                    8,612

Colonial Ltd.                     2,639                    13,624

Fosters Brewing Group Ltd.        5,600                    14,147

Harvey Norman Holdings Ltd.       9,100                    18,865

Lend Lease Corp. Ltd.             1,900                    20,588

Macquarie Bank Ltd.               800                      11,025

National Australia Bank Ltd.      6,900                    94,526

News Corp. Ltd.                   13,716                   174,174

Paperlinx Ltd. (a)                867                      1,562

Rio Tinto Ltd.                    1,000                    14,854

Southcorp Holdings Ltd.           2,800                    8,733

Tabcorp Holdings Ltd.             1,500                    8,029

Telstra Corp. Ltd.                20,400                   87,438

Telstra Corp. Ltd.                5,800                    14,835
(installment receipt) (f)

Wesfarmers Ltd.                   1,300                    9,048

Westfield Holdings Ltd.           2,700                    14,742

Westpac Banking Corp.             3,300                    21,062

WMC Ltd.                          3,600                    14,947

Woodside Petroleum Ltd. (a)       800                      4,947

Woolworths Ltd.                   3,800                    12,786

                                                           759,890

BERMUDA - 0.1%

Ace Ltd.                          4,000                    95,750

BRAZIL - 0.4%

Aracruz Celulose SA sponsored     1,100                    20,556
ADR

Banco Bradesco SA (PN) (a)        2,555,841                18,833

Banco Itau SA                     284,000                  21,241

Brahma Cervejaria                 2,800                    43,400
(Compagnie) sponsored ADR

Companhia Brasileira de           350                      9,975
Distribuicao Grupo Pao de
Acucar sponsored ADR

Companhia Vale do Rio Doce:

(ON)                              1,100                    24,377

(PN-A)                            1,000                    24,765

Embratel Participacoes SA ADR     1,600                    36,000

Lojas Americanas SA               600,000                  2,240

Petrobras Distribuidora SA        307,000                  3,575

Petrobras PN (Pfd. Reg.)          265,500                  62,808

Tele Norte Leste                  2,122                    37,807
Participacoes SA ADR



                                 SHARES                   VALUE (NOTE 1)

Tele Sudeste Celular              400                     $ 17,100
Participacoes SA ADR

Telemig Celular Participacoes     350                      20,475
SA ADR

Telesp Celular Participacoes      1,000                    44,125
SA ADR

Votorantim Celulose e Papel       591,000                  17,615
SA (PN Reg.)

                                                           404,892

BRITISH VIRGIN ISLANDS - 0.0%

El Sitio, Inc.                    1,400                    15,050

CANADA - 1.4%

Abitibi-Consolidated, Inc.        1,360                    15,384

Air Canada (a)                    926                      9,724

Air Canada Class A (non-vtg.)     1,300                    11,983
(a)

Alberta Energy Co. Ltd.           430                      13,604

Alcan Aluminium Ltd.              370                      12,043

Anderson Exploration Ltd. (a)     330                      5,282

ATI Technologies, Inc. (a)        870                      16,832

Bank of Montreal                  230                      8,349

Bank of Nova Scotia               1,140                    25,983

Barrick Gold Corp.                890                      14,966

BCE, Inc.                         2,330                    269,851

Bombardier, Inc. Class B          2,480                    66,656

Bro-X Minerals Ltd. (a)           600                      0

C-Mac Industries, Inc. (a)        150                      7,597

Canada Occidental Petroleum       340                      7,807
Ltd.

Canadian Imperial Bank of         970                      25,416
Commerce

Canadian National Railway Co.     660                      18,430

Canadian Natural Resources        750                      20,006
Ltd. (a)

Canadian Pacific Ltd.             1,140                    26,521

Celestica, Inc. (sub. vtg.)       755                      40,738
(a)

Dofasco, Inc.                     260                      4,670

Domtar, Inc.                      1,260                    14,210

Enbridge, Inc.                    1,030                    22,258

Falconbridge Ltd.                 850                      12,542

Franco Nevada Mining Corp.        291                      3,380
Ltd.

Imperial Oil Ltd.                 320                      7,499

Inco Ltd. (a)                     300                      4,710

Loblaw Companies Ltd.             310                      8,311

Magna International, Inc.         590                      27,452
Class A

Manulife Financial Corp.          1,740                    27,320

Mitel Corp. (a)                   360                      9,019

National Bank of Canada           660                      9,271

Newbridge Networks Corp. (a)      490                      17,554

Nortel Networks Corp.             3,390                    383,229

NOVA Chemicals Corp.              1,640                    36,991

Petro-Canada                      990                      16,681

Placer Dome, Inc.                 1,090                    8,796

Potash Corp. of Saskatchewan      440                      23,697

Quebecor World, Inc.              350                      7,942

Rogers Communications, Inc.       310                      8,070
Class B (non-vtg.) (a)

Royal Bank of Canada              1,300                    61,365

Seagram Co. Ltd.                  990                      52,047

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1)

CANADA - CONTINUED

Shaw Communications, Inc.         520                     $ 12,168
Class B

Suncor Energy, Inc.               630                      26,909

Talisman Energy, Inc. (a)         1,060                    31,604

Teleglobe, Inc.                   440                      10,994

Toronto Dominion Bank             2,780                    64,300

                                                           1,530,161

CHILE - 0.1%

Compania Cervecerias Unidas       450                      10,041
SA sponsored ADR

Compania de                       1,250                    23,125
Telecomunicaciones de Chile
SA sponsored ADR

Cristalerias de Chile SA          300                      4,875
sponsored ADR

Distribucion Y Servicio D&S       900                      15,300
SA ADR

Embotelladora Andina              800                      9,300
sponsored ADR Class A

Santa Isabel SA sponsored ADR     1,300                    11,050

Sociedad Quimica y Minera de      100                      2,475
Chile SA (SQM) sponsored ADR

                                                           76,166

DENMARK - 0.3%

Bang & Olufsen Holding AS         1,600                    53,136

Novo-Nordisk AS (B Shares)        1,900                    255,180

                                                           308,316

FINLAND - 0.7%

Nokia AB                          13,240                   753,025

FRANCE - 3.8%

Access Commerce SA                600                      35,547

Aventis SA                        2,400                    135,000

AXA SA de CV                      2,700                    401,375

Banque Nationale de Paris         2,175                    176,236
(BNP)

Banque Nationale de Paris         286                      1,629
(BNP) warrants 7/1/02 (a)

Canal Plus SA                     400                      77,291

Castorama Dubois                  1,265                    276,716
Investissements SA

Clarins SA                        1,015                    100,838

France Telecom SA                 3,252                    504,479

ILOG SA sponsored ADR (a)         3,100                    111,600

Lafarge SA                        1,100                    91,336

Pernod-Ricard                     1,100                    49,879

Remy Cointreau SA (a)             2,500                    50,335

Rhodia SA                         5,060                    94,084

Royal Canin SA                    1,600                    150,353

Sanofi-Synthelabo SA              3,350                    125,340

Societe Generale Class A          180                      37,373

Suez Lyonnaise des Eaux           1,790                    281,433

Television Francaise 1 SA         218                      149,618

TotalFinaElf SA Class B           5,846                    884,207

Vivendi SA                        5,202                    515,860

                                                           4,250,529



                                 SHARES                   VALUE (NOTE 1)

GERMANY - 2.0%

ACG AG                            225                     $ 54,337

Allianz AG (Reg.)                 895                      345,306

Arxes Information Design AG       2,700                    93,982

BASF AG                           1,900                    83,280

DaimlerChrysler AG (Reg.)         3                        173

Deutsche Telekom AG               7,570                    492,568

Kali Und Salz Beteiligungs AG     5,520                    73,908

Karstadt Quelle AG                3,100                    94,654

Munich Reinsurance AG (Reg.)      550                      161,668

Primacom AG (a)                   2,300                    177,140

Siemens AG                        2,250                    334,274

Software AG (a)                   1,000                    115,754

United Internet AG (a)            200                      51,588

Veba AG                           3,000                    150,936

                                                           2,229,568

HONG KONG - 0.7%

Cable & Wireless Hkt Ltd.         30,998                   71,683

Cathay Pacific Airways Ltd.       8,000                    14,430

Cheung Kong Holdings Ltd.         8,000                    95,518

China Telecom Ltd. (a)            2,000                    14,669

CLP Holdings Ltd.                 4,000                    17,922

Dao Heng Bank Group Ltd.          3,000                    13,866

Giordano International Ltd.       20,000                   32,738

Great Eagle Holdings Ltd.         8,000                    13,660

Hang Seng Bank Ltd.               2,900                    26,714

Hong Kong & China Gas Co.         21,137                   23,202
Ltd.

Hutchison Whampoa Ltd.            14,000                   204,003

JCG Holdings Ltd.                 26,000                   13,519

Johnson Electric Holdings         6,000                    48,337
Ltd.

Li & Fung Ltd.                    18,000                   69,559

Sun Hung Kai Properties Ltd.      10,000                   79,277

Swire Pacific Ltd. Class A        5,000                    28,245

Wharf Holdings Ltd.               7,000                    14,514

Wheelock & Co. Ltd.               6,000                    4,237

Wing Hang Bank Ltd.               6,000                    14,713

                                                           800,806

IRELAND - 0.1%

Bank of Ireland, Inc.             10,480                   70,685

ISRAEL - 0.1%

Orad Hi-Tech Systems Ltd. (a)     1,700                    77,473

ITALY - 0.6%

Banca Intesa Spa                  35,900                   133,960

Banca Nazionale del Lavoro        38,450                   125,182
(BNL)

Beni Stabili Spa                  10,760                   5,339

Eni Spa                           12,280                   60,977

Telecom Italia Mobile Spa         22,900                   219,263

Telecom Italia Spa                5,700                    81,439

                                                           626,160

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1)

JAPAN - 11.4%

Ajinomoto Co., Inc.               5,000                   $ 57,102

Asahi Glass Co. Ltd.              7,000                    61,365

Bank of Tokyo-Mitsubishi Ltd.     11,000                   141,798

Canon, Inc.                       4,000                    185,750

Chiba Bank                        8,000                    31,885

Chubu Electric Power Co.,         5,000                    82,301
Inc.

Coca-Cola West Japan Co. Ltd.     1,232                    34,178

CSK Corp.                         1,100                    42,214

Dai-Ichi Kangyo Bank Ltd.         13,000                   107,712

Daicel Chemical Industries        10,000                   30,608
Ltd.

Daiwa Securities Group, Inc.      17,000                   259,386

DDI Corp.                         26                       298,132

Don Quijote Co. Ltd.              300                      50,768

FamilyMart Co. Ltd.               1,000                    36,619

Fuji Bank Ltd.                    12,000                   99,871

Fuji Coca-Cola Bottling Co.       3,000                    28,435
Ltd.

Fuji Television Network, Inc.     2                        33,290

Fujitsu Ltd.                      13,000                   367,856

Fujitsu Support & Service,        100                      14,796
Inc.  (FSAS) New

Furukawa Electric Co. Ltd.        25,000                   346,542

Hikari Tsushin, Inc.              200                      28,851

Hirose Electric Co. Ltd.          500                      60,385

Hitachi Information Systems       3,000                    116,238
Co. Ltd.

Honda Motor Co. Ltd. (a)          5,000                    221,250

Hosiden Corp.                     2,000                    93,213

Inax Corp.                        20,000                   109,118

Ito En Ltd.                       1,000                    98,946

Ito-Yokado Co. Ltd.               3,000                    218,883

Japan Medical Dynamic             3,000                    99,038
Marketing, Inc.

Kaneka Corp.                      6,000                    77,122

Kansai Electric Power Co.,        4,000                    62,881
Inc.

Kao Corp.                         2,000                    60,847

KDD Corp.                         500                      57,888

Konami Co. Ltd.                   1,000                    61,032

Konami Co. Ltd. New               1,300                    75,855

Kyocera Corp.                     2,000                    332,125

Matsushita Electric               7,000                    186,550
Industrial Co. Ltd.

Mikasa Coca Cola Bottling Co.     3,800                    30,923

Mitsubishi Electric Corp.         19,000                   162,169

Mitsubishi Trust & Banking        4,000                    33,549
Corp.

Mitsui Chemicals, Inc.            10,000                   79,619

Mitsumi Electric Co. Ltd.         2,000                    82,486

Murata Manufacturing Co. Ltd.     1,000                    194,193

NEC Corp.                         10,000                   271,870

Net One Systems Co. Ltd.          4                        136,490

Nichicon Corp.                    6,000                    160,903

Nidec Corp.                       600                      41,613

Nidec Corp. New                   600                      41,613

Nintendo Co. Ltd.                 400                      66,580

Nippon Computer Systems Corp.     5,000                    96,634

Nippon Express Co. Ltd.           8,000                    50,453



                                 SHARES                   VALUE (NOTE 1)

Nippon Paper Industries Co.       9,000                   $ 56,926
Ltd.

Nippon Sheet Glass Co. Ltd.       11,000                   97,651

Nippon Steel Corp.                27,000                   60,671

Nippon System Development Co.     1,340                    127,755
Ltd.

Nippon Telegraph & Telephone      27                       334,566
Corp.

Nippon Zeon Co. Ltd.              10,000                   61,957

Nitto Denko Corp.                 3,000                    117,625

Nomura Securities Co. Ltd.        4,000                    100,610

NTT DoCoMo, Inc. (d)              11                       367,209

Oki Electric Industry Co.         12,000                   84,335
Ltd. (a)

Omron Corp.                       9,000                    244,683

ORIX Corp.                        720                      102,667

Paris Miki, Inc.                  1,300                    82,708

Pasona Softbank, Inc.             1,000                    46,236

Ricoh Co. Ltd.                    5,000                    105,419

Rohm Co. Ltd.                     900                      301,276

Ryohin Keikaku Co. Ltd.           400                      74,163

Sakura Bank Ltd.                  25,000                   175,236

Sanyo Electric Co. Ltd.           10,000                   66,673

Secom Co. Ltd.                    1,000                    83,780

Senshukai Co. Ltd.                3,000                    30,932

Sharp Corp.                       4,000                    77,122

Shin-Etsu Chemical Co. Ltd.       2,000                    105,604

SMC Corp.                         500                      99,408

Softbank Corp.                    600                      147,586

Softbank Corp. New                1,200                    295,173

Sony Corp.                        2,200                    248,188

Sony Corp. New                    2,300                    259,469

Square Co. Ltd.                   1,800                    132,328

Sumitomo Trust & Banking Ltd.     10,000                   73,053

Takeda Chemical Industries        4,000                    262,992
Ltd.

The Suruga Bank Ltd.              6,000                    102,645

THK Co. Ltd.                      2,000                    84,150

Tokai Bank Ltd.                   12,000                   62,364

Toko, Inc.                        20,000                   166,451

Tokyo Broadcasting System,        2,000                    86,924
Inc.

Tokyo Electric Power Co.          4,000                    94,322

Tokyo Seimitsu Co. Ltd.           1,700                    177,640

Tokyo Tomin Bank Ltd.             3,000                    94,322

Tokyu Corp.                       7,000                    27,446

Toshiba Corp.                     11,000                   106,603

Toyoda Gosei Co. Ltd.             3,000                    173,386

Toyota Motor Corp.                9,000                    449,719

Trans Cosmos, Inc.                400                      79,527

Trend Micro, Inc. (a)             1,000                    149,806

Tsubaki Nakashima Co. Ltd.        6,000                    75,014

World Co. Ltd.                    400                      30,035

World Co. Ltd. New                200                      15,018

Yakult Honsha Co. Ltd.            19,000                   195,025

Yamanouchi Pharmaceutical Co.     4,000                    211,208
Ltd.

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1)

JAPAN - CONTINUED

Yokogawa Electric Corp.           7,000                   $ 53,403

Yoshitomi Pharmaceutical          3,000                    42,168
Industries Ltd.

                                                           12,621,102

LUXEMBOURG - 0.1%

Quilmes Industrial SA             1,300                    12,350
sponsored ADR

Societe Europeen Des              600                      91,396
Satellite unit

                                                           103,746

MEXICO - 0.4%

Alfa SA de CV                     3,000                    9,306

Banacci SA de CV Series O (a)     10,000                   36,180

Corporacion Interamericana de     3,000                    12,243
Entretenimiento SA de CV
Series B (a)

El Puerto de Liverpool SA         6,000                    9,717
Class C (a)

Grupo Carso SA de CV Series       5,000                    16,946
A1 (a)

Grupo Financiero Bancomer SA      74,000                   32,994
de CV Series A (a)

Grupo Televisa SA de CV           1,000                    63,438
sponsored ADR (a)

Nuevo Grupo Iusacell SA de CV     500                      7,969
sponsored ADR (a)

Telefonos de Mexico SA de CV      3,290                    193,493
Series L sponsored ADR

Tubos de Acero de Mexico SA       950                      14,191
sponsored ADR

TV Azteca SA de CV sponsored      2,725                    29,975
ADR

Wal-Mart de Mexico SA de CV       30,000                   64,166
Series C (a)

                                                           490,618

NETHERLANDS - 1.4%

Aegon NV                          1,560                    112,398

Akzo Nobel NV                     3,220                    132,157

Equant NV (a)                     640                      49,670

ING Groep NV (Certificaten        6,664                    364,556
Van Aandelen)

Koninklijke Ahold NV              6,559                    153,341

Koninklijke KPN NV                2,890                    291,989

Numico NV                         4,795                    178,749

Nutreco Holding NV                2,020                    78,708

Unilever NV (Certificaten Van     1,777                    80,918
Aandelen)

United Pan-Europe                 2,400                    87,565
Communications NV (a)

Vendex KBB NV                     4,970                    76,782

                                                           1,606,833

NETHERLANDS ANTILLES - 0.1%

Schlumberger Ltd.                 800                      61,250

NEW ZEALAND - 0.0%

Lion Nathan Ltd.                  3,900                    7,877

Telecom Corp. of New Zealand      7,200                    30,412
Ltd.

                                                           38,289



                                 SHARES                   VALUE (NOTE 1)

NORWAY - 0.4%

Opticom ASA (a)                   400                     $ 42,276

Tandberg ASA (a)                  11,200                   171,611

TANDBERG Television ASA (a)       19,800                   179,373

VMETRO ASA                        8,200                    76,120

                                                           469,380

PANAMA - 0.0%

Panamerican Beverages, Inc.       850                      13,972
Class A

PAPUA NEW GUINEA - 0.0%

Oil Search Ltd. (a)               6,800                    6,155

PERU - 0.0%

Compania de Minas                 1,100                    18,975
Buenaventura SA Class B
sponsored ADR

Telefonica del Peru SA ADR        2,100                    31,763

                                                           50,738

SINGAPORE - 0.4%

Chartered Semiconductor           5,000                    43,071
Manufacturing Ltd.

City Developments Ltd.            3,000                    13,624

Datacraft Asia Ltd.               2,000                    15,000

DBS Group Holdings Ltd.           3,652                    50,291

DBS Land Ltd.                     5,000                    7,091

Natsteel Electronics Ltd.         3,000                    17,228

Oversea-Chinese Banking Corp.     4,300                    29,481
Ltd.

Overseas Union Bank Ltd.          4,281                    19,567

Singapore Airlines Ltd.           4,000                    41,488

Singapore Press Holdings Ltd.     2,000                    39,144

Singapore Telecommunications      16,000                   23,065
Ltd.

St. Assembly Test Services        1,000                    41,688
Ltd. ADR

United Overseas Bank Ltd.         5,280                    36,819

Venture Manufacturing             3,000                    35,160
Singapore Ltd.

                                                           412,717

SPAIN - 0.8%

Altadis SA                        10,643                   125,428

Banco Santander Central           17,988                   188,053
Hispano SA

Cortefiel SA                      5,880                    124,336

Sogecable SA (a)                  1,500                    63,642

Telefonica SA (a)                 16,560                   369,492

                                                           870,951

SWEDEN - 0.9%

Elanders AB (B Shares)            3,900                    124,922

Skandinaviska Enskilda Banken     9,840                    108,001
 (A Shares)

Tele1 Europe Holding AB (a)       1,200                    18,950

Telefonaktiebolaget LM
Ericsson:

(B Shares)                        6,530                    577,497

sponsored ADR                     1,650                    145,922

TV 4 AB (A Shares)                1,700                    46,647

                                                           1,021,939

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1)

SWITZERLAND - 1.8%

ABB Ltd. (Reg.)                   1,600                   $ 180,105

Ascom Holding AG (Bearer)         41                       139,529

Credit Suisse Group (Reg.)        719                      130,290

Fantastic Corp. (a)               8,600                    157,553

Gretag Imaging Holding AG         700                      141,099
(Reg. D)

Julius Baer Holding AG            26                       91,204

Kuoni Reisen Holding AG Class     24                       104,293
B (Reg.)

Logitech International SA (a)     96                       63,553

Logitech International SA ADR     1,283                    83,555

Nestle SA (Reg.)                  154                      272,344

Novartis AG (Reg.)                163                      228,428

PubliGroupe SA                    131                      101,355

Richemont Compagnie Financier     51                       124,311
 Class A unit

Roche Holding AG                  19                       199,063
participation certificates

                                                           2,016,682

UNITED KINGDOM - 6.2%

3i Group PLC                      5,500                    110,135

Abbey National PLC                9,560                    108,638

Amvescap PLC                      11,530                   166,312

AstraZeneca Group PLC:

(Sweden)                          583                      24,453

(United Kingdom)                  3,490                    147,016

Barclays PLC                      9,100                    232,127

BP Amoco PLC                      63,270                   537,795

British Land Co. PLC              15,400                   102,334

British Telecommunications PLC    17,010                   311,283

Cable & Wireless PLC              23,700                   391,375

Carlton Communications PLC        18,200                   218,838

CGU PLC                           3,300                    47,087

Diageo PLC                        21,450                   173,111

Energis PLC (a)                   2,500                    123,076

Filtronic PLC                     2,100                    56,439

Glaxo Wellcome PLC                4,730                    148,552

HSBC Holdings PLC:

(United Kingdom) (Reg.)           17,296                   197,823

(Hong Kong) (Reg.)                2,244                    25,666

Jazztel PLC sponsored ADR         1,200                    62,400

Legal & General Group PLC         46,300                   120,478

Lloyds TSB Group PLC              16,479                   160,769

Marconi PLC                       8,400                    104,591

Misys PLC                         9,100                    103,623

Prudential Corp. PLC              10,500                   160,834

Reed International PLC            15,000                   103,580

Reuters Group PLC                 5,000                    89,249

Scottish Media Group PLC          25,100                   456,216

Scottish Media Group PLC New      1,240                    22,442
(a)

Shell Transport & Trading Co.     71,590                   575,703
PLC (Reg.)

Smith & Nephew PLC                33,460                   96,163

SmithKline Beecham PLC            18,414                   253,192

SSL International PLC             18,831                   190,882



                                 SHARES                   VALUE (NOTE 1)

Telewest Communications PLC       25,289                  $ 153,315
(a)

Vodafone AirTouch PLC             210,175                  987,824

WPP Group PLC                     6,580                    105,696

                                                           6,869,017

UNITED STATES OF AMERICA -
28.7%

Abbott Laboratories               3,100                    119,156

ADC Telecommunications, Inc.      1,800                    109,350
(a)

AES Corp. (a)                     900                      80,944

Affiliated Computer Services,     1,800                    59,625
Inc.  Class A (a)

AFLAC, Inc.                       2,300                    112,269

Agilent Technologies, Inc.        4,100                    363,363

Alcoa, Inc.                       2,014                    130,658

Allergan, Inc.                    1,400                    82,425

Alteon Websystems, Inc.           1,000                    68,000

AMBAC Financial Group, Inc.       2,300                    110,400

Amerada Hess Corp.                900                      57,263

American Express Co.              1,800                    270,113

American International Group,     5,725                    627,961
Inc.

AMFM, Inc. (a)                    2,400                    159,300

Amgen, Inc. (a)                   2,900                    162,400

Applied Micro Circuits Corp.      1,000                    128,875
(a)

Associates First Capital          5,548                    123,096
Corp. Class A

AT&T Corp.                        11,262                   525,795

AT&T Corp.:

Liberty Media Group Class A       1,800                    89,888
(a)

Wireless Group                    10,400                   330,850

Avery Dennison Corp.              1,500                    98,438

Avon Products, Inc.               5,000                    207,500

Baker Hughes, Inc.                1,600                    50,900

Bank of America Corp.             1,000                    49,000

Bank of New York Co., Inc.        12,200                   500,963

Bank One Corp.                    3,000                    91,500

Baxter International, Inc.        1,800                    117,225

Bed Bath & Beyond, Inc. (a)       1,400                    51,363

BellSouth Corp.                   5,000                    243,438

Bemis Co., Inc.                   1,400                    51,538

Biomet, Inc.                      1,400                    49,963

Black & Decker Corp.              3,000                    126,188

Boeing Co.                        3,800                    150,813

Bristol-Myers Squibb Co.          8,900                    466,694

Broadcom Corp. Class A (a)        200                      34,475

Burlington Northern Santa Fe      5,700                    137,513
Corp.

Calpine Corp. (a)                 3,000                    274,500

Cardinal Health, Inc.             900                      49,556

CBS Corp. (a)                     4,600                    270,250

Cendant Corp. (a)                 3,700                    57,119

Ceridian Corp. (a)                4,000                    86,750

Charles Schwab Corp.              2,000                    89,000

Chevron Corp.                     1,400                    119,175

Cisco Systems, Inc. (a)           19,800                   1,372,697

Citigroup, Inc.                   11,475                   682,045

Clear Channel Communications,     2,800                    201,600
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

Coca-Cola Enterprises, Inc.       2,000                   $ 42,625

Comstock Resources, Inc. (a)      9,200                    43,700

Cooper Cameron Corp. (a)          2,000                    150,000

Costco Wholesale Corp. (a)        1,900                    102,719

Crown Castle International        3,500                    134,313
Corp. (a)

Dell Computer Corp. (a)           7,200                    360,900

DST Systems, Inc. (a)             1,300                    96,444

Dynegy, Inc. Class A              5,174                    338,574

EchoStar Communications Corp.     4,000                    254,750
 Class A (a)

Edwards Lifesciences Corp. (a)    360                      5,400

Eli Lilly & Co.                   7,200                    556,650

EMC Corp. (a)                     5,500                    764,156

Exxon Mobil Corp.                 9,876                    767,242

Fannie Mae                        4,000                    241,250

Firstar Corp.                     9,000                    223,875

Fluor Corp.                       1,700                    57,056

Freddie Mac                       4,600                    211,313

Gap, Inc.                         2,500                    91,875

Genentech, Inc.                   1,500                    175,500

General Electric Co.              8,300                    1,305,175

Halliburton Co.                   3,600                    159,075

Healtheon/Web Maryland Corp.      3,500                    73,719
(a)

Home Depot, Inc.                  10,350                   580,247

Household International, Inc.     3,093                    129,133

Impsat Fiber Networks, Inc.       900                      14,231

IMS Health, Inc.                  1,800                    30,713

Ingersoll-Rand Co.                1,800                    84,488

Inktomi Corp. (a)                 3,000                    461,813

Intel Corp.                       9,700                    1,230,081

International Business            2,000                    223,250
Machines Corp.

Interpublic Group of              2,800                    114,800
Companies, Inc.

JDS Uniphase Corp. (a)            1,500                    155,531

Juniper Networks, Inc.            600                      127,613

Knight/Trimark Group, Inc.        2,000                    75,375
Class A (a)

Leggett & Platt, Inc.             5,700                    121,838

Lexmark International Group,      1,500                    177,000
Inc.  Class A (a)

Lowe's Companies, Inc.            1,800                    89,100

LSI Logic Corp. (a)               2,500                    156,250

Lucent Technologies, Inc.         9,800                    609,438

Lycos, Inc. (a)                   1,000                    46,500

Lyondell Chemical Co.             6,000                    110,250

Magna Entertainment Corp.         196                      809
Class A (a)

Masco Corp.                       1,700                    38,144

MBIA, Inc.                        2,000                    98,875

McDonald's Corp.                  3,800                    144,875

MCI WorldCom, Inc. (a)            12,956                   588,688

McLeodUSA, Inc. Class A (a)       16,500                   412,500

Meredith Corp.                    1,800                    50,063

Merrill Lynch & Co., Inc.         700                      71,356



                                 SHARES                   VALUE (NOTE 1)

Metromedia Fiber Network,         3,000                   $ 92,625
Inc.  Class A (a)

Micron Technology, Inc. (a)       1,500                    208,875

Microsoft Corp. (a)               11,500                   802,125

Motorola, Inc.                    3,300                    392,906

Nabisco Group Holdings Corp.      7,000                    90,125

Nabisco Holdings Corp. Class A    2,800                    105,175

Navistar International Corp.      2,000                    70,000
(a)

Nextel Communications, Inc.       4,100                    448,694
Class A (a)

NEXTLINK Communications, Inc.     1,500                    126,469
 Class A (a)

Noble Drilling Corp. (a)          2,800                    111,825

Omnicom Group, Inc.               2,800                    254,975

Oracle Corp. (a)                  1,000                    79,938

Parker-Hannifin Corp.             3,300                    153,450

Pharmacia Corp.                   4,000                    199,750

Phelps Dodge Corp.                2,000                    92,500

Philip Morris Companies, Inc.     2,500                    54,688

PMC-Sierra, Inc. (a)              1,500                    287,813

Procter & Gamble Co.              2,600                    155,025

QUALCOMM, Inc. (a)                1,200                    130,125

Redback Networks, Inc.            1,700                    134,938

Rogers Corp. (a)                  2,000                    134,750

Sabre Holdings Corp. Class A      2,000                    69,875

Safeway, Inc. (a)                 700                      30,888

SBA Communications Corp.          4,000                    162,500

SBC Communications, Inc.          8,580                    375,911

Schering-Plough Corp.             6,800                    274,125

SCM Microsystems, Inc. (a)        700                      57,964

Sealed Air Corp. (a)              1,900                    105,688

Shaw Industries, Inc.             4,000                    63,250

Smurfit-Stone Container Corp.     2,800                    42,700
(a)

Sprint Corp. - PCS Group          4,800                    264,000
Series 1 (a)

Sun Microsystems, Inc. (a)        4,000                    367,750

Sunoco, Inc.                      1,000                    30,313

Tellabs, Inc. (a)                 3,000                    164,438

Texas Instruments, Inc.           3,400                    553,775

The Chubb Corp.                   2,000                    127,250

The Coca-Cola Co.                 2,300                    108,244

Time Warner, Inc.                 2,404                    216,210

Tosco Corp.                       3,000                    96,188

Tyco International Ltd.           3,000                    137,813

Union Carbide Corp.               1,500                    88,500

Union Pacific Resources           900                      17,269
Group, Inc.

Unisys Corp. (a)                  6,300                    146,081

United Technologies Corp.         2,800                    174,125

Viacom, Inc. Class B              1,800                    97,875
(non-vtg.) (a)

VoiceStream Wireless Corp. (a)    3,400                    336,600

Wal-Mart Stores, Inc.             15,000                   830,625

Walgreen Co.                      6,800                    191,250

Walt Disney Co.                   2,000                    86,625

Warner-Lambert Co.                6,300                    717,019

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

Waters Corp. (a)                  1,500                   $ 142,125

Wells Fargo & Co.                 6,000                    246,375

                                                           31,891,328

VENEZUELA - 0.0%

Compania Anonima Nacional         1,100                    31,900
Telefono de Venezuela
sponsored ADR

TOTAL COMMON STOCKS                           70,603,830
(Cost $53,006,127)

PREFERRED STOCKS - 0.2%



CONVERTIBLE PREFERRED STOCKS
- 0.0%

AUSTRALIA - 0.0%

WBK STRYPES Trust (Westpac        1,100                    33,000
Banking Corp.) $3.135

NONCONVERTIBLE PREFERRED
STOCKS - 0.2%

GERMANY - 0.2%

SAP AG                            90                       53,197

Wella AG                          4,384                    111,882

                                                           165,079

TOTAL PREFERRED STOCKS                        198,079
(Cost $193,696)


NONCONVERTIBLE BONDS - 0.0%

MOODY'S RATINGS (UNAUDITED)                  PRINCIPAL AMOUNT (C)

UNITED KINGDOM - 0.0%

British Aerospace PLC 7.45%       -     GBP   1,137                              1,713
11/30/03 (Cost $1,339)

GOVERNMENT OBLIGATIONS (E) -
27.9%



FRANCE - 3.3%

French Government:

OAT 5.5% 4/25/04                  Aaa   EUR   2,200,000                          2,045,294

4% 4/25/09                        Aaa   EUR   2,000,000                          1,646,808

                                                                                 3,692,102

GERMANY - 3.9%

Germany Federal Republic:

3.75% 1/4/09                      Aaa   EUR   800,000                            653,182

4.5% 3/15/02                      Aaa   EUR   1,200,000                          1,091,990

4.5% 5/17/02                      Aaa   EUR   300,000                            272,423



MOODY'S RATINGS (UNAUDITED)                  PRINCIPAL AMOUNT (C)               VALUE (NOTE 1)

5.625% 1/4/28                     Aaa   EUR   350,000                           $ 317,444

7.375% 1/3/05                     Aaa   EUR   625,000                            622,008

Treuhandanstalt:

6.625% 7/9/03                     Aaa   EUR   877,507                            838,834

7.5% 9/9/04                       Aaa   EUR   500,000                            497,834

                                                                                 4,293,715

ITALY - 1.0%

Italian Republic:

6.75% 2/1/07                      Aa3   EUR   700,000                            685,547

10.5% 9/1/05                      Aa3   EUR   361,519                            408,028

                                                                                 1,093,575

SPAIN - 0.8%

Spanish Kingdom  4.5% 7/30/04     Aa2   EUR   1,000,000                          890,578

SWEDEN - 0.6%

Swedish Kingdom  10.25% 5/5/03    Aaa   SEK   5,000,000                          636,821

UNITED KINGDOM - 4.3%

United Kingdom,  Great
Britain &  Northern Ireland:

6.75% 11/26/04                    Aaa   GBP   600,000                            968,825

9% 10/13/08                       Aaa   GBP   2,000,000                          3,831,218

                                                                                 4,800,043

UNITED STATES OF AMERICA -
14.0%

Federal Home Loan Bank:

4.875% 1/22/02                    Aaa         1,500,000                          1,446,555

5.125% 9/15/03                    Aaa         1,495,000                          1,401,802

5.19% 10/20/03                    Aaa         650,000                            608,563

5.28% 1/6/04                      Aaa         1,515,000                          1,417,464

Freddie Mac  5.75% 7/15/03        Aaa         1,480,000                          1,416,064

U.S. Treasury Bond stripped       Aaa         11,530,000                         2,254,461
principal 0% 11/15/27

U.S. Treasury Bonds:

7.125% 2/15/23                    Aaa         1,350,000                          1,490,063

8.125% 8/15/19                    Aaa         1,300,000                          1,562,028

12.75% 11/15/10 (callable)        Aaa         880,000                            1,120,627

13.875% 5/15/11 (callable)        Aaa         980,000                            1,324,382

U.S. Treasury Notes:

5.5% 1/31/03                      Aaa         640,000                            621,798

6.5% 10/15/06                     Aaa         400,000                            399,124

7% 7/15/06                        Aaa         425,000                            434,694

                                                                                 15,497,625

TOTAL GOVERNMENT OBLIGATIONS                                        30,904,459
(Cost $34,788,673)


CASH EQUIVALENTS - 8.4%

                               SHARES                     VALUE (NOTE 1)

Central Cash Collateral Fund,   19,438                    $ 19,438
5.94% (b)

Taxable Central Cash Fund,      9,269,793                  9,269,793
5.77% (b)

TOTAL CASH EQUIVALENTS                      9,289,231
(Cost $9,289,231)

TOTAL INVESTMENT PORTFOLIO -                               110,997,312
100.1%
(Cost $97,279,066)

NET OTHER ASSETS - (0.1)%                                  (90,654)

NET ASSETS - 100%                          $ 110,906,658

SECURITY TYPE ABBREVIATIONS

STRYPES                      -   Structured Yield Product
                                 Exchangeable for Common Stocks

CURRENCY ABBREVIATIONS

AUD                          -   Australian dollar

EUR                          -   European Monetary Unit

GBP                          -   British pound

SEK                          -   Swedish krona

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $367,209 or 0.3% of net assets.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(f) Purchased on an installment basis. Market value reflects only those payments made through April 30, 2000. The remaining installments aggregating AUD 16,820 are due November 2, 2000.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $33,100,180 and $29,231,823, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $601 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $17,506. The fund received cash collateral of $19,438 which was invested in cash equivalents.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        27.8%      AAA, AA, A    24.0%

Baa               0.0%       BBB           0.0%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $97,435,633. Net unrealized appreciation aggregated $13,561,679, of which $21,006,251 related to appreciated investment securities and $7,444,572 related to depreciated investment securities.

GLOBAL BALANCED
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 110,997,312
value  (cost $97,279,066) -
See accompanying schedule

Foreign currency held at                    91,898
value  (cost $87,069)

Receivable for investments                  1,886,519
sold

Receivable for fund shares                  125,673
sold

Dividends receivable                        123,437

Interest receivable                         579,150

Other receivables                           468

 TOTAL ASSETS                               113,804,457

LIABILITIES

Payable to custodian bank      $ 53

Payable for investments         2,513,465
purchased

Payable for fund shares         215,617
redeemed

Accrued management fee          67,890

Other payables and  accrued     81,336
expenses

Collateral on securities        19,438
loaned,  at value

 TOTAL LIABILITIES                          2,897,799

NET ASSETS                                 $ 110,906,658

Net Assets consist of:

Paid in capital                            $ 91,428,982

Undistributed net investment                416,804
income

Accumulated undistributed net               5,365,789
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 13,695,083
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 5,629,973                  $ 110,906,658
shares outstanding

NET ASSET VALUE, offering                   $19.70
price  and redemption price
per share ($110,906,658
(divided by) 5,629,973
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                            $ 308,794
Dividends

Interest                                      1,192,571

Security lending                              741

                                              1,502,106

Less foreign taxes withheld                   (21,689)

 TOTAL INCOME                                 1,480,417

EXPENSES

Management fee                   $ 391,556

Transfer agent fees               133,667

Accounting and security           32,605
lending fees

Non-interested trustees'          157
compensation

Custodian fees and expenses       86,769

Registration fees                 33,615

Audit                             25,764

Legal                             2,787

Miscellaneous                     3,468

 Total expenses before            710,388
reductions

 Expense reductions               (5,578)     704,810

NET INVESTMENT INCOME                         775,607

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            5,689,563

 Foreign currency transactions    (37,492)    5,652,071

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,066,481

 Assets and liabilities in        (22,845)    1,043,636
foreign currencies

NET GAIN (LOSS)                               6,695,707

NET INCREASE (DECREASE) IN                   $ 7,471,314
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                            $ 4,733
Expense reductions Directed
brokerage arrangements

 Transfer agent credits                       845

                                             $ 5,578

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  THREE MONTHS ENDED OCTOBER  YEAR ENDED JULY 31, 1999
ASSETS                           2000 (UNAUDITED)            31, 1999

Operations Net investment        $ 775,607                   $ 451,563                   $ 1,727,776
income

 Net realized gain (loss)         5,652,071                   3,699,763                   4,660,042

 Change in net unrealized         1,043,636                   403,420                     2,979,683
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       7,471,314                   4,554,746                   9,367,501
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (772,133)                   (973,940)                   (1,574,612)
From net investment income

 From net realized gain           (1,286,888)                 -                           -

 TOTAL DISTRIBUTIONS              (2,059,021)                 (973,940)                   (1,574,612)

Share transactions Net            38,840,210                  12,762,394                  45,697,691
proceeds from sales of shares

 Reinvestment of distributions    1,935,066                   910,684                     1,484,276

 Cost of shares redeemed          (32,749,292)                (21,541,440)                (48,179,432)

 NET INCREASE (DECREASE) IN       8,025,984                   (7,868,362)                 (997,465)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       13,438,277                  (4,287,556)                 6,795,424
IN NET ASSETS

NET ASSETS

 Beginning of period              97,468,381                  101,755,937                 94,960,513

 End of period (including        $ 110,906,658               $ 97,468,381                $ 101,755,937
undistributed net investment
income of $416,804,
$403,390 and $989,733
respectively)

OTHER INFORMATION
Shares

 Sold                             1,961,744                   703,403                     2,735,365

 Issued in reinvestment of        101,684                     49,710                      95,920
distributions

 Redeemed                         (1,654,169)                 (1,180,075)                 (2,898,880)

 Net increase (decrease)          409,259                     (426,962)                   (67,595)


FINANCIAL HIGHLIGHTS

                           SIX MONTHS ENDED APRIL 30, 2000  THREE MONTHS ENDED OCTOBER 31,  YEARS ENDED JULY 31,

SELECTED PER-SHARE DATA    (UNAUDITED)                      1999                            1999                  1998

Net asset value,
beginning of               $ 18.67                          $ 18.02                         $ 16.62               $ 15.45
period

Income from Investment
Operations

Net investment income       .14 D                            .08 D                           .31 D                 .30 D

Net realized and unrealized 1.29                             .74                             1.37                  1.27
gain (loss)

Total from investment       1.43                             .82                             1.68                  1.57
operations

Less Distributions

 From net investment income (.15)                            (.17)                           (.28)                 (.40)

From net realized gain      (.25)                            -                               -                     -

Total distributions         (.40)                            (.17)                           (.28)                 (.40)

Net asset value, end of
period                     $ 19.70                          $ 18.67                         $ 18.02               $ 16.62

TOTAL RETURN B, C           7.73%                            4.57%                           10.39%                10.53%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period  $ 110,907                        $ 97,468                        $ 101,756             $ 94,961
(000 omitted)

Ratio of expenses to average 1.34% A                         1.20% A                         1.32%                 1.39%
net assets

Ratio of expenses to average 1.33% A, E                      1.19% A, E                      1.30% E               1.37% E
net assets  after expense
reductions

Ratio of net investment     1.46% A                          1.74% A                         1.83%                 1.95%
income to  average net assets

Portfolio turnover rate     60% A                            80% A                           100%                  81%

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.






SELECTED PER-SHARE DATA          1997      1996      1995

Net asset value, beginning of    $ 12.91   $ 12.40   $ 11.99
period

Income from Investment
Operations

Net investment income             .31 D     .31       .28

Net realized and unrealized       2.68      .25       .13
gain (loss)

Total from investment             2.99      .56       .41
operations

Less Distributions

 From net investment income       (.45)     (.05)     -

From net realized gain            -         -         -

Total distributions               (.45)     (.05)     -

Net asset value, end of period   $ 15.45   $ 12.91   $ 12.40

TOTAL RETURN B, C                 23.93%    4.52%     3.42%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 74,619  $ 87,785  $ 148,831
(000 omitted)

Ratio of expenses to average      1.51%     1.39%     1.34%
net assets

Ratio of expenses to average      1.49% E   1.36% E   1.33% E
net assets  after expense
reductions

Ratio of net investment           2.28%     2.94%     4.68%
income to  average net assets

Portfolio turnover rate           57%       189%      242%

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


INTERNATIONAL GROWTH & INCOME
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INTL GROWTH & INCOME    16.95%         35.92%       107.08%       204.17%

MSCI EAFE                        6.81%          14.11%       64.91%        135.87%

International Funds Average      14.17%         24.75%       89.12%        169.74%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2000, the index included over 950 equity securities of countries domiciled in 20 countries. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 675 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INTL GROWTH & INCOME    35.92%       15.67%        11.77%

MSCI EAFE                        14.11%       10.52%        8.96%

International Funds Average      24.75%       13.15%        10.15%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             Int'l Growth & Income       MS EAFE (Net MA tax)
             00305                       MS001
  1990/04/30      10000.00                    10000.00
  1990/05/31      10647.87                    11141.01
  1990/06/30      10983.23                    11042.89
  1990/07/31      11493.90                    11198.43
  1990/08/31      10510.67                    10110.97
  1990/09/30       9496.95                     8701.86
  1990/10/31      10449.70                    10057.77
  1990/11/30      10213.41                     9464.48
  1990/12/31      10237.80                     9617.81
  1991/01/31      10600.06                     9928.89
  1991/02/28      11198.58                    10993.26
  1991/03/31      10796.94                    10333.31
  1991/04/30      10962.32                    10434.78
  1991/05/31      10946.57                    10543.66
  1991/06/30      10418.93                     9768.91
  1991/07/31      10781.19                    10248.87
  1991/08/31      10741.81                    10040.74
  1991/09/30      11088.33                    10606.62
  1991/10/31      11017.45                    10756.98
  1991/11/30      10710.31                    10254.80
  1991/12/31      11060.70                    10784.39
  1992/01/31      11044.75                    10554.03
  1992/02/29      11060.70                    10176.28
  1992/03/31      10701.84                     9504.48
  1992/04/30      11172.34                     9549.66
  1992/05/31      11674.74                    10188.87
  1992/06/30      11563.09                     9705.59
  1992/07/31      11188.29                     9457.20
  1992/08/31      11387.65                    10050.36
  1992/09/30      11196.26                     9851.89
  1992/10/31      10598.17                     9335.12
  1992/11/30      10574.25                     9422.96
  1992/12/31      10691.17                     9471.70
  1993/01/31      10789.18                     9470.54
  1993/02/28      11083.20                     9756.61
  1993/03/31      11908.12                    10607.05
  1993/04/30      12569.68                    11613.69
  1993/05/31      12863.70                    11858.97
  1993/06/30      12692.19                    11673.94
  1993/07/31      13116.90                    12082.59
  1993/08/31      13802.96                    12734.84
  1993/09/30      13713.12                    12448.19
  1993/10/31      14088.82                    12831.81
  1993/11/30      13606.94                    11710.18
  1993/12/31      14441.63                    12555.74
  1994/01/31      15197.83                    13617.27
  1994/02/28      14926.58                    13579.55
  1994/03/31      14129.29                    12994.66
  1994/04/30      14318.34                    13546.01
  1994/05/31      14581.36                    13468.24
  1994/06/30      14227.93                    13658.57
  1994/07/31      14466.29                    13789.93
  1994/08/31      14606.02                    14116.41
  1994/09/30      14269.02                    13671.80
  1994/10/31      14416.97                    14127.07
  1994/11/30      13973.12                    13448.12
  1994/12/31      14026.97                    13532.33
  1995/01/31      13551.76                    13012.48
  1995/02/28      13645.11                    12975.14
  1995/03/31      14425.80                    13784.41
  1995/04/30      14688.86                    14302.82
  1995/05/31      14502.17                    14132.32
  1995/06/30      14536.11                    13884.49
  1995/07/31      15393.17                    14748.89
  1995/08/31      15214.97                    14186.27
  1995/09/30      15325.29                    14463.33
  1995/10/31      15130.11                    14074.55
  1995/11/30      15359.23                    14466.16
  1995/12/31      15742.80                    15049.00
  1996/01/31      15786.65                    15110.78
  1996/02/29      15751.57                    15161.87
  1996/03/31      16014.68                    15483.85
  1996/04/30      16418.12                    15934.01
  1996/05/31      16435.66                    15640.80
  1996/06/30      16549.67                    15728.83
  1996/07/31      16163.77                    15269.11
  1996/08/31      16365.49                    15302.57
  1996/09/30      16760.16                    15709.10
  1996/10/31      16742.62                    15548.34
  1996/11/30      17575.80                    16166.99
  1996/12/31      17740.09                    15959.02
  1997/01/31      17603.98                    15403.64
  1997/02/28      17812.69                    15659.34
  1997/03/31      17812.69                    15718.85
  1997/04/30      17830.83                    15805.30
  1997/05/31      18720.11                    16836.92
  1997/06/30      19545.86                    17767.99
  1997/07/31      20044.94                    18057.97
  1997/08/31      18838.07                    16711.75
  1997/09/30      20044.94                    17650.46
  1997/10/31      18946.96                    16298.25
  1997/11/30      18874.37                    16135.27
  1997/12/31      19003.61                    16279.04
  1998/01/31      19177.25                    17026.57
  1998/02/28      20228.72                    18122.23
  1998/03/31      21309.13                    18683.65
  1998/04/30      21839.69                    18834.62
  1998/05/31      21791.45                    18746.66
  1998/06/30      21723.93                    18891.95
  1998/07/31      22129.08                    19086.91
  1998/08/31      18096.84                    16725.67
  1998/09/30      17942.50                    16216.54
  1998/10/31      19051.85                    17910.68
  1998/11/30      20190.13                    18831.83
  1998/12/31      20899.91                    19578.32
  1999/01/31      21219.75                    19524.09
  1999/02/28      20670.02                    19062.34
  1999/03/31      21549.59                    19861.82
  1999/04/30      22379.19                    20669.79
  1999/05/31      21379.68                    19608.83
  1999/06/30      22659.06                    20376.71
  1999/07/31      23518.64                    20985.98
  1999/08/31      24158.33                    21066.14
  1999/09/30      24828.01                    21281.86
  1999/10/31      26007.44                    22082.48
  1999/11/30      28406.28                    22853.16
  1999/12/31      32124.60                    24907.66
  2000/01/31      30587.74                    23328.52
  2000/02/29      33287.92                    23960.48
  2000/03/31      32540.83                    24893.27
  2000/04/28      30416.98                    23586.87
IMATRL PRASUN   SHR__CHT 20000430 20000530 153025 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity International Growth & Income Fund on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $30,417 - a 204.17% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested in each, the same $10,000 would have grown to $23,587 - a 135.87% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.
Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

INTERNATIONAL GROWTH & INCOME
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with
Bill Bower, Portfolio Manager of Fidelity International Growth &
Income Fund

Q. HOW DID THE FUND PERFORM, BILL?

A. The fund performed well. For the six-month period that ended April 30, 2000, the fund posted a total return of 16.95%. In comparison, the Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index returned 6.81%. The fund also compares its performance against the international funds average, tracked by Lipper Inc., which returned 14.17% during the same period. For the 12-month period that ended April 30, 2000, the fund returned 35.92%, while the Morgan Stanley Capital International EAFE index and the international funds average posted total returns of 14.11% and 24.75%, respectively.

Q. WHAT FACTORS LED TO THE FUND OUTPERFORMING ITS BENCHMARK INDEX AND
PEER GROUP?

A. About 90% of the fund's strong performance can be attributed to favorable stock selection, particularly in the Japanese market. The remainder came mainly from industry plays in the electronic components, telecommunications and media segments, which benefited from the growth of the Information Age and the increasing penetration of the Internet throughout the world. Specifically, the fund's Japanese and European electronics and telecommunications holdings were especially strong contributors to performance. Media stocks also posted strong gains, benefiting from the Internet's continuing demand for content, as well as from the overall strengthening of the world's major economies, which helped boost advertising rates for broadcasters and publishers. The portfolio was underweighted in the financial services sector, which helped soften the negative impact of rising interest rates on the performance of European banks and insurers and, in fact, had a positive effect on overall fund performance.

Q. DID YOU MAKE ANY SIGNIFICANT CHANGES IN INVESTMENT STRATEGY DURING THE SIX-MONTH PERIOD?

A. Nothing major. Over the past 12 months, I've gradually shifted the fund's geographic concentration more toward Japan, while shortening positions slightly in the U.K. This was based mainly on the resurgence of the technology segments of the Japanese economy, and I remain comfortable with that overall geographic positioning. As I mentioned earlier, I underweighted the portfolio in financial services stocks, where prices have suffered from rising interest rates as well as from concerns about the competitive pricing pressures of Internet banking. I also maintained underweighted positions in the non-telecommunications segment of the utilities sector, which are generally slow-growth to no-growth industries, as well as in the pharmaceuticals segment, where I had concerns about some valuations being too high relative to their earnings projections.

Q. WHICH SPECIFIC STOCKS WERE THE MOST HELPFUL TO OVERALL FUND
PERFORMANCE?

A. There were a number of good names that contributed to performance, rather than a few key "home runs." DDI Corp. and Kokusai Denshi Denwa
(KDD), two Japanese telecommunications companies recently involved in a merger, provided a significant boost to fund performance. Ericsson and Nokia, each big players in the mobile telephone industry and two of the fund's top 10 holdings, also did very well, as did both Mannesmann, a German cellular phone company, and Vodafone AirTouch, the U.K. cellular firm that acquired Mannesmann during the period. The new economy revolution, which drove stock prices through most of the period, also helped Japanese component manufacturers Kyocera and Furukawa Electronics make strong contributions to the fund. TF-1, the largest commercial television operation in France, benefited from strong growth in advertising revenues, which drove its earnings and stock price higher. Philips Electronics, the Dutch firm, also turned in strong performance.

Q. WE'VE TALKED A BIT ABOUT WHAT WORKED WELL FOR THE FUND. WHAT DIDN'T WORK SO WELL? WHAT HOLDINGS WERE DISAPPOINTMENTS?

A. There weren't any consistent themes that detracted from performance during the period. It was a pretty narrow market for much of the period, led by the three major segments I talked about earlier - technology, telecommunications and media. The fund was positioned to take advantage of those positive trends, while limiting the downside of more problematic trends elsewhere, such as the financial services sector. There were disappointments, of course, but for the most part, the problems were company-specific problems - or "blow-ups" as we sometimes call them - which relate mainly to companies not delivering on their earnings projections. Two such disappointments were Vendex, a Dutch apparel retailer that had sluggish regional sales during the period, and Hikari Tsushin, a Japanese cellular phone distributor that had an earnings shortfall and also suffered as its Internet venture capital division fell out of favor with investors who began to demand real earnings over revenue models.

Q. WHAT'S YOUR OUTLOOK OVER THE NEXT SIX MONTHS, BILL?

A. Given the huge volatility in the markets during the last several weeks of the period, I'd have to say that I'm a lot more guarded in my outlook than I was six months ago. For the last 12 to 24 months, the gathering strength of the new economy sectors drove strong performance. But recently, based on investor concerns over high stock valuations - particularly in these sectors - and the magnitude of further upward pressure on interest rates, the markets have begun to correct, and it is unclear where or when they will bottom out. It is frustrating to see performance suffer as a result of the correction, but it also is incredibly difficult and incredibly foolish to make major moves during times of great volatility. In the short term, I will be very selective in my stock picking. I'll look for names that I like and where I'm very confident that earnings are sustainable. As a practical matter, this may mean positioning the fund more in line with the broader market and owning more of the traditional old economy stocks than I have in the recent past. Longer term, I will continue to focus on owning what I think are the best companies, with the most promising growth, value and income potential, in the industries that are represented in the fund's international benchmark index.

BILL BOWER COMMENTS ON THE DIFFICULTIES
OF MANAGING THROUGH PERIODS OF HIGH
MARKET VOLATILITY:

"I try not to panic and get caught up in the emotion of investing, which can be easier said than done when you're watching some of your favorite stocks taking a beating. High turnover and rapid change in stock and industry selection is not the way the fund is run. I believe it's easier to get mid- to long-term stock and industry fundamentals right as opposed to guessing the short-term direction of the stock market. So unless fundamentals, valuation or management dramatically change, the fund's positioning generally won't.

"I avoid the urge to purge or concentrate holdings. To me, portfolio structure is an ongoing event, not something that happens over a matter of days because the market has turned volatile. The way I view it is, the analysis that goes into portfolio structure is an ongoing process that incorporates a longer-term, bottom-up time horizon than the hourly, daily or weekly horizon that the market seems focused on today.

"I stick to investment discipline and process. The fund invests primarily in companies and industries that generate predictable earnings and cash flow growth at a reasonable valuation. In addition, we try to find strong management teams whose interest is aligned with shareholders. Fidelity's local research departments play an integral part in the investment process.

"I also try to identify changes in long-term market sentiment toward industry sectors. Often market corrections and/or volatility are the result of overvaluation or overestimated fundamentals for market leading sectors. The difficult task is to identify the latter trend early on because it affects the former. For example, I believe that the market today may no longer be willing to fund some of the concept-driven Internet ventures, and that the stock prices of many of these companies may never recover. I also believe that the market is coming back to some of the old economy stocks, particularly those where there is a reasonable valuation to earnings ratio."

FUND FACTS

GOAL: growth of capital and current
income by investing mainly in foreign stocks

FUND NUMBER: 305

TRADING SYMBOL: FIGRX

START DATE: December 31, 1986

SIZE: as of April 30, 2000, more than $1.4 billion

MANAGER: Bill Bower, since 1998; international equity analyst, 1996-1998; manager, Fidelity
Select Construction & Housing Portfolio,
1994-1996; joined Fidelity in 1994
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

RICK MACE ON OVERSEAS INVESTING OPPORTUNITIES:

"Two important new trends in overseas investing helped fuel the strong performance of international equities during the past year - an increasing focus on maximizing shareholder value and a significant global shift to equities as an investor's major retirement savings vehicle. For U.S. investors, these trends should make a compelling case for investing a portion of your portfolio overseas.

"First, more company executives overseas are placing an emphasis on getting the stock prices of their firms higher. The increasing number of corporate announcements from international companies detailing restructuring efforts and mergers and acquisitions is evidence of this trend. Increased competition from abroad has forced industry consolidation to the forefront of corporate boardrooms. In the third quarter of 1999, Europe outpaced the U.S. in merger-and- acquisition activity for the first time in seven years. Examples of this global trend, which spans a broad number of sectors, include: the U.K.-based Vodafone's $66 billion merger with U.S.-based AirTouch; the U.K.-based Cable & Wireless PLC's bid to acquire IDC, a Japanese telecom company; and Renault of France's purchase of a 36.8% stake in Nissan. This increase in merger- and-acquisition activity underscores a common goal of many companies to improve the bottom line by becoming a bigger presence globally and reducing costs through economies of scale. What's more, compensation packages for management teams are changing to better reflect shareholders' interests.

 "Second, it is likely that equities will begin to play a much more prominent role in the future savings of European investors. Compared to Americans, European investors put a smaller percentage of retirement assets in equity investments. In Japan, for instance, there is no retirement savings equivalent to the U.S.' 401(k) plan. However, Japanese investors historically have maintained among the highest savings rates in the world, but have opted for lower interest-yielding, government-sponsored savings accounts.
A number of recent factors - deregulation of the Japanese financial services industry, limited funded private pension systems and legislation to encourage new retirement vehicles
- should foster increased investment in equities going forward and ultimately drive prices higher."


INTERNATIONAL GROWTH & INCOME

INVESTMENT CHANGES




AS OF APRIL 30, 2000
Finland 3.0%
United States 9.8%
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 9.1
Row: 1, Col: 3, Value: 5.3
Row: 1, Col: 4, Value: 21.6
Row: 1, Col: 5, Value: 5.9
Row: 1, Col: 6, Value: 21.0
Row: 1, Col: 7, Value: 4.5
Row: 1, Col: 8, Value: 3.9
Row: 1, Col: 9, Value: 15.9
Row: 1, Col: 10, Value: 9.800000000000001
France 9.1%
United Kingdom 15.9%
Germany 5.3%
Switzerland 3.9%
Japan 21.6%
Sweden 4.5%
Netherlands 5.9%
Other 21.0%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
Australia 2.4%
United States 8.8%
Row: 1, Col: 1, Value: 2.4
Row: 1, Col: 2, Value: 2.2
Row: 1, Col: 3, Value: 9.1
Row: 1, Col: 4, Value: 6.9
Row: 1, Col: 5, Value: 25.8
Row: 1, Col: 6, Value: 7.2
Row: 1, Col: 7, Value: 14.6
Row: 1, Col: 8, Value: 5.0
Row: 1, Col: 9, Value: 18.0
Row: 1, Col: 10, Value: 8.800000000000001
Finland 2.2%
France 9.1%
United Kingdom 18.0%
Germany 6.9%
Switzerland 5.0%
Japan 25.8%
Other 14.6%
Netherlands 7.2%

ASSET ALLOCATION

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Stocks                          92.9                    91.9

Bonds                           0.3                     0.3

Short-Term Investments and      6.8                     7.8
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Vodafone AirTouch PLC           3.6                     2.8
(United Kingdom, Cellular)

Nokia AB (Finland,              3.0                     1.6
Communications Equipment)

Telefonaktiebolaget LM          2.5                     1.0
Ericsson (Sweden,
Communications Equipment)

TotalFinaElf SA  (France, Oil   2.4                     2.4
& Gas)

Furukawa Electric Co. Ltd.      1.9                     0.7
(Japan, Electrical Equipment)

Kyocera Corp. (Japan,           1.7                     1.3
Electronics)

NTT DoCoMo, Inc.  (Japan,       1.4                     0.9
Cellular)

DDI Corp.  (Japan, Telephone    1.3                     2.1
Services)

Telefonica SA  (Spain,          1.3                     0.9
Telephone Services)

Samsung Electronics Co. Ltd.    1.2                     0.5
(Korea (South), Electronics)

                                20.3                    14.2

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      22.8                    11.4

Utilities                       16.2                    16.0

Finance                         12.9                    19.6

Industrial Machinery &          7.7                     4.9
Equipment

Media & Leisure                 7.4                     5.5

Health                          6.2                     6.8

Energy                          5.1                     5.5

Durables                        3.8                     4.2

Services                        2.9                     4.6

Retail & Wholesale              2.5                     3.8


INTERNATIONAL GROWTH & INCOME

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 92.6%

                                 SHARES                      VALUE (NOTE 1)

AUSTRALIA - 1.2%

Australia & New Zealand           425,308                    $ 2,940,566
Banking  Group Ltd.

Cable & Wireless Optus Ltd.       1,200,700                   3,877,353
(a)

News Corp. Ltd. sponsored ADR     177,500                     9,130,156

Perpetual Trustees Australia      17,900                      256,091
Ltd.

Westfield Holdings Ltd.           130,100                     710,337

                                                              16,914,503

BELGIUM - 0.3%

Melexis NV (a)                    5,000                       80,225

Telinfo SA                        38,000                      4,294,752

                                                              4,374,977

BRAZIL - 0.2%

Embratel Participacoes SA ADR     25,000                      562,500

Telesp Celular Participacoes      42,900                      1,892,963
SA ADR

                                                              2,455,463

BRITISH VIRGIN ISLANDS - 0.1%

El Sitio, Inc.                    100,000                     1,075,000

CANADA - 2.1%

BCE, Inc.                         37,600                      4,354,673

Bracknell Corp. (a)               100,000                     438,952

C-Mac Industries, Inc. (a)        121,500                     6,153,768

Celestica, Inc. (sub. vtg.)       100,800                     5,438,898
(a)

Cinar Films, Inc. Class B         304,400                     1,065,400
(sub. vtg.) (a)

Prudential Steel Ltd.             100,000                     1,019,719

Talisman Energy, Inc. (a)         224,000                     6,678,552

Telesystem International          150,000                     4,963,533
Wireless, Inc. (sub. vtg.)
(a)

                                                              30,113,495

DENMARK - 0.6%

2M Invest AS (a)                  8,200                       1,301,540

Falck AS                          20,000                      2,771,571

Novo-Nordisk AS (B Shares)        32,900                      4,418,642

                                                              8,491,753

FINLAND - 3.0%

Nokia AB                          100,400                     5,710,250

Nokia AB sponsored ADR            639,600                     36,377,245

                                                              42,087,495

FRANCE - 9.1%

Access Commerce SA                3,900                       231,053

Altran Technologies SA            3,300                       676,150

AXA SA de CV                      76,200                      11,327,701

Banque Nationale de Paris         112,215                     9,092,546
(BNP)

Banque Nationale de Paris         12,155                      69,242
(BNP) warrants 7/1/02 (a)

Canal Plus SA                     11,100                      2,144,824

Clarins SA                        22,750                      2,260,168

Elior (a)                         396,700                     4,328,019



                                 SHARES                      VALUE (NOTE 1)

France Telecom SA                 87,300                     $ 13,542,743

Havas Advertising SA              7,000                       3,502,702

Integra SA (a)                    50,000                      1,134,755

NRJ SA                            6,970                       4,523,198

Rhodia SA                         94,900                      1,764,531

Sagem SA                          1,428                       1,780,521

Sanofi-Synthelabo SA              129,600                     4,848,987

Schneider SA                      13,600                      892,492

Suez Lyonnaise des Eaux           26,100                      4,103,576

Television Francaise 1 SA         13,422                      9,211,812

TotalFinaElf SA:

Class B                           149,644                     22,633,654

sponsored ADR                     149,400                     11,298,375

Transiciel SA                     20,000                      2,676,017

Vivendi SA                        166,254                     16,486,704

                                                              128,529,770

GERMANY - 5.0%

ACG AG                            4,950                       1,195,414

Allianz AG (Reg.)                 10,200                      3,935,331

Altana AG                         52,000                      3,767,934

Apcoa Parking AG                  13,370                      974,887

BASF AG                           80,200                      3,515,297

EM.TV & Merchandising AG          62,000                      4,803,342

Epcos AG                          100,000                     14,127,475

GFK AG                            3,280                       131,690

Hugo Boss AG                      19,690                      2,512,503

Intershop Communication AG (a)    9,700                       4,323,016

Jobs & Adverts AG (a)             1,688                       35,386

Kamps AG                          122,000                     4,025,328

Munich Reinsurance AG (Reg.)      11,300                      3,321,552

Openshop Holding AG (a)(d)        1,900                       112,477

Primacom AG (a)                   79,600                      6,130,595

Siemens AG                        95,400                      14,173,230

United Internet AG (a)            15,200                      3,920,693

                                                              71,006,150

HONG KONG - 2.9%

China Telecom Ltd. (a)            1,370,000                   10,048,094

Giordano International Ltd.       1,022,000                   1,672,915

Hutchison Whampoa Ltd.            541,000                     7,883,260

Johnson Electric Holdings         925,600                     7,456,754
Ltd.

Legend Holdings Ltd.              3,602,000                   4,185,092

Li & Fung Ltd.                    1,320,000                   5,100,974

Sun Hung Kai Properties Ltd.      320,000                     2,536,878

Yue Yuen Industrial Holdings      1,224,000                   2,671,425
Ltd.

                                                              41,555,392

HUNGARY - 0.1%

Matav RT sponsored ADR            35,700                      1,242,806

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDIA - 0.2%

Infosys Technologies Ltd.         13,286                     $ 2,465,443

Pentamedia Graphics Ltd.          36,743                      534,941

Pentamedia Graphics Ltd. New      11,857                      172,626

                                                              3,173,010

IRELAND - 0.6%

Bank of Ireland, Inc.             425,400                     2,869,208

Elan Corp. PLC sponsored ADR      113,600                     4,870,600
(a)

Ryanair Holdings PLC              19,200                      782,400
sponsored ADR (a)

                                                              8,522,208

ISRAEL - 0.2%

Bezeq Israeli                     290,000                     1,539,219
Telecommunication  Corp.
Ltd.

Teva Pharmaceutical               42,800                      1,883,200
Industries Ltd. ADR

                                                              3,422,419

ITALY - 2.0%

Banca di Roma Spa                 558,400                     590,895

Banca Intesa Spa                  925,000                     3,451,616

Eni Spa                           490,800                     2,437,106

Luxottica Group Spa sponsored     100,000                     2,387,500
ADR

Olivetti & Co. Spa (a)            1,527,316                   5,039,301

San Paolo Imi Spa                 178,300                     2,509,178

Telecom Italia Mobile Spa         418,800                     4,009,919

Telecom Italia Spa                454,240                     6,489,953

Unicredito Italiano Spa           326,500                     1,341,231

                                                              28,256,699

JAPAN - 21.6%

Asatsu-DK, Inc.                   60,000                      2,474,570

Canon, Inc.                       110,000                     5,108,125

Daiwa Securities Group, Inc.      642,000                     9,795,635

DDI Corp.                         1,634                       18,736,453

Dentsu Tec, Inc.                  13,500                      1,547,993

FamilyMart Co. Ltd.               15,000                      549,288

Fuji Television Network, Inc.     152                         2,530,054

Fujitsu Ltd.                      269,000                     7,611,799

Fujitsu Support & Service,        4,000                       591,825
Inc. (FSAS)

Fujitsu Support & Service,        4,000                       591,825
Inc. (FSAS) New

Funai Electric Co. Ltd.           3,000                       1,664,509

Furukawa Electric Co. Ltd.        1,982,000                   27,473,812

Hikari Tsushin, Inc.              7,000                       1,009,802

Hirose Electric Co. Ltd.          3,900                       471,001

Hitachi Information Systems       40,000                      1,549,843
Co. Ltd.

Hoya Corp.                        59,000                      6,001,480

Ito-Yokado Co. Ltd.               46,000                      3,356,205

ITOCHU TECHNO-SCIENCE Corp.       2,900                       2,308,951
(CTC)

JAC Co. Ltd.                      11,700                      844,988

JAC Co. Ltd. New                  7,200                       519,993

Kansai Maintenance Corp.          41,000                      276,771

KDD Corp.                         76,900                      8,903,163

Kyocera Corp.                     148,300                     24,627,069



                                 SHARES                      VALUE (NOTE 1)

Lion Corp.                        414,000                    $ 1,703,625

Mitsubishi Electric Corp.         612,000                     5,223,562

Mitsumi Electric Co. Ltd.         57,000                      2,350,841

Murata Manufacturing Co. Ltd.     28,000                      5,437,396

NEC Corp.                         222,000                     6,035,510

Nichicon Corp.                    373,000                     10,002,774

Nikko Securities Co. Ltd.         554,000                     6,531,811

Nippon Sheet Glass Co. Ltd.       327,000                     2,902,904

Nippon Television Network         370                         273,719
Corp. (a)

Nomura Securities Co. Ltd.        234,000                     5,885,704

NTT DoCoMo, Inc.                  260                         8,679,490

NTT DoCoMo, Inc. (d)              334                         11,149,806

Omron Corp.                       364,000                     9,896,061

ORIX Corp.                        65,280                      9,308,467

Rohm Co. Ltd.                     9,900                       3,314,037

Sanyo Electric Co. Ltd.           1,291,000                   8,607,463

Secom Co. Ltd.                    61,000                      5,110,597

Softbank Corp.                    7,900                       1,943,222

Softbank Corp. New                15,800                      3,886,443

Sony Corp.                        23,600                      2,662,375

Sony Corp. New                    23,600                      2,662,375

Takeda Chemical Industries        200,000                     13,149,621
Ltd.

Terumo Corp.                      61,000                      1,844,553

Tokai Corp.                       375,000                     4,126,595

Toko, Inc.                        700,000                     5,825,781

Tokyo Broadcasting System,        95,000                      4,128,907
Inc.

Tokyo Denpa Co. Ltd.              15,400                      1,028,186

Tokyo Seimitsu Co. Ltd.           27,000                      2,821,343

Tokyo Tomin Bank Ltd.             232,000                     7,294,248

Toyo Communication Equipment      217,000                     4,514,981
Co. Ltd.

Toyoda Gosei Co. Ltd.             120,000                     6,935,454

Toyota Motor Corp.                144,000                     7,195,500

Union Tool Co.                    13,300                      1,803,015

Yokogawa Electric Corp.           397,000                     3,028,713

                                                              305,810,233

KOREA (SOUTH) - 1.8%

Samsung Electro-Mechanics Co.     87,200                      5,932,508

Samsung Electronics Co. Ltd.      63,157                      17,073,308

Trigem Computer, Inc.             49,100                      2,836,054

                                                              25,841,870

LUXEMBOURG - 0.9%

Audiofina                         38,825                      4,794,945

Societe Europeen Des              14,000                      2,132,565
Satellite unit

Stolt Comex Seaway SA (a)         486,770                     5,871,663

                                                              12,799,173

MARSHALL ISLANDS - 0.5%

Teekay Shipping Corp.             215,100                     7,057,969

MEXICO - 2.1%

Grupo Radio Centro SA de CV       332,600                     4,656,400
sponsored ADR

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEXICO - CONTINUED

Grupo Televisa SA de CV           114,200                    $ 7,244,563
sponsored ADR (a)

Telefonos de Mexico SA de CV      85,000                      4,999,063
Series L sponsored ADR

Tubos de Acero de Mexico SA       100,000                     1,493,750
sponsored ADR

TV Azteca SA de CV sponsored      1,004,600                   11,050,600
ADR

                                                              29,444,376

NETHERLANDS - 5.9%

Akzo Nobel NV                     111,500                     4,576,249

Beter Bed Holding NV              86,600                      2,912,575

Equant NV (NY Shares) (a)         83,700                      6,528,600

Exact Holdings NV (a)             180,790                     10,216,425

Fugro NV                          60,300                      2,830,462

Grand Hotel Krasnapolsky NV       31,500                      2,293,983

Gucci Group NV (NY Shares)        40,000                      3,505,000

ICT Automatisering NV             26,200                      1,059,078

ING Groep NV (Certificaten        234,222                     12,813,168
Van Aandelen)

Koninklijke Ahold NV              191,155                     4,468,954

Koninklijke Philips               349,068                     15,577,160
Electronics NV  (NY Shares)

Meta4 NV (a)                      126,400                     1,440,091

Nutreco Holding NV                94,400                      3,678,248

Unit 4 NV (a)                     85,300                      4,314,941

United Pan-Europe                 34,900                      1,273,338
Communications NV (a)

Vendex KBB NV                     153,800                     2,376,068

VNU NV                            62,700                      3,363,155

Wegener NV                        31,700                      489,736

                                                              83,717,231

NORWAY - 0.6%

DNB Holding ASA                   542,100                     1,903,775

Eltek ASA                         86,200                      1,344,894

Opticom ASA (a)                   9,400                       993,496

Tandberg ASA (a)                  157,100                     2,407,151

VMETRO ASA                        218,200                     2,025,534

                                                              8,674,850

PERU - 0.1%

Telefonica del Peru SA ADR        114,300                     1,728,788

SINGAPORE - 0.5%

Chartered Semiconductor           20,000                      1,747,500
Manufacturing Ltd.

Datacraft Asia Ltd.               400,000                     3,000,000

Oversea-Chinese Banking Corp.     136,500                     935,863
Ltd.

Overseas Union Bank Ltd.          244,959                     1,119,649

United Overseas Bank Ltd.         135,168                     942,572

                                                              7,745,584

SOUTH AFRICA - 0.2%

Impala Platinum Holdings Ltd.     85,500                      2,707,290



                                 SHARES                      VALUE (NOTE 1)

SPAIN - 2.1%

Banco Santander Central           583,960                    $ 6,104,911
Hispano SA

Cortefiel SA                      147,200                     3,112,638

Grupo Acciona SA                  19,400                      786,855

Telefonica SA (a)                 820,112                     18,298,582

Transportes Azkar SA              92,032                      1,258,239

                                                              29,561,225

SWEDEN - 4.5%

ABB Ltd. (Sweden)                 57,000                      6,383,837

Elanders AB (B Shares)            79,900                      2,559,291

Entra Data AB (A Shares)          50,000                      1,595,959

Framtidsfabriken AB (a)           134,700                     2,217,644

Information Highway AB (a)        409,500                     4,219,380

Nobel Biocare AB                  133,000                     3,574,948

Nocom AB (B Shares) (a)           50,000                      895,977

Saab AB (B Shares)                94,300                      770,977

Securitas AB (B Shares)           67,500                      1,753,875

Svenska Handelsbanken AB (A       144,000                     1,911,119
Shares)

Telefonaktiebolaget LM            398,600                     35,251,188
Ericsson  (B Shares)

TV 4 AB (A Shares)                122,600                     3,364,058

                                                              64,498,253

SWITZERLAND - 3.9%

Bank Sarasin & Compagnie          2,281                       6,156,975
Series B (Reg.)

Credit Suisse Group (Reg.)        44,600                      8,081,966

Fantastic Corp. (a)               110,000                     2,015,216

Julius Baer Holding AG            1,000                       3,507,853

Nestle SA (Reg.)                  7,563                       13,374,939

PubliGroupe SA                    2,770                       2,143,165

Tecan AG                          6,200                       5,359,628

The Swatch Group AG:

(Bearer)                          1,081                       1,162,122

(Reg.)                            20,000                      4,525,887

UBS AG                            26,450                      6,500,945

Valora Holding AG                 9,100                       2,371,611

                                                              55,200,307

TAIWAN - 1.3%

Macronix International Co.        629,000                     1,901,700
Ltd. (a)

Procomp Informatics Co. Ltd.      237,000                     1,859,127

Taiwan Semiconductor              1,538,250                   9,904,731
Manufacturing Co. Ltd. (a)

United Microelectronics Corp.     1,201,000                   4,062,870

                                                              17,728,428

UNITED KINGDOM - 15.9%

Abbey National PLC                207,100                     2,353,454

Alliance & Leicester PLC          331,500                     3,277,881

Allied Zurich PLC                 644,300                     6,380,865

Amvescap PLC                      340,400                     4,910,014

Ashtead Group PLC                 977,100                     1,396,491

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

AstraZeneca Group PLC (United     132,000                    $ 5,560,500
Kingdom)

Bodycote International PLC        535,550                     2,059,143

BP Amoco PLC                      1,646,674                   13,996,739

British Aerospace PLC             357,079                     2,185,606

Cable & Wireless PLC ADR          184,600                     9,114,625

Capital Radio PLC                 53,700                      1,230,489

Carlton Communications PLC        273,500                     3,288,589

Centrica PLC                      1,027,500                   3,639,384

Computacenter PLC                 457,400                     7,212,295

Energis PLC (a)                   61,500                      3,027,671

FKI PLC                           359,000                     1,362,198

Geest PLC                         245,700                     1,927,560

Glaxo Wellcome PLC                221,200                     6,947,064

Granada Group PLC                 409,900                     3,986,241

HSBC Holdings PLC (Reg.)          195,600                     2,237,176

Iceland Group PLC                 1,137,000                   5,007,544

Independent Energy Holdings       26,800                      999,211
PLC (a)

Independent Energy Holdings       61,900                      2,414,100
PLC sponsored ADR (a)

Jazztel PLC sponsored ADR         74,600                      3,879,200

Laporte PLC Series B (a)          1,392,000                   10,812

Lloyds TSB Group PLC              283,800                     2,768,747

Misys PLC                         152,000                     1,730,848

Nestor Healthcare Group PLC       50,000                      334,003

Prudential Corp. PLC              364,200                     5,578,637

Reuters Group PLC                 326,500                     5,827,932

Royal Bank of Scotland Group      649,150                     10,049,249
PLC

Safeway PLC                       314,100                     1,056,421

Scottish Radio Holdings PLC       200,000                     4,256,590

Sema Group PLC                    155,900                     2,499,408

Shanks Group PLC                  250,000                     598,081

Shell Transport & Trading Co.     1,826,100                   14,684,878
PLC (Reg.)

Smith & Nephew PLC                1,130,600                   3,249,316

SmithKline Beecham PLC            472,300                     6,494,124

SSL International PLC             661,900                     6,709,407

Standard Chartered PLC            154,900                     2,071,886

Taylor Nelson Sofres PLC          565,800                     2,178,088

Tempus Group PLC                  58,600                      444,251

The Go-Ahead Group PLC            193,000                     1,338,721

Triad Group PLC                   122,400                     494,386

Vodafone AirTouch PLC             6,791,981                   31,922,348

Vodafone AirTouch PLC             388,900                     18,278,300
sponsored ADR

Williams PLC Class L              801,100                     4,511,345

                                                              225,481,818



                                 SHARES                      VALUE (NOTE 1)

UNITED STATES OF AMERICA - 3.0%

AES Corp. (a)                     50,000                     $ 4,496,875

AFLAC, Inc.                       140,900                     6,877,681

Impsat Fiber Networks, Inc.       153,400                     2,425,638

Pharmacia Corp.                   71,347                      3,562,891

Phelps Dodge Corp.                50,000                      2,312,500

Schering-Plough Corp.             172,000                     6,933,750

SCM Microsystems, Inc. (a)        40,000                      3,165,000

Synthes-Stratec, Inc.             1,600                       683,188

Synthes-Stratec, Inc. (d)         5,466                       2,331,974

TeraBeam Networks (e)             1,100                       16,500

UnitedGlobalCom, Inc. (a)         43,200                      2,295,000

Warner-Lambert Co.                70,000                      7,966,875

                                                              43,067,872

VENEZUELA - 0.1%

Compania Anonima Nacional         50,000                      1,450,000
Telefono de Venezuela
sponsored ADR

TOTAL COMMON STOCKS                           1,313,736,407
(Cost $993,259,219)

CONVERTIBLE PREFERRED STOCKS
- 0.3%



AUSTRALIA - 0.3%

National Australia Bank Ltd.      76,800                      1,915,200
$1.9687 EXCAPS

WBK STRYPES Trust (Westpac        55,000                      1,650,000
Banking Corp.) $3.135

TOTAL CONVERTIBLE PREFERRED                   3,565,200
STOCKS
(Cost $3,718,940)


CORPORATE BONDS - 0.3%

MOODY'S RATINGS (UNAUDITED) (F)              PRINCIPAL AMOUNT (C)

CONVERTIBLE BONDS - 0.0%

GERMANY - 0.0%

Kamps AG euro 0% 3/17/15          BB+   EUR   994,000                           445,969

NONCONVERTIBLE BONDS - 0.3%

GERMANY - 0.3%

Brokat Infosystems AG euro        B2    EUR   5,000,000                         4,397,746
11.5% 3/31/10

UNITED KINGDOM - 0.0%

British Aerospace PLC 7.45%       -     GBP   22,386                            33,733
11/30/03

TOTAL NONCONVERTIBLE BONDS                                                      4,431,479

TOTAL CORPORATE BONDS                                               4,877,448
(Cost $5,321,176)


CASH EQUIVALENTS - 11.3%

                               SHARES                     VALUE (NOTE 1)

Central Cash Collateral Fund,   64,386,964                $ 64,386,964
5.94% (b)

Taxable Central Cash Fund,      95,722,403                 95,722,403
5.77% (b)

TOTAL CASH EQUIVALENTS                       160,109,367
(Cost $160,109,367)

TOTAL INVESTMENT PORTFOLIO -       1,482,288,422
104.5%
(Cost $1,162,408,702)

NET OTHER ASSETS - (4.5)%          (63,982,151)

NET ASSETS - 100%                 $ 1,418,306,271

SECURITY TYPE ABBREVIATIONS

EXCAPS                        -   Exchangeable Capital Units

STRYPES                       -   Structured Yield Product
                                  Exchangeable for Common Stock

CURRENCY ABBREVIATIONS

EUR                           -   European Monetary Unit

GBP                           -   British pound

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,594,257 or 1.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY           ACQUISITION DATE  ACQUISITION COST

TeraBeam Networks  4/7/00            $ 16,500

(f) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $745,420,347 and $603,048,274, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $24,546 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $16,500 and 0% of net assets.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $64,741,644. The fund received cash collateral of $64,386,964 which was invested in cash equivalents and U.S. Treasury Obligations valued at $3,333,261.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $1,164,105,696. Net unrealized appreciation aggregated $318,182,726, of which $397,888,425 related to appreciated investment securities and $79,705,699 related to depreciated investment securities.

INTERNATIONAL GROWTH & INCOME
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 1,482,288,422
value  (cost $1,162,408,702)
-  See accompanying schedule

Foreign currency held at                      6,486,303
value  (cost $6,512,732)

Receivable for investments                    13,809,081
sold

Receivable for fund shares                    2,079,752
sold

Dividends receivable                          3,224,637

Interest receivable                           477,702

Other receivables                             77,233

 TOTAL ASSETS                                 1,508,443,130

LIABILITIES

Payable for investments        $ 16,720,763
purchased

Payable for fund shares         7,574,298
redeemed

Accrued management fee          869,784

Other payables and  accrued     585,050
expenses

Collateral on securities        64,386,964
loaned,  at value

 TOTAL LIABILITIES                            90,136,859

NET ASSETS                                   $ 1,418,306,271

Net Assets consist of:

Paid in capital                              $ 1,011,089,729

Distributions in excess of                    (4,933,818)
net investment income

Accumulated undistributed net                 92,470,549
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   319,679,811
(depreciation) on
investments  and assets and
liabilities in foreign
currencies

NET ASSETS, for 49,762,007                   $ 1,418,306,271
shares outstanding

NET ASSET VALUE, offering                     $28.50
price  and redemption price
per share ($1,418,306,271
(divided by)  49,762,007
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                             $ 6,203,341
Dividends

Interest                                       1,750,420

Security lending                               217,944

                                               8,171,705

Less foreign taxes withheld                    (666,774)

 TOTAL INCOME                                  7,504,931

EXPENSES

Management fee                   $ 4,992,170

Transfer agent fees               1,637,207

Accounting and security           340,003
lending fees

Non-interested trustees'          3,251
compensation

Custodian fees and expenses       327,726

Registration fees                 126,239

Audit                             19,127

Legal                             20,014

Miscellaneous                     1,398

 Total expenses before            7,467,135
reductions

 Expense reductions               (165,453)    7,301,682

NET INVESTMENT INCOME                          203,249

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            95,123,328

 Foreign currency transactions    (167,522)    94,955,806

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            89,335,003

 Assets and liabilities in        (19,548)     89,315,455
foreign currencies

NET GAIN (LOSS)                                184,271,261

NET INCREASE (DECREASE) IN                    $ 184,474,510
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION

 Deferred sales charges                       $ 2,594
withheld   by FDC

 Expense reductions                           $ 118,073
  Directed brokerage
arrangements

  Custodian credits                            4,710

  Transfer agent credits                       42,670

                                              $ 165,453

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ 203,249                   $ 6,176,575
income

 Net realized gain (loss)         94,955,806                  93,532,876

 Change in net unrealized         89,315,455                  185,705,690
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       184,474,510                 285,415,141
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (9,206,847)                 (3,606,738)
From net investment income

 In excess of net investment      (4,933,818)                 -
income

 From net realized gain           (64,276,752)                (25,246,859)

 TOTAL DISTRIBUTIONS              (78,417,417)                (28,853,597)

Share transactions Net            931,425,933                 1,147,448,319
proceeds from sales of shares

 Reinvestment of distributions    75,635,936                  27,912,115

 Cost of shares redeemed          (774,868,027)               (1,169,631,401)

 NET INCREASE (DECREASE) IN       232,193,842                 5,729,033
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       338,250,935                 262,290,577
IN NET ASSETS

NET ASSETS

 Beginning of period              1,080,055,336               817,764,759

 End of period (including        $ 1,418,306,271             $ 1,080,055,336
under (over) distribution of
net investment income of
$(4,933,818) and
$12,563,275, respectively)

OTHER INFORMATION
Shares

 Sold                             31,809,946                  51,495,526

 Issued in reinvestment of        2,801,332                   1,401,210
distributions

 Redeemed                         (26,364,723)                (52,786,044)

 Net increase (decrease)          8,246,555                   110,692


FINANCIAL HIGHLIGHTS

                             SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA      (UNAUDITED)                      1999                     1998       1997         1996

Net asset value, beginning
of                           $ 26.02                          $ 19.75                  $ 20.88    $ 19.09      $ 17.83
period

Income from Investment
Operations

Net investment income         .00 D                            .15 D                    .34 D      .48 D, F     .54

Net realized and unrealized   4.31                             6.84                     (.22) G    1.97         1.32
gain (loss)

Total from investment         4.31                             6.99                     .12        2.45         1.86
operations

Less Distributions

 From net investment income   (.21)                            (.09)                    (.37)      (.29)        (.60)

In excess of net investment   (.12)                            -                        -          -            -
income

From net realized gain        (1.50)                           (.63)                    (.88)      (.37)        -

Total distributions           (1.83)                           (.72)                    (1.25)     (.66)        (.60)

Net asset value, end of
period                       $ 28.50                          $ 26.02                  $ 19.75    $ 20.88      $ 19.09

TOTAL RETURN B, C             16.95%                           36.51%                   .55%       13.17%       10.66%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period    $ 1,418,306                      $ 1,080,055              $ 817,765  $ 1,067,169  $ 1,007,076
(000 omitted)

Ratio of expenses to average  1.10% A                          1.13%                    1.17%      1.17%        1.16%
net assets

Ratio of expenses to average  1.08% A, E                       1.10% E                  1.13% E    1.15% E      1.14% E
net assets after  expense
reductions

Ratio of net investment       .03% A                           .69%                     1.62%      2.33%        2.76%
income to average net assets

Portfolio turnover rate       95% A                            94%                      143%       70%          95%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.

F INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.05 PER
SHARE.

G THE AMOUNT SHOWN FOR A
SHARE OUTSTANDING DOES NOT
CORRESPOND WITH THE
AGGREGATE NET GAIN ON
INVESTMENTS FOR THE PERIOD
DUE TO THE TIMING OF SALES
AND REPURCHASES OF FUND
SHARES IN RELATION TO
FLUCTUATING MARKET VALUES OF
THE INVESTMENTS  OF THE FUND.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 17.54
period

Income from Investment
Operations

Net investment income             .54

Net realized and unrealized       .28
gain (loss)

Total from investment             .82
operations

Less Distributions

 From net investment income       (.21)

In excess of net investment       -
income

From net realized gain            (.32)

Total distributions               (.53)

Net asset value, end of period   $ 17.83

TOTAL RETURN B, C                 4.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 903,235
(000 omitted)

Ratio of expenses to average      1.18%
net assets

Ratio of expenses to average      1.18%
net assets after  expense
reductions

Ratio of net investment           2.98%
income to average net assets

Portfolio turnover rate           141%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.

F INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.05 PER
SHARE.

G THE AMOUNT SHOWN FOR A
SHARE OUTSTANDING DOES NOT
CORRESPOND WITH THE
AGGREGATE NET GAIN ON
INVESTMENTS FOR THE PERIOD
DUE TO THE TIMING OF SALES
AND REPURCHASES OF FUND
SHARES IN RELATION TO
FLUCTUATING MARKET VALUES OF
THE INVESTMENTS  OF THE FUND.


DIVERSIFIED INTERNATIONAL
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY DIVERSIFIED             17.28%         31.24%       149.12%       211.65%
INTERNATIONAL

MSCI EAFE                        6.81%          14.11%       64.91%        123.97%

International Funds Average      14.17%         24.75%       89.12%        n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 27, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2000, the index included over 950 equity securities of companies domiciled in 20 countries. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 675 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY DIVERSIFIED             31.24%       20.03%        14.59%
INTERNATIONAL

MSCI EAFE                        14.11%       10.52%        10.14%

International Funds Average      24.75%       13.15%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Diversified International   MS EAFE (Net MA tax)
             00325                       MS001
  1991/12/27      10000.00                    10000.00
  1991/12/31      10060.00                    10240.13
  1992/01/31       9860.00                    10021.41
  1992/02/29       9680.00                     9662.72
  1992/03/31       9140.00                     9024.82
  1992/04/30       9240.00                     9067.72
  1992/05/31       9750.00                     9674.68
  1992/06/30       9540.00                     9215.78
  1992/07/31       9190.00                     8979.92
  1992/08/31       9350.00                     9543.15
  1992/09/30       9140.00                     9354.70
  1992/10/31       8460.00                     8864.00
  1992/11/30       8460.00                     8947.42
  1992/12/31       8671.06                     8993.69
  1993/01/31       8873.42                     8992.59
  1993/02/28       9176.96                     9264.23
  1993/03/31       9915.57                    10071.75
  1993/04/30      10522.64                    11027.58
  1993/05/31      10785.71                    11260.48
  1993/06/30      10482.17                    11084.80
  1993/07/31      10805.94                    11472.82
  1993/08/31      11362.43                    12092.16
  1993/09/30      11210.66                    11819.97
  1993/10/31      11453.49                    12184.23
  1993/11/30      11028.54                    11119.20
  1993/12/31      11850.64                    11922.09
  1994/01/31      12739.44                    12930.05
  1994/02/28      12484.04                    12894.23
  1994/03/31      12085.61                    12338.86
  1994/04/30      12320.58                    12862.39
  1994/05/31      12300.15                    12788.54
  1994/06/30      12136.69                    12969.27
  1994/07/31      12555.55                    13093.99
  1994/08/31      12872.25                    13404.00
  1994/09/30      12504.47                    12981.83
  1994/10/31      12729.22                    13414.13
  1994/11/30      12044.75                    12769.44
  1994/12/31      11979.79                    12849.40
  1995/01/31      11428.51                    12355.78
  1995/02/28      11566.33                    12320.32
  1995/03/31      12128.21                    13088.75
  1995/04/30      12509.87                    13581.01
  1995/05/31      12615.88                    13419.11
  1995/06/30      12806.71                    13183.79
  1995/07/31      13633.63                    14004.56
  1995/08/31      13421.60                    13470.33
  1995/09/30      13676.04                    13733.41
  1995/10/31      13495.81                    13364.25
  1995/11/30      13633.63                    13736.10
  1995/12/31      14132.55                    14289.53
  1996/01/31      14555.74                    14348.19
  1996/02/29      14566.88                    14396.70
  1996/03/31      14856.44                    14702.43
  1996/04/30      15391.00                    15129.88
  1996/05/31      15546.91                    14851.46
  1996/06/30      15691.69                    14935.05
  1996/07/31      15190.54                    14498.53
  1996/08/31      15446.68                    14530.30
  1996/09/30      15914.43                    14916.31
  1996/10/31      16014.66                    14763.67
  1996/11/30      16905.60                    15351.09
  1996/12/31      16961.57                    15153.62
  1997/01/31      17076.88                    14626.27
  1997/02/28      17365.14                    14869.07
  1997/03/31      17388.20                    14925.57
  1997/04/30      17445.86                    15007.66
  1997/05/31      18541.27                    15987.21
  1997/06/30      19486.78                    16871.30
  1997/07/31      20040.25                    17146.65
  1997/08/31      18852.59                    15868.37
  1997/09/30      20155.56                    16759.69
  1997/10/31      19106.27                    15475.73
  1997/11/30      18944.84                    15320.98
  1997/12/31      19289.47                    15457.49
  1998/01/31      19851.53                    16167.29
  1998/02/28      20891.95                    17207.66
  1998/03/31      21860.61                    17740.75
  1998/04/30      22506.38                    17884.10
  1998/05/31      22530.30                    17800.58
  1998/06/30      22386.79                    17938.53
  1998/07/31      22637.92                    18123.66
  1998/08/31      19325.35                    15881.58
  1998/09/30      19145.97                    15398.14
  1998/10/31      20581.02                    17006.79
  1998/11/30      21442.05                    17881.45
  1998/12/31      22065.54                    18590.27
  1999/01/31      22339.49                    18538.77
  1999/02/28      21691.97                    18100.33
  1999/03/31      22663.25                    18859.46
  1999/04/30      23746.61                    19626.66
  1999/05/31      22899.85                    18619.24
  1999/06/30      24194.89                    19348.37
  1999/07/31      24730.34                    19926.89
  1999/08/31      25103.91                    20003.00
  1999/09/30      25489.93                    20207.83
  1999/10/31      26573.29                    20968.05
  1999/11/30      29101.11                    21699.84
  1999/12/31      33240.98                    23650.65
  2000/01/31      31022.32                    22151.20
  2000/02/29      33383.70                    22751.28
  2000/03/31      33331.80                    23636.99
  2000/04/28      31165.04                    22396.52
IMATRL PRASUN   SHR__CHT 20000430 20000524 110629 R00000000000104

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Diversified International Fund on December 27, 1991, when the fund started. As the chart shows, by April 30, 2000, the value of the investment would have grown to $31,165 - a 211.65% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,397 - a 123.97% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.
Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

(checkmark)

DIVERSIFIED INTERNATIONAL
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with Greg Fraser, Portfolio Manager of Fidelity
Diversified International Fund

Q. HOW DID THE FUND PERFORM, GREG?

A. For the six-month and one-year periods that ended April 30, 2000, the fund returned 17.28% and 31.24%, respectively. For the same periods, the Morgan Stanley Capital International (MSCI) EAFE Index - a broad measure of stock performance in Europe, Australasia and the Far East - was up 6.81% and 14.11%, respectively. The Lipper Inc. international funds average was up 14.17% for the six-month period and 24.75% for the 12-month period.

Q. WHAT FACTORS HELPED THE FUND OUTPERFORM BOTH THE EAFE INDEX AND THE LIPPER PEER GROUP DURING THE SIX-MONTH PERIOD?

A. The reasons have changed very little from six months ago: strong stock selection across a variety of industries and countries, and an overweighting in the telecommunications and technology sectors. The fund attempts to keep risk under control by closely monitoring both country and industry weightings, so it isn't that surprising that contributors should come from a variety of industries and countries. Overall, though, technology and telecom were very large contributors. The fund's holdings in both sectors performed especially well from November to February. Then, beginning in March, or even a little earlier in Japan, some of the most successful names in these sectors had quite large corrections. I had already begun eliminating some of the smallest technology stocks in the fund but, nevertheless, the fund still suffered some from this downdraft. Meanwhile, strong stock selection was instrumental in several countries where the fund remained underweighted relative to its respective index, such as Japan and Germany. In these countries, the fund's performance beat the performance of the country weightings of the index and the majority of its peers.

Q. COULD YOU HIGHLIGHT SOME OF THE MORE IMPORTANT CONTRIBUTORS TO FUND PERFORMANCE?

A. Sure. Technology and telecommunications names dominated the list of top performers for the period. Mobile equipment suppliers, such as Ericsson and Nokia, were bid higher as the worldwide growth in mobile telephony remained impressive. One of Canada's largest communications companies, BCE, Inc., finalized a plan to spin off its interest in Nortel Networks, a move that helped the stock perform well. NTT DoCoMo, the leading mobile-phone provider in Japan and one that has had wild success with a wireless data application called i-mode, helped nicely. Finally, Oracle Japan, the distributor of Oracle's software in that country, did extremely well as Japanese companies raced to install the systems that would allow them to be more competitive.

Q. WHICH STOCKS DISAPPOINTED?

A. The answer is somewhat dependent on what time frame you choose to look at within the period. Certainly, as mentioned above, some Japanese technology companies started to perform badly near the end of the period, after a lengthy cycle of unsustainable price appreciation in 1999. Names such as CSK Corp, Kyocera, and Hikari Tsushin were three of the fund's worst performers in the first quarter of this year, yet both CSK and Kyocera ended the six-month period as two of the fund's top-10 performing stocks due to their outperformance in 1999. The fund did not own CSK at the end of the period. Meanwhile, Hikari Tsushin, a Japanese telecommunications firm, had a spectacular price decline, collapsing more than 90% as the company missed its earnings and sales targets. The stock finished the period as one of the fund's biggest detractors. Elsewhere, the performance of energy companies, such as Italy's Eni Spa and the U.K.'s BP Amoco, also was disappointing, especially given the strong price of oil.

Q. HOW DID CURRENCY MOVEMENTS AFFECT THE FUND?

A. We hope that shareholders of this fund are aware that it generally does not hedge foreign currency exposure. Hence, currency movements will generally be reflected in the fund's share price, with weak currencies hurting and strong currencies helping net asset value - or NAV - performance. The euro, because of its weakness, did hold back fund performance during the period. While I have been quite cautious on the euro, I would now characterize my own views as neutral, with a positive bias, because it has fallen rather sharply versus the dollar.

Q. GREG, WHAT'S YOUR OUTLOOK FOR THE FUND?

A. Beginning in March, technology stocks around the world experienced significantly higher volatility and, in many cases, lower prices. Is the outperformance of technology shares over for a while, or is this just one of many air pockets that technology investors have experienced during the past several years? I don't know, but it is prudent in this environment to trim smaller technology company weightings and focus on the companies with the strongest actual fundamentals - not just those with the strongest potential in some distant timeframe. I continue to watch the proliferation of telecommunications companies with great interest. Some fear that future returns may be more modest than observers expect. Advancements in science are driving exponential improvement in telecommunications technologies, but are not driving exponential increases in the number of customers. Because of the industry's high fixed costs and low marginal costs - similar to the airline industry - price wars for telecommunications customers could become brutal at some point in the future. Therefore, shareholders should not be surprised if my weightings in these companies fall moderately in the future.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

GREG FRASER DISCUSSES THE FUND'S MISSION:

"I view the mission of the Fidelity Diversified International
Fund as providing competitive returns relative to both its top-performing peer funds and relevant indexes in most market climates, and with reasonable risk levels. Let's focus on a few key points:

(solid bullet) COMPETITIVE RETURNS: Some funds `swing for the fences' and take very concentrated sector and country bets. This is great when the fund manager is right, but very painful when the fund manager misses. This fund's goal is to provide solid returns over the long term.

(solid bullet) RELATIVE RETURNS: This fund is always competing against two sets of competitors simultaneously: other funds and indexes. I look at country weightings and industry weightings for both groups of competitors. Often, this fund will end up positioned somewhere in between the two.
While ending up in between is not always the case, the fund's models would have to be giving very strong signals for me to make large country or industry bets versus both.

(solid bullet) MARKET CLIMATES: The fund is neither a growth fund nor a value fund. Rather, it is driven by both. I've tried to create a process that is not a one-trick pony. So, over time, the fund's holdings will vary in terms of market capitalization and growth/value characteristics as the fund responds to changes in the markets.

(solid bullet) REASONABLE RISK LEVELS: An investment that involves huge returns interspersed with huge losses is not a ride that most people have the stomach to endure. So I try to temper the fund's volatility by having a broad number of securities spread across a lot of countries and industries. In this manner, while the risks of foreign investing can't be eliminated, they can be managed."

FUND FACTS

GOAL: long-term growth by investing primarily in foreign equity securities that are determined, mainly through both quantitative and fundamental analysis, to be undervalued compared to others in their industries and countries

FUND NUMBER: 325

TRADING SYMBOL: FDIVX

START DATE: December 27, 1991

SIZE: as of April 30, 2000, more than $5.7 billion

MANAGER: Greg Fraser, since 1991; manager,
Fidelity Select Environmental Services
Portfolio, 1991; Fidelity Select Defense and
Aerospace Portfolio, 1989-1990; joined
Fidelity in 1986
(checkmark)

DIVERSIFIED INTERNATIONAL

INVESTMENT CHANGES




AS OF APRIL 30, 2000
Canada 4.1%
United States 7.7%
Row: 1, Col: 1, Value: 4.1
Row: 1, Col: 2, Value: 8.199999999999999
Row: 1, Col: 3, Value: 7.3
Row: 1, Col: 4, Value: 21.4
Row: 1, Col: 5, Value: 5.6
Row: 1, Col: 6, Value: 23.2
Row: 1, Col: 7, Value: 4.2
Row: 1, Col: 8, Value: 7.6
Row: 1, Col: 9, Value: 10.4
Row: 1, Col: 10, Value: 7.7
France 8.2%
United Kingdom 10.4%
Germany 7.3%
Switzerland 7.6%
Japan 21.4%
Sweden 4.2%
Other 23.5%
Netherlands 5.6%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
Canada 3.9%
Finland 3.6%
United States 9.2%
Row: 1, Col: 1, Value: 3.9
Row: 1, Col: 2, Value: 3.6
Row: 1, Col: 3, Value: 7.6
Row: 1, Col: 4, Value: 6.4
Row: 1, Col: 5, Value: 26.1
Row: 1, Col: 6, Value: 6.3
Row: 1, Col: 7, Value: 19.1
Row: 1, Col: 8, Value: 6.3
Row: 1, Col: 9, Value: 11.5
Row: 1, Col: 10, Value: 9.199999999999999
France 7.6%
United Kingdom 11.5%
Germany 6.4%
Switzerland 6.3%
Japan 26.1%
Other 19.1%
Netherlands 6.3%

ASSET ALLOCATION

                                 % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                          MONTHS AGO

Stocks and Investment Companies   93.0                     91.9

Bonds                             0.3                      0.3

Short-Term Investments and        6.7                      7.8
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                                 % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                          MONTHS AGO

NTT DoCoMo, Inc.  (Japan,         2.3                      0.6
Cellular)

Nokia AB (Finland,                2.2                      1.9
Communications Equipment)

Vodafone AirTouch PLC             2.0                      2.5
(United Kingdom, Cellular)

Nippon Telegraph &  Telephone     2.0                      0.6
Corp. (Japan, Telephone
Services)

TotalFinaElf SA  (France, Oil     2.0                      1.1
& Gas)

Telefonaktiebolaget LM            1.5                      0.8
Ericsson (Sweden,
Communications Equipment)

Furukawa Electric Co. Ltd.        1.5                      0.5
(Japan, Electrical Equipment)

Eni Spa (Italy, Oil & Gas)        1.1                      1.2

Telefonica SA  (Spain,            1.1                      0.8
Telephone Services)

Shell Transport & Trading Co.     1.1                      1.1
PLC (United Kingdom, Oil &
Gas)

                                  16.8                     11.1

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                                 % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                          MONTHS AGO

Utilities                         17.3                     13.0

Technology                        13.4                     13.4

Finance                           11.5                     16.0

Energy                            8.0                      6.3

Industrial Machinery &            6.8                      4.7
Equipment

Health                            6.6                      6.9

Basic Industries                  5.9                      5.7

Durables                          5.9                      5.4

Media & Leisure                   4.8                      3.9

Nondurables                       3.2                      6.0


DIVERSIFIED INTERNATIONAL

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 89.6%

                                 SHARES                       VALUE (NOTE 1)

AUSTRALIA - 2.4%

AAPT Ltd. (a)                     3,500,000                   $ 14,000,201

Australian Stock Exchange         600,000                      4,449,699
Ltd.

BMCMedia.com Ltd. (a)             3,600,000                    4,246,484

Broken Hill Proprietary Co.       500,000                      5,384,019
Ltd.

Cable & Wireless Optus Ltd.       8,000,000                    25,833,948
(a)

Commonwealth Bank of Australia    1,000,000                    15,229,416

E*TRADE Australia Ltd. (a)        262,852                      368,382

ISIS Communications Ltd.          6,000,009                    3,013,187
(a)(e)

John Fairfax Holdings Ltd.        1,500,000                    4,335,829

Keycorp Ltd. (a)                  150,000                      766,434

Macquarie Bank Ltd.               250,000                      3,445,305

News Corp. Ltd. sponsored ADR     800,000                      35,200,000
(preferred ltd. vtg.)

Pioneer International Ltd.        1,000,000                    2,802,960

Securenet Ltd. (a)                650,000                      1,935,794

WMC Ltd.                          4,250,000                    17,645,509

                                                               138,657,167

AUSTRIA - 0.2%

Mayr Melnhof Karton AG            100,000                      4,728,603

RHI AG                            150,000                      3,554,655

RHI AG New                        87,000                       2,053,770

                                                               10,337,028

BELGIUM - 0.6%

Lernout & Hauspie Speech          170,000                      16,447,500
Products NV (a)

Telinfo SA                        150,000                      16,952,970

Telinfo SA (strip VVPR)           11,111                       101

                                                               33,400,571

BERMUDA - 0.3%

Ace Ltd.                          200,000                      4,787,500

Global Crossing Ltd. (a)          120,000                      3,780,000

Knightsbridge Tankers Ltd.        120,000                      2,235,000

RenaissanceRe Holdings Ltd.       100,000                      3,675,000

                                                               14,477,500

BRAZIL - 0.3%

Brahma Cervejaria (Compagnie)     188,529                      26,113
warrants 4/30/03 (a)

Tele Norte Leste                  17,563                       312,841
Participacoes SA ADR

Telebras sponsored ADR (pfd       150,000                      17,728,125
holder)

                                                               18,067,079

CANADA - 4.0%

Alberta Energy Co. Ltd.           300,000                      9,491,491

Anderson Exploration Ltd. (a)     420,000                      6,722,042

BCE, Inc.                         500,000                      57,907,888

CAE, Inc.                         150,000                      1,408,023

Canada Occidental Petroleum       160,000                      3,673,690
Ltd.

Canadian Hunter Exploration       150,000                      2,841,370
Ltd. (a)(f)

Canadian Natural Resources        500,000                      13,337,385
Ltd. (a)



                                 SHARES                       VALUE (NOTE 1)

Canadian Pacific Ltd.             200,000                     $ 4,652,890

Celestica, Inc. (sub. vtg.)       300,000                      16,187,196
(a)

Delano Technology Corp.           30,000                       328,125

Fletcher Challenge Canada         720,000                      8,363,047
Ltd.

Gulf Canada Resources Ltd. (a)    3,000,000                    12,358,185

Harrowston, Inc. Class A (a)      1,100,000                    3,528,498

Magna International, Inc.         500,000                      23,264,452
Class A

Marsulex, Inc. (a)                160,000                      361,967

Mitel Corp. (a)                   250,000                      6,263,506

Noranda, Inc.                     50,000                       474,406

Onex Corp.                        160,000                      4,808,212

Pancanadian Petroleum Ltd.        250,000                      4,777,823

Penn West Petroleum Ltd. (a)      130,000                      3,314,087

Petro-Canada                      200,000                      3,369,800

Rio Alto Exploration Ltd. (a)     360,000                      6,320,908

SR Telecom, Inc. (a)              300,000                      1,985,413

Sun Life Financial Services       500,000                      5,959,616
Canada, Inc.

Suncor Energy, Inc.               200,000                      8,542,680

TimberWest Forest Corp. unit      1,000,000                    7,023,231

Toronto Dominion Bank             450,000                      10,408,225

                                                               227,674,156

DENMARK - 1.5%

Falck AS                          125,000                      17,322,320

GN Store Nordic AS                250,000                      20,298,402

Novo-Nordisk AS (B Shares)        200,000                      26,861,043

Sydbank AS                        5,551                        176,216

Tele Danmark AS (B Shares)        300,000                      21,977,217

TK Development AS                 50,000                       1,141,594

                                                               87,776,792

FINLAND - 3.7%

Aldata Solutions Oyj (a)          1,000,000                    7,337,173

F-Secure Oyj (a)                  125,000                      1,595,038

Helsinki Telephone Corp.          70,000                       5,544,350
Class E

KCI Konecranes                    100,000                      3,326,793

Metsa Tissue PLC                  668,400                      5,848,447

Metsa-Serla Oyj Class B Free      500,000                      4,251,914
Shares

Metso Oyj                         600,000                      7,929,615

Nokia AB sponsored ADR            2,220,000                    126,262,500

Nokian Tyres Ltd.                 100,000                      3,281,220

Novo Group Oyj                    74,050                       799,116

Perlos Oyj                        125,000                      4,642,698

Sampo Insurance Co. Ltd.          650,000                      24,645,608

Sanoma-WSOY Oyj                   50,000                       3,212,861

Teleste Oyj                       200,000                      5,277,296

UPM-Kymmene Corp.                 250,000                      6,494,081

                                                               210,448,710

FRANCE - 8.0%

Aventis SA                        900,000                      50,625,000

AXA SA de CV                      300,000                      44,597,249

Banque Nationale de Paris         100,000                      8,102,791
(BNP)

Carbone Lorraine Group            186,699                      8,168,007

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

FRANCE - CONTINUED

Christian Dior SA                 140,000                     $ 33,368,185

CNP Assurances                    600,000                      17,532,652

Compagnie de St. Gobain           25,000                       3,420,216

Compagnie Generale                100,000                      4,716,754
d'Industrie et de
Participations (CGIP)

Compagnie Generale de             147,367                      1,703,931
Geophysique SA sponsored ADR
(a)

Credit Commercial de France       50,000                       7,141,211

Elf Aquitaine SA sponsored ADR    150,000                      13,387,500

Eramet SA                         150,000                      7,143,489

Eurafrance (Societe)              28,350                       12,403,012

Eurotunnel SA unit (a)            1,000,000                    1,039,053

France Telecom SA                 187,000                      29,009,084

Havas Advertising SA              5,000                        2,501,930

Isis SA                           75,000                       4,101,525

L'Oreal SA                        4,000                        2,719,767

Louis Vuitton Moet Hennessy       20,000                       8,414,506
(LVMH)

Penauille Polyservices SA         2,246                        1,360,309

Prosodie SA                       14,090                       3,339,006

Rhodia SA                         690,000                      12,829,570

Sagem SA                          9,000                        11,221,772

SPIR Communication SA             27,201                       2,375,107

SR Teleperformance SA             12,634                       3,362,456

Television Francaise 1 SA         5,000                        3,431,609

TotalFinaElf SA:

Class B                           475,000                      71,843,748

sponsored ADR                     555,000                      41,971,875

Union Assurances Federales SA     70,000                       9,251,217
(f)

Vivendi SA                        340,000                      33,716,358

                                                               454,798,889

GERMANY - 6.9%

ACG AG                            6,964                        1,681,791

Allianz AG (Reg.)                 125,000                      48,227,098

Altana AG                         100,000                      7,246,028

Axel Springer Verlag              10,000                       10,025,950

BASF AG                           500,000                      21,915,815

Bayer AG                          750,000                      31,328,815

Buderus AG                        275,000                      4,759,820

Celanese AG                       250,000                      4,924,109

Deutsche Bank AG                  100,010                      6,736,289

Deutsche Telekom AG               550,000                      35,787,629

DIS Deutscher Industrie           150,000                      18,867,015
Service AG

Epcos AG                          40,000                       5,650,990

Fresenius Medical Care AG         410,000                      10,070,625
sponsored ADR

Heidelberger Druckmaschinen AG    350,000                      19,076,649

Metallgesellschaft AG             800,000                      12,410,303

MobilCom AG                       20,000                       2,442,686

Muehlbauer Holding AG & Co.       30,000                       1,900,373

NorCom Information Technology     40,000                       3,106,222
AG (a)

Schering AG                       80,000                       11,338,438

SGL Carbon AG (a)                 200,000                      15,492,827



                                 SHARES                       VALUE (NOTE 1)

Siemens AG                        290,000                     $ 43,084,242

Stinnes AG                        408,886                      8,757,960

Suess MicroTec AG (a)             86,500                       3,421,674

T-Online International AG         157,700                      5,965,030

Techem AG (a)                     550,000                      15,284,561

United Internet AG (a)            93,647                       24,155,340

Veba AG                           350,000                      17,609,214

Winkler & Dunnebier AG            125,720                      2,234,456

                                                               393,501,949

GRAND CAYMAN ISLANDS - 0.0%

SUNDAY Communications Ltd. ADR    260,000                      1,820,000

HONG KONG - 0.7%

China Telecom Ltd. (a)            2,600,000                    19,069,375

China Telecom Ltd. sponsored      90,000                       13,201,875
ADR (a)

Hutchison Whampoa Ltd.            500,000                      7,285,822

                                                               39,557,072

IRELAND - 0.6%

Anglo-Irish Bank Corp. PLC        2,000,000                    4,411,940

Elan Corp. PLC sponsored ADR      300,000                      12,862,500
(a)

Independent Newspapers PLC        1,000,000                    8,002,531

Ryanair Holdings PLC              200,000                      8,150,000
sponsored ADR (a)

                                                               33,426,971

ISRAEL - 0.6%

Advanced Vision Technology        100,000                      1,772,770
Ltd.

BATM Advanced Communications      20,000                       1,398,150
Ltd.

Bezeq Israeli                     600,000                      3,184,592
Telecommunication  Corp.
Ltd.

Internet Gold                     285,000                      3,277,500

Metalink Ltd.                     30,000                       856,875

Teva Pharmaceutical               550,200                      24,208,800
Industries Ltd. ADR

                                                               34,698,687

ITALY - 2.3%

Assicurazioni Generali Spa        148,000                      4,210,060

Ducati Motor Holding Spa          4,000,000                    10,572,820

Eni Spa sponsored ADR             1,200,000                    62,400,000

Industrie Natuzzi Spa ADR         100,000                      1,100,000

Luxottica Group Spa sponsored     150,000                      3,581,250
ADR

Pirelli Spa                       1,300,000                    3,148,239

SAES Getters Spa sponsored ADR    300,000                      1,800,000

San Paolo Imi Spa                 300,000                      4,221,836

Telecom Italia Mobile Spa         1,400,000                    13,404,695

Telecom Italia Spa                1,500,000                    21,431,247

Tiscali Spa (a)                   150,000                      8,015,747

                                                               133,885,894

JAPAN - 21.4%

Advantest Corp.                   50,000                       11,425,005

Anritsu Corp.                     500,000                      5,552,987

Bank of Tokyo-Mitsubishi Ltd.     525,000                      6,792,188
ADR

Canon, Inc. ADR                   90,000                       4,179,375

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

JAPAN - CONTINUED

DDI Corp.                         3,300                       $ 37,839,837

Fanuc Ltd.                        75,000                       7,850,934

Fuji Coca-Cola Bottling Co.       300,000                      2,843,536
Ltd.

Fuji Heavy Industries Ltd.        1,500,000                    11,443,499

Fuji Photo Film Co. Ltd.          150,000                      6,150,000

Fujisawa Pharmaceutical Co.       250,000                      9,362,863
Ltd.

Fujitsu Ltd.                      1,000,000                    28,296,652

Furukawa Electric Co. Ltd.        6,000,000                    83,169,964

Hikari Tsushin, Inc.              1,000                        144,257

Hokkaido Coca-Cola Bottling       255,000                      2,923,987
Co. Ltd.

Honda Motor Co. Ltd. (a)          350,000                      15,487,500

Hoya Corp.                        200,000                      20,343,998

InterQ, Inc. (a)                  37,000                       7,527,279

Ito-Yokado Co. Ltd.               200,000                      14,592,195

JAFCO Co. Ltd.                    25,000                       4,392,454

Japan Telecom Co. Ltd.            200                          10,171,999

Kao Corp.                         350,000                      10,648,234

KDD Corp.                         150,000                      17,366,377

Koa Denko Co. Ltd.                250,000                      7,259,109

Kyocera Corp.                     300,000                      49,818,750

Levi Strauss Japan                110,000                      640,836

Mabuchi Motor Co. Ltd.            30,000                       3,301,276

Marubeni Corp.                    2,500,000                    7,235,990

Matsushita Communication          75,000                       11,748,659
Industrial  Co. Ltd.

Matsushita Electric               1,400,000                    37,310,000
Industrial Co. Ltd.

Mikasa Coca Cola Bottling Co.     55,700                       453,264

Mitsubishi Electric Corp.         2,500,000                    21,338,080

Murata Manufacturing Co. Ltd.     100,000                      19,419,271

NEC Corp.                         1,600,000                    43,499,167

Nichicon Corp.                    500,000                      13,408,544

Nikko Securities Co. Ltd.         300,000                      3,537,082

Nintendo Co. Ltd.                 60,000                       9,987,054

Nippon Electric Glass Co.         120,000                      2,143,888
Ltd.

Nippon System Development Co.     150,000                      14,300,906
Ltd.

Nippon Telegraph & Telephone      9,200                        114,000,369
Corp.

Nippon Television Network         5,000                        3,731,274
Corp.

Nippon Television Network         5,000                        3,698,909
Corp. (a)

Nitto Denko Corp.                 150,000                      5,881,265

Nomura Securities Co. Ltd.        1,000,000                    25,152,580

NTT DoCoMo, Inc.                  4,000                        133,530,600

Omron Corp.                       1,300,000                    35,343,074

Oracle Corp. Japan                4,500                        3,620,307

ORIX Corp.                        150,000                      21,388,940

Pioneer Corp.                     1,000,000                    27,279,452

Ricoh Co. Ltd.                    300,000                      6,325,134

Rohm Co. Ltd.                     75,000                       25,106,343

Sanyo Electric Co. Ltd.           7,000,000                    46,670,982

Secom Co. Ltd.                    65,000                       5,445,718

Sharp Corp.                       1,000,000                    19,280,562

Shikoku Coca-Cola Bottling        199,500                      2,232,245
Co. Ltd.

Softbank Corp.                    21,000                       5,165,526



                                 SHARES                       VALUE (NOTE 1)

Softbank Corp. New                42,000                      $ 10,331,052

Sony Corp.                        75,000                       8,460,937

Sony Corp. New                    50,000                       5,640,625

Square Co. Ltd.                   83,050                       6,105,488

Sumitomo Corp.                    700,000                      7,832,439

Takeda Chemical Industries        565,000                      37,147,679
Ltd.

Teikoku Hormone Manufacturing     250,000                      1,756,982
 Co. Ltd.

THK Co. Ltd.                      100,000                      4,207,509

Tokyo Broadcasting System,        50,000                       2,173,109
Inc.

Tokyo Electron Ltd.               40,000                       6,513,778

Tokyo Seimitsu Co. Ltd.           100,000                      10,449,417

Toshiba Corp.                     600,000                      5,814,685

Toyoda Automatic Loom Works       892,000                      17,651,933
Ltd.

Toyota Motor Corp.                800,000                      39,975,000

Trans Cosmos, Inc.                45,000                       8,946,736

                                                               1,220,767,645

KOREA (SOUTH) - 0.8%

Korea Data System                 210,000                      1,703,087

Korea Thrunet Co. Ltd. Class A    150,000                      3,881,250

Samsung Electronics Co. Ltd.      150,000                      40,549,680

                                                               46,134,017

LUXEMBOURG - 0.4%

Audiofina                         75,000                       9,262,611

Espirito Santo Financial          500,000                      9,000,000
Holding  SA ADR

Quilmes Industrial SA             350,000                      3,325,000
sponsored ADR

                                                               21,587,611

MARSHALL ISLANDS - 0.0%

Teekay Shipping Corp.             90,000                       2,953,125

MEXICO - 0.6%

Elamex SA de CV (a)               300,000                      1,125,000

Grupo Radio Centro SA de CV       328,300                      4,596,200
sponsored ADR

Industrias Penoles SA             1,000,000                    2,064,379

Telefonos de Mexico SA de CV      310,000                      18,231,875
Series L sponsored ADR

Wal-Mart de Mexico SA de CV       3,000,000                    6,416,600
Series C (a)

                                                               32,434,054

NETHERLANDS - 5.6%

ABN AMRO Holding NV               1,300,000                    26,837,645

Akzo Nobel NV                     550,000                      22,573,426

Buhrmann NV                       360,000                      9,302,259

Core Laboratories NV (a)          105,000                      2,979,375

De Telegraaf Holding NV           650,000                      18,039,874
(Certificaten Van Aandelen)

Fugro NV                          160,000                      7,510,348

Heineken Holding NV (A Shares)    700,000                      23,638,456

ICT Automatisering NV             30,000                       1,212,684

IHC Caland NV                     60,000                       2,433,572

ING Groep NV  (Certificaten       1,000,000                    54,705,229
Van Aandelen)

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

NETHERLANDS - CONTINUED

Jomed NV                          394,800                     $ 12,057,592

Koninklijke Ahold NV              260,000                      6,078,460

Koninklijke Boskalis              150,000                      2,686,499
Westminster NV

Koninklijke KPN NV                200,000                      20,206,846

Koninklijke Philips               1,200,000                    53,669,822
Electronics NV

Petroplus International NV        550,000                      5,764,921

Rodamco Asia NV (a)               125,000                      1,327,299

STMicroelectronics NV (NY         70,000                       13,278,125
Shares)

Trader.com NV (A Shares) (a)      160,000                      2,668,726

Unilever NV (NY Shares)           200,000                      9,112,500

United Pan-Europe                 108,300                      3,951,363
Communications NV (a)

Van Melle NV  (Certificaten       122,264                      3,097,963
Van Aandelen)

Vendex KBB NV                     550,000                      8,496,993

Vopak NV (a)                      100,000                      2,501,930

Wegener NV                        200,000                      3,089,816

                                                               317,221,723

NEW ZEALAND - 0.7%

Contact Energy Ltd.               5,200,000                    5,958,056

Fletcher Challenge Ltd.:

Building Division                 5,000,000                    4,733,625

Energy Division                   2,000,000                    4,612,250

Forestry Division (a)             20,235,000                   7,368,069

Paper Division                    2,000,000                    2,243,010

Sky City Ltd.                     1,200,000                    3,664,554

Telecom Corp. of New Zealand      3,300,000                    13,938,705
Ltd.

                                                               42,518,269

NORWAY - 0.9%

A-pressen ASA (A Shares) (a)      200,000                      3,355,273

DNB Holding ASA                   501,074                      1,759,698

NetCom ASA (a)                    75,000                       2,977,805

Norsk Hydro AS                    300,000                      10,988,519

ProSafe ASA (a)                   560,000                      7,390,548

Schibsted AS (B Shares)           700,000                      14,561,885

Sparebanken NOR  primary          300,000                      5,334,884
shares certificates

Tandberg ASA (a)                  88,100                       1,349,905

VISMA ASA (a)                     200,000                      1,207,898

                                                               48,926,415

PANAMA - 0.3%

Banco Latin Americano de          500,000                      12,343,750
Exporaciones SA (BLADEX)
Series E

Carnival Corp.                    150,000                      3,731,250

                                                               16,075,000

PAPUA NEW GUINEA - 0.0%

Oil Search Ltd. (a)               1,500,000                    1,357,684

PERU - 0.1%

Compania de Minas                 210,000                      3,622,500
Buenaventura SA Class B
sponsored ADR



                                 SHARES                       VALUE (NOTE 1)

POLAND - 0.1%

Agora SA unit (a)                 150,000                     $ 3,412,500

PORTUGAL - 0.2%

Electricidade de Portugal SA      250,000                      4,443,319

Portugal Telecom SA               650,000                      7,269,269

                                                               11,712,588

RUSSIA - 0.1%

Lukoil Oil Co. sponsored ADR      100,000                      5,950,000

SINGAPORE - 0.3%

Flextronics International         190,000                      13,347,500
Ltd. (a)

Times Publishing Ltd.             1,500,000                    3,779,666

                                                               17,127,166

SOUTH AFRICA - 0.4%

Anglo American Platinum Corp.     300,000                      7,245,950
Ltd.

Anglogold Ltd.                    100,000                      3,799,705

Dimension Data Holdings Ltd.      700,000                      4,587,629
(a)

Gold Fields Ltd.                  1,086,900                    3,521,620

Impala Platinum Holdings Ltd.     210,000                      6,649,485

                                                               25,804,389

SPAIN - 2.5%

Banco Santander Central           3,500,000                    38,062,500
Hispano  SA ADR

Endesa SA                         360,000                      7,828,991

Prosegur Comp Securidad SA        127,000                      1,483,968

Repsol SA sponsored ADR           1,690,000                    34,856,250

Telefonica SA sponsored ADR       925,000                      61,281,250

                                                               143,512,959

SWEDEN - 4.2%

Arkivator AB                      130,000                      6,202,401

Artimplant AB (B Shares)          390,000                      5,984,007
(a)(e)

Assi Doman AB (Free Shares)       100,000                      1,657,558

Atle AB                           435,000                      7,648,844

Bure Investment AB                330,000                      2,328,420

Elanders AB (B Shares)            100,000                      3,203,118

Enea Data AB                      60,000                       10,610,608

Getinge Industrier AB (B          370,000                      3,439,432
Shares)

Information Highway AB (a)        90,000                       927,336

Investor AB (B Shares)            1,600,000                    22,578,622

Kinnevik Investment AB (B         350,000                      12,151,689
Shares)

Kungsleden AB                     200,000                      1,612,759

Modern Times Group AB (MTG)       90,000                       4,445,166
(B Shares) (a)

Netcom AB (B Shares) (a)          150,000                      10,701,326

Nocom AB (B Shares) (a)           97,700                       1,750,739

Nordic Baltic Holding AB          1,000,000                    6,327,838

Novestra AB (a)                   75,000                       4,955,873

Saab AB (B Shares)                370,700                      3,030,766

Scandic Hotels AB                 300,000                      3,191,918

Securitas AB (B Shares)           225,300                      5,854,045

Semcon AB                         150,000                      2,343,540

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

SWEDEN - CONTINUED

Sifo Group AB (B Shares)          150,000                     $ 1,931,951

SKF AB (B Shares)                 240,000                      5,160,828

Svenska Cellulosa AB (SCA) (B     450,000                      8,567,781
Shares)

Svenska Handelsbanken AB (A       620,000                      8,228,429
Shares)

Tele1 Europe Holding AB (a)       58,400                       922,229

Telefonaktiebolaget LM            1,000,000                    88,437,500
Ericsson sponsored ADR

Telelogic AB (a)                  500,000                      3,807,903

TV 4 AB (A Shares)                105,520                      2,895,395

                                                               240,898,021

SWITZERLAND - 7.5%

ABB Ltd. (Reg.)                   350,000                      39,397,906

Adecco SA                         13,000                       10,700,989

Ascom Holding AG (Bearer)         4,000                        13,612,565

Axantis Holding AG                800                          439,791

Bank for International            1,000                        4,828,389
Settlements (BIS)

Credit Suisse Group (Reg.)        160,000                      28,993,601

Disetronic Holding AG             1,500                        8,682,373

Edipresse SA (Bearer)             40,000                       19,429,901

Fantastic Corp. (a)               200,000                      3,664,029

Gretag Imaging Holding AG         41,000                       8,264,398
(Reg. D)

Holderbank Financiere Glarus      10,000                       11,343,805
AG (Bearer)

Julius Baer Holding AG            1,300                        4,560,209

Mikron Holding AG                 10,000                       7,242,583

Nestle SA (Reg.)                  30,000                       53,054,101

Novartis AG (Reg.)                26,000                       36,436,300

Oerlikon-Buhrle Holding AG (a)    25,000                       5,730,076

PubliGroupe SA                    33,800                       26,151,251

Richemont Compagnie Financier     12,500                       30,468,296
 Class A unit

Roche Holding AG                  3,500                        36,669,575
participation certificates

Sulzer Medica AG (Reg.)           35,000                       7,614,892

Surveillance, Soc Gen Sgs (a)     5,000                        7,795,230

The Swatch Group AG (Reg.)        150,000                      33,944,154

UBS AG                            125,000                      30,722,804

                                                               429,747,218

TAIWAN - 0.1%

GigaMedia Ltd.                    60,000                       1,440,000

Taiwan Semiconductor              300,000                      1,931,688
Manufacturing Co. Ltd. (a)

                                                               3,371,688

UNITED KINGDOM - 10.4%

Aggreko PLC                       1,000,000                    5,169,271

Allied Domecq PLC                 2,600,000                    12,713,067

Allied Zurich PLC                 1,100,000                    10,893,919

Antofagasta Holdings PLC          750,000                      4,602,244

AstraZeneca Group PLC             150,000                      6,318,750
sponsored ADR

Autonomy Corp. PLC (a)            50,000                       6,650,000



                                 SHARES                       VALUE (NOTE 1)

Avis Europe PLC                   595,100                     $ 1,756,527

Barclays PLC                      350,000                      8,927,965

Bodycote International PLC        1,138,900                    4,378,971

BP Amoco PLC sponsored ADR        1,050,000                    53,550,000

British Energy PLC                2,500,000                    6,641,213

British Telecommunications PLC    1,000,000                    18,299,997

Cable & Wireless PLC ADR          90,000                       4,443,750

Cambridge Antibody Technology     150,000                      5,709,113
Group PLC (a)

Carlton Communications PLC        500,000                      6,012,045

Centrica PLC                      2,000,000                    7,083,960

Diageo PLC                        1,650,000                    13,316,214

Diageo PLC sponsored ADR          75,000                       2,550,000

Dialog Semiconductor PLC          50,000                       5,514,273

Energis PLC (a)                   100,000                      4,923,042

Glaxo Wellcome PLC sponsored      430,000                      27,009,375
ADR

Guardian IT PLC                   210,000                      4,231,268

Hanson PLC                        1,500,000                    10,998,780

Hanson PLC sponsored ADR          180,000                      6,581,250

House of Fraser PLC               2,000,000                    1,336,010

HSBC Holdings PLC (Reg.)          1,300,000                    14,868,755

Invensys PLC                      1,000,000                    4,777,013

Jazztel PLC sponsored ADR         37,500                       1,950,000

Johnson Matthey PLC               1,000,000                    12,808,608

Lloyds TSB Group PLC              600,000                      5,853,588

Logica PLC                        200,000                      6,012,045

Nycomed Amersham PLC              1,000,000                    7,627,685

Professional Staff PLC            804,000                      4,020,000
sponsored ADR (a)(e)

Provident Financial Group PLC     500,000                      4,260,474

Reckitt Benckiser PLC             650,000                      6,624,124

Rexam PLC                         1,500,000                    5,714,938

Ricardo PLC                       250,000                      1,577,773

Rio Tinto PLC (Reg.)              1,200,000                    18,548,790

Royal & Sun Alliance              1,000,000                    5,569,298
Insurance  Group PLC

Royal Bank of Scotland Group      300,000                      4,644,188
PLC

Shell Transport & Trading Co.     7,500,000                    60,312,463
 PLC (Reg.)

Smith & Nephew PLC                1,500,000                    4,310,963

SmithKline Beecham PLC            450,000                      30,937,500
sponsored ADR

South African Breweries PLC       1,100,000                    8,100,147

SSL International PLC             700,000                      7,095,611

Tesco PLC                         1,500,000                    5,103,248

Unilever PLC ADR                  200,000                      4,975,000

United News & Media PLC           500,000                      6,346,048

United Utilities PLC              600,000                      5,732,415

Vodafone AirTouch PLC             15,000,000                   70,500,083

Vodafone AirTouch PLC             1,015,000                    47,705,000
sponsored ADR

                                                               595,586,761

UNITED STATES OF AMERICA - 0.9%

Hollinger International, Inc.     500,000                      6,312,500
Class A

Impsat Fiber Networks, Inc.       60,000                       948,750

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

UNITED STATES OF AMERICA -
CONTINUED

Orthofix International NV (a)     627,300                     $ 11,605,050

Pharmacia Corp.                   297,500                      14,856,406

SCM Microsystems, Inc. (a)        90,000                       7,121,250

TeraBeam Networks (h)             4,400                        66,000

UnitedGlobalCom, Inc. (a)         160,000                      8,500,000

                                                               49,409,956

TOTAL COMMON STOCKS                            5,112,659,754
(Cost $4,276,072,725)

NONCONVERTIBLE PREFERRED
STOCKS - 0.4%



GERMANY - 0.4%

Marschollek Lautenschlaeger       25,000                       13,317,424
und  Partner AG

Prosieben Media AG (non-vtg.)     100,000                      8,950,439

TOTAL NONCONVERTIBLE                           22,267,863
PREFERRED STOCKS
(Cost $13,408,651)

INVESTMENT COMPANIES - 3.0%



ARGENTINA - 0.1%

Argentina Fund, Inc.              250,000                      2,593,750

BRAZIL - 0.1%

Brazil Fund, Inc.                 360,000                      5,422,500

CANADA - 0.1%

Economic Investment Trust         63,696                       3,785,284
Ltd.

United Corporations Ltd.          86,921                       2,553,392

                                                               6,338,676

CHILE - 0.2%

Chile Fund, Inc.                  420,000                      4,016,250

Five Arrows Chile Investment      1,710,000                    4,702,500
Trust Ltd.

Genesis Chile Fund                35,000                       980,000

                                                               9,698,750

CHINA - 0.0%

China Fund, Inc.                  200,000                      1,800,000

Jardine Fleming China Region      50,000                       375,000
Fund, Inc.

                                                               2,175,000

EMERGING MARKETS - 0.4%

Asia Tigers Fund, Inc.            525,000                      4,626,563

Central European Equity Fund,     250,000                      3,750,000
Inc.

Emerging Markets                  354,568                      4,055,372
Infrastructure  Fund, Inc.

Emerging Markets                  250,000                      3,859,375
Telecommunication Fund, Inc.

Southern Africa Fund, Inc.        50,000                       662,500

Templeton Dragon Fund, Inc.       1,000,000                    7,937,500

                                                               24,891,310



                                 SHARES                       VALUE (NOTE 1)

FRANCE - 0.1%

France Growth Fund, Inc.          400,000                     $ 5,500,000

HONG KONG - 0.1%

Asia Pacific Fund, Inc.           500,000                      4,625,000

Greater China Fund, Inc.          150,000                      1,181,250

                                                               5,806,250

INDIA - 0.4%

India Fund                        700,000                      10,018,750

India Growth Fund                 294,900                      3,667,819

Jardine Fleming India Fund,       339,200                      3,900,800
Inc.

Morgan Stanley Dean Witter        200,000                      2,425,000
India Investment Fund, Inc.
(a)

                                                               20,012,369

ITALY - 0.1%

Italy Fund, Inc. (The)            285,000                      5,165,625

KOREA (SOUTH) - 0.1%

Korea Equity Fund (a)             200,000                      712,500

Korea Fund, Inc. (The) (a)        500,000                      6,218,750

Korean Investment Fund, Inc.      200,000                      1,287,500
(a)

                                                               8,218,750

MEXICO - 0.3%

Mexico Fund, Inc. (The)           1,000,000                    15,125,000

MULTI-NATIONAL - 0.8%

Blackrock North American          450,000                      4,303,125
Government Income Trust,
Inc.

Dreyfus Strategic Governments     250,000                      1,937,500
 Income, Inc.

European Warrant Fund, Inc.       100,000                      1,556,250

First Commonwealth Fund, Inc.     72,800                       668,850

Kemper International Research     112,678                      1,723,975
Fund Class A

Latin America Equity Fund,        250,000                      3,031,250
Inc. (a)

Latin American Discovery          150,000                      1,537,500
Fund, Inc.

Latin American Investment         237,700                      3,075,244
Fund, Inc.

MFS Government Markets Income     1,000,000                    6,062,500
Trust

Morgan Stanley Dean Witter        100,000                      850,000
Africa Investment Fund, Inc.

Morgan Stanley Dean Witter        800,000                      8,500,000
Asia-Pacific Fund, Inc.

Strategic Global Income Fund,     640,000                      6,360,000
Inc.

Templeton Global Governments      300,000                      1,668,750
Income Trust

Templeton Global Income Fund,     700,000                      4,025,000
Inc.

                                                               45,299,944

PHILIPPINES - 0.0%

First Philippine Fund, Inc.       250,000                      1,140,625

PORTUGAL - 0.0%

Portugal Fund, Inc.               158,900                      1,956,456

INVESTMENT COMPANIES -
CONTINUED

                                 SHARES                       VALUE (NOTE 1)

SINGAPORE - 0.1%

Singapore Fund, Inc. (a)          275,000                     $ 1,993,750

WEBS Index Fund, Inc.             99,000                       742,500

                                                               2,736,250

SWITZERLAND - 0.1%

Swiss Helvetia Fund, Inc.         400,000                      5,525,000

THAILAND - 0.0%

Thai Euro Fund Ltd. (a)           50,000                       312,500

Thai Prime Fund (a)               200,000                      796,000

                                                               1,108,500

TOTAL INVESTMENT COMPANIES                     168,714,755
(Cost $163,189,575)


CORPORATE BONDS - 0.3%

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)

CONVERTIBLE BONDS - 0.2%

ISRAEL - 0.1%

Tecnomatix Tech Ltd. 5.25%        -          $ 4,121,000                         3,791,320
8/15/04

UNITED STATES OF AMERICA - 0.1%

Nestle Holdings, Inc. 3%          AAA         7,950,000                          8,645,625
6/17/02

TOTAL CONVERTIBLE BONDS                                                          12,436,945

NONCONVERTIBLE BONDS - 0.1%

FRANCE - 0.1%

Eurotunnel Finance Ltd. euro:

0% 4/30/40 (g)                    -     EUR   5,306                              6,867,338

0% 4/30/40 (g)                    -     EUR   200                                258,852

                                                                                 7,126,190

TOTAL CORPORATE BONDS                                               19,563,135
(Cost $20,897,382)


CASH EQUIVALENTS - 12.7%

                               SHARES

Central Cash Collateral Fund,   333,055,238                 333,055,238
5.94% (c)

Taxable Central Cash Fund,      391,318,215                 391,318,215
5.77% (c)

TOTAL CASH EQUIVALENTS                        724,373,453
(Cost $724,373,453)

TOTAL INVESTMENT PORTFOLIO -                    6,047,578,960
106.0%
(Cost $5,197,941,786)

NET OTHER ASSETS - (6.0)%                       (342,411,908)

NET ASSETS - 100%             $ 5,705,167,052

CURRENCY ABBREVIATIONS

EUR                           -                European Monetary Unit

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,092,587 or 0.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY           ACQUISITION DATE  ACQUISITION COST

TeraBeam Networks  4/7/00            $ 66,000

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $3,857,642,028 and $2,413,319,995, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $83,216 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $66,000 and 0% of net assets.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $340,323,024. The fund received cash collateral of $333,055,238 which was invested in cash equivalents and U.S. Treasury Obligations valued at $19,997,356. Cash collateral includes $317,246 received for unsettled security loans.

Transactions during the period with companies which are or were affiliates are as follows:

AFFILIATE                    PURCHASE COST  SALES COST   DIVIDEND INCOME  VALUE

Artimplant AB   (B shares)   $ -            $ -          $ -              $ 5,984,007

Elamex SA de CV               -              287,430      -                -

ISIS Communications  Ltd.     2,759,117      753,415      -                3,013,187

Professional Staff   PLC      -              -            -                4,020,000
Sponsored ADR

TOTALS                       $ 2,759,117    $ 1,040,845  $ -              $ 13,017,194


INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $5,212,571,254. Net unrealized appreciation aggregated $835,007,706, of which $1,275,040,318 related to appreciated investment securities and $440,032,612 related to depreciated investment securities.

DIVERSIFIED INTERNATIONAL
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                   $ 6,047,578,960
value  (cost $5,197,941,786)
-  See accompanying schedule

Cash                                            1,306,393

Foreign currency held at                        1,620,423
value  (cost $1,621,326)

Receivable for investments sold

 Regular delivery                               56,074,991

 Delayed delivery                               3,000,946

Receivable for fund shares                      11,487,200
sold

Dividends receivable                            10,672,086

Interest receivable                             2,056,770

Other receivables                               483,884

 TOTAL ASSETS                                   6,134,281,653

LIABILITIES

Payable for investments          $ 66,888,607
purchased

Payable for fund shares           23,105,408
redeemed

Accrued management fee            3,889,967

Other payables and  accrued       2,175,381
expenses

Collateral on securities          333,055,238
loaned,  at value

 TOTAL LIABILITIES                              429,114,601

NET ASSETS                                     $ 5,705,167,052

Net Assets consist of:

Paid in capital                                $ 4,503,233,047

Distributions in excess of                      (9,149,428)
net investment income

Accumulated undistributed net                   361,925,479
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                     849,157,954
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 237,492,717                    $ 5,705,167,052
shares outstanding

NET ASSET VALUE, offering                       $24.02
price  and redemption price
per share ($5,705,167,052
(divided by)  237,492,717
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                              $ 32,885,154
Dividends

Interest                                        10,491,820

Security lending                                1,503,143

                                                44,880,117

Less foreign taxes withheld                     (3,754,727)

 TOTAL INCOME                                   41,125,390

EXPENSES

Management fee Basic fee         $ 18,261,703

 Performance adjustment           2,228,855

Transfer agent fees               6,063,493

Accounting and security           720,663
lending fees

Non-interested trustees'          7,435
compensation

Custodian fees and expenses       961,180

Registration fees                 687,696

Audit                             26,012

Legal                             55,177

Miscellaneous                     105,057

 Total expenses before            29,117,271
reductions

 Expense reductions               (552,005)     28,565,266

NET INVESTMENT INCOME                           12,560,124

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            368,859,673
(including   realized gain
(loss) of $157,436   on
sales of investments in
affiliated issuers)

 Foreign currency transactions    (152,728)     368,706,945

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            213,225,630

 Assets and liabilities in        (497,801)     212,727,829
foreign currencies

NET GAIN (LOSS)                                 581,434,774

NET INCREASE (DECREASE) IN                     $ 593,994,898
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 345,600
Expense reductions Directed
brokerage arrangements

 Custodian credits                              11,853

 Transfer agent credits                         194,552

                                               $ 552,005

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ 12,560,124                $ 24,528,912
income

 Net realized gain (loss)         368,706,945                 167,836,519

 Change in net unrealized         212,727,829                 481,618,726
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       593,994,898                 673,984,157
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (34,877,247)                (26,414,796)
From net investment income

 In excess of net investment      (9,149,428)                 -
income

 From net realized gain           (123,282,448)               (53,970,908)

 TOTAL DISTRIBUTIONS              (167,309,123)               (80,385,704)

Share transactions Net            3,576,495,434               2,707,434,686
proceeds from sales of shares

 Reinvestment of distributions    157,996,836                 75,587,611

 Cost of shares redeemed          (2,035,597,010)             (1,741,849,904)

 NET INCREASE (DECREASE) IN       1,698,895,260               1,041,172,393
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       2,125,581,035               1,634,770,846
IN NET ASSETS

NET ASSETS

 Beginning of period              3,579,586,017               1,944,815,171

 End of period (including        $ 5,705,167,052             $ 3,579,586,017
under (over) distribution of
net investment income of
$(9,149,428)  and
$28,734,752, respectively)

OTHER INFORMATION
Shares

 Sold                             145,308,509                 142,411,837

 Issued in reinvestment of        6,975,584                   4,456,615
distributions

 Redeemed                         (82,547,168)                (92,138,799)

 Net increase (decrease)          69,736,925                  54,729,653


FINANCIAL HIGHLIGHTS

                             SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA      (UNAUDITED)                      1999                     1998         1997         1996

Net asset value, beginning of $ 21.34                         $ 17.21                  $ 16.57      $ 14.38      $ 12.73
period

Income from Investment
Operations

Net investment income         .06 D                            .18 D                    .26 D        .24 D, E     .15

Net realized and unrealized   3.57                             4.65                     .98          2.46         2.13
gain (loss)

Total from investment         3.63                             4.83                     1.24         2.70         2.28
operations

Less Distributions

 From net investment income   (.20)                            (.23)                    (.19)        (.15)        (.22)

In excess of net investment   (.05)                            -                        -            -            -
income

From net realized gain        (.70)                            (.47)                    (.41)        (.36)        (.41)

Total distributions           (.95)                            (.70)                    (.60)        (.51)        (.63)

Net asset value, end of period   $ 24.02                      $ 21.34                  $ 17.21      $ 16.57      $ 14.38

TOTAL RETURN B, C                 17.28%                       29.12%                   7.72%        19.30%       18.66%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period    $ 5,705,167                      $ 3,579,586              $ 1,944,815  $ 1,514,327  $ 665,492
(000 omitted)

Ratio of expenses to average  1.18% A                          1.21%                    1.22%        1.25%        1.29%
net assets

Ratio of expenses to average  1.15% A, F                       1.18% F                  1.19% F      1.23% F      1.27% F
net assets after  expense
reductions

Ratio of net investment       .51% A                           .94%                     1.46%        1.49%        1.53%
income to average net assets

Portfolio turnover rate       105% A                           73%                      95%          81%          94%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.05 PER
SHARE.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 12.46
period

Income from Investment
Operations

Net investment income             .22

Net realized and unrealized       .47
gain (loss)

Total from investment             .69
operations

Less Distributions

 From net investment income       (.03)

In excess of net investment       -
income

From net realized gain            (.39)

Total distributions               (.42)

Net asset value, end of period   $ 12.73

TOTAL RETURN B, C                 6.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 295,017
(000 omitted)

Ratio of expenses to average      1.13%
net assets

Ratio of expenses to average      1.12% F
net assets after  expense
reductions

Ratio of net investment           1.55%
income to average net assets

Portfolio turnover rate           101%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.05 PER
SHARE.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


AGGRESSIVE INTERNATIONAL
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY AGGRESSIVE              15.06%         30.56%       106.16%       109.67%
INTERNATIONAL

MSCI EAFE                        6.81%          14.11%       64.91%        67.20%

International Funds Average      14.17%         24.75%       89.12%        n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 1, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2000, the index included over 950 equity securities of countries domiciled in 20 countries. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 675 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY AGGRESSIVE              30.56%       15.57%        14.41%
INTERNATIONAL

MSCI EAFE                        14.11%       10.52%        9.80%

International Funds Average      24.75%       13.15%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Aggressive International    MS EAFE (Net MA tax)
             00335                       MS001
  1994/11/01      10000.00                    10000.00
  1994/11/30       9700.00                     9533.02
  1994/12/31       9790.00                     9592.71
  1995/01/31       9440.00                     9224.21
  1995/02/28       9530.00                     9197.73
  1995/03/31      10000.00                     9771.40
  1995/04/30      10170.00                    10138.89
  1995/05/31      10030.00                    10018.03
  1995/06/30      10040.00                     9842.35
  1995/07/31      10830.00                    10455.10
  1995/08/31      10800.00                    10056.27
  1995/09/30      10860.00                    10252.67
  1995/10/31      10630.00                     9977.08
  1995/11/30      10820.00                    10254.68
  1995/12/31      11150.86                    10667.84
  1996/01/31      11253.73                    10711.64
  1996/02/29      11294.88                    10747.85
  1996/03/31      11521.18                    10976.09
  1996/04/30      11912.08                    11295.20
  1996/05/31      11840.07                    11087.35
  1996/06/30      11973.80                    11149.75
  1996/07/31      11562.33                    10823.87
  1996/08/31      11562.33                    10847.59
  1996/09/30      11870.93                    11135.76
  1996/10/31      11654.91                    11021.81
  1996/11/30      12251.54                    11460.35
  1996/12/31      12219.78                    11312.93
  1997/01/31      12198.62                    10919.24
  1997/02/28      12452.54                    11100.50
  1997/03/31      12547.75                    11142.68
  1997/04/30      12568.91                    11203.96
  1997/05/31      13394.15                    11935.25
  1997/06/30      14060.68                    12595.26
  1997/07/31      14409.82                    12800.82
  1997/08/31      13351.83                    11846.52
  1997/09/30      14187.64                    12511.94
  1997/10/31      13193.13                    11553.40
  1997/11/30      13087.33                    11437.87
  1997/12/31      13178.62                    11539.78
  1998/01/31      13581.27                    12069.69
  1998/02/28      14364.81                    12846.37
  1998/03/31      15039.52                    13244.35
  1998/04/30      15453.05                    13351.37
  1998/05/31      15431.29                    13289.02
  1998/06/30      15289.82                    13392.01
  1998/07/31      15518.35                    13530.21
  1998/08/31      12395.09                    11856.39
  1998/09/30      12329.79                    11495.48
  1998/10/31      13450.68                    12696.41
  1998/11/30      14353.93                    13349.39
  1998/12/31      14726.16                    13878.56
  1999/01/31      15075.74                    13840.11
  1999/02/28      14507.67                    13512.79
  1999/03/31      15359.77                    14079.52
  1999/04/30      16058.94                    14652.27
  1999/05/31      15283.30                    13900.18
  1999/06/30      16299.28                    14444.52
  1999/07/31      16845.50                    14876.41
  1999/08/31      17020.29                    14933.23
  1999/09/30      17348.02                    15086.15
  1999/10/31      18221.98                    15653.69
  1999/11/30      20122.83                    16200.00
  1999/12/31      23397.56                    17656.38
  2000/01/31      21830.81                    16536.97
  2000/02/29      23892.93                    16984.96
  2000/03/31      22740.91                    17646.18
  2000/04/28      20966.79                    16720.11
IMATRL PRASUN   SHR__CHT 20000430 20000524 110623 R00000000000069

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Aggressive International Fund on November 1, 1994, when the fund started. As the chart shows, by April 30, 2000, the value of the investment would have grown to $20,967 - a 109.67% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $16,720 - a 67.20% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.
Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

AGGRESSIVE INTERNATIONAL
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

NOTE TO SHAREHOLDERS: Kevin McCarey became Portfolio Manager of
Fidelity Aggressive International Fund on December 29, 1999.

Q. HOW DID THE FUND PERFORM, KEVIN?

A. For the six months that ended April 30, 2000, the fund generated a return of 15.06%. This compared favorably to the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, which returned 6.81% during the same period. The fund also topped the international funds average, which returned 14.17% according to Lipper Inc. For the 12 months that ended April 30, 2000, the fund returned 30.56%, while the EAFE Index and Lipper average returned 14.11% and 24.75%, respectively.

Q. WHEN YOU TOOK OVER THE FUND IN LATE DECEMBER, IT HAD A NEW NAME AND SOME RE-WORKED INVESTMENT POLICIES. CAN YOU EXPLAIN THE RATIONALE
BEHIND THESE CHANGES?

A. Historically, the fund - previously known as Fidelity International Value Fund - tended to have a more concentrated portfolio than that of most of Fidelity's other broad-based international funds. Re-naming the fund and broadening its investment approach gives it more flexibility to pursue capital growth.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. The fund's new focus on more aggressive-oriented investments - particularly in the technology, media and telecommunications areas - paid off nicely during the period. The fund's exposure to technology stocks, in fact, rose from around 9% of net assets six months ago to 33% at the end of the period. Looking deeper, my emphasis on so-called new economy companies - those that stand to benefit from the rapid changes brought on by the Internet and technology in general - worked out well. On the flip side, I reduced the fund's exposure to industries that had been adversely affected by the new economy trends, including retail and banking. Finally, I spent considerable time looking for opportunities in some of the emerging markets, which by nature are more volatile than developed markets and economies. These concentrations - coupled with our excellent research team and solid stock picking - helped the fund beat both its benchmark and its peers.

Q. AT JUST UNDER 25% OF NET ASSETS, JAPAN WAS BY FAR THE LARGEST
MARKET EXPOSURE FOR THE FUND AT THE END OF THE PERIOD. HOW DID THE JAPANESE MARKET FARE, AND WHAT WAS YOUR STRATEGY?

A. Despite a slowdown in the economic recovery in Japan, four of the fund's 10 best-performing stocks were based there. Entering the period, Japan was still enjoying a switch from negative to positive investor sentiment, based largely on initial signs of an economic turnaround and a rash of corporate restructuring announcements. As the period wore on, however - and companies began the actual hard work of restructuring - the shine wore off and the recovery slowed. Based on what our research indicated, I decided to trim the fund's Japanese exposure later in the period. That being said, the fund still realized significant gains from Furukawa Electric, which is involved in making optical networking equipment, and Softbank, the country's largest Internet venture capital firm. Other strong Japanese performances were turned in by electronics component maker Kyocera and by Daiwa Securities, a leading brokerage house.

Q. WHAT WAS THE STORY IN THE EMERGING MARKETS?

A. Latin America and Asia both experienced rebounds following an upturn in economic conditions, and the fund was able to take advantage. Latin America continued to benefit from the positive impact of Brazil's currency devaluation in February 1999, and Mexico in particular performed well as interest rates fell, inflation remained subdued and oil prices rose. The funds position in Spanish telecommunications company Telefonica - which has a significant presence in Latin America - performed well, as did its stake in Mexican bank Banacci, which the fund no longer owned at the end of the period. Asia, meanwhile, continued to benefit from its own rebound of over a year ago, and technology exports improved significantly. The fund's positions in Taiwan Semiconductor and Samsung Electronics contributed nicely.

Q. WHAT WAS YOUR STRATEGY WITH RESPECT TO THE FUND'S EUROPEAN
INVESTMENTS?

A. In general, the economic situation continued to be positive throughout Europe, and the weakening of the euro relative to the dollar put the wind at the backs of many European exporters. In terms of my particular focus, I again concentrated on companies that I felt could benefit from the new economy. Companies are coming to market with all sorts of new economy spins, and I tried to find opportunities. One such new economy stock was French software company ILOG, which performed well during the period. Along with the new economy angle, wireless technology is evolving quickly in Europe. Finland, in fact, currently has more cellular phone subscribers than fixed-line subscribers. Accordingly, the fund's investments in two of Europe's leading cellular providers - Finland's Nokia and Sweden's Ericsson - were among the fund's best performers during the period.

Q. WHICH INVESTMENTS WOULD YOU CHARACTERIZE AS DISAPPOINTMENTS?

A. Hikari Tsushin was one of the few Japanese investments that went sour for the fund. The company - a leading provider of cellular services - fell mostly due to weaker-than-expected growth forecasts. Another disappointment was Equant, a Netherlands-based telecom networking company that suffered from a slowdown in revenue growth.

Q. WHAT'S YOUR OUTLOOK?

A. The economic recovery and corporate restructuring phase should deepen in Europe, but progress slowly in Japan. In Europe, we should see more management incentives in terms of salary and stock options, and we'll also see more companies coming to market under the banner of the new economy. I'll keep a close eye on that. Japan, meanwhile, is much earlier in the game and I wouldn't be surprised if we saw a lot of consolidation activity there over the next year or so. As for the emerging markets, I'll be keeping tabs on the new government in Russia and the upcoming presidential election in Mexico.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.


KEVIN MCCAREY ON THE EXPANDING WORLD OF
WIRELESS TECHNOLOGY:

"In Finland, you can point your cell phone at a Coke machine, make your selection, and see the charge on your next phone bill. Pretty soon, the Coke machine will have a cell phone actually embedded inside, and when a particular flavor gets low in inventory, the bottling company will receive a call . . . from the Coke machine.

"If you haven't noticed, we're fast becoming a wireless world. In a couple of years, in fact, the number of people in the world with cell phones will be greater than those with fixed-line phones. And a couple of years beyond that, there will be another dramatic crossover: The number of people accessing the Internet via wireless will outnumber those accessing the Web via fixed-line.

"Europe is comfortably ahead of the U.S. in the wireless race, mostly because Europe's network uses one common technology called GSM, short for Global Systems for Mobile Communications. The U.S., on the other hand, has a more fragmented network, with different technologies competing against one another. As a result, Europe has a much higher penetration rate than the U.S. Europe also has a feature called CPP, or Calling Party Pays. This feature - which we're all looking forward to in the U.S. - has helped to boost subscribership. Wireless also is a huge trend throughout the emerging markets, where it's often easier to build high-quality cellular networks.

"The fund has taken advantage of the wireless trend by investing in two types of companies - those that manufacture the equipment and build the networks and those that actually operate the systems and sign up customers. Examples of the former would be Nokia and Ericsson, while an example of the latter would be Great
Britain's Vodafone AirTouch.

"Big changes are coming for wireless and it should be a big hit. Internet access through cell phones will increase rapidly and the smaller phone screens we've become accustomed to will grow in size. As for dialing numbers, we may see the touch-screen technology so prevalent on ATMs. And consumers can actually control the information they receive
- they can get information on their favorite sports teams, weather in a certain locale or quotes on a particular stock. What the Internet did for the 1990s, wireless may well duplicate over the next 10 years."

FUND FACTS

GOAL: seeks growth of capital primarily
through investments in foreign securities

FUND NUMBER: 335

TRADING SYMBOL: FIVFX

START DATE: November 1, 1994

SIZE: as of April 30, 2000, more than
$733 million

MANAGER: Kevin McCarey, since December
1999; manager, Fidelity Europe Capital
Appreciation Fund, 1993-1999; various
Fidelity Select Portfolios, 1986-1990; joined
Fidelity in 1985
(checkmark)

AGGRESSIVE INTERNATIONAL

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 7.4%
Finland 7.4%
Row: 1, Col: 1, Value: 7.4
Row: 1, Col: 2, Value: 9.300000000000001
Row: 1, Col: 3, Value: 3.5
Row: 1, Col: 4, Value: 24.9
Row: 1, Col: 5, Value: 4.6
Row: 1, Col: 6, Value: 7.9
Row: 1, Col: 7, Value: 20.0
Row: 1, Col: 8, Value: 4.3
Row: 1, Col: 9, Value: 10.7
Row: 1, Col: 10, Value: 7.4
United Kingdom
10.7%
France 9.3%
Switzerland 4.3%
Germany 3.5%
Japan 24.9%
Other 20.0%
Netherlands 7.9%
Mexico 4.6%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
United States 7.7%
Row: 1, Col: 1, Value: 12.2
Row: 1, Col: 2, Value: 7.5
Row: 1, Col: 3, Value: 25.5
Row: 1, Col: 4, Value: 2.7
Row: 1, Col: 5, Value: 5.7
Row: 1, Col: 6, Value: 15.4
Row: 1, Col: 7, Value: 3.1
Row: 1, Col: 8, Value: 4.4
Row: 1, Col: 9, Value: 15.8
Row: 1, Col: 10, Value: 7.7
France 12.2%
United Kingdom 15.8%
Germany 7.5%
Switzerland 4.4%
Spain 3.1%
Japan 25.5%
Other 15.4%
Mexico 2.7%
Netherlands 5.7%
PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Stocks, Investment Companies    93.2                     90.5
and Equity Futures

Bonds                           0.0                      2.5

Short-Term Investments and      6.8                      7.0
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Nokia AB (Finland,              5.7                      2.5
Communications Equipment)

TotalFinaElf SA  (France, Oil   4.8                      4.0
& Gas)

Koninklijke Philips             4.5                      0.6
Electronics NV (Netherlands,
Electrical Equipment)

DDI Corp.  (Japan, Telephone    3.3                      3.0
Services)

Telefonaktiebolaget LM          3.3                      0.0
Ericsson  (Sweden,
Communications Equipment)

Taiwan Semiconductor            3.1                      0.1
Manufacturing Co. Ltd.
(Taiwan, Electronics)

Vodafone AirTouch PLC           2.7                      5.8
(United Kingdom, Cellular)

Furukawa Electric Co. Ltd.      2.6                      0.7
(Japan, Electrical Equipment)

Cable & Wireless PLC  (United   2.0                      0.0
Kingdom,  Telephone Services)

Mitsubishi Electric Corp.       1.9                      0.0
(Japan, Electrical Equipment)

                                33.9                     16.7

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Technology                      33.0                     8.8

Utilities                       16.1                     20.3

Industrial Machinery &          11.9                     2.9
Equipment

Finance                         10.3                     20.4

Media & Leisure                 7.6                      2.0

Energy                          6.1                      6.4

Durables                        3.4                      2.3

Retail & Wholesale              3.2                      3.5

Services                        0.7                      2.7

Health                          0.5                      4.6


AGGRESSIVE INTERNATIONAL

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 93.2%

                                 SHARES                     VALUE (NOTE 1)

BELGIUM - 0.0%

Telinfo SA                        100                       $ 11,302

CANADA - 2.4%

Celestica, Inc. (sub. vtg.)       74,800                     4,036,008
(a)

Research in Motion Ltd. (a)       117,200                    4,978,309

Rogers Communications, Inc.       153,600                    3,998,703
Class B (non-vtg.) (a)

Talisman Energy, Inc. (a)         166,400                    4,961,210

                                                             17,974,230

DENMARK - 0.5%

Novo-Nordisk AS (B Shares)        29,700                     3,988,865

FINLAND - 7.4%

JOT Automation Group Oyj          672,700                    4,874,403

Nokia AB                          741,600                    42,178,497

Sonera Corp.                      129,300                    7,129,954

                                                             54,182,854

FRANCE - 9.3%

Canal Plus SA                     8,900                      1,719,724

Castorama Dubois                  10,800                     2,362,478
Investissements SA

Coflexip SA                       42,100                     4,105,809

France Telecom SA                 73,900                     11,464,018

ILOG SA sponsored ADR (a)         27,000                     972,000

TotalFinaElf SA Class B           232,200                    35,120,249

Vivendi SA                        126,900                    12,584,135

                                                             68,328,413

GERMANY - 3.5%

Hannover Rueckversicherungs AG    62,700                     3,971,780

Intershop Communication AG (a)    11,500                     5,125,225

JUMPtec Industrielle              500                        47,395
Computertechnik AG (a)

Primacom AG (a)                   48,945                     3,769,623

Siemens AG                        51,300                     7,621,454

Software AG (a)                   46,400                     5,370,993

                                                             25,906,470

HONG KONG - 2.6%

China Telecom Ltd. (a)            1,010,000                  7,407,719

Giordano International Ltd.       1,868,000                  3,057,735

Johnson Electric Holdings         270,000                    2,175,155
Ltd.

Li & Fung Ltd.                    872,000                    3,369,735

Vtech Holdings Ltd.               781,000                    3,238,667

                                                             19,249,011

INDIA - 1.3%

Housing Development Finance       339,800                    3,681,361
Corp. Ltd.

Hughes Software Systems Ltd.      32,300                     2,184,412
(c)

Pentafour Software & Exports      195,579                    2,847,433
Ltd.

Pentafour Software & Exports      31,621                     460,370
Ltd. New

                                                             9,173,576



                                 SHARES                     VALUE (NOTE 1)

IRELAND - 0.2%

SmartForce PLC sponsored ADR      34,200                    $ 1,633,050
(a)

ISRAEL - 0.8%

Check Point Software              11,500                     1,989,500
Technologies Ltd. (a)

Gilat Satellite Networks Ltd.     20,100                     1,726,088
(a)

Orad Hi-Tech Systems Ltd. (a)     50,329                     2,293,618

                                                             6,009,206

JAPAN - 24.9%

Alpha Systems, Inc.               16,000                     3,151,470

Asatsu-DK, Inc.                   25,100                     1,035,195

Casio Computer Co. Ltd.           614,000                    6,756,612

Daiwa Securities Group, Inc.      506,000                    7,720,547

DDI Corp.                         2,134                      24,469,761

FamilyMart Co. Ltd.               87,000                     3,185,870

Focus Systems Corp.               81,000                     2,883,762

Fuji Television Network, Inc.     206                        3,428,888

Fujitsu Ltd.                      333,000                    9,422,785

Furukawa Electric Co. Ltd.        1,360,000                  18,851,859

Hikari Tsushin, Inc.              6,300                      908,822

ITOCHU TECHNO-SCIENCE Corp.       4,700                      3,742,094
(CTC)

Kyocera Corp.                     75,000                     12,454,687

Macnica, Inc.                     23,400                     4,139,467

Mitsubishi Electric Corp.         1,646,000                  14,048,992

NEC Corp.                         214,000                    5,818,014

Nikko Securities Co. Ltd.         772,000                    9,102,090

Nippon Systemware Co. Ltd.        31,900                     2,094,415

Nomura Securities Co. Ltd.        277,000                    6,967,265

Omron Corp.                       183,000                    4,975,217

Pioneer Corp.                     162,000                    4,419,271

Shinko Securities Co. Ltd.        1,353,000                  5,917,967

Softbank Corp.                    11,400                     2,804,143

Softbank Corp. New                22,800                     5,608,286

Toko, Inc.                        875,000                    7,282,227

Yahoo Japan Corp.                 6                          2,996,116

Yamaha Motor Co. Ltd.             971,000                    8,278,731

                                                             182,464,553

KOREA (SOUTH) - 2.3%

Samsung Electronics Co. Ltd.      44,660                     12,072,991

Trigem Computer, Inc.             77,400                     4,470,683

                                                             16,543,674

MEXICO - 4.6%

Grupo Radio Centro SA de CV       147,200                    2,060,800
sponsored ADR

Grupo Televisa SA de CV           166,300                    10,549,656
sponsored ADR (a)

Nuevo Grupo Iusacell SA de CV     314,200                    5,007,563
sponsored ADR (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

MEXICO - CONTINUED

TV Azteca SA de CV sponsored      802,600                   $ 8,828,600
ADR

Wal-Mart de Mexico SA de CV       3,019,000                  6,987,310
Series V (a)

                                                             33,433,929

NETHERLANDS - 7.9%

Equant NV (a)                     130,300                    10,112,579

Exact Holdings NV (a)             56,100                     3,170,205

Gucci Group NV (NY Shares)        13,300                     1,165,413

Koninklijke Philips               741,628                    33,169,202
Electronics NV

United Pan-Europe                 107,000                    3,903,932
Communications NV (a)

Wolters Kluwer NV                 266,000                    6,293,890
(Certificaten Van Aandelen)

                                                             57,815,221

NORWAY - 0.2%

Opticom ASA (a)                   13,300                     1,405,692

RUSSIA - 0.5%

Vimpel Communications             120,000                    4,020,000
sponsored ADR (a)

SOUTH AFRICA - 0.4%

Dimension Data Holdings Ltd.      482,500                    3,162,187
(a)

SPAIN - 2.0%

Banco Santander Central           747,700                    7,816,704
Hispano SA

Telefonica SA (a)                 317,900                    7,093,079

                                                             14,909,783

SWEDEN - 3.3%

Telefonaktiebolaget LM            271,700                    24,028,469
Ericsson  (B Shares)

SWITZERLAND - 4.3%

Ascom Holding AG (Bearer)         650                        2,212,042

Credit Suisse Group (Reg.)        38,800                     7,030,948

Nestle SA (Reg.)                  1,842                      3,257,522

PubliGroupe SA                    5,600                      4,332,752

The Swatch Group AG (Bearer)      10,227                     10,994,471

UBS AG                            14,300                     3,514,689

                                                             31,342,424

TAIWAN - 3.5%

Hon Hai Precision Industries      280,000                    2,699,788
Co. Ltd. (a)

Taiwan Semiconductor              3,572,420                  23,002,671
Manufacturing Co. Ltd. (a)

                                                             25,702,459

UNITED KINGDOM - 10.7%

Amvescap PLC                      873,700                    12,602,465

Cable & Wireless PLC              897,500                    14,821,050

Carlton Communications PLC        467,400                    5,620,060

EMI Group PLC                     292,600                    2,795,508

Hilton Group PLC                  759,300                    3,178,948

HSBC Holdings PLC (Reg.)          599,000                    6,851,065



                                 SHARES                     VALUE (NOTE 1)

Manchester United PLC             594,700                   $ 3,471,428

Misys PLC                         698,300                    7,951,650

Synstar PLC (a)                   729,500                    1,552,591

Vodafone AirTouch PLC             4,176,244                  19,628,371

                                                             78,473,136

UNITED STATES OF AMERICA - 0.6%

SCM Microsystems, Inc. (a)        48,900                     4,049,176

TOTAL COMMON STOCKS                            683,807,680
(Cost $602,402,949)

CASH EQUIVALENTS - 14.1%



Central Cash Collateral Fund,     34,598,904                 34,598,904
5.94% (b)

Taxable Central Cash Fund,        68,379,668                 68,379,668
5.77% (b)

TOTAL CASH EQUIVALENTS                         102,978,572
(Cost $102,978,572)

TOTAL INVESTMENT PORTFOLIO -             786,786,252
107.3%
(Cost $705,381,521)

NET OTHER ASSETS - (7.3)%                       (53,285,495)

NET ASSETS - 100%               $ 733,500,757

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security purchased on a delayed delivery or when-issued basis. OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,146,254,375 and $1,019,571,717, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $2,097,504, respectively.

The market value of futures contracts opened and closed during the period amounted to $15,292,769 and $30,480,200, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $23,671 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $33,550,173. The fund received cash collateral of $34,598,904 which was invested in cash equivalents.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $3,152,000. The weighted average interest rate was 6.1%.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $707,866,202. Net unrealized appreciation aggregated $78,920,050, of which $133,994,019 related to appreciated investment securities and $55,073,969 related to depreciated investment securities.

AGGRESSIVE INTERNATIONAL
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 786,786,252
value  (cost $705,381,521) -
 See accompanying schedule

Foreign currency held at                      3,690,189
value  (cost $3,689,108)

Receivable for investments                    19,025,700
sold

Receivable for fund shares                    2,483,724
sold

Dividends receivable                          1,053,284

Interest receivable                           304,198

Other receivables                             30,293

 TOTAL ASSETS                                 813,373,640

LIABILITIES

Payable for investments
purchased

 Regular delivery              $ 25,983,776

 Delayed delivery               2,158,786

Payable for fund shares         16,314,722
redeemed

Accrued management fee          529,708

Other payables and  accrued     286,987
expenses

Collateral on securities        34,598,904
loaned,  at value

 TOTAL LIABILITIES                            79,872,883

NET ASSETS                                   $ 733,500,757

Net Assets consist of:

Paid in capital                              $ 574,278,681

Distributions in excess of                    (667,104)
net investment income

Accumulated undistributed net                 78,644,230
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   81,244,950
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 40,305,466                   $ 733,500,757
shares outstanding

NET ASSET VALUE, offering                     $18.20
price  and redemption price
per share ($733,500,757
(divided by)  40,305,466
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                              $ 2,361,970
Dividends

Interest                                        1,612,401

Security lending                                102,299

                                                4,076,670

Less foreign taxes withheld                     (261,914)

 TOTAL INCOME                                   3,814,756

EXPENSES

Management fee  Basic fee        $ 2,542,007

 Performance adjustment           438,097

Transfer agent fees               696,010

Accounting and security           191,480
lending fees

Non-interested trustees'          983
compensation

Custodian fees and expenses       228,313

Registration fees                 121,101

Audit                             11,231

Legal                             8,051

Interest                          1,068

Miscellaneous                     52,796

 Total expenses before            4,291,137
reductions

 Expense reductions               (152,492)     4,138,645

NET INVESTMENT INCOME (LOSS)                    (323,889)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            79,436,627

 Foreign currency transactions    (416,835)

 Futures contracts                1,088,180     80,107,972

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (5,093,896)

 Assets and liabilities in        (193,649)
foreign currencies

 Futures contracts                (455,349)     (5,742,894)

NET GAIN (LOSS)                                 74,365,078

NET INCREASE (DECREASE) IN                     $ 74,041,189
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 148,865
Expense reductions Directed
brokerage arrangements

 Transfer agent credits                         3,627

                                               $ 152,492

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ (323,889)                 $ 3,313,941
income (loss)

 Net realized gain (loss)         80,107,972                  65,475,957

 Change in net unrealized         (5,742,894)                 68,197,613
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       74,041,189                  136,987,511
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (2,183,958)                 (1,595,857)
From net investment income

 In excess of net investment      (343,215)                   -
income

 From net realized gain           (28,430,593)                -

 TOTAL DISTRIBUTIONS              (30,957,766)                (1,595,857)

Share transactions Net            1,325,401,278               690,679,399
proceeds from sales of shares

 Reinvestment of distributions    29,282,726                  1,458,882

 Cost of shares redeemed          (1,200,207,174)             (700,344,477)

 NET INCREASE (DECREASE) IN       154,476,830                 (8,206,196)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       197,560,253                 127,185,458
IN NET ASSETS

NET ASSETS

 Beginning of period              535,940,504                 408,755,046

 End of period (including        $ 733,500,757               $ 535,940,504
under (over) distribution of
net investment income of
$(667,104) and  $3,735,473,
respectively)

OTHER INFORMATION
Shares

 Sold                             68,406,536                  47,825,870

 Issued in reinvestment of        1,629,534                   112,655
distributions

 Redeemed                         (61,853,735)                (48,889,094)

 Net increase (decrease)          8,182,335                   (950,569)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998       1997       1996

Net asset value, beginning of    $ 16.68                          $ 12.36                  $ 12.47    $ 11.33    $ 10.63
period

Income from Investment
Operations

Net investment income (loss)      (.01) D                          .11 D                    .09 D      .13 D      .16 E

Net realized and unrealized       2.51                             4.26                     .14 F      1.33       .85
gain (loss)

Total from investment             2.50                             4.37                     .23        1.46       1.01
operations

Less Distributions

 From net investment income       (.07)                            (.05)                    (.06)      (.10)      (.01)

 In excess of net investment      (.01)                            -                        -          -          -
income

From net realized gain            (.90)                            -                        (.28)      (.22)      (.30)

Total distributions               (.98)                            (.05)                    (.34)      (.32)      (.31)

Net asset value, end of period   $ 18.20                          $ 16.68                  $ 12.36    $ 12.47    $ 11.33

TOTAL RETURN B, C                 15.06%                           35.47%                   1.95%      13.20%     9.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 733,501                        $ 535,941                $ 408,755  $ 402,747  $ 270,865
(000 omitted)

Ratio of expenses to average      1.24% A                          1.21%                    1.23%      1.30%      1.28%
net assets

Ratio of expenses to average      1.20% A, H                       1.14% H                  1.21% H    1.28% H    1.26% H
net assets after  expense
reductions

Ratio of net investment           (.09)% A                         .75%                     .71%       1.03%      1.74%
income (loss) to average net
assets

Portfolio turnover rate           323% A                           173%                     137%       86%        71%

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.04 PER
SHARE.

F THE AMOUNT SHOWN FOR A
SHARE OUTSTANDING DOES NOT
CORRESPOND WITH THE
AGGREGATE NET LOSS ON
INVESTMENTS FOR THE PERIOD
DUE TO THE TIMING OF SALES
AND REPURCHASES OF FUND
SHARES IN RELATION TO
FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.

G FOR THE PERIOD NOVEMBER 1,
1994 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31,
1995.
H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995 G

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss)      .11 D

Net realized and unrealized       .52
gain (loss)

Total from investment             .63
operations

Less Distributions

 From net investment income       -

 In excess of net investment      -
income

From net realized gain            -

Total distributions               -

Net asset value, end of period   $ 10.63

TOTAL RETURN B, C                 6.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 56,828
(000 omitted)

Ratio of expenses to average      1.72%
net assets

Ratio of expenses to average      1.72%
net assets after  expense
reductions

Ratio of net investment           1.08%
income (loss) to average net
assets

Portfolio turnover rate           109%

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.04 PER
SHARE.

F THE AMOUNT SHOWN FOR A
SHARE OUTSTANDING DOES NOT
CORRESPOND WITH THE
AGGREGATE NET LOSS ON
INVESTMENTS FOR THE PERIOD
DUE TO THE TIMING OF SALES
AND REPURCHASES OF FUND
SHARES IN RELATION TO
FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.

G FOR THE PERIOD NOVEMBER 1,
1994 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31,
1995.

H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


OVERSEAS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY OVERSEAS               13.36%         25.74%       105.35%       169.16%

MSCI EAFE                       6.81%          14.11%       64.91%        135.87%

International Funds Average     14.17%         24.75%       89.12%        169.74%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of April 30, 2000, the index included over 950 equity securities of companies domiciled in 20 countries. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 675 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY OVERSEAS                25.74%       15.48%        10.41%

MSCI EAFE                        14.11%       10.52%        8.96%

International Funds Average      24.75%       13.15%        10.15%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             Overseas                    MS EAFE (Net MA tax)
             00094                       MS001
  1990/04/30      10000.00                    10000.00
  1990/05/31      10679.61                    11141.01
  1990/06/30      10870.19                    11042.89
  1990/07/31      11405.97                    11198.43
  1990/08/31      10143.83                    10110.97
  1990/09/30       9018.34                     8701.86
  1990/10/31       9877.74                    10057.77
  1990/11/30       9550.52                     9464.48
  1990/12/31       9470.74                     9617.81
  1991/01/31       9680.86                     9928.89
  1991/02/28      10032.33                    10993.26
  1991/03/31       9703.78                    10333.31
  1991/04/30       9841.31                    10434.78
  1991/05/31       9860.42                    10543.66
  1991/06/30       9241.51                     9768.91
  1991/07/31       9745.80                    10248.87
  1991/08/31       9818.39                    10040.74
  1991/09/30      10250.10                    10606.62
  1991/10/31      10284.48                    10756.98
  1991/11/30       9913.90                    10254.80
  1991/12/31      10286.49                    10784.39
  1992/01/31      10404.59                    10554.03
  1992/02/29      10188.76                    10176.28
  1992/03/31       9977.00                     9504.48
  1992/04/30      10583.76                     9549.66
  1992/05/31      11039.86                    10188.87
  1992/06/30      10779.23                     9705.59
  1992/07/31      10095.09                     9457.20
  1992/08/31      10009.58                    10050.36
  1992/09/30       9594.21                     9851.89
  1992/10/31       8942.65                     9335.12
  1992/11/30       8897.85                     9422.96
  1992/12/31       9108.10                     9471.70
  1993/01/31       9373.56                     9470.54
  1993/02/28       9565.79                     9756.61
  1993/03/31      10215.72                    10607.05
  1993/04/30      10925.14                    11613.69
  1993/05/31      11176.87                    11858.97
  1993/06/30      10911.41                    11673.94
  1993/07/31      11410.30                    12082.59
  1993/08/31      12055.64                    12734.84
  1993/09/30      11950.37                    12448.19
  1993/10/31      12430.95                    12831.81
  1993/11/30      11863.41                    11710.18
  1993/12/31      12756.26                    12555.74
  1994/01/31      13663.11                    13617.27
  1994/02/28      13407.33                    13579.55
  1994/03/31      13021.34                    12994.66
  1994/04/30      13458.49                    13546.01
  1994/05/31      13286.42                    13468.24
  1994/06/30      13109.70                    13658.57
  1994/07/31      13477.09                    13789.93
  1994/08/31      13672.41                    14116.41
  1994/09/30      13295.72                    13671.80
  1994/10/31      13565.45                    14127.07
  1994/11/30      13007.39                    13448.12
  1994/12/31      12918.38                    13532.33
  1995/01/31      12364.73                    13012.48
  1995/02/28      12374.19                    12975.14
  1995/03/31      12743.29                    13784.41
  1995/04/30      13107.66                    14302.82
  1995/05/31      13292.20                    14132.32
  1995/06/30      13391.58                    13884.49
  1995/07/31      13992.54                    14748.89
  1995/08/31      13604.52                    14186.27
  1995/09/30      13793.80                    14463.33
  1995/10/31      13519.34                    14074.55
  1995/11/30      13670.76                    14466.16
  1995/12/31      14088.16                    15049.00
  1996/01/31      14354.71                    15110.78
  1996/02/29      14383.79                    15161.87
  1996/03/31      14597.02                    15483.85
  1996/04/30      14994.42                    15934.01
  1996/05/31      14999.27                    15640.80
  1996/06/30      15110.73                    15728.83
  1996/07/31      14689.10                    15269.11
  1996/08/31      14795.72                    15302.57
  1996/09/30      15222.19                    15709.10
  1996/10/31      15062.27                    15548.34
  1996/11/30      15857.06                    16166.99
  1996/12/31      15933.47                    15959.02
  1997/01/31      15943.80                    15403.64
  1997/02/28      16300.29                    15659.34
  1997/03/31      16444.95                    15718.85
  1997/04/30      16568.94                    15805.30
  1997/05/31      17581.58                    16836.92
  1997/06/30      18496.05                    17767.99
  1997/07/31      19110.86                    18057.97
  1997/08/31      17690.07                    16711.75
  1997/09/30      18955.86                    17650.46
  1997/10/31      17628.08                    16298.25
  1997/11/30      17545.41                    16135.27
  1997/12/31      17673.39                    16279.04
  1998/01/31      18238.24                    17026.57
  1998/02/28      19264.75                    18122.23
  1998/03/31      20144.62                    18683.65
  1998/04/30      20709.47                    18834.62
  1998/05/31      20676.88                    18746.66
  1998/06/30      20475.93                    18891.95
  1998/07/31      20649.73                    19086.91
  1998/08/31      16923.87                    16725.67
  1998/09/30      16913.01                    16216.54
  1998/10/31      18439.20                    17910.68
  1998/11/30      19520.02                    18831.83
  1998/12/31      19942.28                    19578.32
  1999/01/31      20224.96                    19524.09
  1999/02/28      19676.24                    19062.34
  1999/03/31      20502.09                    19861.82
  1999/04/30      21405.53                    20669.79
  1999/05/31      20435.58                    19608.83
  1999/06/30      21549.64                    20376.71
  1999/07/31      22175.95                    20985.98
  1999/08/31      22486.34                    21066.14
  1999/09/30      22785.64                    21281.86
  1999/10/31      23744.51                    22082.48
  1999/11/30      25490.43                    22853.16
  1999/12/31      28495.01                    24907.66
  2000/01/31      26874.70                    23328.52
  2000/02/29      28364.44                    23960.48
  2000/03/31      28649.33                    24893.27
  2000/04/28      26916.24                    23586.87
IMATRL PRASUN   SHR__CHT 20000430 20000524 110632 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Overseas Fund on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $26,916 - a 169.16% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,587 - a 135.87% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.
Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

(checkmark)
OVERSEAS
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with
Rick Mace, Portfolio
Manager of Fidelity
Overseas Fund

Q. HOW DID THE FUND PERFORM, RICK?

A. For the six months that ended April 30, 2000, the fund returned 13.36%. The Morgan Stanley Capital International EAFE Index - a broad measure of stock performance in Europe, Australasia and the Far East - returned 6.81% during that time frame, while the international funds average as tracked by Lipper Inc. returned 14.17%. For the 12 months that ended April 30, 2000, the fund returned 25.74%, while the EAFE index and Lipper average returned 14.11% and 24.75%, respectively, during the same period.

Q. WHY DID THE FUND OUTPERFORM ITS INDEX DURING THE PAST SIX MONTHS?

A. The fund's technology-related stocks provided the most significant contribution to performance over the period. Japanese new economy stocks were particular standouts. Among these were such companies as Kyocera and Furukawa - companies that provide materials and components used in the manufacture of electronics equipment such as cellular phones. Another strong contributor was Softbank, a Japanese company with investments in more than 100 Internet-related companies. Similarly, holdings in European telephone utilities and telecommunications equipment manufacturers continued to make substantial contributions to the fund's performance.

Q. THERE SEEMED TO BE AN EFFORT TO MAKE THE FUND MORE CONCENTRATED DURING THE PERIOD . . .

A. That's true. It was an extremely difficult period. Volatile market conditions created some unusual opportunities to buy more of the fund's most attractive stocks at cheaper prices. Therefore, I eliminated some of the fund's smaller and less attractive stocks to increase holdings in the stocks with the greatest potential for growth. My effort to increase the fund's concentration reduced the total number of stocks in the portfolio by about 25%. The fund's concentration also was increased as a result of robust merger-and-acquisition activity across many sectors, eliminating many of the fund's stocks - such as Orange and Mannesmann - which were recently acquired by competitors. Higher concentration may slightly increase the volatility of the portfolio; however, the potential excess returns should more than compensate for the increase in volatility.
Q. THE FUND'S ENERGY POSITION ROSE TO 8.5% OF NET ASSETS, FROM 6.8% THE PRIOR PERIOD. WHAT WAS YOUR STRATEGY THERE?
A. The energy sector looked attractive for several reasons. First, OPEC (Organization of Petroleum Exporting Countries) curtailed production during a period of increasing global demand, and this caused oil and product inventories to fall to very low levels. Second, as demand continued to grow and inventories remained relatively low, I felt that prices might remain above the levels most investors were expecting. That meant that energy stocks were cheap as they reflected a $16-$18 per-barrel oil price assumption. Third, I thought the earnings estimates for these companies were generally too low. Most were generating substantial cash flow and were benefiting from continuing industry consolidation activity. In this environment, I added to some of the fund's existing positions in oil producers such as TotalFinaElf and BP Amoco. In addition, I initiated positions in a number of tanker stocks on expectations that OPEC would need to increase production in an effort to ease oil prices. This worked out well as production quotas were eventually raised and demand for tankers increased substantially. Tanker rates on some routes rose to their highest level in years. Among the fund's holdings that benefited most were Overseas Shipholding and Bergesen.

Q. IT SEEMED YOU FOUND SOME ADDITIONAL ENERGY OPPORTUNITIES IN CANADA
 . . .

A. The Canadian energy stocks offered more rapid production growth than the major integrated producers, such as Shell or BP Amoco, yet they traded at substantially lower multiples of cash flow and earnings. The fund invested nearly 1.5% of its net assets in a group of Canadian energy stocks; some examples included Talisman, Rio Alto Exploration, Crestar and Anderson Exploration.

Q. WHAT WERE SOME OF THE FUND'S TOP PERFORMERS? WHICH STOCKS
DISAPPOINTED?

A. Most of the fund's top contributors came from the telecommunications area, which experienced greater-than-expected growth. These stocks - including Nokia, Ericsson, Kyocera and Mannesmann - all benefited from increased usage of cellular transmission that fueled higher revenues in the industry. The number of people using cell phones has grown much faster than most industry analysts had expected. Higher phone sales boosted earnings for Nokia, which primarily makes handsets, Ericsson, which builds out the infrastructure for transmission, and Kyocera, which makes the internal components for handsets. Germany-based Mannesmann's stock price also soared as investors reacted positively to its deal to be acquired by U.K.-based Vodafone AirTouch. On the down side, investors punished Japan-based Hikari Tsushin, which sells handsets, after the company announced it would fail to meet its earnings and sales targets.

Q. WHAT'S YOUR OUTLOOK, RICK?

A. I will continue to look for undervalued companies that have decent growth prospects and are consistently reporting strong earnings. In partnership with our team of 100 international research analysts, we will maintain our global stock selection process using a bottom-up approach, while at the same time monitoring country and industry weightings. I expect consolidation to remain a major theme across a variety of sectors as corporate managements seek to cut costs, boost growth, and increase their global competitiveness by acquiring competitors.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.


RICK MACE ON OVERSEAS INVESTING OPPORTUNITIES:

"Two important new trends in overseas investing helped fuel the strong performance of international equities during the past year - an increasing focus on maximizing shareholder value and a significant global shift to equities as an investor's major retirement savings vehicle. For U.S. investors, these trends should make a compelling case for investing a portion of your portfolio overseas.

"First, more company executives overseas are placing an emphasis on getting the stock prices of their firms higher. The increasing number of corporate announcements from international companies detailing restructuring efforts and mergers and acquisitions is evidence of this trend. Increased competition from abroad has forced industry consolidation to the forefront of corporate boardrooms. In the third quarter of 1999, Europe outpaced the U.S. in merger-and-acquisition activity for the first time in seven years. Examples of this global trend, which spans a broad number of sectors, include: the U.K.-based Vodafone's $66 billion merger with U.S.-based AirTouch; the U.K.-based Cable & Wireless PLC's bid to acquire IDC, a Japanese telecom company; and Renault of France's purchase of a 36.8% stake in Nissan. This increase in merger- and-acquisition activity underscores a common goal of many companies to improve the bottom line by becoming a bigger presence globally and reducing costs through economies of scale. Additionally, compensation packages for management teams are changing to better reflect shareholders' interests.

 "Second, it is likely that equities will begin to play a much more prominent role in the future savings of European investors. Compared to Americans, overseas investors put a smaller percentage of retirement assets in equity investments. In Japan, for instance, there is no retirement savings equivalent to the U.S.' 401(k) plan. However, Japanese investors historically have maintained among the highest savings rates in the world, but have opted for lower interest-yielding government-sponsored savings accounts. A number of recent factors - deregulation of the Japanese financial services industry, limited funded private pension systems and legislation to encourage new retirement vehicles
- should foster increased investment in equities going forward and ultimately drive prices higher."

FUND FACTS

GOAL: seeks growth of capital primarily
through investments in foreign securities

FUND NUMBER: 094

TRADING SYMBOL: FOSFX

START DATE: December 4, 1984

SIZE: as of April 30, 2000, more than
$5.4 billion

MANAGER: Richard Mace, since 1996;
manager, Fidelity Global Balanced Fund,
since 1996; Fidelity Aggressive International
Fund, 1994-1999; Group Leader, Fidelity
international funds, since 1996; joined Fidelity in 1987
(checkmark)


OVERSEAS

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 7.3%
Finland 4.7%
Row: 1, Col: 1, Value: 4.7
Row: 1, Col: 2, Value: 10.4
Row: 1, Col: 3, Value: 5.3
Row: 1, Col: 4, Value: 24.2
Row: 1, Col: 5, Value: 2.7
Row: 1, Col: 6, Value: 7.5
Row: 1, Col: 7, Value: 18.6
Row: 1, Col: 8, Value: 3.7
Row: 1, Col: 9, Value: 15.6
Row: 1, Col: 10, Value: 7.3
France 10.4%
United Kingdom 15.6%
Germany 5.3%
Switzerland 3.7%
Japan 24.2%
Other 18.6%
Mexico 2.7%
Netherlands 7.5%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
United States 9.2%
Finland 2.5%
Row: 1, Col: 1, Value: 2.5
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 7.5
Row: 1, Col: 4, Value: 3.1
Row: 1, Col: 5, Value: 24.9
Row: 1, Col: 6, Value: 6.1
Row: 1, Col: 7, Value: 11.7
Row: 1, Col: 8, Value: 5.1
Row: 1, Col: 9, Value: 17.9
Row: 1, Col: 10, Value: 9.199999999999999
France 12.0%
United Kingdom 17.9%
Germany 7.5%
Italy 3.1%
Switzerland 5.1%
Other 11.7%
Japan 24.9%
Netherlands 6.1%
PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

ASSET ALLOCATION

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Stocks, Investment Companies    94.2                    90.2
and Equity Futures

Bonds                           0.2                     1.7

Short-Term Investments and      5.6                     8.1
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Vodafone AirTouch PLC           3.9                     2.9
(United Kingdom, Cellular)

TotalFinaElf SA  (France, Oil   3.8                     2.9
& Gas)

Nokia AB (Finland,              3.6                     1.6
Communications Equipment)

Kyocera Corp.  (Japan,          2.6                     1.3
Electronics)

Furukawa Electric Co. Ltd.      2.4                     0.8
(Japan, Electrical Equipment)

Telefonaktiebolaget LM          2.3                     0.8
Ericsson  (Sweden,
Communications Equipment)

Koninklijke Philips             2.0                     0.6
Electronics NV (Netherlands,
Electrical Equipment)

BP Amoco PLC  (United           2.0                     1.3
Kingdom, Oil & Gas)

France Telecom SA  (France,     1.5                     0.9
Telephone Services)

Deutsche Telekom AG             1.4                     1.1
(Germany, Telephone Services)

                                25.5                    14.2

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      20.7                    8.7

Utilities                       19.9                    16.3

Finance                         13.5                    20.6

Energy                          8.5                     6.8

Industrial Machinery &          8.3                     4.9
Equipment

Media & Leisure                 5.4                     2.1

Health                          4.0                     7.9

Basic Industries                2.8                     4.5

Retail & Wholesale              2.3                     3.6

Nondurables                     2.1                     5.1


OVERSEAS

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 93.5%

                                 SHARES                       VALUE (NOTE 1)

AUSTRALIA - 1.3%

Australia & New Zealand           489,092                     $ 3,381,566
Banking  Group Ltd.

Broken Hill Proprietary Co.       549,886                      5,921,193
Ltd.

Cable & Wireless Optus Ltd.       5,278,600                    17,045,885
(a)

Commonwealth Bank of Australia    959,200                      14,608,056

News Corp. Ltd.                   1,471,848                    18,690,375

News Corp. Ltd. sponsored ADR     312,800                      13,763,200
(preferred ltd. vtg.)

                                                               73,410,275

BELGIUM - 0.2%

Electrabel SA                     41,400                       10,033,479

BRAZIL - 0.2%

Telesp Celular Participacoes      258,400                      11,401,900
SA ADR

BRITISH VIRGIN ISLANDS - 0.0%

El Sitio, Inc.                    168,300                      1,809,225

CANADA - 2.3%

Alberta Energy Co. Ltd.           174,200                      5,511,393

Anderson Exploration Ltd. (a)     385,300                      6,166,673

BCE, Inc.                         111,900                      12,959,785

Canadian Natural Resources        296,300                      7,903,734
Ltd. (a)

Celestica, Inc. (sub. vtg.)       376,900                      20,336,514
(a)

Cinar Films, Inc. Class B         251,800                      881,300
(sub. vtg.) (a)

Crestar Energy, Inc. (a)          511,300                      7,251,013

Mitel Corp. (a)                   207,000                      5,186,183

Rio Alto Exploration Ltd. (a)     348,300                      6,115,478

Suncor Energy, Inc.               130,100                      5,557,013

Talisman Energy, Inc. (a)         1,185,300                    35,339,678

Telesystem International          390,000                      12,905,186
Wireless, Inc. (sub. vtg.)
(a)

                                                               126,113,950

DENMARK - 0.4%

Carlsberg AS (A Shares)           173,200                      5,350,183

Novo-Nordisk AS (B Shares)        120,400                      16,170,348

                                                               21,520,531

FINLAND - 4.7%

Metsa-Serla Oyj Class B Free      290,500                      2,470,362
Shares

Nokia AB                          3,463,600                    196,992,248

Sampo Insurance Co. Ltd.          239,400                      9,077,167

Sonera Corp.                      399,300                      22,018,490

UPM-Kymmene Corp.                 1,072,819                    27,867,895

                                                               258,426,162

FRANCE - 10.4%

Aventis SA                        313,375                      17,627,344

AXA SA de CV                      235,665                      35,033,369

Banque Nationale de Paris         295,610                      23,952,659
(BNP)

Canal Plus SA                     64,400                       12,443,845

Cap Gemini SA                     52,222                       10,281,112

Carrefour SA                      115,600                      7,544,035

Castorama Dubois                  12,445                       2,722,319
Investissements SA



                                 SHARES                       VALUE (NOTE 1)

Compagnie de St. Gobain           43,600                      $ 5,964,857

France Telecom SA                 510,000                      79,115,683

ILOG SA sponsored ADR (a)         91,900                       3,308,400

Lafarge SA                        55,400                       4,600,033

Rhodia SA                         691,000                      12,848,164

Sanofi-Synthelabo SA              357,300                      13,368,388

Societe Generale Class A          78,300                       16,257,297

Suez Lyonnaise des Eaux           60,900                       9,575,010

Television Francaise 1 SA         59,600                       40,904,782

TotalFinaElf SA Class B           1,374,710                    207,924,882

Transiciel SA                     13,600                       1,819,692

Vivendi SA                        660,900                      65,538,651

                                                               570,830,522

GERMANY - 5.2%

ACG AG                            7,200                        1,738,784

Allianz AG (Reg.)                 86,100                       33,218,825

BASF AG                           417,400                      18,295,323

Bayer AG                          322,500                      13,471,391

Deutsche Telekom AG               1,201,900                    78,205,729

Epcos AG                          79,400                       11,217,215

Intershop Communication AG (a)    12,600                       5,615,464

JUMPtec Industrielle              25,310                       2,399,155
Computertechnik AG (a)

Kali Und Salz Beteiligungs AG     1,099,600                    14,722,765

Munich Reinsurance AG (Reg.)      51,500                       15,138,045

Primacom AG (a)                   92,668                       7,137,060

Siemens AG                        356,100                      52,904,477

Software AG (a)                   33,900                       3,924,066

United Internet AG (a)            40,300                       10,394,996

Veba AG                           307,450                      15,468,437

                                                               283,851,732

HONG KONG - 1.3%

China Telecom Ltd. (a)            6,728,000                    49,345,675

Hutchison Whampoa Ltd.            958,000                      13,959,636

Johnson Electric Holdings         880,000                      7,089,394
Ltd.

                                                               70,394,705

IRELAND - 0.3%

Bank of Ireland, Inc.             2,088,298                    14,085,006

Trintech Group PLC sponsored      16,800                       453,600
ADR

                                                               14,538,606

ISRAEL - 0.1%

Check Point Software              45,400                       7,854,200
Technologies Ltd. (a)

ITALY - 1.9%

Assicurazioni Generali Spa        541,400                      15,400,856

Banca Intesa Spa                  2,618,737                    9,771,755

Olivetti & Co. Spa (a)            3,512,700                    11,589,975

San Paolo Imi Spa                 748,900                      10,539,111

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

ITALY - CONTINUED

Telecom Italia Mobile Spa         2,465,100                   $ 23,602,796

Telecom Italia Spa                2,186,470                    31,239,186

                                                               102,143,679

JAPAN - 24.2%

Asatsu-DK, Inc.                   336,000                      13,857,592

Canon, Inc.                       698,000                      32,413,375

Dai-Ichi Kangyo Bank Ltd.         1,491,000                    12,353,764

Daiwa Securities Group, Inc.      3,030,000                    46,231,736

DDI Corp.                         5,118                        58,686,147

Fuji Bank Ltd.                    1,719,000                    14,306,455

Fuji Photo Film Co. Ltd.          287,000                      11,767,000

Fuji Television Network, Inc.     788                          13,116,331

Fujitsu Ltd.                      1,193,000                    33,757,906

Furukawa Electric Co. Ltd.        9,613,000                    133,252,145

Hikari Tsushin, Inc.              47,700                       6,881,080

Honda Motor Co. Ltd. (a)          392,000                      17,346,000

Hoya Corp.                        174,000                      17,699,279

Ito-Yokado Co. Ltd.               703,000                      51,291,566

Kadokawa Shoten Publishing        6,500                        1,051,877
Co. Ltd.

KDD Corp.                         137,300                      15,896,024

Koa Denko Co. Ltd.                206,000                      5,981,505

Kyocera Corp.                     846,700                      140,605,118

Mitsubishi Electric Corp.         2,434,000                    20,774,755

Mitsubishi Estate Co. Ltd.        1,153,000                    12,954,457

Mitsui Fudosan Co. Ltd.           515,000                      5,229,055

Murata Manufacturing Co. Ltd.     113,000                      21,943,776

NEC Corp.                         995,000                      27,051,045

Net One Systems Co. Ltd.          287                          9,793,138

Nikko Securities Co. Ltd.         3,530,000                    41,619,659

Nintendo Co. Ltd.                 73,100                       12,167,560

Nippon Telegraph & Telephone      4,933                        61,126,502
Corp.

Nippon Zeon Co. Ltd.              1,347,000                    8,345,571

Nomura Securities Co. Ltd.        1,877,000                    47,211,392

NTT DoCoMo, Inc.                  1,131                        37,755,779

Oki Electric Industry Co.         1,354,000                    9,515,813
Ltd. (a)

Omron Corp.                       2,054,000                    55,842,056

ORIX Corp.                        106,960                      15,251,740

Pioneer Corp.                     421,000                      11,484,649

Rohm Co. Ltd.                     45,300                       15,164,231

Sakura Bank Ltd.                  2,021,000                    14,166,062

Sharp Corp.                       547,000                      10,546,467

Shin-Etsu Chemical Co. Ltd.       161,000                      8,501,110

Softbank Corp.                    83,200                       20,465,323

Softbank Corp. New                166,400                      40,930,645

Sony Corp.                        205,300                      23,160,406

Sony Corp. New                    165,600                      18,681,750

Square Co. Ltd.                   6,550                        481,529

Takeda Chemical Industries        825,000                      54,242,186
Ltd.

Toko, Inc.                        1,113,000                    9,262,992

Tokyo Broadcasting System,        256,000                      11,126,318
Inc.



                                 SHARES                       VALUE (NOTE 1)

Tokyo Seimitsu Co. Ltd.           276,300                     $ 28,871,740

Tokyo Tomin Bank Ltd.             46,800                       1,471,426

Toyota Motor Corp.                253,000                      12,642,094

Trans Cosmos, Inc.                59,000                       11,730,165

Tsubaki Nakashima Co. Ltd.        29,500                       368,818

Yahoo Japan Corp.                 4                            1,997,411

Yamanouchi Pharmaceutical Co.     221,000                      11,669,225
Ltd.

Yokogawa Electric Corp.           961,000                      7,331,468

                                                               1,327,373,213

KOREA (SOUTH) - 2.0%

Daelim Industrial Co.             13,958                       77,855

Hyundai Electronics               470,570                      7,462,972
Industries Co. Ltd. (a)

Samsung Electro-Mechanics Co.     283,210                      19,267,726

Samsung Electronics Co. Ltd.      194,900                      52,687,551

SK Telecom Co. Ltd. ADR           651,700                      20,895,131

Trigem Computer, Inc.             117,100                      6,763,786

                                                               107,155,021

LUXEMBOURG - 0.1%

Thiel Logistik AG (a)             108,140                      6,751,648

MARSHALL ISLANDS - 0.5%

Teekay Shipping Corp.             866,000                      28,415,625

MEXICO - 2.7%

Grupo Televisa SA de CV           451,400                      28,635,688
sponsored ADR (a)

Telefonos de Mexico SA de CV      976,100                      57,406,881
Series L sponsored ADR

Tubos de Acero de Mexico SA       87,000                       1,299,563
sponsored ADR

TV Azteca SA de CV sponsored      3,538,000                    38,918,000
ADR

Wal-Mart de Mexico SA de CV       9,425,000                    21,813,647
Series V (a)

                                                               148,073,779

NETHERLANDS - 7.5%

ABN AMRO Holding NV               761,500                      15,720,667

Aegon NV                          172,700                      12,443,056

Akzo Nobel NV                     459,200                      18,846,759

Equant NV (NY Shares) (a)         809,400                      63,133,200

Fortis Amev NV                    713,565                      17,989,478

Heineken NV                       176,200                      9,796,447

ING Groep NV (Certificaten        654,282                      35,792,647
Van Aandelen)

Koninklijke Ahold NV              1,112,149                    26,000,589

Koninklijke KPN NV                218,300                      22,055,773

Koninklijke Philips               2,491,956                    111,452,362
Electronics NV

Nutreco Holding NV                235,122                      9,161,408

STMicroelectronics NV             67,600                       12,932,783

United Pan-Europe                 489,200                      17,848,630
Communications NV (a)

Vendex KBB NV                     910,300                      14,063,295

VNU NV                            204,300                      10,958,413

Wolters Kluwer NV                 445,700                      10,545,816
(Certificaten  Van Aandelen)

                                                               408,741,323

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

NORWAY - 0.8%

Bergesen dy ASA:

(A Shares)                        876,700                     $ 14,756,866

(B Shares)                        686,600                      10,981,115

DNB Holding ASA                   1,568,400                    5,507,989

Opticom ASA (a)                   75,300                       7,958,540

Tandberg ASA (a)                  216,100                      3,311,174

VMETRO ASA                        229,100                      2,126,717

                                                               44,642,401

SINGAPORE - 0.3%

Chartered Semiconductor           70,200                       6,133,725
Manufacturing Ltd.

Overseas Union Bank Ltd.          1,616,771                    7,389,870

United Overseas Bank Ltd.         610,368                      4,256,302

                                                               17,779,897

SPAIN - 2.0%

Altadis SA                        461,007                      5,432,990

Banco Santander Central           2,900,516                    30,322,956
Hispano SA

Telefonica SA (a)                 3,223,100                    71,914,761

                                                               107,670,707

SWEDEN - 2.5%

Elanders AB (B Shares)            75,000                       2,402,338

Investor AB (B Shares)            170,100                      2,400,390

Netcom AB (B Shares) (a)          46,200                       3,296,008

Telefonaktiebolaget LM            1,447,600                    128,022,125
Ericsson  (B Shares)

                                                               136,120,861

SWITZERLAND - 3.7%

ABB Ltd. (Reg.)                   112,418                      12,654,382

Ascom Holding AG (Bearer)         1,090                        3,709,424

Credit Suisse Group (Reg.)        190,200                      34,466,143

Fantastic Corp. (a)               270,800                      4,961,095

Gretag Imaging Holding AG         300                          60,471
(Reg. D)

Julius Baer Holding AG            2,712                        9,513,298

Nestle SA (Reg.)                  28,900                       51,108,784

Novartis AG (Reg.)                10,072                       14,114,862

Roche Holding AG                  1,930                        20,220,652
participation certificates

Swiss Reinsurance Co. (Reg.)      4,843                        7,806,837

The Swatch Group AG (Reg.)        64,200                       14,528,098

UBS AG                            98,911                       24,310,586

Valora Holding AG                 15,900                       4,143,805

                                                               201,598,437

TAIWAN - 1.8%

Macronix International Co.        1,265,000                    3,824,563
Ltd. (a)

Taiwan Semiconductor              7,413,400                    47,734,590
Manufacturing Co. Ltd. (a)

United Microelectronics Corp.     14,079,000                   47,627,929

                                                               99,187,082



                                 SHARES                       VALUE (NOTE 1)

UNITED KINGDOM - 15.6%

3i Group PLC                      351,800                     $ 7,044,660

Allied Zurich PLC                 2,318,050                    22,956,953

Amvescap PLC                      1,439,400                    20,762,262

Autonomy Corp. PLC (a)            43,400                       5,772,200

Bookham Technology PLC            38,700                       2,012,400
sponsored ADR

BP Amoco PLC                      13,100,164                   111,351,477

British Aerospace PLC             2,952,211                    18,069,864

British Telecommunications PLC    856,000                      15,664,797

Cable & Wireless PLC              3,564,400                    58,861,450

Carlton Communications PLC        2,934,803                    35,288,335

Centrica PLC                      1,450,100                    5,136,225

Diageo PLC                        892,900                      7,206,089

Granada Group PLC                 848,600                      8,252,559

Hanson PLC                        1,711,400                    12,548,875

Hilton Group PLC                  1,138,500                    4,766,538

HSBC Holdings PLC (Reg.)          1,784,591                    20,411,267

Jazztel PLC sponsored ADR         79,600                       4,139,200

Lloyds TSB Group PLC              2,779,100                    27,112,844

Marconi PLC                       1,185,600                    14,762,264

Misys PLC                         1,139,800                    12,979,079

Prudential Corp. PLC              846,300                      12,963,209

Reed International PLC            1,007,800                    6,959,169

Reuters Group PLC                 1,426,600                    25,464,403

Rio Tinto PLC (Reg.)              475,400                      7,348,412

Royal Bank of Scotland Group      1,307,000                    20,233,180
PLC

Scottish & Newcastle PLC          599,200                      4,428,553

Scottish Media Group PLC          370,200                      6,728,737

Shell Transport & Trading Co.     8,575,400                    68,960,466
PLC (Reg.)

SmithKline Beecham PLC            3,005,844                    41,330,347

Unilever PLC                      3,399,363                    21,139,801

Vodafone AirTouch PLC             45,628,803                   214,455,623

WPP Group PLC                     447,400                      7,186,671

                                                               852,297,909

UNITED STATES OF AMERICA - 1.5%

Bristol-Myers Squibb Co.          144,400                      7,571,975

Eli Lilly & Co.                   128,200                      9,911,463

Impsat Fiber Networks, Inc.       135,000                      2,134,688

Infonet Services Corp. Class B    88,000                       1,485,000

JDS Uniphase Corp. (a)            73,400                       7,610,663

OMI Corp. (a)                     854,000                      2,989,000

Overseas Shipholding Group,       1,400,400                    36,672,975
Inc.

Schering-Plough Corp.             293,200                      11,819,625

                                                               80,195,389

TOTAL COMMON STOCKS                            5,118,332,258
(Cost $3,715,537,583)

NONCONVERTIBLE PREFERRED
STOCKS - 0.1%

                                 SHARES                       VALUE (NOTE 1)

GERMANY - 0.1%

SAP AG (Cost $3,328,520)          13,900                      $ 8,215,947

INVESTMENT COMPANIES - 0.6%



EMERGING MARKETS - 0.3%

Asia Tigers Fund, Inc.            426,600                      3,759,413

Central European Equity Fund,     142,900                      2,143,500
Inc.

Templeton Dragon Fund, Inc.       1,003,600                    7,966,075

                                                               13,868,988

KOREA (SOUTH) - 0.1%

Korea Fund, Inc. (The) (a)        511,800                      6,365,513

MEXICO - 0.0%

Mexico Fund, Inc. (The)           153,600                      2,323,200

MULTI-NATIONAL - 0.2%

European Warrant Fund, Inc.       358,800                      5,583,825

Morgan Stanley Dean Witter        398,500                      4,234,063
Asia-Pacific Fund, Inc.

                                                               9,817,888

TOTAL INVESTMENT COMPANIES                     32,375,589
(Cost $38,049,957)

GOVERNMENT OBLIGATIONS - 0.2%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT

UNITED STATES OF AMERICA - 0.2%

U.S. Treasury Bond stripped       Aaa      $ 47,775,000           9,341,446
principal 0% 11/15/27 (Cost
$8,325,898)


CASH EQUIVALENTS - 9.0%

                               MATURITY AMOUNT

Investments in repurchase      $ 5,769,743                        5,767,000
agreements (U.S. Treasury
Obligations), in a joint
trading account at 5.71%,
dated 4/28/00 due 5/1/00

                               SHARES

Central Cash Collateral Fund,   210,584,835                       210,584,835
5.94% (b)

Taxable Central Cash Fund,      274,442,314                       274,442,314
5.77% (b)

TOTAL CASH EQUIVALENTS                           490,794,149
(Cost $490,794,149)

TOTAL INVESTMENT PORTFOLIO -                                      5,659,059,389
103.4%
(Cost $4,256,036,107)

NET OTHER ASSETS - (3.4)%                                         (186,728,210)

NET ASSETS - 100%                               $ 5,472,331,179



LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $2,814,010,628 and $2,331,471,937, respectively.
The market value of futures contracts opened and closed during the period amounted to $30,882,487 and $60,725,329, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,047 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $205,945,337. The fund received cash collateral of $210,584,835 which was invested in cash equivalents and U.S. Treasury obligations valued at $3,157,426. INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $4,269,292,910. Net unrealized appreciation aggregated $1,389,766,479, of which $1,651,827,675 related to appreciated investment securities and $262,061,196 related to depreciated investment securities.

OVERSEAS
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                    $ 5,659,059,389
value (including repurchase
agreements of $5,767,000)
(cost $4,256,036,107) -  See
accompanying schedule

Cash                                             1,000

Foreign currency held at                         38,591,069
value  (cost $38,677,518)

Receivable for investments sold

 Regular delivery                                172,499,309

 Delayed delivery                                901,999

Receivable for fund shares                       8,063,475
sold

Dividends receivable                             15,398,836

Interest receivable                              1,370,354

Other receivables                                176,109

 TOTAL ASSETS                                    5,896,061,540

LIABILITIES

Payable for investments          $ 177,896,845
purchased

Payable for fund shares           29,115,923
redeemed

Accrued management fee            4,023,800

Other payables and  accrued       2,108,958
expenses

Collateral on securities          210,584,835
loaned,  at value

 TOTAL LIABILITIES                               423,730,361

NET ASSETS                                      $ 5,472,331,179

Net Assets consist of:

Paid in capital                                 $ 3,792,189,151

Distributions in excess of                       (16,675,210)
net investment income

Accumulated undistributed net                    294,605,309
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                      1,402,211,929
(depreciation) on
investments  and assets and
liabilities in foreign
currencies

NET ASSETS, for 120,662,147                     $ 5,472,331,179
shares outstanding

NET ASSET VALUE, offering                        $45.35
price  and redemption price
per share ($5,472,331,179
(divided by) 120,662,147
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                              $ 27,970,644
Dividends

Interest                                        9,938,120

Security lending                                419,826

                                                38,328,590

Less foreign taxes withheld                     (3,177,332)

 TOTAL INCOME                                   35,151,258

EXPENSES

Management fee Basic fee         $ 19,284,245

 Performance adjustment           3,988,926

Transfer agent fees               6,390,530

Accounting and security           721,880
lending fees

Non-interested trustees'          15,812
compensation

Custodian fees and expenses       1,187,664

Registration fees                 517,117

Audit                             34,791

Legal                             72,466

Miscellaneous                     5,824

 Total expenses before            32,219,255
reductions

 Expense reductions               (544,085)     31,675,170

NET INVESTMENT INCOME                           3,476,088

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            304,896,542

 Foreign currency transactions    628,873

 Futures contracts                3,911,089     309,436,504

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            289,635,922

 Assets and liabilities in        (965,783)
foreign currencies

 Futures contracts                (980,298)     287,689,841

NET GAIN (LOSS)                                 597,126,345

NET INCREASE (DECREASE) IN                     $ 600,602,433
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 358,857
Expense reductions Directed
brokerage arrangements

 Custodian credits                              1,934

 Transfer agent credits                         183,294

                                               $ 544,085

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ 3,476,088                 $ 33,841,819
income

 Net realized gain (loss)         309,436,504                 434,643,138

 Change in net unrealized         287,689,841                 551,091,234
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       600,602,433                 1,019,576,191
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (29,826,755)                (20,938,368)
From net investment income

 In excess of net investment      (16,675,210)                -
income

 From net realized gain           (279,011,026)               (53,392,648)

 TOTAL DISTRIBUTIONS              (325,512,991)               (74,331,016)

Share transactions Net            3,252,283,156               4,000,168,797
proceeds from sales of shares

 Reinvestment of distributions    314,528,013                 71,180,520

 Cost of shares redeemed          (2,851,613,567)             (4,137,892,605)

 NET INCREASE (DECREASE) IN       715,197,602                 (66,543,288)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       990,287,044                 878,701,887
IN NET ASSETS

NET ASSETS

 Beginning of period              4,482,044,135               3,603,342,248

 End of period (including        $ 5,472,331,179             $ 4,482,044,135
under (over) distribution of
net investment income of
($16,675,210) and
$45,498,123, respectively)

OTHER INFORMATION
Shares

 Sold                             70,358,384                  105,210,288

 Issued in reinvestment of        7,233,855                   2,054,834
distributions

 Redeemed                         (61,543,940)                (108,778,783)

 Net increase (decrease)          16,048,299                  (1,513,661)


FINANCIAL HIGHLIGHTS

                           SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA    (UNAUDITED)                      1999                     1998         1997         1996

Net asset value,
beginning of               $ 42.84                          $ 33.95                  $ 34.12      $ 31.08      $ 28.57
period

Income from Investment
Operations

Net investment income       .03 D                            .32 D                    .29 D        .43 D        .48 E

Net realized and unrealized 5.56                             9.28                     1.22         4.61         2.72
gain (loss)

Total from investment       5.59                             9.60                     1.51         5.04         3.20
operations

Less Distributions

 From net investment
income                      (.28)                            (.20)                    (.34)        (.37)        (.34)

In excess of net
investment                  (.16)                            -                        -            -            -
income

From net realized gain      (2.64)                           (.51)                    (1.34)       (1.63)       (.35)

Total distributions         (3.08)                           (.71)                    (1.68)       (2.00)       (.69)

Net asset value, end of
period                     $ 45.35                          $ 42.84                  $ 33.95      $ 34.12      $ 31.08

TOTAL RETURN B, C           13.36%                           28.77%                   4.60%        17.03%       11.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period  $ 5,472,331                      $ 4,482,044              $ 3,603,342  $ 3,777,452  $ 3,114,625
(000 omitted)

Ratio of expenses to
average                     1.23% A                          1.27%                    1.26%        1.23%        1.14%
net assets

Ratio of expenses to
average                     1.21% A, F                       1.23% F                  1.24% F      1.20% F      1.12% F
net assets after  expense
reductions

Ratio of net investment     .13% A                           .85%                     .82%         1.28%        1.74%
income to average net assets

Portfolio turnover rate     96% A                            85%                      69%          68%          82%

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.08 PER

SHARE.
F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 29.17
period

Income from Investment
Operations

Net investment income             .31

Net realized and unrealized       (.44)
gain (loss)

Total from investment             (.13)
operations

Less Distributions

 From net investment income       (.02)

In excess of net investment       -
income

From net realized gain            (.45)

Total distributions               (.47)

Net asset value, end of period   $ 28.57

TOTAL RETURN B, C                 (.34)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,276,306
(000 omitted)

Ratio of expenses to average      1.05%
net assets

Ratio of expenses to average      1.05%
net assets after  expense
reductions

Ratio of net investment           1.78%
income to average net assets

Portfolio turnover rate           49%

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.08 PER
SHARE.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


WORLDWIDE
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY WORLDWIDE               13.08%         22.35%       90.28%        182.84%

MSCI World                       7.49%          12.29%       120.06%       205.29%

Global Funds Average             16.44%         23.98%       132.06%       n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case six months, one year, five years or since the fund started on May 30, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International World Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of April 30, 2000, the index included over 1300 equity securities of companies domiciled in 22 countries. To measure how the fund's performance stacked up against its peers, you can compare it to the global funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY WORLDWIDE               22.35%       13.73%        11.04%

MSCI World                       12.29%       17.09%        11.90%

Global Funds Average             23.98%       17.69%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Worldwide                   MS World Index (Net)
             00318                       MS004
  1990/05/30      10000.00                    10000.00
  1990/05/31      10030.00                     9976.64
  1990/06/30      10290.00                     9902.62
  1990/07/31      10570.00                     9989.88
  1990/08/31       9380.00                     9051.77
  1990/09/30       8450.00                     8094.23
  1990/10/31       8950.00                     8846.73
  1990/11/30       8950.00                     8698.31
  1990/12/31       8898.23                     8877.31
  1991/01/31       9150.44                     9198.82
  1991/02/28       9654.88                    10047.22
  1991/03/31       9321.95                     9748.02
  1991/04/30       9412.75                     9821.21
  1991/05/31       9483.37                    10040.73
  1991/06/30       8807.43                     9417.84
  1991/07/31       9352.22                     9859.59
  1991/08/31       9493.46                     9825.22
  1991/09/30       9654.88                    10079.83
  1991/10/31       9695.23                    10240.21
  1991/11/30       9180.71                     9790.88
  1991/12/31       9599.06                    10500.46
  1992/01/31       9701.07                    10302.97
  1992/02/29       9996.89                    10122.11
  1992/03/31       9762.27                     9642.19
  1992/04/30      10190.71                     9773.45
  1992/05/31      10619.15                    10159.10
  1992/06/30      10251.92                     9815.63
  1992/07/31      10149.91                     9837.48
  1992/08/31      10007.10                    10073.46
  1992/09/30      10007.10                     9977.88
  1992/10/31       9823.48                     9704.42
  1992/11/30       9976.49                     9874.98
  1992/12/31      10194.86                     9951.68
  1993/01/31      10530.15                     9981.98
  1993/02/28      10781.62                    10215.46
  1993/03/31      11399.81                    10804.71
  1993/04/30      11682.71                    11302.49
  1993/05/31      12049.43                    11559.98
  1993/06/30      11923.70                    11460.02
  1993/07/31      12185.64                    11693.15
  1993/08/31      12950.52                    12226.26
  1993/09/30      12814.31                    11997.44
  1993/10/31      13369.63                    12325.16
  1993/11/30      13128.64                    11625.06
  1993/12/31      13920.64                    12191.05
  1994/01/31      14914.21                    12992.28
  1994/02/28      14689.86                    12821.27
  1994/03/31      14134.32                    12265.65
  1994/04/30      14625.76                    12641.94
  1994/05/31      14604.39                    12671.61
  1994/06/30      14305.25                    12633.52
  1994/07/31      14743.28                    12870.80
  1994/08/31      14989.00                    13255.48
  1994/09/30      14700.54                    12904.26
  1994/10/31      14914.21                    13268.36
  1994/11/30      14401.40                    12689.97
  1994/12/31      14332.82                    12809.88
  1995/01/31      14253.69                    12614.52
  1995/02/28      14423.25                    12795.36
  1995/03/31      14502.37                    13408.98
  1995/04/30      14864.08                    13873.19
  1995/05/31      15011.03                    13988.72
  1995/06/30      15214.49                    13981.28
  1995/07/31      15836.18                    14677.67
  1995/08/31      15440.56                    14347.51
  1995/09/30      15587.50                    14762.30
  1995/10/31      15056.24                    14526.70
  1995/11/30      15101.46                    15027.93
  1995/12/31      15363.09                    15464.12
  1996/01/31      15786.03                    15740.67
  1996/02/29      15991.79                    15833.30
  1996/03/31      16266.13                    16093.49
  1996/04/30      16746.23                    16468.62
  1996/05/31      17043.43                    16479.56
  1996/06/30      17032.00                    16559.58
  1996/07/31      16414.73                    15971.03
  1996/08/31      16849.10                    16151.29
  1996/09/30      17169.17                    16780.32
  1996/10/31      17352.06                    16894.13
  1996/11/30      18152.22                    17837.53
  1996/12/31      18239.31                    17548.51
  1997/01/31      18464.49                    17756.70
  1997/02/28      18974.10                    17957.61
  1997/03/31      18725.22                    17599.05
  1997/04/30      18689.67                    18170.96
  1997/05/31      19791.85                    19289.22
  1997/06/30      20834.77                    20247.97
  1997/07/31      21699.92                    21177.22
  1997/08/31      20538.49                    19757.23
  1997/09/30      22150.28                    20827.25
  1997/10/31      20467.38                    19727.72
  1997/11/30      20064.43                    20073.46
  1997/12/31      20441.89                    20314.75
  1998/01/31      20762.29                    20877.50
  1998/02/28      22223.34                    22286.37
  1998/03/31      23633.13                    23224.02
  1998/04/30      24504.63                    23447.48
  1998/05/31      24402.10                    23150.13
  1998/06/30      23799.74                    23696.03
  1998/07/31      23389.62                    23654.49
  1998/08/31      19109.00                    20496.55
  1998/09/30      18750.15                    20855.53
  1998/10/31      19980.50                    22737.29
  1998/11/30      20992.99                    24085.90
  1998/12/31      21910.20                    25258.95
  1999/01/31      22360.86                    25808.38
  1999/02/28      21512.56                    25118.17
  1999/03/31      22162.04                    26160.33
  1999/04/30      23116.39                    27187.93
  1999/05/31      22572.94                    26190.79
  1999/06/30      23739.36                    27408.70
  1999/07/31      23924.93                    27322.78
  1999/08/31      23977.95                    27270.49
  1999/09/30      23805.64                    27002.36
  1999/10/31      25011.83                    28402.23
  1999/11/30      26191.50                    29197.58
  1999/12/31      28658.48                    31557.24
  2000/01/31      27275.96                    29746.45
  2000/02/29      28716.09                    29823.10
  2000/03/31      29320.94                    31880.73
  2000/04/28      28284.05                    30529.09
IMATRL PRASUN   SHR__CHT 20000430 20000524 110632 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Worldwide Fund on May 30, 1990, when the fund started. As the chart shows, by April 30, 2000, the value of the investment would have grown to $28,284 - a 182.84% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International World Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $30,529 - a 205.29% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.
Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

WORLDWIDE
FUND TALK: THE MANAGERS' OVERVIEW

(PORTFOLIO MANAGER PHOTO_

An interview with Penny Dobkin (right), Lead Portfolio Manager of
Fidelity Worldwide Fund, and Doug Chase, manager of the fund's U.S. equity subportfolio.

Q. HOW DID THE FUND PERFORM, PENNY?

P.D. It did reasonably well. For the six months that ended April 30, 2000, the fund had a total return of 13.08%, besting the 7.49% return of the Morgan Stanley Capital International World Index but lagging the 16.44% return of the global funds average monitored by Lipper Inc. For the 12 months that ended April 30, 2000, the fund had a total return of 22.35%, which exceeded the 12.29% return of the index but fell a bit short of the 23.98% return posted by the average.

Q. WHY DID THE FUND FINISH AHEAD OF THE INDEX BUT BEHIND THE PEER
GROUP AVERAGE?

P.D. A slight overweighting in technology and telecommunications stocks was partially responsible for the fund outperforming the index, as was favorable stock selection in the U.S., Japan and Germany. Another positive influence was an overweighted position in Japan, especially early in the period. It's hard to say why the fund trailed the peer group average, but one possible explanation is that many funds had higher technology, media and telecommunications (TMT) weightings than the fund did. Doug and I try to keep the fund fairly well diversified, which means that during narrow market advances such as we saw during the last two months of 1999, the fund tends to play catch-up with its more concentrated peers.

Q. CAN YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE PERIOD?

P.D. November and December witnessed a powerful but narrow worldwide rally led by TMT stocks. Upward pressure on interest rates was a factor in limiting gains in other sectors and resulted in more concentrated buying in the sectors with the greatest potential for dynamic earnings growth. A more challenging market environment developed during the first four months of 2000. TMT stocks peaked in March amid continued upward pressure on interest rates. April saw some particularly nasty slides in share prices, with technology stocks abroad taking their cues from the NASDAQ Composite Index in the U.S. The meltdown gave way to increased skepticism about "concept" stocks - that is, those whose main asset is an intriguing business strategy - and a greater appreciation for solid earnings prospects. As the period ended, many popular market averages were above their recent lows but struggling to find their footing.

Q. HOW DID YOU MANAGE THE NON-U.S. PORTION OF THE FUND DURING THE
PERIOD?

P.D. After adding to the fund's weighting of TMT stocks early in the period, I reduced those areas during the second half of the period and increased holdings in sectors that I thought would benefit from either stronger economic growth or investors' renewed zeal for dependable earnings growth, including energy and energy services, paper and forest products and health care. Many of these purchases were European stocks, although at the end of the period the fund remained slightly overweighted in Japanese stocks and marginally underweighted in European stocks relative to the index.

Q. THE FINANCE COMPONENT OF THE FUND FELL FROM 19.1% OF NET ASSETS SIX MONTHS AGO TO 9.2% AT THE END OF THE PERIOD. WHY WAS THAT?

P.D. There were several factors at work. For one thing, Doug reduced the finance weighting of the U.S. part of the fund in response to climbing interest rates and the prospect of further rate hikes. Second, I took profits on some positions in Singaporean, Mexican and Australian banks early in the period. Finally, falling stock prices of European banks brought down the fund's finance weighting. Nonetheless, I felt that the reaction was excessive and increased the fund's positions in some European banks during the period.

Q. TURNING TO YOU, DOUG, WHAT TRANSPIRED WITH THE U.S. PORTION OF THE
FUND?

D.C. After overweighting technology for most of the period, I sold off to a more neutral weighting in March and April. Another thing I did was to shrink the number of U.S. holdings from approximately 225 at the beginning of the period to around 70 at the end, reflecting my confidence in what I considered the best opportunities. This decision also was guided by relatively narrow market conditions. To use an old football analogy, you have to take what the defense - or the market - is giving you. Like Penny, I saw investors returning to a greater appreciation for earnings and other fundamental considerations, so I tightened the fund's focus on companies with solid earnings prospects. In addition, the hot IPO (initial public offering) market created more competition for everyone, so I reasoned that earnings would be important to investors from that standpoint, too.

Q. PENNY, WHAT STOCKS DID WELL FOR THE FUND?

P.D. U.S. Foodservice, one of the fund's strongest performers, was boosted by the announced acquisition of the company in March by Dutch supermarket operator Ahold NV. Also contributing positively to performance was Sweden's Ericsson, which benefited from robust demand for its telephone system infrastructure business. Another holding that did well, Avon Products, reported upwardly revised earnings and sales forecasts in April. Finally, Japanese holding Furukawa Electric strengthened on the basis of its holdings of U.S. company JDS Uniphase, as well as increasing regard for the company's expertise in the field of WDM - wave division multiplexing. WDM involves using lasers and mirrors to split light into its component parts and increase the capacity of fiber-optic pathways.

Q. WHAT STOCKS DETRACTED FROM THE FUND'S PERFORMANCE?

P.D. One of the worst performers was U.S. firm Healtheon/WebMD, an online medical processing firm and the operator of a consumer-oriented Web portal. The stock was one of many that suffered in the recent correction because the company was not sufficiently far along in its development to have a significant earnings stream. There also were fears of greater competition as a result of a recent agreement by six large HMOs to form an online exchange for processing medical claims. Navisite, a leading U.S. provider in the high-growth Web hosting and application services areas that was still in the process of ramping up its sales, also was hit with selling because of the market's sudden intolerance for lack of earnings. We sold both stocks. U.K. stock Vodafone AirTouch backpedaled because of concerns about the escalating costs of third-generation cellular licenses. However, this company has a global presence and is poised to benefit from growth in the U.S. cellular communications market. Furthermore, its stock had a relatively modest valuation at the end of the period given Vodafone's cash flow growth prospects.

Q. WHAT'S YOUR OUTLOOK, PENNY?

P.D. The fund is still marginally overweighted in Japan because I believe that the restructuring trend will continue there and, over time, will benefit Japanese stocks. There are many world class companies in Japan, particularly in such new economy industries as electronic components and telecommunications equipment. In Europe, gross domestic product growth is accelerating, and export-related businesses should derive some help from the weak euro, which began the period trading at approximately $1.05 and finished around the $0.91 mark. As for the U.S., we think that economic growth is unsustainable at recent rates and should slow in the next few quarters. The big question is whether the Federal Reserve Board can engineer a soft landing for the economy - in other words, whether the Fed can cool growth enough to calm inflation fears while avoiding a recession. If the Fed can produce a soft landing, we may well see what so many investors have longed for recently - a broad-based advance in share prices.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

PENNY DOBKIN ON THE RECENT CORRECTION
IN NEW ECONOMY STOCKS:

"Whenever markets experience a sharp correction such as we've seen recently, many investors are bound to question whether it's just a `pause that refreshes' or a fundamental shift in investor psychology. Are we, in other words, entering a period where new economy stocks will remain out of favor and old economy sectors such as energy, health care - excluding biotechnology - chemicals, paper, steel, industrial equipment and so on will dominate?

"My interpretation is the current market environment will not last. Just as we saw one kind of extreme back in December, with investors asking few questions before jumping into technology investments of all kinds with both feet, I believe that we are now seeing another kind of extreme. The extreme narrowness of the recent advance in worldwide markets and unabating pressure on the interest-rate front
- especially in the U.S. - have combined to create some compelling short-term opportunities in many old economy stocks, including the cyclical and defensive sectors. However, the Internet is not going to go away. Long-term investing always has been about earnings growth, and the most dynamic earnings growth should continue to be found in the new economy sectors of technology, media and telecommunications.

"A lot of the current investor defensiveness is due, I believe, to rising interest rates. At some point soon, the delayed effects of higher interest rates should begin to kick in, resulting in slower U.S. growth, which also will relieve pressure on rates in Europe. Another factor that should contribute to more stable rates is the upcoming U.S. presidential election. The Federal Reserve Board will likely keep rates steady as the election nears to avoid making interest-rate policy a target of campaign rhetoric. Once rates settle down, investors should be more sanguine about stocks generally.

"This is not to say that we will return to the way things were at the end of 1999. I think many investors learned a hard lesson about the connection between earnings and stock prices during the first few months of 2000. Going forward, I see investors being much more selective about the stocks they purchase, new economy or old economy. We may have entered a period where basic business prospects and valuations will matter more than they have during the past year or two. If so, it bodes well for Fidelity Worldwide Fund, which is built on meticulous analysis of earnings prospects and other fundamental yardsticks of stock valuation."

FUND FACTS

GOAL: to provide long-term growth of capital by investing mainly in common stocks from around the world

FUND NUMBER: 318

TRADING SYMBOL: FWWFX

START DATE: May 30, 1990

SIZE: as of April 30, 2000, more than $1.1 billion

MANAGERS: Penelope Dobkin, since inception;
manager, Fidelity Europe Fund, 1986-1990;
Fidelity United Kingdom Fund, 1987-1989;
Fidelity Select Financial Services Portfolio,
1983-1986; joined Fidelity in 1980; Doug
Chase, since 1999; manager, Fidelity Export and
Multinational Fund, since February 2000; Fidelity
Advisor Consumer Industries Fund, 1997-1999;
various Fidelity Select Portfolios, 1994-1999;
joined Fidelity in 1992
(checkmark)

WORLDWIDE

INVESTMENT CHANGES




AS OF APRIL 30, 2000
France 6.1%
Row: 1, Col: 1, Value: 6.1
Row: 1, Col: 2, Value: 3.6
Row: 1, Col: 3, Value: 1.7
Row: 1, Col: 4, Value: 12.2
Row: 1, Col: 5, Value: 2.7
Row: 1, Col: 6, Value: 9.800000000000001
Row: 1, Col: 7, Value: 2.4
Row: 1, Col: 8, Value: 2.1
Row: 1, Col: 9, Value: 8.300000000000001
Row: 1, Col: 10, Value: 51.1
Germany 3.6%
Italy 1.7%
Japan 12.2%
United States 51.1%
Netherlands 2.7%
Other 9.8%
Sweden 2.4%
Switzerland 2.1%
United Kingdom 8.3%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
Canada 1.6%
Row: 1, Col: 1, Value: 1.6
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 3.3
Row: 1, Col: 4, Value: 15.1
Row: 1, Col: 5, Value: 3.5
Row: 1, Col: 6, Value: 8.699999999999999
Row: 1, Col: 7, Value: 1.6
Row: 1, Col: 8, Value: 2.7
Row: 1, Col: 9, Value: 9.4
Row: 1, Col: 10, Value: 48.7
France 5.4%
Germany 3.3%
Japan 15.1%
United States 48.7%
Netherlands 3.5%
Other 8.7%
Sweden 1.6%
Switzerland 2.7%
United Kingdom 9.4%

ASSET ALLOCATION

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Stocks and Investment Companies   88.1                    95.9

Short-Term Investments  and       11.9                    4.1
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Procter & Gamble Co.  (United     3.1                     0.3
States of America, Household
Products)

Vodafone AirTouch PLC             2.9                     1.6
(United Kingdom, Cellular)

Avon Products, Inc.  (United      2.5                     0.9
States of America, Household
Products)

AT&T Corp. (United States of      2.0                     0.5
America, Telephone Services)

Intel Corp. (United States of     1.9                     0.6
America, Electronics)

Telefonaktiebolaget LM            1.7                     0.8
Ericsson (Sweden,
Communications Equipment)

TotalFinaElf SA  (France, Oil     1.5                     1.2
& Gas)

Pinnacle Systems (United          1.5                     0.0
States of America,
Electrical Equipment)

Sonic Automotive, Inc.            1.4                     0.0
(United States of America,
Autos, Tires, & Accessories)

Texas Instruments, Inc.           1.3                     0.3
(United States of America,
Electronics)

                                  19.8                    6.2

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Technology                        16.3                    14.0

Utilities                         12.9                    12.6

Finance                           9.2                     19.1

Nondurables                       8.3                     6.5

Health                            8.2                     9.3

Energy                            8.0                     5.3

Industrial Machinery &            6.3                     6.3
Equipment

Durables                          4.9                     3.3

Media & Leisure                   4.2                     4.6

Basic Industries                  3.3                     3.7


WORLDWIDE

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 88.0%

                                 SHARES                        VALUE (NOTE 1)

AUSTRALIA - 0.7%

Australia & New Zealand           350,000                      $ 2,419,889
Banking Group Ltd.

Cable & Wireless Optus Ltd.       892,300                       2,881,454
(a)

Goodman Fielder Ltd.              680,700                       504,818

Publishing & Broadcasting         301,100                       2,338,504
Ltd.

Woodside Petroleum Ltd. (a)       33,800                        209,020

                                                                8,353,685

BELGIUM - 0.2%

Electrabel SA                     3,500                         848,241

Fortis B                          50,000                        1,265,548

                                                                2,113,789

BERMUDA - 0.0%

Flag Telecom Holdings Ltd.        10,000                        195,000

BRAZIL - 0.2%

Brahma Cervejaria (Compagnie)     114,500                       1,774,750
sponsored ADR

CANADA - 0.7%

Anderson Exploration Ltd. (a)     40,200                        643,395

BCE, Inc.                         8,000                         926,526

Canadian Hunter Exploration       22,300                        422,417
Ltd. (a)(c)

Canadian National Railway Co.     101,600                       2,837,088

GT Group Telecom, Inc. Class      7,000                         90,762
B (non-vtg.)

Rio Alto Exploration Ltd. (a)     24,200                        424,905

Sun Life Financial Services       175,000                       2,085,866
Canada, Inc.

                                                                7,430,959

DENMARK - 0.3%

Bang & Olufsen Holding AS         54,200                        1,799,983

Novo-Nordisk AS (B Shares)        11,500                        1,544,510

                                                                3,344,493

FINLAND - 1.5%

Metsa-Serla Oyj Class B Free      191,900                       1,631,885
Shares

Metso Oyj                         30,800                        407,054

Nokia AB sponsored ADR            144,000                       8,190,000

Pohjola Group Insurance Corp.     16,600                        827,615
Class B

Sampo Insurance Co. Ltd.          116,800                       4,428,626

Satama Interactive Oyj (a)        1,300                         15,273

UPM-Kymmene Corp.                 65,500                        1,701,449

                                                                17,201,902

FRANCE - 6.1%

Access Commerce SA                7,100                         420,634

Alcatel SA sponsored ADR          51,400                        2,335,488

Aventis SA:

(France)                          70,000                        3,937,500

(Germany)                         30,757                        1,665,188

AXA SA de CV                      40,500                        6,020,629

Banque Nationale de Paris         47,685                        3,863,816
(BNP)

Bouygues SA                       962                           615,524



                                 SHARES                        VALUE (NOTE 1)

Canal Plus SA                     2,500                        $ 483,069

Christian Dior SA                 3,100                         738,867

Compagnie de St. Gobain           9,900                         1,354,406

France Telecom SA                 47,000                        7,291,053

Havas Advertising SA              4,300                         2,151,660

ILOG SA sponsored ADR (a)         14,600                        525,600

Lafarge SA                        9,600                         797,118

Renault SA                        12,900                        587,885

Rhodia SA                         149,800                       2,785,318

Sanofi-Synthelabo SA              74,280                        2,779,188

Schneider SA                      17,900                        1,174,677

Societe Generale Class A          7,200                         1,494,924

Television Francaise 1 SA         5,200                         3,568,874

TotalFinaElf SA Class B           110,037                       16,643,096

Transiciel SA                     13,200                        1,766,171

Usinor Sacilor                    27,400                        360,870

Vivendi SA                        46,000                        4,561,625

                                                                67,923,180

GERMANY - 3.6%

BASF AG                           59,500                        2,607,982

Bayer AG                          46,300                        1,934,032

Bayerische Hypo-und               24,600                        1,502,252
Vereinsbank AG

DaimlerChrysler AG (Reg.)         12,500                        719,531

Deutsche Bank AG                  7,000                         471,493

Dresdner Bank AG                  56,100                        2,316,807

Fresenius Medical Care AG         36,200                        2,730,294

Infineon Technologies AG          2,500                         173,176

Jobs & Adverts AG (a)             733                           15,366

Kali Und Salz Beteiligungs AG     106,000                       1,419,255

MAN AG                            61,400                        2,034,256

Munich Reinsurance AG (Reg.)      23,600                        6,937,046

Primacom AG (a)                   54,000                        4,158,946

Salzgitter AG                     128,900                       1,022,127

SAP AG sponsored ADR              47,700                        2,343,263

Schering AG                       16,700                        2,366,899

Siemens AG                        24,800                        3,684,445

Software AG (a)                   10,500                        1,215,419

United Internet AG (a)            6,600                         1,702,406

Veba AG                           28,500                        1,433,893

                                                                40,788,888

HONG KONG - 0.9%

China Telecom Ltd. (a)            654,000                       4,796,681

Citic Pacific Ltd.                276,000                       1,264,999

Great Eagle Holdings Ltd.         1,062,000                     1,813,380

Hutchison Whampoa Ltd.            40,000                        582,866

Sun Hung Kai Properties Ltd.      198,000                       1,569,694

                                                                10,027,620

IRELAND - 0.3%

Bank of Ireland, Inc.             367,400                       2,478,014

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

IRELAND - CONTINUED

Independent Newspapers PLC        109,900                      $ 882,672
(United Kingdom)

Riverdeep Group PLC sponsored     5,600                         128,100
ADR

                                                                3,488,786

ITALY - 1.7%

Banca Nazionale del Lavoro        667,200                       2,172,203
(BNL)

Banca Popolare di Milano          142,600                       855,611

Luxottica Group Spa sponsored     59,900                        1,430,113
ADR

San Paolo Imi Spa                 49,100                        690,974

Telecom Italia Mobile Spa         244,100                       2,337,204

Telecom Italia Spa                703,500                       10,051,255

Unicredito Italiano Spa           256,800                       1,054,910

                                                                18,592,270

JAPAN - 12.2%

Advan Co. Ltd.                    25,900                        373,627

Advan Co. Ltd. New                25,900                        373,627

Amada Co. Ltd.                    205,000                       1,865,360

Asatsu-DK, Inc.                   17,000                        701,128

Bank of Tokyo-Mitsubishi Ltd.     68,000                        876,567

Canon Sales Co., Inc.             103,000                       1,647,771

Chukyo Coca-Cola Bottling Co.     44,000                        425,190
Ltd.

Crayfish Co. Ltd. sponsored       2,000                         29,750
ADR

CSK Corp.                         5,900                         226,419

Daiwa Securities Group, Inc.      89,000                        1,357,962

DDI Corp.                         271                           3,107,453

Fuji Bank Ltd.                    195,000                       1,622,896

Fuji Coca-Cola Bottling Co.       19,000                        180,091
Ltd.

Fuji Heavy Industries Ltd.        202,000                       1,541,058

Fuji Television Network, Inc.     35                            582,578

Fujikura Ltd.                     403,000                       1,799,972

Fujitsu Ltd.                      146,000                       4,131,311

Furukawa Electric Co. Ltd.        841,000                       11,657,657

Hikari Tsushin, Inc.              3,300                         476,050

Hitachi Chemical Co. Ltd.         47,000                        1,199,556

Hokkaido Coca-Cola Bottling       57,000                        653,597
Co. Ltd.

Honda Motor Co. Ltd. (a)          29,000                        1,283,250

Industrial Bank of Japan Ltd.     76,000                        625,485
(IBJ) (a)

Ito-Yokado Co. Ltd.               40,000                        2,918,439

Kansai Electric Power Co.,        135,300                       2,126,965
Inc.

KDD Corp.                         27,900                        3,230,146

Koa Denko Co. Ltd.                58,000                        1,684,113

Kokusai Securities Co. Ltd.       35,000                        498,428

Kyocera Corp.                     70,000                        11,624,375

Meitec Corp.                      12,800                        401,258

Mikasa Coca Cola Bottling Co.     74,000                        602,182

Minolta Co. Ltd.                  412,000                       1,447,753

Mitsubishi Electric Corp.         520,000                       4,438,321

Mitsumi Electric Co. Ltd.         109,000                       4,495,469

NEC Corp.                         194,000                       5,274,274

Nichicon Corp.                    115,000                       3,083,965



                                 SHARES                        VALUE (NOTE 1)

Nikko Securities Co. Ltd.         195,000                      $ 2,299,103

Nippon Computer Systems Corp.     150,000                       2,899,020

Nippon Telegraph & Telephone      592                           7,335,676
Corp.

Nomura Securities Co. Ltd.        70,000                        1,760,681

NTT DoCoMo, Inc.                  19                            634,270

Oki Electric Industry Co.         272,000                       1,911,596
Ltd. (a)

Omron Corp.                       160,000                       4,349,917

ORIX Corp.                        17,400                        2,481,117

Pioneer Corp.                     39,000                        1,063,899

Ricoh Co. Ltd.                    121,000                       2,551,137

Sakura Bank Ltd.                  200,000                       1,401,886

Sankyo Co. Ltd.                   40,000                        880,340

Sanwa Bank Ltd.                   109,000                       1,052,303

Shikoku Coca-Cola Bottling        50,000                        559,460
Co. Ltd.

Shinko Securities Co. Ltd.        397,000                       1,736,462

Softbank Corp.                    2,400                         590,346

Softbank Corp. New                4,800                         1,180,692

Sony Corp.                        20,500                        2,312,656

Sony Corp. New                    20,500                        2,312,656

Sumitomo Electric Industries      87,000                        1,157,694
Ltd.

Takeda Chemical Industries        70,000                        4,602,367
Ltd.

Tokyo Broadcasting System,        40,000                        1,738,487
Inc.

Tokyo Seimitsu Co. Ltd.           3,000                         313,483

Toyota Motor Corp.                73,000                        3,647,719

Trans Cosmos, Inc.                800                           159,053

Tsubaki Nakashima Co. Ltd.        57,000                        712,632

Yakult Honsha Co. Ltd.            58,000                        595,339

Yamada Denki Co. Ltd.             9,000                         749,029

Yamanouchi Pharmaceutical Co.     60,000                        3,168,115
Ltd.

Yokogawa Electric Corp.           158,000                       1,205,382

                                                                135,926,560

KOREA (SOUTH) - 0.8%

Samsung Electro-Mechanics Co.     52,200                        3,551,341

Samsung Electronics Co. Ltd.      17,120                        4,628,070

SK Telecom Co. Ltd. ADR           14,700                        471,319

                                                                8,650,730

LUXEMBOURG - 0.6%

Audiofina                         49,400                        6,100,973

Carrier1 International SA ADR     7,300                         116,800

                                                                6,217,773

MARSHALL ISLANDS - 0.1%

Teekay Shipping Corp.             20,300                        666,094

MEXICO - 0.7%

Grupo Televisa SA de CV           23,400                        1,484,438
sponsored ADR (a)

Telefonos de Mexico SA de CV      40,000                        2,352,500
Series L sponsored ADR

Tubos de Acero de Mexico SA       68,100                        1,017,244
sponsored ADR

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

MEXICO - CONTINUED

TV Azteca SA de CV sponsored      55,200                       $ 607,200
ADR

Wal-Mart de Mexico SA de CV       877,000                       1,875,786
Series C (a)

                                                                7,337,168

NETHERLANDS - 2.7%

ABN AMRO Holding NV               57,000                        1,176,728

Akzo Nobel NV                     21,300                        874,207

Fortis Amev NV                    39,000                        983,218

IHC Caland NV                     20,100                        815,246

ING Groep NV  (Certificaten       67,900                        3,714,485
Van Aandelen)

Koninklijke Ahold NV              179,200                       4,189,462

Koninklijke KPN NV                37,300                        3,768,577

Koninklijke Philips               176,400                       7,889,464
Electronics NV

NBM-Amstelland NV                 64,200                        804,582

Toolex International NV (a)       2,680                         46,411

United Pan-Europe                 63,000                        2,298,577
Communications NV (a)

Vendex KBB NV                     203,800                       3,148,522

Wegener NV                        14,200                        219,377

                                                                29,928,856

NEW ZEALAND - 0.1%

Fletcher Challenge Ltd. -         257,400                       593,597
Energy Division

Telecom Corp. of New Zealand      160,000                       675,816
Ltd.

                                                                1,269,413

NORWAY - 0.7%

Bergesen dy ASA (A Shares)        74,800                        1,259,055

Christiania Bank Og               325,000                       1,504,840
Kreditkasse

DNB Holding ASA                   746,900                       2,623,003

Opticom ASA (a)                   3,100                         327,642

Petroleum Geo-Services ASA (a)    103,300                       1,617,465

Tandberg ASA (a)                  51,700                        792,169

                                                                8,124,174

PANAMA - 0.2%

Carnival Corp.                    101,300                       2,519,838

PHILIPPINES - 0.0%

Manila Electric Co. Class B       289,000                       518,009

PORTUGAL - 0.1%

Banco Pinto & Sotto Mayor SA      75,000                        1,578,404

SINGAPORE - 0.2%

Flextronics International         17,400                        1,222,350
Ltd. (a)

Oversea-Chinese Banking Corp.     98,000                        671,902
Ltd.

Overseas Union Bank Ltd.          206,800                       945,233

                                                                2,839,485

SPAIN - 0.9%

Banco Santander Central           187,400                       1,959,142
Hispano SA



                                 SHARES                        VALUE (NOTE 1)

Iberdrola SA                      33,100                       $ 425,685

Telefonica SA (a)                 352,084                       7,855,802

                                                                10,240,629

SWEDEN - 2.4%

ABB Ltd. (Sweden)                 8,966                         1,004,166

Elanders AB (B Shares)            11,900                        381,171

Electrolux AB                     120,200                       2,039,501

Investor AB (B Shares)            156,400                       2,207,060

Modern Times Group AB (MTG)       35,000                        1,728,676
(B Shares) (a)

Tele1 Europe Holding AB (a)       23,900                        377,419

Telefonaktiebolaget LM
Ericsson:

(B Shares)                        30,000                        2,653,125

sponsored ADR                     185,000                       16,360,938

                                                                26,752,056

SWITZERLAND - 2.1%

Credit Suisse Group (Reg.)        34,500                        6,251,745

Edipresse SA (Bearer)             2,210                         1,073,502

Gretag Imaging Holding AG         100                           20,157
(Reg. D)

Nestle SA (Reg.)                  1,827                         3,230,995

Novartis AG (Reg.)                2,000                         2,802,792

PubliGroupe SA                    352                           272,344

Roche Holding AG                  452                           4,735,614
participation certificates

Tecan AG                          783                           676,869

UBS AG                            14,500                        3,563,845

Valora Holding AG                 5,000                         1,303,083

                                                                23,930,946

TAIWAN - 0.5%

Polaris Securities Co. Ltd.       352,000                       423,389

Taiwan Semiconductor              302,000                       1,944,566
Manufacturing Co. Ltd. (a)

United Microelectronics Corp.     918,000                       3,105,507

                                                                5,473,462

UNITED KINGDOM - 8.3%

Allied Zurich PLC                 417,700                       4,136,718

Amvescap PLC                      100,000                       1,442,425

Barclays PLC                      71,800                        1,831,508

BBA Group PLC                     110,000                       674,996

BOC Group PLC                     26,300                        431,859

Bodycote International PLC        143,300                       550,976

Booker PLC (a)                    525,600                       1,036,980

BP Amoco PLC sponsored ADR        147,032                       7,498,632

British Aerospace PLC             379,200                       2,321,004

Cable & Wireless PLC ADR          100,000                       4,937,500

Caradon PLC                       434,700                       1,080,490

Carlton Communications PLC        254,500                       3,060,131

Cordiant PLC                      305,700                       1,443,711

George Wimpey PLC                 296,000                       530,835

Glaxo Wellcome PLC                130,000                       4,082,813

Jazztel PLC sponsored ADR         12,900                        670,800

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Millennium & Copthorne Hotels     166,300                      $ 1,053,281
PLC

Misys PLC                         28,000                        318,840

Morgan Crucible Co. PLC           192,700                       764,863

Persimmon PLC                     252,300                       784,680

Reuters Group PLC sponsored       9,500                         990,969
ADR

Royal & Sun Alliance              181,727                       1,012,092
Insurance Group PLC

Royal Bank of Scotland Group      286,896                       4,441,330
PLC

Scottish Media Group PLC          41,000                        745,214

Severn Trent PLC                  154,000                       1,558,642

Shell Transport & Trading Co.     663,400                       5,334,838
PLC (Reg.)

Smith & Nephew PLC                606,100                       1,741,916

SmithKline Beecham PLC            36,000                        2,475,000
sponsored ADR

SSL International PLC             52,100                        528,116

St. James's Place Capital PLC     250,000                       866,076

Taylor Nelson Sofres PLC          143,300                       551,644

Tempus Group PLC                  51,000                        386,635

Trinity Mirror PLC                71,800                        556,033

Vodafone AirTouch PLC             1,939,935                     9,117,705

Vodafone AirTouch PLC             503,000                       23,641,000
sponsored ADR

                                                                92,600,252

UNITED STATES OF AMERICA -
39.2%

Abbott Laboratories               62,900                        2,417,719

AMBAC Financial Group, Inc.       104,700                       5,025,600

AT&T Corp.                        392,100                       18,306,169

AT&T Corp. - Liberty Media        95,700                        4,779,019
Group  Class A (a)

AutoNation, Inc. (a)              1,462,200                     13,342,575

Avon Products, Inc.               678,169                       28,144,014

Baker Hughes, Inc.                191,900                       6,104,819

Ball Corp.                        129,400                       4,076,100

Baxter International, Inc.        31,300                        2,038,413

BellSouth Corp.                   79,955                        3,892,809

Biomet, Inc.                      23,500                        838,656

Bristol-Myers Squibb Co.          190,272                       9,977,388

Calpine Corp. (a)                 69,200                        6,331,800

Cardinal Health, Inc.             204,200                       11,243,763

Caterpillar, Inc.                 117,706                       4,642,030

Church & Dwight Co., Inc.         149,500                       2,672,313

Cisco Systems, Inc. (a)           108,800                       7,542,900

Compaq Computer Corp.             319,300                       9,339,525

Computer Sciences Corp. (a)       57,800                        4,714,313

Conoco, Inc. Class B              392,700                       9,768,413

Dial Corp.                        1,007,085                     14,036,247

Ditech Communications Corp.       50,482                        4,328,832

Dynegy, Inc. Class A              72,550                        4,747,491

Eli Lilly & Co.                   140,672                       10,875,704



                                 SHARES                        VALUE (NOTE 1)

Extended Systems, Inc. (a)        13,700                       $ 544,575

General Dynamics Corp.            68,000                        3,978,000

Grant Prideco, Inc. (a)           34,400                        662,200

H&R Block, Inc.                   56,095                        2,345,472

Halliburton Co.                   189,419                       8,369,952

Infinity Broadcasting Corp.       43,900                        1,489,856
Class A (a)

Insurance Auto Auctions, Inc.     105,400                       1,752,275
(a)

Intel Corp.                       164,700                       20,886,019

International Business            45,000                        5,023,125
Machines Corp.

Keebler Foods Co.                 69,662                        2,189,999

Kinder Morgan, Inc.               83,300                        2,525,031

MapInfo Corp. (a)                 69,650                        2,063,381

MetLife, Inc.                     95,600                        1,583,375

Micron Technology, Inc. (a)       76,500                        10,652,625

Mohawk Industries, Inc. (a)       106,800                       2,649,975

MRV Communications, Inc. (a)      86,100                        5,935,519

Nabors Industries, Inc. (a)       71,800                        2,831,613

NCO Group, Inc. (a)               234,711                       8,068,191

Noble Drilling Corp. (a)          194,700                       7,775,831

Overseas Shipholding Group,       171,900                       4,501,631
Inc.

Parker-Hannifin Corp.             80,900                        3,761,850

Phelps Dodge Corp.                154,100                       7,127,125

Pinnacle Systems (a)              684,592                       16,430,208

Procter & Gamble Co.              576,100                       34,349,952

Schering-Plough Corp.             173,400                       6,990,188

SCM Microsystems, Inc. (a)        3,900                         308,588

SeaChange International, Inc.     53,800                        1,614,000
(a)

Shaw Industries, Inc.             153,400                       2,425,638

Siebel Systems, Inc. (a)          43,200                        5,308,200

Sonic Automotive, Inc. (a)        1,380,700                     15,360,288

Steris Corp. (a)                  86,600                        779,400

Sunoco, Inc.                      96,300                        2,919,094

Superior Energy Services,         264,300                       2,444,775
Inc. (a)

Texas Instruments, Inc.           91,100                        14,837,913

Time Warner, Inc.                 52,000                        4,676,750

Tosco Corp.                       44,800                        1,436,400

Travelocity.com, Inc. (a)         29,500                        519,938

UnumProvident Corp.               86,300                        1,467,100

Vastar Resources, Inc.            129,900                       10,473,188

Viad Corp.                        126,789                       3,217,271

Vitesse Semiconductor Corp.       34,200                        2,327,738
(a)

Warner-Lambert Co.                111,737                       12,717,067

Weatherford International,        34,400                        1,397,500
Inc.

                                                                437,905,428

TOTAL COMMON STOCKS                            983,714,599
(Cost $859,756,044)

INVESTMENT COMPANIES - 0.1%



KOREA (SOUTH) - 0.1%

Korea Fund, Inc. (The) (a)        51,600                        641,775
(Cost $864,668)

CASH EQUIVALENTS - 10.8%

                                 SHARES                        VALUE (NOTE 1)

Central Cash Collateral Fund,     33,625,209                   $ 33,625,209
5.94% (b)

Taxable Central Cash Fund,        87,694,642                    87,694,642
5.77% (b)

TOTAL CASH EQUIVALENTS                         121,319,851
(Cost $121,319,851)

TOTAL INVESTMENT PORTFOLIO -                                    1,105,676,225
98.9%
(Cost $981,940,563)

NET OTHER ASSETS - 1.1%                                         11,888,915

NET ASSETS - 100%                             $ 1,117,565,140

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $422,417 or 0.0% of net assets.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,450,891,433 and $1,534,853,820, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $48,453 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $34,442,183. The fund received cash collateral of $33,625,209 which was invested in cash equivalents and U.S. Treasury Obligations valued at $2,153,092.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $986,582,831. Net unrealized appreciation aggregated $119,093,394, of which $169,358,309 related to appreciated investment securities and $50,264,915 related to depreciated investment securities.

WORLDWIDE
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 1,105,676,225
value  (cost $981,940,563) -
 See accompanying schedule

Foreign currency held at                      14,796,108
value  (cost $14,769,926)

Receivable for investments                    54,599,110
sold

Receivable for fund shares                    1,950,827
sold

Dividends receivable                          2,374,203

Interest receivable                           327,450

Other receivables                             79,468

 TOTAL ASSETS                                 1,179,803,391

LIABILITIES

Payable for investments        $ 23,655,780
purchased

Payable for fund shares         4,026,786
redeemed

Accrued management fee          668,196

Other payables and  accrued     262,280
expenses

Collateral on securities        33,625,209
loaned,  at value

 TOTAL LIABILITIES                            62,238,251

NET ASSETS                                   $ 1,117,565,140

Net Assets consist of:

Paid in capital                              $ 865,575,768

Distributions in excess of                    (564,921)
net investment income

Accumulated undistributed net                 128,916,521
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   123,637,772
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 56,906,891                   $ 1,117,565,140
shares outstanding

NET ASSET VALUE, offering                     $19.64
price  and redemption price
per share ($1,117,565,140
(divided by) 56,906,891
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                              $ 5,917,471
Dividends

Interest                                        1,353,566

Security lending                                98,200

                                                7,369,237

Less foreign taxes withheld                     (454,095)

 TOTAL INCOME                                   6,915,142

EXPENSES

Management fee                   $ 3,939,232

Transfer agent fees               1,470,130

Accounting and security           275,819
lending fees

Non-interested trustees'          2,091
compensation

Custodian fees and expenses       187,755

Registration fees                 59,289

Audit                             28,047

Legal                             18,839

Miscellaneous                     1,826

 Total expenses before            5,983,028
reductions

 Expense reductions               (320,657)     5,662,371

NET INVESTMENT INCOME                           1,252,771

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            132,356,013

 Foreign currency transactions    150,737       132,506,750

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (4,374,703)

 Assets and liabilities in        (97,842)      (4,472,545)
foreign currencies

NET GAIN (LOSS)                                 128,034,205

NET INCREASE (DECREASE) IN                     $ 129,286,976
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 270,605
Expense reductions Directed
brokerage arrangements

 Custodian credits                              11,675

 Transfer agent credits                         38,377

                                               $ 320,657

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ 1,252,771                 $ 4,529,623
income

 Net realized gain (loss)         132,506,750                 93,684,754

 Change in net unrealized         (4,472,545)                 120,565,932
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       129,286,976                 218,780,309
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (4,609,054)                 (6,008,790)
From net investment income

 In excess of net investment      (564,921)                   -
income

 From net realized gain           (78,632,646)                (26,442,347)

 TOTAL DISTRIBUTIONS              (83,806,621)                (32,451,137)

Share transactions Net            390,643,791                 565,425,727
proceeds from sales of shares

 Reinvestment of distributions    81,442,423                  31,563,831

 Cost of shares redeemed          (380,836,421)               (774,588,535)

 NET INCREASE (DECREASE) IN       91,249,793                  (177,598,977)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       136,730,148                 8,730,195
IN NET ASSETS

NET ASSETS

 Beginning of period              980,834,992                 972,104,797

 End of period (including        $ 1,117,565,140             $ 980,834,992
under (over) distribution of
net investment income of
$(564,921)  and $4,445,154,
respectively)

OTHER INFORMATION
Shares

 Sold                             19,875,774                  32,894,318

 Issued in reinvestment of        4,348,232                   2,000,226
distributions

 Redeemed                         (19,295,229)                (45,257,975)

 Net increase (decrease)          4,928,777                   (10,363,431)


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA        (UNAUDITED)                      1999                     1998       1997         1996

Net asset value, beginning of  $ 18.87                          $ 15.59                  $ 17.27    $ 15.18      $ 13.32
period

Income from Investment
Operations

Net investment income           .02 D                            .08 D                    .16 D      .21 D, F     .22

Net realized and unrealized     2.37                             3.74                     (.57)      2.43         1.79
gain (loss)

Total from investment           2.39                             3.82                     (.41)      2.64         2.01
operations

Less Distributions

 From net investment income     (.09)                            (.10)                    (.11)      (.17)        (.15)

In excess of net investment     (.01)                            -                        -          -            -
income

From net realized gain          (1.52)                           (.44)                    (1.16)     (.38)        -

Total distributions             (1.62)                           (.54)                    (1.27)     (.55)        (.15)

Net asset value, end of period $ 19.64                          $ 18.87                  $ 15.59    $ 17.27      $ 15.18

TOTAL RETURN B, C               13.08%                           25.18%                   (2.38)%    17.95%       15.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,117,565                      $ 980,835                $ 972,105  $ 1,161,191  $ 877,218
(000 omitted)

Ratio of expenses to average    1.12% A                          1.12%                    1.15%      1.18%        1.19%
net assets

Ratio of expenses to average    1.06% A, E                       1.07% E                  1.12% E    1.16% E      1.18% E
net assets after  expense
reductions

Ratio of net investment         .23% A                           .47%                     .91%       1.24%        1.71%
income to average net assets

Portfolio turnover rate         290% A                           164%                     100%       85%          49%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.

F INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.06 PER
SHARE.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 13.96
period

Income from Investment
Operations

Net investment income             .17

Net realized and unrealized       (.08)
gain (loss)

Total from investment             .09
operations

Less Distributions

 From net investment income       (.16)

In excess of net investment       -
income

From net realized gain            (.57)

Total distributions               (.73)

Net asset value, end of period   $ 13.32

TOTAL RETURN B, C                 .95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 659,045
(000 omitted)

Ratio of expenses to average      1.17%
net assets

Ratio of expenses to average      1.16% E
net assets after  expense
reductions

Ratio of net investment           2.05%
income to average net assets

Portfolio turnover rate           70%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.

F INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.06 PER
SHARE.


NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Global Balanced Fund, Fidelity International Growth & Income Fund, Fidelity Diversified International Fund, Fidelity Aggressive International Fund (formerly Fidelity International Value Fund), Fidelity Overseas Fund and Fidelity Worldwide Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities for which quotations are readily available are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income, distributions in excess of net investment income and accumulated undistributed net realized gain
(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the funds less than 30 days will be subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares, beginning May 31, 2000. The fee, which will be retained by the funds, will be accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC) the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as either interest income or security lending income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee for Diversified International, Aggressive International and Overseas is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED

net assets over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, each fund's management fees was equivalent to the following annualized rates expressed as a percentage of average net assets after the performance adjustment, if applicable:

Global Balanced                 .73%

International Growth & Income   .73%

Diversified International       .83%

Aggressive International        .86%

Overseas                        .89%

Worldwide                       .73%

SUB-ADVISER FEE. FMR, on behalf of the funds, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited (FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Shares of International Growth & Income purchased prior to October 12, 1990, are subject to a 1% deferred sales charge upon redemption. The amounts received by FDC for deferred sales charges are shown under the caption "Other Information" on the fund's Statement of Operations.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each fund's transfer agent fees was equivalent to an annualized rate expressed as a percentage of average net assets:

Global Balanced                 .25%

International Growth & Income   .24%

Diversified International       .25%

Aggressive International        .20%

Overseas                        .24%

Worldwide                       .28%

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. SECURITY LENDING.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral(in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. BANK BORROWINGS.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding a fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of certain funds' expenses.

In addition, through arrangements with certain fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's
Statement of Operations.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's schedule of investments.

9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of the Fidelity Aggressive International Fund (formerly Fidelity International Value
Fund), the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended October 31, 2000. During the two most recent fiscal years and through January 20, 2000, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between Fidelity Aggressive International Fund and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
 (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert Lawrence, VICE PRESIDENT, DIVERSIFIED INTERNATIONAL FUND Richard Spillane Jr., VICE PRESIDENT, INTERNATIONAL GROWTH &
 INCOME FUND, AGGRESSIVE INTERNATIONAL FUND, OVERSEAS FUND,
 WORLDWIDE FUND
Penelope A. Dobkin, VICE PRESIDENT, WORLDWIDE FUND
Gregory Fraser, VICE PRESIDENT, DIVERSIFIED INTERNATIONAL FUND Richard Mace Jr., VICE PRESIDENT, AGGRESSIVE INTERNATIONAL FUND,
 OVERSEAS FUND
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria F. Dwyer, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S INTERNATIONAL EQUITY FUNDS
Aggressive International Fund
Canada Fund
Diversified International Fund
Emerging Markets Fund
Europe Fund
Europe Capital Appreciation Fund
France Fund
Germany Fund
Global Balanced Fund
Hong Kong and China Fund
International Growth & Income Fund
Japan Fund
Japan Small Companies Fund
Latin America Fund
Nordic Fund
Overseas Fund
Pacific Basin Fund
Southeast Asia Fund
United Kingdom Fund
Worldwide Fund
CORPORATE HEADQUARTERS
82 Devonshire Street
Boston, MA 02109
1-800-544-8888
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
 BULK RATE
U.S. Postage
PAID
Fidelity
Investments
P.O. Box 193
Boston, MA 02101

(2_FIDELITY_LOGOS)FIDELITY'S
TARGETED INTERNATIONAL EQUITY
FUNDS
Fidelity(registered trademark) Canada Fund
Fidelity Emerging Markets Fund
Fidelity Europe Fund
Fidelity Europe Capital Appreciation Fund
Fidelity Hong Kong and China Fund
Fidelity Japan Fund
Fidelity Japan Smaller Companies Fund
Fidelity Latin America Fund
Fidelity Nordic Fund
Fidelity Pacific Basin Fund
Fidelity Southeast Asia Fund

SEMIANNUAL REPORT

APRIL 30, 2000

CONTENTS


MARKET RECAP                   4    A REVIEW OF WHAT HAPPENED IN
                                    WORLD MARKETS
                                    DURING THE PAST 6 MONTHS.

CANADA FUND                    5    PERFORMANCE
                               6    FUND TALK: THE MANAGERS'
                                    OVERVIEW
                               7    INVESTMENT CHANGES
                               8    INVESTMENTS
                               12   FINANCIAL STATEMENTS

EMERGING MARKETS FUND          14   PERFORMANCE
                               15   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                               16   INVESTMENT CHANGES
                               17   INVESTMENTS
                               20   FINANCIAL STATEMENTS

EUROPE FUND                    22   PERFORMANCE
                               23   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                               24   INVESTMENT CHANGES
                               25   INVESTMENTS
                               28   FINANCIAL STATEMENTS

EUROPE CAPITAL APPRECIATION    30   PERFORMANCE
FUND                           31   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                               32   INVESTMENT CHANGES
                               33   INVESTMENTS
                               35   FINANCIAL STATEMENTS

HONG KONG AND CHINA FUND       37   PERFORMANCE
                               38   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                               39   INVESTMENT CHANGES
                               40   INVESTMENTS
                               43   FINANCIAL STATEMENTS

JAPAN FUND                     45   PERFORMANCE
                               46   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                               47   INVESTMENT CHANGES
                               48   INVESTMENTS
                               51   FINANCIAL STATEMENTS

JAPAN SMALLER COMPANIES FUND   53   PERFORMANCE
                               54   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                               55   INVESTMENT CHANGES
                               56   INVESTMENTS
                               59   FINANCIAL STATEMENTS

LATIN AMERICA FUND             61   PERFORMANCE
                               62   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                               63   INVESTMENT CHANGES
                               64   INVESTMENTS
                               66   FINANCIAL STATEMENTS

NORDIC FUND                    68   PERFORMANCE
                               69   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                               70   INVESTMENT CHANGES
                               71   INVESTMENTS
                               73   FINANCIAL STATEMENTS

PACIFIC BASIN FUND             75   PERFORMANCE
                               76   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                               77   INVESTMENT CHANGES
                               78   INVESTMENTS
                               81   FINANCIAL STATEMENTS

SOUTHEAST ASIA FUND            83   PERFORMANCE
                               84   FUND TALK: THE MANAGER'S
                                    OVERVIEW
                               85   INVESTMENT CHANGES
                               86   INVESTMENTS
                               88   FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS  90   NOTES TO THE FINANCIAL
                                    STATEMENTS


PROXY VOTING RESULTS           94

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company. This report is printed on recycled paper using soy-based inks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF EACH FUND'S PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

MARKET RECAP


Stock markets around the world demonstrated remarkable parallels in general performance during the six-month period ending April 30, 2000. The first four months of the period were characterized by investors' infatuation with new economy stocks - primarily technology and communications issues - at the expense of nearly every other segment of the market. In March and April, however, rising interest rates and inflation fears in the U.S. helped spark a worldwide tech sell-off that, for the most part, wiped out all of 2000's year-to-date gains.

EUROPE: New economy stocks lifted the Old World's equity markets for most of the six months ending April 30, 2000. Europe entered the period on an upbeat note. Its overall economy was improving, corporate profits were rising, and its equity markets were enjoying the rapid appreciation of Internet and wireless stocks. That backdrop lasted through mid-March, when new economy stocks hit the wall. From that point through the end of April, European equity markets fell in conjunction with the rest of the world's. Overall, however, the six-month period was a strong one given the 8.43% return of the Morgan Stanley Capital International (MSCI) Europe Index.

EMERGING MARKETS: Traditionally among the most turbulent investment opportunities, emerging markets were some of the strongest performers during the past six months. Asian emerging markets performed very well for the most part, but were among the first regions to fall victim to volatile new economy stocks and U.S. inflation fears. South Korea and Hong Kong were two of the stronger performers, while Taiwan, India and Singapore all benefited from their well-developed technology industries. For the period, the MSCI All Country Asia Free ex-Japan Index returned 7.23%. Latin American emerging markets performed even better, based on the 20.84% return of the MSCI Emerging Markets Free-Latin America Index. Mexico, the largest country in the index, was its top performer. European emerging markets also were solid. Russia was a tremendous turnaround story, while the Turkish market posted exceptional gains, boosted by an International Monetary Fund loan and its European Union candidacy.

JAPAN AND THE FAR EAST: After gaining a stellar 75.89% in 1999, the Tokyo Stock Exchange Index - a gauge of the Japanese market better known as TOPIX - was down over 9% through the first four months of 2000. What changed? Japan's economy, the world's second largest, slipped into a recession late last year, and investors began to shy away from "New Japan" - akin to new economy - stocks on fears that profit expectations would not be met and that the stocks were overpriced. For the six months ending April 30, 2000, the TOPIX index was up 2.10%. Conversely, Hong Kong and China maintained their momentum from 1999, benefiting in part from fast-growing economies and China's impending entry into the World Trade Organization. For the period, the Hang Seng Index returned 16.77%.

U.S. AND CANADA: Record-setting equity market performance driven by soaring telecommunications and technology stocks, a strong economy, historically low levels of unemployment, and a Federal Reserve Board trying to keep it all from spiraling out of control were just a few of the contributing factors to U.S. stock market performance for the past six months. And how this story ended was similar around the world - with a steep, six-week plunge in new economy stocks that wiped out most of the new year's gains. For the six-month period, the Standard & Poor's 500SM Index returned 7.20%. The tech-heavy NASDAQ Composite Index gained 30.28% - despite falling over 15% in the month of April - while the Dow Jones Industrial Average gained 0.78%. The Canadian equity market - traditionally driven by natural resources stocks - also benefited from surging tech shares, which in 1999 helped the Toronto Stock Exchange (TSE) 300 post its best performance of the decade. Also, because the TSE 300 was a bit broader than most major equity indexes, it didn't fall as much during the tech correction in April. The TSE gained 28.83% during the past six months, one of the best returns of any broad-based equity index in the world for that time.

BONDS: Accelerating interest rates and compelling stock market returns took their toll on U.S. fixed-income investments. However, many bonds bounced back somewhat as a haven from turbulent equities in the later stages of the six-months ending April 30. During this time, the U.S. taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained 1.42%. Treasuries were one of the strongest bond segments in the U.S., sparked by the Treasury's plans to buy back long-term debt and curtail future government debt auctions. For the period, the Lehman Brothers Long Term Government Index returned 4.54%. Government bonds internationally fared even worse, highlighted by the Salomon Brothers Non-U.S. World Government Bond Index return of -6.86%. For bonds, emerging markets were the place to be, as the JP Morgan Emerging Markets Bond Index returned 12.43% for the past six months.


 Standard & Poor's 500 Index Morgan Stanley Capital International
Europe, Australasia, Far East Index

 * YEAR TO DATE THROUGH APRIL 30, 2000.
Row: 1, Col: 1, Value: nil
Row: 1, Col: 2, Value: nil
Row: 2, Col: 1, Value: 6.1
Row: 2, Col: 2, Value: 7.38
Row: 3, Col: 1, Value: 31.57
Row: 3, Col: 2, Value: 56.16
Row: 4, Col: 1, Value: 18.56
Row: 4, Col: 2, Value: 69.44000000000001
Row: 5, Col: 1, Value: 5.1
Row: 5, Col: 2, Value: 24.63
Row: 6, Col: 1, Value: 16.61
Row: 6, Col: 2, Value: 28.27
Row: 7, Col: 1, Value: 31.69
Row: 7, Col: 2, Value: 10.53
Row: 8, Col: 1, Value: -3.1
Row: 8, Col: 2, Value: -23.45
Row: 9, Col: 1, Value: 30.47
Row: 9, Col: 2, Value: 12.13
Row: 10, Col: 1, Value: 7.619999999999999
Row: 10, Col: 2, Value: -12.17
Row: 11, Col: 1, Value: 10.08
Row: 11, Col: 2, Value: 32.56
Row: 12, Col: 1, Value: 1.32
Row: 12, Col: 2, Value: 7.78
Row: 13, Col: 1, Value: 37.58
Row: 13, Col: 2, Value: 11.21
Row: 14, Col: 1, Value: 22.96
Row: 14, Col: 2, Value: 6.05
Row: 15, Col: 1, Value: 32.11
Row: 15, Col: 2, Value: 4.819999999999999
Row: 16, Col: 1, Value: 28.58
Row: 16, Col: 2, Value: 20.27
Row: 17, Col: 1, Value: 12.03
Row: 17, Col: 2, Value: 12.79
Row: 18, Col: 1, Value: -0.78
Row: 18, Col: 2, Value: -5.3
%
CANADA
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CANADA                  33.86%         41.41%       79.50%        153.71%

FIDELITY CANADA   (INCL.         29.84%         37.17%       74.12%        146.10%
3.00% SALES CHARGE)

Toronto Stock Exchange 300       28.83%         32.96%       118.68%       181.25%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Toronto Stock Exchange (TSE) 300 Index - a market capitalization-weighted index of 300 stocks traded in the Canadian market.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CANADA                  41.41%       12.41%        9.76%

FIDELITY CANADA  (INCL. 3.00%    37.17%       11.73%        9.42%
SALES CHARGE)

Toronto Stock Exchange 300       32.96%       16.94%        10.89%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             Canada                      Toronto Stck Exchange 300
             00309                       DR001
  1990/04/30       9700.00                    10000.00
  1990/05/31      10338.16                    10681.34
  1990/06/30      10579.24                    10699.83
  1990/07/31      10664.33                    10883.21
  1990/08/31      10047.44                    10224.78
  1990/09/30       9884.36                     9702.06
  1990/10/31       9622.00                     9384.95
  1990/11/30       9933.99                     9646.93
  1990/12/31      10246.12                    10065.74
  1991/01/31      10291.56                    10105.15
  1991/02/28      11238.17                    10847.21
  1991/03/31      11730.41                    10919.58
  1991/04/30      11821.28                    10908.01
  1991/05/31      12343.81                    11278.09
  1991/06/30      12358.96                    11107.91
  1991/07/31      12321.09                    11270.56
  1991/08/31      12215.07                    11321.80
  1991/09/30      11806.14                    11044.59
  1991/10/31      12328.67                    11565.42
  1991/11/30      11866.72                    11261.80
  1991/12/31      12058.05                    11316.13
  1992/01/31      12275.39                    11415.32
  1992/02/29      12347.83                    11324.47
  1992/03/31      12001.71                    10770.69
  1992/04/30      11856.82                    10579.33
  1992/05/31      11961.46                    10609.03
  1992/06/30      11897.06                    10699.75
  1992/07/31      12202.94                    11017.98
  1992/08/31      12017.81                    10821.01
  1992/09/30      11502.64                    10096.78
  1992/10/31      11454.35                    10289.40
  1992/11/30      11422.15                     9773.30
  1992/12/31      11711.96                    10140.38
  1993/01/31      11647.48                    10042.31
  1993/02/28      12372.93                    10651.99
  1993/03/31      13050.01                    11087.61
  1993/04/30      13388.55                    11554.58
  1993/05/31      13573.95                    11887.04
  1993/06/30      14267.15                    12075.08
  1993/07/31      13751.28                    12063.71
  1993/08/31      14097.88                    12283.93
  1993/09/30      13404.67                    11756.24
  1993/10/31      14363.88                    12674.41
  1993/11/30      14033.40                    12332.21
  1993/12/31      14695.10                    12925.27
  1994/01/31      15341.40                    13558.13
  1994/02/28      14687.02                    12993.87
  1994/03/31      14145.75                    12441.43
  1994/04/30      14040.73                    12280.63
  1994/05/31      14105.36                    12481.47
  1994/06/30      13329.81                    11641.59
  1994/07/31      13588.33                    12070.23
  1994/08/31      14097.28                    12732.93
  1994/09/30      14169.99                    13035.11
  1994/10/31      13879.16                    12765.66
  1994/11/30      12869.32                    12000.78
  1994/12/31      12934.00                    12164.80
  1995/01/31      12028.62                    11565.91
  1995/02/28      12521.73                    12044.80
  1995/03/31      13305.86                    12552.32
  1995/04/30      13710.04                    12861.00
  1995/05/31      14138.48                    13259.93
  1995/06/30      14332.49                    13512.50
  1995/07/31      14825.60                    13871.08
  1995/08/31      14639.68                    13804.49
  1995/09/30      14849.85                    13908.00
  1995/10/31      14186.99                    13673.55
  1995/11/30      14769.02                    14151.51
  1995/12/31      15442.15                    14315.72
  1996/01/31      15701.95                    15002.26
  1996/02/29      15839.97                    14956.10
  1996/03/31      16083.54                    15233.89
  1996/04/30      16392.06                    15752.71
  1996/05/31      16781.76                    16010.02
  1996/06/30      16237.80                    15496.48
  1996/07/31      15766.90                    15031.86
  1996/08/31      16440.77                    15784.42
  1996/09/30      16887.31                    16352.85
  1996/10/31      17731.68                    17624.72
  1996/11/30      18243.17                    18814.47
  1996/12/31      17906.32                    18286.58
  1997/01/31      19318.90                    19199.31
  1997/02/28      18841.26                    19079.46
  1997/03/31      17560.79                    17954.40
  1997/04/30      17682.74                    18184.57
  1997/05/31      19278.25                    19720.91
  1997/06/30      18942.89                    19918.56
  1997/07/31      19827.03                    21313.18
  1997/08/31      19075.00                    20374.98
  1997/09/30      20355.48                    21840.95
  1997/10/31      19186.79                    20829.76
  1997/11/30      18322.98                    19636.04
  1997/12/31      19001.87                    20162.12
  1998/01/31      18599.53                    19820.55
  1998/02/28      19576.64                    21474.60
  1998/03/31      20450.29                    22991.51
  1998/04/30      20990.57                    23149.13
  1998/05/31      20254.87                    22539.20
  1998/06/30      19749.07                    21759.53
  1998/07/31      17771.86                    19890.45
  1998/08/31      13759.97                    15317.40
  1998/09/30      14196.80                    15964.80
  1998/10/31      15104.93                    17535.10
  1998/11/30      15426.80                    18055.94
  1998/12/31      16166.18                    18533.92
  1999/01/31      17148.40                    19486.43
  1999/02/28      16108.40                    18340.43
  1999/03/31      16593.73                    19199.93
  1999/04/30      17402.62                    21152.02
  1999/05/31      17021.29                    20430.15
  1999/06/30      17668.40                    21120.70
  1999/07/31      17448.84                    20735.49
  1999/08/31      17079.06                    20624.15
  1999/09/30      17263.95                    20967.69
  1999/10/31      18384.84                    21830.14
  1999/11/30      19332.39                    22619.60
  1999/12/31      22722.83                    25825.85
  2000/01/31      22745.98                    26068.96
  2000/02/29      24424.44                    28000.62
  2000/03/31      25639.87                    29080.47
  2000/04/28      24609.65                    28124.59
IMATRL PRASUN   SHR__CHT 20000430 20000524 090151 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Canada Fund on April 30, 1990, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $24,610 - a 146.10% increase on the initial investment. For comparison, look at how the Toronto Stock Exchange 300 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $28,125 - a 181.25% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

CANADA
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with
Stephen Binder,
Portfolio Manager of Fidelity Canada Fund

Q. HOW DID THE FUND PERFORM, STEPHEN?

A. For the six months that ended April 30, 2000, the fund had a total return of 33.86%, topping the Toronto Stock Exchange (TSE) 300, which returned 28.83% during the same period. For the 12-month period that ended April 30, 2000, the fund returned 41.41%, while the TSE was up 32.96%.

Q. WHAT FACTORS ENABLED THE FUND TO OUTPACE ITS BENCHMARK DURING THE SIX-MONTH PERIOD?

A. Our positioning within the utilities and technology-rich industrial products sectors certainly helped. Investors' enthusiasm for the Internet and voice/data communications fueled a narrow market led by technology-related stocks. The fund benefited from its significant exposure to market heavyweights BCE and Nortel Networks. Nortel - a leading provider of telecommunications equipment - rose sharply during the period, driving its stake in the index as high as 20% at its peak. Not surprisingly, the fund's underweighting here hurt relative performance. However, we managed to offset this underweighting by gaining exposure to Nortel through our overweighting in BCE - Canada's largest communications company and a 37% shareholder in Nortel. We further benefited from BCE's announcement during the period of its intention to spin off its holdings in Nortel, a move that boosted BCE's stock and helped narrow the discount it was trading at relative to the aggregate value of its underlying businesses and investments.

Q. WHAT MAJOR CHANGES DID YOU MAKE SINCE TAKING OVER THE FUND LAST
FALL?

A. I lightened up a bit overall on the fund's tech exposure as we went along, which helped given the extreme volatility seen late in the period. The combined BCE/Nortel position became slightly underweighted as I lowered our exposure to BCE. In turn, I added more exposure to metals and minerals, hoping to benefit from the rising price of nickel. This strategy failed, as mining stocks such as Falconbridge failed to respond in a sustained fashion. The fund's underweighting in financial stocks helped, although I did raise the fund's stake in banks toward the end of the period as it became increasingly clear that fundamentals were better than expected. Additionally, we participated in a number of IPOs involving mutual life insurance companies, many of which came at attractive valuations relative to other financial services firms in Canada. Sun Life was a big winner for us here.

Q. HOW DID SOME OF YOUR OTHER STRATEGIES PLAY OUT FOR THE FUND?

A. I increased the fund's exposure to the oil and gas sector as the period wore on, based on my belief in the sustainability of higher fuel prices. Additional gains can be traced to good stock picking within the health care sector, including drug stock Biovail. Conversely, our decision to overweight paper stocks, such as Domtar, weighed on performance.

Q. WHAT STOCKS HELPED THE MOST? WHICH HURT?

A. C-Mac, an electronics contract manufacturer, enjoyed increased participation in the red-hot fiber-optics business thanks to the success of key partner Nortel. Similarly, Celestica and JDS Uniphase each benefited from booming worldwide demand from communications customers. On the flip side, the fund suffered from its average underexposure to strong tech names such as Research In Motion, Mitel and ATI Technologies. Intertape Polymer slipped on acquisition integration problems. I sold off the fund's stake in Intertape Polymer prior to period end.

Q. WHAT'S YOUR OUTLOOK?

A. Technology fundamentals remain strong in general, but given current valuation levels I'd expect continued volatility. If so, the market may broaden and stocks with good fundamentals that didn't do well during the past year may have a shot at doing much better in the coming months. I'm still optimistic about the prospects for the oil and gas sector and remain upbeat about the fund's other investments in natural resources given the strength in global economies. It's important to note that due to the BCE spin-off, Nortel is expected to take on a more prominent role in both the index and the fund going forward. Because Nortel is a volatile stock, we expect it will have a noticeable influence over the direction of the Toronto market, as well as fund performance.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

FUND FACTS

GOAL: long-term growth of capital by investing mainly in equity securities of Canadian issuers

FUND NUMBER: 309

TRADING SYMBOL: FICDX

START DATE: November 17, 1987

SIZE: as of April 30, 2000, more than
$72 million

MANAGER: Stephen Binder, since October
1999; associate portfolio manager, Fidelity
Canada Fund, 1998-1999; manager, various
Fidelity Select Portfolios, 1990-1997;
research analyst, 1989-1999; joined Fidelity in 1989
(checkmark)

CANADA

INVESTMENT CHANGES




AS OF APRIL 30, 2000
Bermuda 0.1%
United States 10.3%
Finland 0.2%
Row: 1, Col: 1, Value: 0.1
Row: 1, Col: 2, Value: 89.2
Row: 1, Col: 3, Value: 0.2
Row: 1, Col: 4, Value: 0.2
Row: 1, Col: 5, Value: 10.3
Grand Cayman
Islands 0.2%
Canada 89.2%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
United States 8.1%
Row: 1, Col: 1, Value: 91.90000000000001
Row: 1, Col: 2, Value: 8.1
Canada 91.9%

ASSET ALLOCATION

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Stocks                            97.7                    97.3

Short-Term Investments  and       2.3                     2.7
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

BCE, Inc.  (Telephone Services)   14.9                    13.9

Nortel Networks Corp.             11.2                    8.0
(Communications Equipment)

Seagram Co. Ltd.  (Beverages)     3.5                     3.6

C-Mac Industries, Inc.            3.5                     1.5
(Electronics)

Toronto Dominion Bank  (Banks)    3.3                     4.4

Royal Bank of Canada  (Banks)     3.1                     1.8

Bombardier, Inc.  (Aerospace      2.4                     1.9
& Defense)

Onex Corp.  (Grocery Stores)      2.2                     1.8

Ensign Resource Service           2.1                     0.9
Group, Inc.  (Energy Services)

Suncor Energy, Inc.  (Oil &       2.0                     1.8
Gas)

                                  48.2                    39.6

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Technology                        20.7                    14.6

Utilities                         19.4                    19.5

Finance                           15.0                    12.8

Energy                            10.4                    9.4

Basic Industries                  7.4                     11.0

Retail & Wholesale                4.8                     3.6

Nondurables                       3.8                     6.0

Transportation                    2.9                     4.4

Aerospace & Defense               2.8                     2.0

Durables                          2.7                     1.3


CANADA

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 97.7%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.8%

AEROSPACE & DEFENSE - 2.5%

Alliant Techsystems, Inc. (a)     1,300                    $ 90,513

Bombardier, Inc. Class B          63,900                    1,717,464

                                                            1,807,977

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            3,300                     193,050

TOTAL AEROSPACE & DEFENSE                                   2,001,027

BASIC INDUSTRIES - 7.4%

CHEMICALS & PLASTICS - 1.0%

NOVA Chemicals Corp.              17,000                    383,441

Potash Corp. of Saskatchewan      6,500                     350,064

                                                            733,505

IRON & STEEL - 0.7%

Dofasco, Inc.                     13,200                    237,115

Nucor Corp.                       3,300                     141,900

Prudential Steel Ltd.             13,800                    140,721

                                                            519,736

METALS & MINING - 3.1%

Alcoa, Inc.                       9,800                     635,775

Breakwater Resources Ltd. (a)     50,700                    102,715

Falconbridge Ltd.                 71,940                    1,061,513

Inco Ltd. (a)                     29,000                    455,328

                                                            2,255,331

PAPER & FOREST PRODUCTS - 2.6%

Canfor Corp.                      26,400                    320,908

Domtar, Inc.                      73,600                    830,038

Smurfit-Stone Container Corp.     10,500                    160,125
(a)

Tembec, Inc. Class A (a)          51,500                    591,234

                                                            1,902,305

TOTAL BASIC INDUSTRIES                                      5,410,877

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.3%

Richelieu Hardware Ltd. (a)       30,800                    213,196

CONSTRUCTION - 0.0%

Kaufman & Broad Home Corp.        1,600                     30,800

TOTAL CONSTRUCTION & REAL                                   243,996
ESTATE

DURABLES - 2.7%

AUTOS, TIRES, & ACCESSORIES -
1.7%

Airboss of America Corp. (a)      96,300                    188,594

AutoNation, Inc. (a)              4,000                     36,500

Magna International, Inc.         21,100                    981,760
Class A

Sonic Automotive, Inc. (a)        3,200                     35,600

                                                            1,242,454

CONSUMER ELECTRONICS - 0.2%

Whirlpool Corp.                   2,000                     130,250



                                 SHARES                    VALUE (NOTE 1)

HOME FURNISHINGS - 0.0%

Restoration Hardware, Inc. (a)    100                      $ 388

TEXTILES & APPAREL - 0.8%

Gildan Activewear, Inc. Class     16,300                    559,294
A (a)

TOTAL DURABLES                                              1,932,386

ENERGY - 10.4%

ENERGY SERVICES - 2.6%

Ensign Resource Service           53,100                    1,482,769
Group, Inc.

Plains Energy Services Ltd.       11,400                    50,041
(a)

Precision Drilling Corp.          5,300                     168,578
Class A (a)

Trican Well Service Ltd. (a)      23,000                    155,321

                                                            1,856,709

OIL & GAS - 7.8%

Anderson Exploration Ltd. (a)     14,300                    228,870

Bellator Exploration, Inc. (a)    201,500                   364,681

Bonavista Petroleum Ltd. (a)      18,600                    276,337

Canadian Hunter Exploration       14,200                    268,983
Ltd. (a)

Canadian Hunter Exploration       4,000                     75,770
Ltd. (a)(c)

Canadian Natural Resources        17,100                    456,139
Ltd. (a)

Crestar Energy, Inc. (a)          62,200                    882,091

Rio Alto Exploration Ltd. (a)     48,500                    851,567

Santa Fe Snyder Corp. (a)         7,581                     69,650

Storm Energy, Inc. (a)            22,600                    54,180

Suncor Energy, Inc.               34,400                    1,469,341

Talisman Energy, Inc. (a)         16,300                    485,984

The Coastal Corp.                 800                       40,150

Tosco Corp.                       3,800                     121,838

Valero Energy Corp.               2,100                     60,900

                                                            5,706,481

TOTAL ENERGY                                                7,563,190

FINANCE - 15.0%

BANKS - 9.7%

Bank of Montreal                  11,200                    406,537

Bank of New York Co., Inc.        1,100                     45,169

Bank of Nova Scotia               21,700                    494,581

Canadian Imperial Bank of         52,100                    1,365,127
Commerce

Firstar Corp.                     1,800                     44,775

Royal Bank of Canada              48,000                    2,265,802

Toronto Dominion Bank             104,000                   2,405,457

                                                            7,027,448

CREDIT & OTHER FINANCE - 0.3%

Home Capital Group Class B        83,200                    230,362
(sub. vtg.)

FEDERAL SPONSORED CREDIT - 0.5%

Fannie Mae                        3,400                     205,063

Freddie Mac                       320                       14,700

SLM Holding Corp.                 5,000                     156,563

                                                            376,326

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 3.4%

Ace Ltd.                          2,700                    $ 64,631

AMBAC Financial Group, Inc.       2,120                     101,760

Brown & Brown, Inc.               800                       32,100

Commerce Group, Inc.              1,900                     56,050

E.W. Blanch Holdings, Inc.        700                       15,575

Industrial Alliance Life          53,300                    737,878
Insurance Co. (a)

Manulife Financial Corp.          29,900                    469,459

Sun Life Financial Services       74,000                    882,023
Canada, Inc.

Xl Capital Ltd.                   3,000                     142,875

                                                            2,502,351

SECURITIES INDUSTRY - 1.1%

AGF Management Ltd. Class B       12,300                    302,350
(non-vtg.)

CI Fund Management, Inc.          6,400                     101,567

Dain Rauscher Corp.               120                       7,433

Mackenzie Financial Corp.         24,900                    369,935

                                                            781,285

TOTAL FINANCE                                               10,917,772

HEALTH - 1.9%

DRUGS & PHARMACEUTICALS - 1.3%

Biovail Corp. (a)                 5,000                     238,553

Eli Lilly & Co.                   800                       61,850

Forest Laboratories, Inc. (a)     700                       58,844

Hemosol, Inc. (a)                 9,300                     98,602

Human Genome Sciences, Inc.       134                       10,259
(a)

IDEC Pharmaceuticals Corp. (a)    76                        4,864

Immunex Corp. (a)                 1,440                     56,700

QLT PhotoTherapeutics, Inc.       7,200                     399,676
(a)

                                                            929,348

MEDICAL EQUIPMENT & SUPPLIES
- 0.5%

Baxter International, Inc.        1,600                     104,200

Biomet, Inc.                      2,350                     83,866

DENTSPLY International, Inc.      2,800                     81,375

Millipore Corp.                   1,000                     71,688

Novoste Corp. (a)                 700                       28,700

                                                            369,829

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Oxford Health Plans, Inc. (a)     4,000                     76,000

TOTAL HEALTH                                                1,375,177

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

ELECTRICAL EQUIPMENT - 0.4%

Research in Motion Ltd. (a)       5,600                     237,871

Teklogix International, Inc.      3,900                     62,551
(a)

                                                            300,422



                                 SHARES                    VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

ATS Automation Tooling            6,900                    $ 122,316
Systems, Inc. (a)

Mattson Technology, Inc. (a)      860                       42,248

                                                            164,564

POLLUTION CONTROL - 0.1%

Bennett Environmental, Inc.       15,100                    45,479
(a)

TOTAL INDUSTRIAL MACHINERY &                                510,465
EQUIPMENT

MEDIA & LEISURE - 1.8%

BROADCASTING - 0.2%

Cogeco, Inc. (sub. vtg.)          7,200                     167,747

Time Warner, Inc.                 20                        1,799

                                                            169,546

ENTERTAINMENT - 0.2%

Alliance Atlantis                 10,700                    133,316
Communications Corp. (a)

LODGING & GAMING - 0.0%

WMS Industries, Inc. (a)          1,120                     9,800

PUBLISHING - 1.2%

Hollinger International, Inc.     5,100                     64,388
Class A

Quebecor, Inc. Class B (sub.      15,800                    474,811
vtg.)

Thomson Corp.                     10,000                    330,227

                                                            869,426

RESTAURANTS - 0.2%

Cheesecake Factory, Inc. (a)      800                       32,750

Sportscene Restaurants, Inc.      20,000                    97,920
Class A

                                                            130,670

TOTAL MEDIA & LEISURE                                       1,312,758

NONDURABLES - 3.8%

BEVERAGES - 3.5%

Seagram Co. Ltd.                  49,000                    2,576,074

FOODS - 0.3%

Nabisco Holdings Corp. Class A    4,700                     176,544

TOTAL NONDURABLES                                           2,752,618

PRECIOUS METALS - 1.6%

Barrick Gold Corp.                38,900                    654,113

Franco Nevada Mining Corp.        17,156                    199,273
Ltd.

Meridian Gold, Inc. (a)           7,800                     40,823

Placer Dome, Inc.                 27,400                    221,117

Teck Corp. Class B (sub. vtg.)    11,140                    81,248

                                                            1,196,574

RETAIL & WHOLESALE - 4.8%

DRUG STORES - 0.2%

Jean Coutu Group, Inc. Class A    6,600                     130,369

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
0.4%

Consolidated Stores Corp. (a)     6,010                    $ 74,749

Sears Canada, Inc.                8,400                     204,214

                                                            278,963

GROCERY STORES - 3.3%

Empire Co. Ltd. Class A           10,900                    236,284
(non-vtg.)

Kroger Co. (a)                    8,000                     148,500

Loblaw Companies Ltd.             15,800                    423,595

Onex Corp.                        52,200                    1,568,679

                                                            2,377,058

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.9%

Advanced Marketing Services,      1,200                     23,831
Inc.

Forzani Group Ltd. (a)            42,900                    120,229

Future Shop Ltd. (a)              25,300                    358,793

Lowe's Companies, Inc.            3,900                     193,050

                                                            695,903

TOTAL RETAIL & WHOLESALE                                    3,482,293

SERVICES - 1.5%

ADVERTISING - 0.2%

DoubleClick, Inc. (a)             1,800                     136,575

LEASING & RENTAL - 0.0%

Rent-A-Center, Inc. (a)           1,500                     30,563

PRINTING - 0.9%

Creo Products, Inc.               5,400                     196,009

Quebecor World, Inc.              19,000                    431,118

                                                            627,127

SERVICES - 0.4%

Ecolab, Inc.                      140                       5,469

Mosaic Group, Inc. (a)            13,600                    153,377

Robert Half International,        2,600                     158,925
Inc. (a)

                                                            317,771

TOTAL SERVICES                                              1,112,036

TECHNOLOGY - 20.7%

COMMUNICATIONS EQUIPMENT -
12.1%

Comverse Technology, Inc. (a)     1,700                     151,619

Mitel Corp. (a)                   14,900                    373,305

Nokia AB sponsored ADR            2,300                     130,813

Nortel Networks Corp.             72,100                    8,150,689

                                                            8,806,426

COMPUTER SERVICES & SOFTWARE
- 0.7%

Adobe Systems, Inc.               1,600                     193,500

CMGI, Inc. (a)                    500                       35,625



                                 SHARES                    VALUE (NOTE 1)

Electronic Data Systems Corp.     2,400                    $ 165,000

Informission Group, Inc. (a)      3,500                     115,816

                                                            509,941

COMPUTERS & OFFICE EQUIPMENT
- 0.7%

ATI Technologies, Inc. (a)        23,900                    462,409

Emulex Corp. (a)                  1,300                     58,988

                                                            521,397

ELECTRONIC INSTRUMENTS - 1.3%

JDS Uniphase Canada Ltd. (a)      7,560                     782,395

LAM Research Corp. (a)            3,200                     146,800

Nanometrics, Inc. (a)             600                       23,025

                                                            952,220

ELECTRONICS - 5.9%

Analog Devices, Inc. (a)          2,000                     153,625

AVX Corp.                         1,800                     175,388

C-Mac Industries, Inc. (a)        49,900                    2,527,350

Celestica, Inc. (sub. vtg.)       22,100                    1,192,457
(a)

QLogic Corp. (a)                  1,200                     120,375

Three-Five Systems, Inc. (a)      1,000                     87,000

                                                            4,256,195

TOTAL TECHNOLOGY                                            15,046,179

TRANSPORTATION - 2.9%

AIR TRANSPORTATION - 0.6%

Air Canada (a)                    21,543                    226,225

Air Canada Class A (non-vtg.)     7,300                     67,291
(a)

WestJet Airlines Ltd. (a)         9,400                     164,729

                                                            458,245

RAILROADS - 2.3%

Canadian National Railway Co.     20,900                    583,614

Canadian Pacific Ltd.             44,900                    1,044,574

                                                            1,628,188

TOTAL TRANSPORTATION                                        2,086,433

UTILITIES - 19.4%

CELLULAR - 2.1%

Nextel Communications, Inc.       1,370                     149,929
Class A (a)

Rogers Communications, Inc.       53,600                    1,395,381
Class B (non-vtg.) (a)

                                                            1,545,310

ELECTRIC UTILITY - 0.1%

AES Corp. (a)                     1,100                     98,931

GAS - 2.0%

ATCO Ltd. Class I (non-vtg.)      29,700                    671,900

BC Gas, Inc.                      7,700                     139,617

Enbridge, Inc.                    23,450                    506,753

Kinder Morgan, Inc.               4,200                     127,313

Williams Companies, Inc.          600                       22,388

                                                            1,467,971

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 15.2%

Aliant, Inc.                      6,698                    $ 165,098

BCE, Inc.                         93,300                    10,805,600

BellSouth Corp.                   500                       24,344

Time Warner Telecom, Inc.         450                       24,638

                                                            11,019,680

TOTAL UTILITIES                                             14,131,892

TOTAL COMMON STOCKS                           71,075,673
(Cost $51,926,378)

CASH EQUIVALENTS - 3.9%



Central Cash Collateral Fund,     1,155,700                 1,155,700
5.94% (b)

Taxable Central Cash Fund,        1,682,117                 1,682,117
5.77% (b)

TOTAL CASH EQUIVALENTS                        2,837,817
(Cost $2,837,817)

TOTAL INVESTMENT PORTFOLIO -                                73,913,490
101.6%
(Cost $54,764,195)

NET OTHER ASSETS - (1.6)%                                   (1,165,358)

NET ASSETS - 100%                            $ 72,748,132

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $75,770 or 0.1% of net assets.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $44,862,622 and $31,700,357, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,945 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $1,033,818. The fund received cash collateral of $1,155,700 which was invested in cash equivalents.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $55,101,366. Net unrealized appreciation aggregated $18,812,124, of which $21,078,970 related to appreciated investment securities and $2,266,846 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $4,511,000, all of which will expire on October 31, 2006.

CANADA
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 73,913,490
value (cost $54,764,195) -
See accompanying schedule

Cash                                         24,151

Receivable for investments                   1,073,109
sold

Receivable for fund shares                   248,848
sold

Dividends receivable                         54,753

Interest receivable                          11,331

Redemption fees receivable                   323

Other receivables                            2,547

 TOTAL ASSETS                                75,328,552

LIABILITIES

Payable for investments        $ 1,224,241
purchased

Payable for fund shares         113,910
redeemed

Accrued management fee          31,740

Other payables and  accrued     54,829
expenses

Collateral on securities        1,155,700
loaned,  at value

 TOTAL LIABILITIES                           2,580,420

NET ASSETS                                  $ 72,748,132

Net Assets consist of:

Paid in capital                             $ 56,038,285

Distributions in excess of                   (8,157)
net investment income

Accumulated undistributed net                (2,430,949)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  19,148,953
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 3,421,164                   $ 72,748,132
shares outstanding

NET ASSET VALUE and                          $21.26
redemption price per share
($72,748,132 (divided by)
3,421,164 shares)

Maximum offering price per                   $21.92
share (100/97.00 of $21.26)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                             $ 280,158
Dividends

Interest                                       83,857

Security lending                               9,581

                                               373,596

Less foreign taxes withheld                    (39,547)

 TOTAL INCOME                                  334,049

EXPENSES

Management fee Basic fee         $ 222,596

 Performance adjustment           (73,695)

Transfer agent fees               92,873

Accounting fees and expenses      30,180

Non-interested trustees'          286
compensation

Custodian fees and expenses       28,290

Registration fees                 15,943

Audit                             19,597

Legal                             809

Miscellaneous                     44

 Total expenses before            336,923
reductions

 Expense reductions               (14,545)     322,378

NET INVESTMENT INCOME                          11,671

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,302,543

 Foreign currency transactions    (25,864)     2,276,679

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            13,026,245

 Assets and liabilities in        527          13,026,772
foreign currencies

NET GAIN (LOSS)                                15,303,451

NET INCREASE (DECREASE) IN                    $ 15,315,122
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                       $ 39,523
charges paid to FDC

 Sales charges - Retained by                  $ 39,523
FDC

 Deferred sales charges                       $ 857
withheld   by FDC

 Expense Reductions                           $ 10,652
  Directed brokerage
arrangements

  Custodian credits                            3,459

  Transfer agent credits                       434

                                              $ 14,545

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ 11,671                    $ 116,686
income

 Net realized gain (loss)         2,276,679                   3,321,252

 Change in net unrealized         13,026,772                  5,467,083
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       15,315,122                  8,905,021
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (85,857)                    (248,416)
from net investment income

Share transactions Net            28,136,992                  10,888,952
proceeds from sales of shares

 Reinvestment of distributions    82,250                      237,716

 Cost of shares redeemed          (14,566,485)                (23,488,113)

 NET INCREASE (DECREASE) IN       13,652,757                  (12,361,445)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   95,847                      53,318

  TOTAL INCREASE (DECREASE)       28,977,869                  (3,651,522)
IN NET ASSETS

NET ASSETS

 Beginning of period              43,770,263                  47,421,785

 End of period (including        $ 72,748,132                $ 43,770,263
under (over) distribution of
net investment income of
$(8,157) and $66,029,
respectively)

OTHER INFORMATION
Shares

 Sold                             1,385,736                   743,930

 Issued in reinvestment of        4,754                       17,767
distributions

 Redeemed                         (720,716)                   (1,618,570)

 Net increase (decrease)          669,774                     (856,873)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998       1997      1996

Net asset value, beginning of    $ 15.91                          $ 13.14                  $ 18.88    $ 21.84   $ 17.55
period

Income from Investment
Operations

Net investment income             .00 D                            .04 D                    .09 D      .03 D     .08 D

Net realized and unrealized       5.35                             2.78                     (3.70)     1.39      4.27
gain (loss)

Total from investment             5.35                             2.82                     (3.61)     1.42      4.35
operations

Less Distributions

 From net investment income       (.03)                            (.07)                    (.05)      (.13)     (.08)

From net realized gain            -                                -                        (2.08)     (4.29)    -

Total distributions               (.03)                            (.07)                    (2.13)     (4.42)    (.08)

Redemption fees added to paid     .03                              .02                      -          .04       .02
in capital

Net asset value, end of period   $ 21.26                          $ 15.91                  $ 13.14    $ 18.88   $ 21.84

TOTAL RETURN B, C                 33.86%                           21.71%                   (21.27)%   8.21%     24.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 72,748                         $ 43,770                 $ 47,422   $ 96,458  $ 129,671
(000 omitted)

Ratio of expenses to average      1.12% A                          1.22%                    .94%       .93%      1.01%
net assets

Ratio of expenses to average      1.07% A, F                       1.06% F                  .80% F     .92% F    .98% F
net assets after  expense
reductions

Ratio of net investment           .04% A                           .26%                     .57%       .18%      .40%
income to average net assets

Portfolio turnover rate           111% A                           286%                     215%       139%      139%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 17.18
period

Income from Investment
Operations

Net investment income             .05

Net realized and unrealized       .33
gain (loss)

Total from investment             .38
operations

Less Distributions

 From net investment income       (.01)

From net realized gain            -

Total distributions               (.01)

Redemption fees added to paid     -
in capital

Net asset value, end of period   $ 17.55

TOTAL RETURN B, C                 2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 326,763
(000 omitted)

Ratio of expenses to average      1.09% E
net assets

Ratio of expenses to average      1.08% F
net assets after  expense
reductions

Ratio of net investment           .26%
income to average net assets

Portfolio turnover rate           75%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


EMERGING MARKETS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Prior to February 19, 1993, Emerging Markets operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY EMERGING MARKETS        15.72%         25.09%       -18.56%       20.79%

FIDELITY EMERGING MARKETS        12.25%         21.33%       -21.00%       17.17%
(INCL. 3.00% SALES CHARGE)

MSCI Emerging   Markets Free     13.87%         22.11%       11.80%        192.88%

Emerging Markets   Funds         21.35%         29.84%       23.10%        n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 1, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index - a market capitalization-weighted index that is designed to represent the performance of emerging stock markets throughout the world. As of April 30, 2000, the index included over 800 equity securities of companies domiciled in 25 countries. However, to measure how the fund's performance stacked up against its peers, you can compare it to the emerging markets funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 190 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY EMERGING MARKETS        25.09%       -4.02%        2.01%

FIDELITY EMERGING MARKETS        21.33%       -4.61%        1.68%
(INCL. 3.00% SALES CHARGE)

MSCI Emerging   Markets Free     22.11%       2.26%         11.97%

Emerging Markets   Funds         29.84%       3.86%         n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Emerging Markets            MS EMF Index (Gross)
             00322                       MS006
  1990/11/01       9700.00                    10000.00
  1990/11/30       9564.20                     9571.06
  1990/12/31       9777.33                     9975.54
  1991/01/31       9709.16                    10782.17
  1991/02/28      10118.17                    12378.30
  1991/03/31      10108.44                    12889.03
  1991/04/30      10332.42                    13027.70
  1991/05/31      10332.42                    14052.74
  1991/06/30       9972.10                    13551.10
  1991/07/31      10186.34                    14255.08
  1991/08/31      10108.44                    14557.58
  1991/09/30      10225.30                    14002.85
  1991/10/31      10127.91                    14578.49
  1991/11/30       9991.58                    14362.80
  1991/12/31      10438.08                    15976.83
  1992/01/31      10517.68                    17826.43
  1992/02/29      10826.15                    18620.48
  1992/03/31      10806.24                    19252.13
  1992/04/30      11064.96                    19122.79
  1992/05/31      11542.58                    19054.82
  1992/06/30      11522.68                    17165.89
  1992/07/31      11144.56                    17354.93
  1992/08/31      10865.95                    16548.35
  1992/09/30      10796.29                    16609.34
  1992/10/31      10995.30                    17499.53
  1992/11/30      10905.75                    17309.63
  1992/12/31      11048.91                    17823.04
  1993/01/31      11201.38                    17909.23
  1993/02/28      11770.60                    18207.62
  1993/03/31      12095.86                    18807.85
  1993/04/30      12482.12                    19240.41
  1993/05/31      12756.56                    19769.94
  1993/06/30      12919.19                    20356.62
  1993/07/31      13142.82                    20904.76
  1993/08/31      14057.63                    22673.81
  1993/09/30      14372.73                    23280.87
  1993/10/31      16446.31                    25369.70
  1993/11/30      17096.84                    26492.37
  1993/12/31      20082.32                    30871.45
  1994/01/31      19501.26                    31433.12
  1994/02/28      18950.78                    30873.94
  1994/03/31      17115.84                    28080.18
  1994/04/30      16952.74                    27518.51
  1994/05/31      17391.08                    28460.32
  1994/06/30      16167.79                    27675.84
  1994/07/31      17401.28                    29396.67
  1994/08/31      19613.39                    33045.18
  1994/09/30      20112.90                    33420.73
  1994/10/31      19623.58                    32817.87
  1994/11/30      18267.77                    31111.53
  1994/12/31      16480.81                    28612.77
  1995/01/31      14212.53                    25568.64
  1995/02/28      14376.01                    24912.84
  1995/03/31      14089.92                    25071.12
  1995/04/30      14386.23                    26195.85
  1995/05/31      15837.11                    27589.45
  1995/06/30      16021.03                    27671.05
  1995/07/31      16828.21                    28292.18
  1995/08/31      16317.33                    27625.75
  1995/09/30      16245.81                    27494.64
  1995/10/31      15469.28                    26442.14
  1995/11/30      14968.62                    25970.59
  1995/12/31      15956.70                    27122.44
  1996/01/31      17548.21                    29050.35
  1996/02/29      17340.17                    28588.47
  1996/03/31      17464.99                    28811.13
  1996/04/30      18359.57                    29963.08
  1996/05/31      18349.17                    29829.29
  1996/06/30      18276.35                    30015.55
  1996/07/31      16840.87                    27964.18
  1996/08/31      17517.00                    28679.97
  1996/09/30      17901.88                    28928.42
  1996/10/31      17277.76                    28156.91
  1996/11/30      18182.73                    28628.69
  1996/12/31      17552.02                    28758.18
  1997/01/31      18565.85                    30719.77
  1997/02/28      19558.57                    32035.35
  1997/03/31      18470.81                    31193.85
  1997/04/30      17298.56                    31248.96
  1997/05/31      17023.98                    32143.32
  1997/06/30      17150.71                    33863.53
  1997/07/31      16855.01                    34369.04
  1997/08/31      13010.88                    29995.61
  1997/09/30      13422.75                    30826.73
  1997/10/31      10930.41                    25768.45
  1997/11/30      10275.64                    24828.22
  1997/12/31      10395.44                    25426.53
  1998/01/31       9691.58                    23432.32
  1998/02/28      10633.67                    25878.08
  1998/03/31      11055.99                    27001.09
  1998/04/30      11153.44                    26706.95
  1998/05/31       9691.58                    23047.01
  1998/06/30       8727.84                    20629.47
  1998/07/31       8998.55                    21283.56
  1998/08/31       6118.15                    15129.63
  1998/09/30       6594.61                    16089.38
  1998/10/31       7298.47                    17783.62
  1998/11/30       7720.78                    19262.66
  1998/12/31       7634.15                    18983.49
  1999/01/31       7428.41                    18677.21
  1999/02/28       7450.07                    18858.89
  1999/03/31       8348.84                    21344.31
  1999/04/30       9366.73                    23985.04
  1999/05/31       9323.41                    23845.51
  1999/06/30      10590.36                    26551.78
  1999/07/31      10103.07                    25830.49
  1999/08/31      10092.24                    26065.50
  1999/09/30       9756.56                    25183.39
  1999/10/31      10124.73                    25719.61
  1999/11/30      11001.84                    28025.74
  1999/12/31      13015.96                    31590.06
  2000/01/31      12950.99                    31778.34
  2000/02/29      13048.45                    32198.04
  2000/03/31      13221.70                    32355.17
  2000/04/28      11716.53                    29288.14
IMATRL PRASUN   SHR__CHT 20000430 20000524 090250 R00000000000117

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Emerging Markets Fund on November 1, 1990, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have been $11,717 - a 17.17% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International Emerging Markets Free Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,288 - a 192.88% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

(checkmark)

EMERGING MARKETS
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

NOTE TO SHAREHOLDERS:  Patti Satterthwaite became Portfolio Manager of

Fidelity Emerging Markets Fund on April 1, 2000.

Q. HOW DID THE FUND PERFORM, PATTI?

A. For the six-month period that ended April 30, 2000, the fund provided a total return of 15.72%. In comparison, the Morgan Stanley Capital International Emerging Markets Free Index returned 13.87%, while the emerging markets funds average tracked by Lipper Inc. returned 21.35%. For the 12-month period that ended April 30, 2000, the fund returned 25.09%. That compared to the 22.11% return for the Morgan Stanley index and the 29.84% return for the emerging markets funds average.

Q. WHY DID THE FUND OUTPERFORM THE INDEX BUT LAG ITS PEERS DURING THE PAST SIX MONTHS?

A. The biggest contributor to the fund's outperformance relative to its index was its underweighting in Greece. Greek stocks performed quite well during most of the period as investors enthusiastically welcomed news that the country would join the European Union. But the fund's more cautious stance toward Greece proved beneficial in the later stages of the period when that market became the victim of its previous success and investors took profits there. The primary reason why the fund lagged its peers is that it didn't own any Israeli technology companies, which were among the emerging markets' best performers during the period.

Q. WHAT OTHER FACTORS INFLUENCED PERFORMANCE?

A. The fund's overweighted position in Turkey was a positive for the fund relative to the index. With falling interest rates, moves toward the privatization of a number of industries, and loans from the International Monetary Fund, the Turkish market was up more than 200% during the past six months. One of the fund's biggest winners in that market was Yapi Credit Bank, one of the largest banks in Turkey. Interestingly, the bank owns a portion of Turkey's leading cellular company, which also helped Yapi's performance. Good stock selection in South Korea was another key contributor. Although the Korean market as a whole posted only lackluster performance, Korea Telecom and Samsung Electronics performed quite well.

Q. THE FUND'S HOLDINGS IN MEXICO REPRESENTED 11.8% OF THE FUND'S NET ASSETS AT THE END OF THE PERIOD. HOW DID THEY PERFORM?

A. The fund's holdings in Mexican banks - particularly Grupo Financiero Bancomer - were among its best performers. Not only has the country's strengthening economy helped lift consumer loan activity, but the banks also have continued to reduce the bad-loan burden they were saddled with in the early 1990s. Telefonos de Mexico (Telmex) also performed well as demand for wireless, voice and Internet services grew. Finally, media company Grupo Televisa was a winner as advertising revenues improved.

Q. WHAT HOLDINGS DETRACTED FROM PERFORMANCE?

A. The main disappointment during the period was Larsen & Toubro Ltd., an Indian construction company. The stock languished as the pace of restructuring failed to meet expectations. Additionally, as I mentioned earlier, the fact that the fund didn't own any of the very strong Israeli technology stocks hurt performance.

Q. WHAT'S YOUR OUTLOOK?

A. I remain optimistic about opportunities in emerging markets. Macroeconomic factors look positive and I expect the world economy to continue to post decent, if somewhat slower, growth. Even if growth slows a bit from here, I believe that the emerging markets as a whole will do okay. Slower growth is not as big a deal for emerging markets as it would have been two years or three years ago, when fiscal and economic conditions were much less stable.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: capital appreciation by investing mainly in equity securities of emerging market issuers

FUND NUMBER: 322

TRADING SYMBOL: FEMKX

START DATE: November 1, 1990

SIZE: as of April 30, 2000, more than
$503 million

MANAGER: Patti Satterthwaite, since April
2000; manager, Fidelity Latin America Fund, since 1993; securities and Latin American analyst, 1986-1990; joined Fidelity in 1986
(checkmark)

EMERGING MARKETS

INVESTMENT CHANGES




AS OF APRIL 30, 2000
Brazil 9.4%
Taiwan 13.4%
Row: 1, Col: 1, Value: 9.4
Row: 1, Col: 2, Value: 4.9
Row: 1, Col: 3, Value: 7.6
Row: 1, Col: 4, Value: 13.5
Row: 1, Col: 5, Value: 4.2
Row: 1, Col: 6, Value: 11.8
Row: 1, Col: 7, Value: 23.7
Row: 1, Col: 8, Value: 4.1
Row: 1, Col: 9, Value: 7.4
Row: 1, Col: 10, Value: 13.4
Hong Kong 4.9%
South Africa 7.4%
India 7.6%
Russia 4.1%
Korea (South) 13.5%
Other 23.7%
Malaysia 4.2%
Mexico 11.8%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
United States 5.7%
Brazil 8.2%
Turkey 4.2%
Row: 1, Col: 1, Value: 8.199999999999999
Row: 1, Col: 2, Value: 8.199999999999999
Row: 1, Col: 3, Value: 9.699999999999999
Row: 1, Col: 4, Value: 5.0
Row: 1, Col: 5, Value: 9.6
Row: 1, Col: 6, Value: 26.0
Row: 1, Col: 7, Value: 11.6
Row: 1, Col: 8, Value: 11.8
Row: 1, Col: 9, Value: 4.2
Row: 1, Col: 10, Value: 5.7
India 8.2%
Taiwan 11.8%
Korea (South) 9.7%
Malaysia 5.0%
South Africa 11.6%
Mexico 9.6%
Other 26.0%

ASSET ALLOCATION

                                % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Stocks                           97.4                    94.3

Short-Term Investments and       2.6                     5.7
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                                % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Samsung Electronics Co. Ltd.     6.1                     2.9
(Korea (South), Electronics)

Telefonos de Mexico SA de CV     4.9                     3.5
(Mexico, Telephone Services)

Taiwan Semiconductor             3.1                     1.8
Manufacturing Co. Ltd.
(Taiwan, Electronics)

China Telecom (Hong Kong)        2.5                     0.9
Ltd.  (Hong Kong, Cellular)

Unified Energy Systems           2.3                     0.9
(Russia, Electric Utility)

Hellenic Telecommunication       1.9                     1.4
Organization SA (OTE)
(Greece, Electrical Equipment)

Wal-Mart de Mexico SA de CV      1.9                     0.0
(Mexico, General Merchandise
Stores)

Grupo Televisa SA de CV          1.9                     1.2
(Mexico, Broadcasting)

United Microelectronics Corp.    1.9                     0.0
 (Taiwan, Electronics)

Lukoil Oil Co. (Russia, Oil &    1.8                     1.0
Gas)

                                 28.3                    13.6

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                                % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

Utilities                        23.5                    17.5

Technology                       21.8                    9.3

Finance                          13.3                    18.1

Basic Industries                 11.6                    13.5

Energy                           5.0                     3.4

Industrial Machinery &           4.3                     3.0
Equipment

Media & Leisure                  4.2                     2.3

Nondurables                      3.2                     5.7

Retail & Wholesale               2.7                     2.0

Precious Metals                  2.0                     4.2


EMERGING MARKETS

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 96.9%

                                 SHARES                       VALUE (NOTE 1)

ARGENTINA - 0.4%

PC Holdings SA sponsored ADR      119,159                     $ 1,824,622
(a)

BRAZIL - 9.4%

Aracruz Celulose SA sponsored     54,500                       1,018,469
ADR

Banco Bradesco SA (PN) (a)        545,024,548                  4,015,970

Banco Itau SA                     23,790,000                   1,779,307

Brahma Cervejaria (Compagnie)     364,882                      5,655,671
sponsored ADR

Companhia Vale do Rio Doce        291,000                      7,206,482
(PN-A)

Embratel Participacoes SA ADR     226,200                      5,089,500

Petrobras PN (Pfd. Reg.)          32,150,000                   7,605,568

Tele Norte Leste                  168,010                      2,992,678
Participacoes SA ADR

Tele Sudeste Celular              40,900                       1,748,475
Participacoes  SA ADR

Telesp Celular Participacoes      173,400                      7,651,275
SA ADR

Votorantim Celulose e Papel       93,761,000                   2,794,649
SA  (PN Reg.)

                                                               47,558,044

BRITISH VIRGIN ISLANDS - 0.0%

El Sitio, Inc.                    3,600                        38,700

CHILE - 1.1%

Compania Cervecerias Unidas       47,000                       1,048,688
SA sponsored ADR

Compania de                       50,800                       939,800
Telecomunicaciones de Chile
SA sponsored ADR

Distribucion Y Servicio D&S       141,900                      2,412,300
SA ADR

Embotelladora Andina              106,800                      1,241,550
sponsored ADR Class A

                                                               5,642,338

CHINA - 0.2%

Huaneng Power International,      87,800                       812,150
Inc.  Series N sponsored ADR

CROATIA - 0.5%

Pliva D.D.:

GDR (c)                           133,700                      1,651,195

GDR (Reg.S) unit                  78,800                       973,180

                                                               2,624,375

CZECH REPUBLIC - 0.4%

Ceske Energeticke Zavody AS       683,900                      1,987,624
(a)

EGYPT - 1.6%

Commercial International Bank     583,380                      6,281,574
Ltd.

Lakah Group Sae (a)               741,903                      1,815,760

                                                               8,097,334

GREECE - 2.1%

Commercial Bank of Greece         15,200                       827,214

Hellenic Telecommunication        426,300                      9,581,135
Organization SA (OTE)

                                                               10,408,349



                                 SHARES                       VALUE (NOTE 1)

HONG KONG - 4.9%

China Everbright Ltd.             1,902,000                   $ 1,343,031

China Resources Enterprise        1,568,000                    1,972,808
Ltd.

China Telecom (Hong Kong)         1,730,000                    12,688,469
Ltd. (a)

Citic Pacific Ltd.                530,000                      2,429,164

Hutchison Whampoa Ltd.            231,000                      3,366,050

New World Infrastructure Ltd.     2,531,800                    2,697,865
(a)

                                                               24,497,387

HUNGARY - 1.7%

Matav RT sponsored ADR            162,800                      5,667,475

OTP Bank Rt.                      61,900                       2,752,542

                                                               8,420,017

INDIA - 7.6%

Dr. Reddy's Laboratories Ltd.     56,300                       1,663,849

Hughes Software Systems Ltd.      24,400                       1,650,144

ICICI Ltd.                        1,757,300                    5,370,534

Infosys Technologies Ltd.         47,476                       8,809,979

ITC Ltd.                          500                          6,529

Larsen & Toubro Ltd.              536,700                      2,871,007

Pentamedia Graphics Ltd.          110,300                      1,605,857

Pentamedia Graphics Ltd. New      110,000                      1,601,489

Ranbaxy Laboratories Ltd.         89,100                       1,259,239

Reliance Industries Ltd.          981,394                      7,799,440

Tata Engineering & Locomotive     7,125                        20,812
Co. Ltd.

Wipro Ltd.                        73,945                       5,642,266

                                                               38,301,145

INDONESIA - 0.6%

Sampoerna, Hanjaya Mandala (a)    2,204,000                    3,191,282

ISRAEL - 4.0%

Bank Leumi le-Israel BM           3,705,308                    8,053,721

Bezeq Israeli                     1,014,700                    5,385,676
Telecommunication  Corp.
Ltd.

Orbotech Ltd.                     71,800                       6,120,950

VocalTec Communications Ltd.      38,900                       690,475
(a)

                                                               20,250,822

KOREA (SOUTH) - 13.5%

Cheil Jedang Corp.                36,840                       1,892,208

Dacom Corp.                       17,820                       2,585,285

Kookmin Bank                      335,665                      3,629,629

Korea Electric Power Corp.        257,800                      7,549,900

Korea Telecom                     83,000                       5,669,206

Pohang Iron & Steel Co. Ltd.      51,700                       4,117,894

Samsung Electro-Mechanics Co.     77,140                       5,248,093

Samsung Electronics Co. Ltd.      112,995                      30,546,072

SK Telecom Co. Ltd.               24,580                       6,533,995

                                                               67,772,282

MALAYSIA - 4.2%

AMMB Holdings BHD                 916,000                      3,471,158

Amway (Malaysia) Holdings BHD     660,000                      2,171,053

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

MALAYSIA - CONTINUED

Berjaya Sports Toto BHD           971,000                     $ 2,031,434

Genting BHD                       838,000                      3,374,053

Malayan Banking BHD               1,128,000                    4,690,105

Tanjong PLC                       512,000                      1,414,737

Technology Resources              3,172,000                    4,056,821
Industries BHD

                                                               21,209,361

MEXICO - 11.8%

Alfa SA de CV                     965,000                      2,993,323

Grupo Financiero Bancomer SA      9,853,900                    4,393,492
de CV Series A (a)

Grupo Televisa SA de CV           148,275                      9,406,195
sponsored ADR (a)

Telefonos de Mexico SA de CV      421,900                      24,812,994
Series L sponsored ADR

Tubos de Acero de Mexico SA       248,700                      3,714,956
sponsored ADR

TV Azteca SA de CV sponsored      411,900                      4,530,900
ADR

Wal-Mart de Mexico SA de CV       4,417,300                    9,448,016
Series C (a)

                                                               59,299,876

PERU - 0.9%

Compania de Minas                 141,400                      2,439,150
Buenaventura SA Class B
sponsored ADR

Telefonica del Peru SA ADR        132,700                      2,007,088

                                                               4,446,238

PHILIPPINES - 0.8%

Benpres Holdings Corp. (a)        11,116,000                   1,561,652

Manila Electric Co. Class B       1,301,000                    2,331,937

                                                               3,893,589

POLAND - 1.1%

KGHM Polska Miedz SA sonsored     200,900                      2,882,915
 GDR (Reg. S)

Polski Koncern Naftowy SA:

GDR (a)(c)                        166,500                      1,648,350

unit (a)                          84,700                       838,530

                                                               5,369,795

RUSSIA - 4.1%

Lukoil Oil Co. sponsored ADR      156,400                      9,305,800

Unified Energy Systems            638,800                      11,578,250
sponsored ADR

                                                               20,884,050

SINGAPORE - 0.4%

Singapore Telecommunications      1,543,000                    2,224,307
Ltd.

SOUTH AFRICA - 7.4%

Boe Ltd.                          3,276,300                    2,615,250

Dimension Data Holdings Ltd.      1,072,260                    7,027,330
(a)

Gold Fields Ltd.                  680,490                      2,204,828



                                 SHARES                       VALUE (NOTE 1)

Impala Platinum Holdings Ltd.     131,100                     $ 4,151,178

Imperial Holdings Ltd.            258,994                      2,212,320

Johnnies Industrial Corp.         375,547                      5,530,884
Ltd. (Reg.)

Nampak Ltd.                       962,000                      2,238,527

Sappi Ltd.                        690,100                      4,827,651

Sasol Ltd.                        876,300                      5,136,486

Standard Bank Investment          399,295                      1,470,158
Corp. Ltd.

                                                               37,414,612

TAIWAN - 13.4%

Bank Sinopac                      3,998,900                    2,221,974

China Petrochemical               4,502,000                    2,310,227
Development Corp. (a)

China Steel Corp.                 2,127,000                    1,508,609

China Trust Co. Ltd. (a)          3,760,720                    3,109,862

Far Eastern Textile Ltd.          5,165,340                    7,934,989

Hon Hai Precision Industries      708,400                      6,830,462
Co. Ltd. (a)

Macronix International Co.        518,000                      1,566,106
Ltd. (a)

Nan Ya Plastics Corp.             2,863,000                    6,129,318

Phoenixtec Power Co. Ltd.         2,462,006                    5,874,373

Siliconware Precision             1,641,000                    3,727,717
Industries Co. Ltd.

Taiwan Semiconductor              2,416,240                    15,558,074
Manufacturing Co. Ltd. (a)

United Microelectronics Corp.     2,767,000                    9,360,500

WYSE Technology Taiwan Ltd.       542,000                      1,169,211

                                                               67,301,422

THAILAND - 0.9%

Advanced Info Service PCL         269,200                      3,152,506
(For. Reg.) (a)

PTT Exploration & Production      246,200                      1,247,646
Public Co.Ltd. (For.Reg.)

                                                               4,400,152

TURKEY - 3.2%

Dogan Sirketler Grubu Holding     155,551,260                  4,835,155
AS

Guney Biraciliu                   62,517,350                   3,426,326

Koytas Tekstil Sanayi ve          26,770,000                   0
Ticaret AS (a)

Yapi ve Kredi Bankasi AS          249,779,118                  7,968,453

                                                               16,229,934

VENEZUELA - 0.7%

Compania Anonima Nacional         129,800                      3,764,200
Telefono de Venezuela
sponsored ADR

TOTAL COMMON STOCKS                             487,864,007
(Cost $398,844,765)

CONVERTIBLE PREFERRED STOCKS
- 0.5%



PHILIPPINES - 0.0%

PDCP Development Bank             2,252,138                    89,464
(non-vtg.) (a)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

                                 SHARES                       VALUE (NOTE 1)

THAILAND - 0.5%

Siam Commercial Bank PLC 5.25%    2,780,800                   $ 2,226,977

TOTAL CONVERTIBLE PREFERRED                     2,316,441
STOCKS
(Cost $2,824,375)

CASH EQUIVALENTS - 3.0%



Central Cash Collateral Fund,     8,739,256                    8,739,256
5.94% (b)

Taxable Central Cash Fund,        6,525,264                    6,525,264
5.77% (b)

TOTAL CASH EQUIVALENTS                          15,264,520
(Cost $15,264,520)

TOTAL INVESTMENT PORTFOLIO -                                   505,444,968
100.4%
(Cost $417,151,522)

NET OTHER ASSETS - (0.4)%                                      (2,143,007)

NET ASSETS - 100%                              $ 503,301,961

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,299,545 or 0.7% of net assets.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $302,591,011 and $249,148,618, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $8,781,329. The fund received cash collateral of $8,739,256 which was invested in cash equivalents.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $418,590,735. Net unrealized appreciation aggregated $86,854,233, of which $128,840,014 related to appreciated investment securities and $41,985,781 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $425,756,000 of which $97,014,000, $19,326,000 and
$309,416,000 will expire on September 30, 2004, 2006 and 2007, respectively.

The fund intends to elect to defer to its tax fiscal year ending
September 30, 2000 approximately $41,648,000 of losses recognized during the period November 1, 1998 to September 30, 1999.

EMERGING MARKETS
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 505,444,968
value  (cost $417,151,522) -
 See accompanying schedule

Foreign currency held at                    5,476,531
value  (cost $5,497,566)

Receivable for investments                  6,049,358
sold

Receivable for fund shares                  415,653
sold

Dividends receivable                        1,809,640

Interest receivable                         49,004

Redemption fees receivable                  1,434

Other receivables                           38,959

 TOTAL ASSETS                               519,285,547

LIABILITIES

Payable to custodian bank      $ 573

Payable for investments         4,332,427
purchased

Payable for fund shares         1,218,315
redeemed

Accrued management fee          324,150

Other payables and accrued      1,368,865
expenses

Collateral on securities        8,739,256
loaned,  at value

 TOTAL LIABILITIES                          15,983,586

NET ASSETS                                 $ 503,301,961

Net Assets consist of:

Paid in capital                            $ 883,805,691

Accumulated net investment                  (557,900)
loss

Accumulated undistributed net               (468,207,836)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 88,262,006
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 46,520,600                 $ 503,301,961
shares outstanding

NET ASSET VALUE and                         $10.82
redemption price per share
($503,301,961 (divided by)
46,520,600 shares)

Maximum offering price per                  $11.15
share (100/97.00 of $10.82)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                             $ 3,710,897
Dividends

Interest                                       514,730

Security lending                               43,924

                                               4,269,551

Less foreign taxes withheld                    (279,403)

 TOTAL INCOME                                  3,990,148

EXPENSES

Management fee                   $ 1,976,892

Transfer agent fees               923,927

Accounting and security           156,107
lending fees

Custodian fees and expenses       516,715

Registration fees                 49,247

Audit                             21,773

Legal                             10,193

Miscellaneous                     79,184

 Total expenses before            3,734,038
reductions

 Expense reductions               (50,658)     3,683,380

NET INVESTMENT INCOME                          306,768

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            5,604,994

 Foreign currency transactions    (368,688)    5,236,306

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            51,817,617

 Assets and liabilities in        (10,500)     51,807,117
foreign currencies

NET GAIN (LOSS)                                57,043,423

NET INCREASE (DECREASE) IN                    $ 57,350,191
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                       $ 301,888
charges paid to FDC

 Sales charges - Retained by                  $ 301,888
FDC

 Expense Reductions                           $ 37,005
  Directed brokerage
arrangements

  Custodian credits                            2,598

  Transfer agent credits                       11,055

                                              $ 50,658

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET      SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                          2000 (UNAUDITED)

Operations Net investment       $ 306,768                   $ 3,080,027
income

 Net realized gain (loss)        5,236,306                   (46,961,437)

 Change in net unrealized        51,807,117                  141,289,128
appreciation (depreciation)

 NET INCREASE (DECREASE) IN      57,350,191                  97,407,718
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions Net           194,183,911                 186,390,654
proceeds from sales of shares

 Cost of shares redeemed         (151,224,591)               (152,695,597)

 NET INCREASE (DECREASE) IN      42,959,320                  33,695,057
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                  600,340                     580,285

  TOTAL INCREASE (DECREASE)      100,909,851                 131,683,060
IN NET ASSETS

NET ASSETS

 Beginning of period             402,392,110                 270,709,050

 End of period (including       $ 503,301,961               $ 402,392,110
accumulated net investment
loss of $557,900 and
$864,668, respectively)

OTHER INFORMATION
Shares

 Sold                            16,369,806                  21,355,004

 Redeemed                        (12,884,306)                (18,514,233)

 Net increase (decrease)         3,485,500                   2,840,771


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA        (UNAUDITED)                      1999                     1998       1997       1996

Net asset value, beginning of  $ 9.35                           $ 6.74                   $ 10.35    $ 16.61    $ 15.14
period

Income from Investment
Operations

Net investment income           .01 D                            .07   D                  .09 D      .15 D      .12 D

Net realized and unrealized     1.45                             2.53                     (3.47)     (6.17)     1.60
gain (loss)

Total from investment           1.46                             2.60                     (3.38)     (6.02)     1.72
operations

Less Distributions

 From net investment income     -                                -                        (.08)      (.13)      (.18)

In excess of net investment     -                                -                        (.15)      (.12)      (.09)
income

Total distributions             -                                -                        (.23)      (.25)      (.27)

Redemption fees added to paid   .01                              .01                      -          .01        .02
in capital

Net asset value, end of period $ 10.82                          $ 9.35                   $ 6.74     $ 10.35    $ 16.61

TOTAL RETURN B, C               15.72%                           38.72%                   (33.23)%   (36.74)%   11.69%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 503,302                        $ 402,392                $ 270,709  $ 499,168  $ 1,263,164
(000 omitted)

Ratio of expenses to average    1.39% A                          1.45%                    1.59%      1.36%      1.30%
net assets

Ratio of expenses to average    1.38% A, E                       1.42% E                  1.56% E    1.35% E    1.29% E
net assets after  expense
reductions

Ratio of net investment         .11% A                           .90%                     1.01%      .89%       .74%
income to average net assets

Portfolio turnover rate         100% A                           94%                      87%        69%        77%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 19.25
period

Income from Investment
Operations

Net investment income             .05

Net realized and unrealized       (4.13)
gain (loss)

Total from investment             (4.08)
operations

Less Distributions

 From net investment income       (.04)

In excess of net investment       -
income

Total distributions               (.04)

Redemption fees added to paid     .01
in capital

Net asset value, end of period   $ 15.14

TOTAL RETURN B, C                 (21.17)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,095,583
(000 omitted)

Ratio of expenses to average      1.28%
net assets

Ratio of expenses to average      1.28%
net assets after  expense
reductions

Ratio of net investment           .46%
income to average net assets

Portfolio turnover rate           78%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


EUROPE
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower. Total returns do not include the effect of the 3.00% sales load which was eliminated as of March 1, 2000.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY EUROPE                  16.13%         20.51%       148.44%       244.35%

MSCI Europe                      8.43%          10.23%       139.19%       273.77%

European Region   Funds Average  21.51%         25.29%       140.43%       206.71%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International (MSCI) Europe Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 2000, the index included over 500 equity securities of companies domiciled in 15 European countries. To measure how the fund's performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY EUROPE                  20.51%       19.96%        13.16%

MSCI Europe                      10.23%       19.06%        14.09%

European Region   Funds Average  25.29%       18.91%        11.52%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             Europe                      MS Europe (Net MA tax)
             00301                       MS002
  1990/04/30      10000.00                    10000.00
  1990/05/31      10615.29                    10813.86
  1990/06/30      11057.35                    11193.66
  1990/07/31      11726.40                    11665.04
  1990/08/31      10328.55                    10508.46
  1990/09/30       9307.05                     9270.87
  1990/10/31       9725.21                    10052.13
  1990/11/30       9713.26                    10153.14
  1990/12/31       9580.79                    10006.52
  1991/01/31       9770.33                    10343.22
  1991/02/28      10363.40                    11247.96
  1991/03/31       9807.02                    10493.10
  1991/04/30       9782.56                    10383.40
  1991/05/31       9825.36                    10689.69
  1991/06/30       8963.27                     9792.55
  1991/07/31       9415.71                    10470.29
  1991/08/31       9605.25                    10661.45
  1991/09/30       9953.75                    10981.86
  1991/10/31       9739.76                    10750.52
  1991/11/30       9446.28                    10497.45
  1991/12/31       9979.37                    11318.56
  1992/01/31      10023.61                    11315.30
  1992/02/29      10143.69                    11358.75
  1992/03/31       9796.09                    10961.23
  1992/04/30      10440.73                    11566.20
  1992/05/31      10952.66                    12224.39
  1992/06/30      10851.54                    11996.74
  1992/07/31      10459.69                    11568.13
  1992/08/31      10491.29                    11530.41
  1992/09/30      10326.97                    11339.71
  1992/10/31       9555.93                    10548.50
  1992/11/30       9549.61                    10543.35
  1992/12/31       9727.54                    10785.22
  1993/01/31       9676.01                    10803.33
  1993/02/28       9733.99                    10926.94
  1993/03/31      10371.75                    11489.05
  1993/04/30      10713.18                    11742.45
  1993/05/31      10842.02                    11868.77
  1993/06/30      10539.25                    11695.38
  1993/07/31      10545.69                    11735.53
  1993/08/31      11402.49                    12765.33
  1993/09/30      11389.60                    12725.68
  1993/10/31      11872.76                    13255.83
  1993/11/30      11640.84                    12969.69
  1993/12/31      12370.01                    13943.42
  1994/01/31      13262.83                    14653.50
  1994/02/28      12952.28                    14134.56
  1994/03/31      12589.98                    13734.51
  1994/04/30      12952.28                    14303.24
  1994/05/31      12454.12                    13695.23
  1994/06/30      12305.31                    13551.44
  1994/07/31      12868.18                    14261.67
  1994/08/31      13275.77                    14714.01
  1994/09/30      13094.61                    14130.55
  1994/10/31      13702.76                    14746.13
  1994/11/30      13191.66                    14181.29
  1994/12/31      13143.89                    14261.90
  1995/01/31      12861.30                    14150.24
  1995/02/28      13091.32                    14470.85
  1995/03/31      13406.77                    15142.37
  1995/04/30      13860.23                    15626.62
  1995/05/31      14136.25                    15946.57
  1995/06/30      14537.14                    16096.90
  1995/07/31      15187.77                    16935.94
  1995/08/31      14898.60                    16281.23
  1995/09/30      15555.79                    16773.06
  1995/10/31      15450.64                    16693.84
  1995/11/30      15352.06                    16812.54
  1995/12/31      15619.55                    17345.34
  1996/01/31      15667.47                    17458.73
  1996/02/29      16242.42                    17776.78
  1996/03/31      16639.41                    17989.35
  1996/04/30      16892.66                    18119.51
  1996/05/31      17378.63                    18259.52
  1996/06/30      17563.44                    18460.57
  1996/07/31      17228.05                    18229.34
  1996/08/31      17809.85                    18770.28
  1996/09/30      18111.01                    19165.23
  1996/10/31      18562.76                    19610.17
  1996/11/30      19274.61                    20603.90
  1996/12/31      19622.44                    21003.01
  1997/01/31      19541.32                    21065.39
  1997/02/28      19961.65                    21349.77
  1997/03/31      20337.73                    22045.77
  1997/04/30      20263.98                    21941.72
  1997/05/31      21207.87                    22884.56
  1997/06/30      22240.24                    24035.19
  1997/07/31      22940.78                    25165.81
  1997/08/31      21871.53                    23732.37
  1997/09/30      23899.41                    26038.44
  1997/10/31      22896.53                    24767.50
  1997/11/30      23346.35                    25154.12
  1997/12/31      24113.46                    26079.29
  1998/01/31      25039.67                    27170.97
  1998/02/28      26755.15                    29301.44
  1998/03/31      28688.10                    31394.74
  1998/04/30      29396.84                    32010.71
  1998/05/31      29662.62                    32665.97
  1998/06/30      29968.67                    33030.85
  1998/07/31      30798.23                    33690.47
  1998/08/31      25192.69                    29459.97
  1998/09/30      24765.83                    28289.52
  1998/10/31      26433.00                    30561.45
  1998/11/30      27947.14                    32194.66
  1998/12/31      29122.06                    33609.61
  1999/01/31      29522.19                    33400.23
  1999/02/28      28365.31                    32559.54
  1999/03/31      28400.10                    32922.25
  1999/04/30      28574.07                    33909.26
  1999/05/31      27191.03                    32286.71
  1999/06/30      28243.53                    32837.84
  1999/07/31      28252.23                    33149.15
  1999/08/31      28408.80                    33492.57
  1999/09/30      28400.10                    33241.04
  1999/10/31      29652.66                    34470.97
  1999/11/30      31105.28                    35407.20
  1999/12/31      34564.07                    39042.46
  2000/01/31      33364.89                    36268.10
  2000/02/29      36353.62                    38166.73
  2000/03/31      36999.33                    39096.09
  2000/04/28      34434.93                    37377.43
IMATRL PRASUN   SHR__CHT 20000430 20000524 092429 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Europe Fund on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $34,435 - a 244.35% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International Europe Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $37,377 - a 273.77% increase.


UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

EUROPE
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with
Thierry Serero,
Portfolio Manager of Fidelity Europe Fund

Q. HOW DID THE FUND PERFORM, THIERRY?

A. For the six months ending April 30, 2000, the fund returned 16.13%, while the Morgan Stanley Capital International (MSCI) Europe Index returned 8.43%. Meanwhile, the European region funds average, as tracked by Lipper Inc., returned 21.51%. For the 12-month period, the fund gained 20.51%, outperforming the MSCI index's return of 10.23%. The Lipper average return was 25.29% for the 12-month period.

Q. WHAT FACTORS INFLUENCED THE PERFORMANCE OF EUROPEAN STOCK MARKETS DURING THE PAST SIX MONTHS?

A. During the course of the period, stock markets rose significantly in continental Europe but declined in the U.K. when expressed in U.S. dollars. In continental Europe, share prices of technology, media and telecommunications (TMT) stocks were the main reason behind the market advance. The strongest gains were seen in Finland and Sweden, markets that are dominated by growth-oriented technology companies Nokia and Ericsson, respectively. Share prices of companies in more defensive sectors, however, moved sideways or declined. In the U.K., a smaller proportion of the market than in continental Europe is made up of TMT stocks. Therefore, its overall market declined during the past six months. In general, returns in Europe for U.S.-based investors were adversely affected by the weakening of the euro and sterling. These currencies depreciated by 15% and 6%, respectively, against the dollar. Economic growth strengthened during the period, so much so that central banks raised interest rates four times in the eurozone - the 11 countries that adopted Europe's single currency - and three times in the U.K. to counter building inflationary pressures.

Q. THE FUND OUTPERFORMED ITS BENCHMARK INDEX BUT TRAILED ITS PEER
GROUP. WHY?

A. Compared with the benchmark index, the fund benefited from its bias toward growth stocks, which investors preferred for much of the period. My investment style favors growth rather than value and this contributed significantly to performance. Relative to the Lipper average, performance within the peer group has diverged unusually widely between the best and the worst performers depending on how the funds were positioned in terms of investment in new economy stocks. For much of the period, sector weightings rather than stock picking worked because of the undifferentiated buying by investors within the preferred TMT sectors.

Q. WHICH FUND HOLDINGS PERFORMED PARTICULARLY WELL?

A. Shares in manufacturers of mobile phone equipment, such as Nokia and Ericsson, contributed considerably to performance. Other strong stocks included Kudelski, a maker of a card access system for pay TV; Dassault Systems, a developer of software to design cars and planes; and telecommunications companies Bouygues, Mannesmann and Telefonica, which benefited from the rapid expansion of mobile and data traffic. The fund no longer held Bouygues or Telefonica at the end of the period.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. The fund's second-largest holding, U.K. mobile phone operator Vodafone AirTouch, detracted from performance. Vodafone's share price was affected by concerns about the ongoing integration of its takeover of Mannesmann, and about the high bids Vodafone and other telecommunications companies put in for the U.K.'s third-generation mobile phone licenses. Royal Bank of Scotland was another disappointment. After its stock rose on speculation that it would be a takeover target, it surprised the market by acquiring National Westminster Bank, and Royal Bank's stock price quickly shed its gains.

Q. WHAT IS YOUR OUTLOOK FOR THE EUROPEAN MARKET?

A. Like other stock markets, European markets have been volatile since mid-March. The initial catalyst to this volatility was the decline of the U.S. stock market. Shares in technology, media and telecommunications companies have been most affected by the recent dips in the market. One result of this volatility is that investors appear to be again focusing on the underlying strength of businesses, which I view as positive. The economic background in Europe remains very favorable. Growth is accelerating and inflation remains low. Although interest rates are widely expected to rise in the eurozone, if not in the U.K., there seems little need for significant increases. The acceleration in economic growth should improve the outlook for profit growth as should continued corporate restructuring.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

FUND FACTS

GOAL: long-term growth of capital by investing mainly in equity securities of European issuers

FUND NUMBER: 301

TRADING SYMBOL: FIEUX

START DATE: October 1, 1986

SIZE: as of April 30, 2000, more than
$1.5 billion

MANAGER: Thierry Serero, since 1998;

manager, several funds for Fidelity
International Limited, since 1994; research analyst, Fidelity International Services Limited,
1991-1994; joined Fidelity in 1991
(checkmark)

EUROPE

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 5.8%
Finland 5.4%
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 10.7
Row: 1, Col: 4, Value: 4.2
Row: 1, Col: 5, Value: 3.2
Row: 1, Col: 6, Value: 6.8
Row: 1, Col: 7, Value: 6.4
Row: 1, Col: 8, Value: 8.800000000000001
Row: 1, Col: 9, Value: 32.7
Row: 1, Col: 10, Value: 5.8
United Kingdom 32.7%
France 16.0%
Germany 10.7%
Italy 4.2%
Netherlands 3.2%
Switzerland 8.8%
Other 6.8%
Sweden 6.4%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
United States 2.4%
Finland 4.7%
Row: 1, Col: 1, Value: 4.7
Row: 1, Col: 2, Value: 19.7
Row: 1, Col: 3, Value: 15.9
Row: 1, Col: 4, Value: 5.9
Row: 1, Col: 5, Value: 5.6
Row: 1, Col: 6, Value: 3.7
Row: 1, Col: 7, Value: 2.9
Row: 1, Col: 8, Value: 6.9
Row: 1, Col: 9, Value: 32.3
Row: 1, Col: 10, Value: 2.4
United Kingdom 32.3%
France 19.7%
Germany 15.9%
Switzerland 6.9%
Netherlands 5.9%
Sweden 2.9%
Other 5.6%
Spain 3.7%

ASSET ALLOCATION

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Stocks                          92.8                    97.5

Bonds                           4.1                     2.5

Short-Term Investments  and     3.1                     0.0
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Nokia AB  (Finland,             4.5                     3.5
Communications Equipment)

Vodafone AirTouch PLC           4.2                     5.2
(United Kingdom, Cellular)

BP Amoco PLC  (United           3.4                     2.9
Kingdom, Oil & Gas)

Marschollek Lautenschlaeger     3.2                     1.7
und Partner AG  (Germany,
Insurance)

Munich Reinsurance AG           3.0                     1.9
(Germany, Insurance)

TotalFinaElf SA  (France, Oil   3.0                     1.7
& Gas)

Shell Transport & Trading Co.   2.8                     0.0
 PLC (United Kingdom,  Oil &
Gas)

Telefonaktiebolaget LM          2.7                     2.0
Ericsson  (Sweden,
Communications Equipment)

Kudelski SA  (Switzerland,      2.0                     1.2
Electronic Instruments)

British Land Co. PLC  (United   1.9                     0.7
Kingdom, Real Estate)

                                30.7                    20.8

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Finance                         22.0                    21.2

Technology                      19.8                    11.6

Utilities                       13.6                    15.8

Energy                          9.8                     4.6

Basic Industries                4.9                     4.2

Media & Leisure                 4.9                     1.4

Construction & Real Estate      4.7                     4.0

Health                          4.5                     12.1

Services                        3.6                     6.5

Retail & Wholesale              3.4                     7.7


EUROPE

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 88.5%

                                 SHARES                       VALUE (NOTE 1)

BELGIUM - 0.6%

GIB Holdings Ltd.                 96,600                      $ 2,527,803

Telinfo SA                        38,761                       4,380,760

Telinfo SA (strip VVPR)           28,500                       260

Ubizen NV (a)(e)                  15,700                       2,186,532

                                                               9,095,355

DENMARK - 0.6%

Novo-Nordisk AS (B Shares)        72,270                       9,706,238

FINLAND - 5.4%

Comptel Oyj                       240,500                      5,449,405

Metsa-Serla Oyj Class B Free      368,750                      3,135,787
Shares

Nokia AB                          1,211,660                    68,913,157

UPM-Kymmene Corp.                 187,880                      4,880,432

                                                               82,378,781

FRANCE - 11.9%

Activcard SA (a)                  85,800                       2,316,600

Aventis SA (France)               449,850                      25,304,063

Banque Nationale de Paris         276,839                      22,431,684
(BNP)

Business Objects SA sponsored     30,000                       2,936,250
ADR (a)

CEGID SA                          11,926                       2,331,605

Dassault Systemes SA              213,240                      16,442,653

Elior (a)                         567,700                      6,193,639

Neopost SA (a)                    382,664                      10,149,472

Rhodia SA                         593,149                      11,028,763

Technip SA                        71,700                       8,201,546

TotalFinaElf SA Class B           300,644                      45,472,404

TRANSGENE SA sponsored ADR        366,500                      7,146,750
(a)(d)

Unibail                           166,470                      21,090,342

                                                               181,045,771

GERMANY - 7.5%

Aachener & Muenchener             58,964                       3,815,734
Beteiligungs AG (AMB)

ACG AG                            12,130                       2,929,368

Bewag AG Series A                 267,160                      2,488,600

Brokat Infosystems AG (a)         113,280                      13,794,074

Intershop Communication AG (a)    17,897                       7,976,187

Kali Und Salz Beteiligungs AG     191,210                      2,560,149

Karstadt Quelle AG                322,040                      9,833,032

Munich Reinsurance AG (Reg.)      155,145                      45,603,729

NSE Software AG                   348,190                      6,442,363

SGL Carbon AG (a)                 89,300                       6,917,547

Thyssen Krupp AG                  525,030                      11,054,242

                                                               113,415,025

GREECE - 0.1%

Antenna TV SA sponsored ADR       67,500                       1,303,594
(a)

IRELAND - 0.7%

Irish Life & Permanent PLC        928,247                      7,699,062



                                 SHARES                       VALUE (NOTE 1)

IWP International PLC             568,270                     $ 706,246
(United Kingdom) (Reg.)

Riverdeep Group PLC sponsored     79,500                       1,818,563
ADR

                                                               10,223,871

ITALY - 3.1%

Luxottica Group Spa sponsored     589,000                      14,062,375
ADR

Saipem Spa                        1,564,800                    7,743,040

San Paolo Imi Spa                 813,810                      11,452,576

Unicredito Italiano Spa           3,305,400                    13,578,270

                                                               46,836,261

LUXEMBOURG - 1.3%

Audiofina                         87,850                       10,849,605

Societe Europeen Des              45,740                       6,967,395
Satellite unit

Stolt Comex Seaway SA (a)         175,700                      2,082,976

                                                               19,899,976

NETHERLANDS - 3.2%

Buhrmann NV                       322,700                      8,338,441

Equant NV (a)                     257,608                      19,992,949

Heineken Holding NV (A Shares)    326,450                      11,023,963

IHC Caland NV                     130,000                      5,272,738

United Pan-Europe                 31,380                       1,144,910
Communications NV (a)

Vendex KBB NV                     145,000                      2,240,116

                                                               48,013,117

NORWAY - 0.5%

DNB Holding ASA                   2,180,010                    7,655,874

Kvaerner ASA (B Shares) (a)       61,620                       620,256

                                                               8,276,130

POLAND - 0.2%

Agora SA unit (a)                 123,330                      2,805,758

SPAIN - 2.8%

Banco Santander Central           1,410,150                    14,742,176
Hispano SA

Centros Comerciales               351,130                      5,472,640
Continente SA

Centros Comerciales Pryca SA      441,860                      5,360,380

Grupo Acciona SA                  71,062                       2,882,241

NH Hoteles SA (a)                 730,710                      8,225,170

Prosegur Comp Securidad SA        517,709                      6,049,320

                                                               42,731,927

SWEDEN - 6.4%

Industri-Matematik                611,380                      4,126,815
International Corp. (a)

Investor AB (B Shares)            992,520                      14,006,084

Nobel Biocare AB                  264,100                      7,098,826

Nordic Baltic Holding AB          1,482,800                    9,382,918

OM Gruppen AB                     57,700                       2,403,951

Scandic Hotels AB                 155,400                      1,653,414

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

SWEDEN - CONTINUED

Securitas AB (B Shares)           624,681                     $ 16,231,296

Telefonaktiebolaget LM            467,000                      41,300,313
Ericsson  (B Shares)

                                                               96,203,617

SWITZERLAND - 8.8%

Baloise Holdings AG               18,971                       15,869,865

Credit Suisse Group (Reg.)        123,900                      22,451,920

Fantastic Corp. (a)               201,870                      3,698,288

Geberit International AG          4,070                        1,323,519

Kudelski SA (a)                   2,976                        30,712,182

Lindt & Spruengli AG              3,935                        9,497,565

Logitech International SA (a)     4,300                        2,846,655

Miracle Holding AG (a)            8,028                        2,405,131

Novartis AG (Reg.)                17,221                       24,133,443

Richemont Compagnie Financier     5,829                        14,207,976
 Class A unit

Tecan AG                          7,097                        6,135,045

                                                               133,281,589

UNITED KINGDOM - 32.7%

Airtours PLC                      1,749,470                    9,199,759

Allied Zurich PLC                 1,845,286                    18,274,905

Amdocs Ltd. (a)                   205,200                      13,889,475

Axis Shield PLC (a)               383,983                      3,931,051

Babcock International Group       2,731,117                    3,479,088
PLC

BP Amoco PLC                      6,041,702                    51,354,505

British Land Co. PLC              4,296,211                    28,548,736

Cable & Wireless PLC              1,414,700                    23,361,938

Capita Group PLC                  556,145                      14,229,607

Carlton Communications PLC        1,240,150                    14,911,675

Compass Group PLC                 800,200                      11,324,738

E-Capital Investments PLC (a)     8,303,450                    1,289,941

Energis PLC (a)                   428,820                      21,110,987

Expro International Group PLC     558,000                      3,294,041

Jazztel PLC sponsored ADR         162,000                      8,424,000

Johnson Matthey PLC               739,670                      9,474,143

Lloyds TSB Group PLC              852,600                      8,317,949

Lonmin PLC                        398,630                      4,056,230

Misys PLC                         859,916                      9,791,997

NDS Group PLC sponsored ADR       270,700                      15,294,550

Prudential Corp. PLC              1,088,393                    16,671,471

Royal & Sun Alliance              1,805,036                    10,052,782
Insurance  Group PLC

Royal Bank of Scotland Group      1,837,995                    28,453,316
PLC

Safeway PLC                       5,522,770                    18,574,884



                                 SHARES                       VALUE (NOTE 1)

Scottish & Southern Energy PLC    1,109,280                   $ 9,331,488

Serco Group PLC                   2,068,302                    14,940,948

Shell Transport & Trading Co.     5,295,790                    42,586,952
PLC (Reg.)

Stagecoach Holdings PLC           8,127,201                    7,954,132

The Go-Ahead Group PLC            385,144                      2,671,504

United News & Media PLC           515,820                      6,546,836

Vodafone AirTouch PLC             13,566,627                   63,763,222

                                                               495,106,850

UNITED STATES OF AMERICA - 2.7%

Infonet Services Corp. Class B    1,307,670                    22,066,931

LHS Group, Inc. (a)               10,750                       427,313

SCM Microsystems, Inc. (a)        40,000                       3,312,209

Synthes-Stratec, Inc.             36,731                       15,683,859

                                                               41,490,312

TOTAL COMMON STOCKS                            1,341,814,172
(Cost $1,142,103,432)

NONCONVERTIBLE PREFERRED
STOCKS - 4.3%



GERMANY - 3.2%

Marschollek Lautenschlaeger       90,082                       47,986,407
und Partner AG

ITALY - 1.1%

Telecom Italia Mobile Spa         884,150                      3,444,239

Telecom Italia Spa Risp           2,115,900                    13,277,978

                                                               16,722,217

TOTAL NONCONVERTIBLE                           64,708,624
PREFERRED STOCKS
(Cost $34,499,545)


CORPORATE BONDS - 4.1%

MOODY'S RATINGS                             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 3.7%

FRANCE - 3.7%

France Telecom SA  2% 1/1/04    Aa1    EUR   18,848,435                     36,579,001

Vivendi SA 1.25% 1/1/04         Baa2   EUR   16,824,120                     19,031,987

                                                                            55,610,988

NONCONVERTIBLE BONDS - 0.4%

FRANCE - 0.4%

Eurotunnel Finance Ltd. euro:

0% 4/30/40 (c)                  -      EUR   1,355                          1,753,721

0% 4/30/40 (c)                  -      EUR   3,885                          5,028,196

                                                                            6,781,917

TOTAL CORPORATE BONDS                                          62,392,905
(Cost $60,297,271)


CASH EQUIVALENTS - 10.3%

                               SHARES                        VALUE (NOTE 1)

Central Cash Collateral Fund,   65,584,187                   $ 65,584,187
 5.94% (b)

Taxable Central Cash Fund,      89,853,681                    89,853,681
5.77% (b)

TOTAL CASH EQUIVALENTS                       155,437,868
(Cost $155,437,868)

TOTAL INVESTMENT PORTFOLIO -                                  1,624,353,569
107.2%
(Cost $1,392,338,116)

NET OTHER ASSETS - (7.2)%                                     (108,811,884)

NET ASSETS - 100%                           $ 1,515,541,685

CURRENCY ABBREVIATIONS

EUR                     -   European Monetary Unit

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,186,532 or 0.1% of net assets.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,243,619,638 and $1,300,256,824, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $67,171,380. The fund received cash collateral of $65,584,187 which was invested in cash equivalents and U.S. Treasury obligations valued at $5,424,034.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $13,404,052. The weighted average interest rate was 5.79%. Interest expense includes $124,423 paid under the interfund lending program.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $5,164,400. The weighted average interest rate was 6.14%. Interest expense includes $8,868 paid under the bank borrowing program.

Transactions during the period with companies which are or were affiliates are as follows:


AFFILIATE                    PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

TRANSGENE SA  sponsored ADR  $ -            $ 642,421   $ -              $7,146,750


INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $1,397,842,920. Net unrealized appreciation aggregated $226,510,649, of which $342,141,834 related to appreciated investment securities and $115,631,185 related to depreciated investment securities.

EUROPE
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 1,624,353,569
value  (cost $1,392,338,116)
-  See accompanying schedule

Foreign currency held at                       350,748
value  (cost $354,860)

Receivable for investments                     73,900,343
sold

Receivable for fund shares                     1,619,508
sold

Dividends receivable                           4,187,798

Interest receivable                            352,118

Redemption fees receivable                     934

Other receivables                              185,313

 TOTAL ASSETS                                  1,704,950,331

LIABILITIES

Payable for investments        $ 118,735,988
purchased

Payable for fund shares         3,630,409
redeemed

Accrued management fee          919,318

Other payables and  accrued     538,744
expenses

Collateral on securities        65,584,187
loaned,  at value

 TOTAL LIABILITIES                             189,408,646

NET ASSETS                                    $ 1,515,541,685

Net Assets consist of:

Paid in capital                               $ 1,081,517,573

Undistributed net investment                   391,073
income

Accumulated undistributed net                  201,935,925
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    231,697,114
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 40,599,816                    $ 1,515,541,685
shares outstanding

NET ASSET VALUE, offering                      $37.33
price  and redemption price
per share ($1,515,541,685
(divided by) 40,599,816
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                              $ 8,100,863
Dividends

Interest                                        708,634

Security lending                                304,793

                                                9,114,290

Less foreign taxes withheld                     (944,909)

 TOTAL INCOME                                   8,169,381

EXPENSES

Management fee Basic fee         $ 5,416,258

 Performance adjustment           (282,247)

Transfer agent fees               1,760,951

Accounting and security           365,616
lending fees

Non-interested trustees'          3,342
compensation

Custodian fees and expenses       380,975

Registration fees                 68,898

Audit                             20,202

Legal                             20,725

Interest                          133,291

Miscellaneous                     1,453

 Total expenses before            7,889,464
reductions

 Expense reductions               (228,982)     7,660,482

NET INVESTMENT INCOME                           508,899

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            205,214,187
(including    realized gain
(loss) of $420,893   on
sales of investments in
affiliated issuers)

 Foreign currency transactions    (10,483)      205,203,704

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            2,381,050

 Assets and liabilities in        (294,716)     2,086,334
foreign currencies

NET GAIN (LOSS)                                 207,290,038

NET INCREASE (DECREASE) IN                     $ 207,798,937
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                        $ 325,135
charges paid to FDC

 Sales charges - Retained by                   $ 324,575
FDC

 Deferred sales charges                        $ 30,124
withheld   by FDC

 Expense Reductions                            $ 190,326
  Directed brokerage
arrangements

  Custodian credits                             5,217

  Transfer agent credits                        33,439

                                               $ 228,982

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ 508,899                   $ 11,174,103
income

 Net realized gain (loss)         205,203,704                 103,624,552

 Change in net unrealized         2,086,334                   59,284,576
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       207,798,937                 174,083,231
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (6,915,252)                 (13,415,761)
From net investment income

 From net realized gain           (74,505,585)                (107,821,453)

 TOTAL DISTRIBUTIONS              (81,420,837)                (121,237,214)

Share transactions Net            284,081,927                 350,466,714
proceeds from sales of shares

 Reinvestment of distributions    79,435,011                  118,737,898

 Cost of shares redeemed          (291,941,421)               (791,339,602)

 NET INCREASE (DECREASE) IN       71,575,517                  (322,134,990)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   185,934                     333,409

  TOTAL INCREASE (DECREASE)       198,139,551                 (268,955,564)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,317,402,134               1,586,357,698

 End of period (including        $ 1,515,541,685             $ 1,317,402,134
undistributed net investment
income of $391,073 and
$9,182,220, respectively)

OTHER INFORMATION
Shares

 Sold                             7,472,627                   10,550,858

 Issued in reinvestment of        2,266,326                   3,755,163
distributions

 Redeemed                         (7,780,242)                 (23,998,640)

 Net increase (decrease)          1,958,711                   (9,692,619)


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA        (UNAUDITED)                      1999                     1998         1997       1996

Net asset value, beginning of  $ 34.09                          $ 32.82                  $ 31.05      $ 27.12    $ 23.51
period

Income from Investment
Operations

Net investment income           .01 D                            .25 D                    .39 D        .44 D      .30 D

Net realized and unrealized     5.35                             3.54                     4.10         5.44       4.23
gain (loss)

Total from investment           5.36                             3.79                     4.49         5.88       4.53
operations

Less Distributions

 From net investment income     (.18)                            (.28)                    (.39)        (.24)      (.12)

From net realized gain          (1.94)                           (2.25)                   (2.35)       (1.73)     (.81)

Total distributions             (2.12)                           (2.53)                   (2.74)       (1.97)     (.93)

Redemption fees added to paid   -                                .01                      .02          .02        .01
in capital

Net asset value, end of period $ 37.33                          $ 34.09                  $ 32.82      $ 31.05    $ 27.12

TOTAL RETURN B, C               16.13%                           12.18%                   15.45%       23.35%     20.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,515,542                      $ 1,317,402              $ 1,586,358  $ 916,108  $ 691,762
(000 omitted)

Ratio of expenses to average    1.07% A                          .96%                     1.10%        1.19%      1.27%
net assets

Ratio of expenses to average    1.04% A, F                       .89% F                   1.09% F      1.18% F    1.27%
net assets  after expense
reductions

Ratio of net investment         .07% A                           .76%                     1.15%        1.53%      1.20%
income to average net assets

Portfolio turnover rate         175% A                           106%                     114%         57%        45%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE FORMER ONE TIME
SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 21.18
period

Income from Investment
Operations

Net investment income             .27

Net realized and unrealized       2.37
gain (loss)

Total from investment             2.64
operations

Less Distributions

 From net investment income       (.20)

From net realized gain            (.11)

Total distributions               (.31)

Redemption fees added to paid     -
in capital

Net asset value, end of period   $ 23.51

TOTAL RETURN B, C                 12.76%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 492,867
(000 omitted)

Ratio of expenses to average      1.18% E
net assets

Ratio of expenses to average      1.18%
net assets  after expense
reductions

Ratio of net investment           1.12%
income to average net assets

Portfolio turnover rate           38%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE FORMER ONE TIME
SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


EUROPE CAPITAL APPRECIATION
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Total returns do not include the effect of the 3.00% sales load which was eliminated as of March 1, 2000.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY EUROPE  CAPITAL APP     13.89%         17.87%       140.08%       179.69%

MSCI Europe                      8.43%          10.23%       139.19%       170.40%

European Region  Funds Average   21.51%         25.29%       140.43%       n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 21, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International (MSCI) Europe Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of April 30, 2000, the index included over 500 equity securities of companies domiciled in 15 European countries. To measure how the fund's performance stacked up against its peers, you can compare it to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY EUROPE CAPITAL APP      17.87%       19.14%        17.55%

MSCI Europe                      10.23%       19.06%        16.92%

European Region Funds Average    25.29%       18.91%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Europe Cap. Appreciation    MS Europe (Net MA tax)
             00341                       MS002
  1993/12/21      10000.00                    10000.00
  1993/12/31      10030.00                    10087.27
  1994/01/31      11490.00                    10600.97
  1994/02/28      11000.00                    10225.54
  1994/03/31      11120.00                     9936.13
  1994/04/30      11590.00                    10347.57
  1994/05/31      11160.00                     9907.72
  1994/06/30      10930.00                     9803.69
  1994/07/31      11490.00                    10317.50
  1994/08/31      11690.00                    10644.74
  1994/09/30      11280.00                    10222.65
  1994/10/31      11350.00                    10667.98
  1994/11/30      10860.00                    10259.35
  1994/12/31      10720.00                    10317.67
  1995/01/31      10590.00                    10236.89
  1995/02/28      10890.00                    10468.83
  1995/03/31      11120.00                    10954.64
  1995/04/30      11650.00                    11304.96
  1995/05/31      11830.00                    11536.43
  1995/06/30      12000.00                    11645.19
  1995/07/31      12620.00                    12252.18
  1995/08/31      12100.00                    11778.54
  1995/09/30      12460.00                    12134.35
  1995/10/31      12080.00                    12077.04
  1995/11/30      12010.00                    12162.91
  1995/12/31      12294.87                    12548.36
  1996/01/31      12376.43                    12630.39
  1996/02/29      12692.46                    12860.48
  1996/03/31      12896.36                    13014.26
  1996/04/30      13263.37                    13108.42
  1996/05/31      13559.02                    13209.72
  1996/06/30      13630.38                    13355.17
  1996/07/31      13355.12                    13187.88
  1996/08/31      13854.67                    13579.22
  1996/09/30      14160.51                    13864.95
  1996/10/31      14344.01                    14186.83
  1996/11/30      15251.35                    14905.74
  1996/12/31      15478.34                    15194.47
  1997/01/31      15865.59                    15239.60
  1997/02/28      16047.82                    15445.33
  1997/03/31      16332.56                    15948.85
  1997/04/30      16412.28                    15873.58
  1997/05/31      17152.60                    16555.66
  1997/06/30      18200.44                    17388.08
  1997/07/31      19031.87                    18206.02
  1997/08/31      17904.31                    17169.01
  1997/09/30      19794.97                    18837.32
  1997/10/31      18872.42                    17917.87
  1997/11/30      18895.20                    18197.57
  1997/12/31      19341.37                    18866.87
  1998/01/31      20158.24                    19656.64
  1998/02/28      21778.80                    21197.92
  1998/03/31      23728.75                    22712.30
  1998/04/30      24374.34                    23157.91
  1998/05/31      24993.58                    23631.96
  1998/06/30      24848.65                    23895.92
  1998/07/31      25204.39                    24373.13
  1998/08/31      20448.10                    21312.60
  1998/09/30      19907.91                    20465.85
  1998/10/31      21449.42                    22109.46
  1998/11/30      22648.38                    23290.99
  1998/12/31      23531.12                    24314.63
  1999/01/31      23820.98                    24163.15
  1999/02/28      22911.88                    23554.96
  1999/03/31      22990.93                    23817.36
  1999/04/30      23728.75                    24531.41
  1999/05/31      22727.43                    23357.58
  1999/06/30      23333.49                    23756.30
  1999/07/31      23755.10                    23981.51
  1999/08/31      23913.21                    24229.96
  1999/09/30      23662.88                    24047.99
  1999/10/31      24558.80                    24937.77
  1999/11/30      25639.17                    25615.08
  1999/12/31      29122.46                    28244.98
  2000/01/31      27602.56                    26237.89
  2000/02/29      30248.82                    27611.44
  2000/03/31      29841.71                    28283.78
  2000/04/28      27968.97                    27040.43
IMATRL PRASUN   SHR__CHT 20000430 20000531 112218 R00000000000080

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Europe Capital Appreciation Fund on December 21, 1993, when the fund started. As the chart shows, by April 30, 2000, the value of the investment would have grown to $27,969 - a 179.69% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International Europe Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $27,040 - a 170.40% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

EUROPE CAPITAL APPRECIATION

FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Ian Hart became Portfolio Manager of Fidelity Europe Capital Appreciation Fund on April 1, 2000.

Q. HOW DID THE FUND PERFORM, IAN?

A. The fund performed well. For the six-month period that ended April 30, 2000, the fund posted a total return of 13.89%. In comparison, the Morgan Stanley Capital International (MSCI) Europe Index returned 8.43%. The fund also compares its performance against the European region funds average, as tracked by Lipper Inc., which returned 21.51% during the same period. For the 12 months that ended April 30, 2000, the fund returned 17.87%, while the MSCI index and Lipper average posted returns of 10.23% and 25.29%, respectively.

Q. WHAT WERE THE MAJOR FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

A. There were three industry themes that drove fund performance: technology, telecommunications and media. These were the growth sectors that led overall market activity for most of the period, responding to a global expansion of the Internet-based new economy. The fund was properly positioned to take advantage of this trend, and a number of the fund's large cap holdings in these three growth sectors did extremely well. A slowly improving European economy also helped create a few pockets of strong consumer demand, most notably in mobile telephones and consumer electronics, which had a positive effect on performance. Relative to the index, the portfolio was underweighted in the finance sector, which had a net positive effect on performance by limiting the fund's exposure to banks. This sector has not performed well of late, based mainly on rising interest rates and fears that the Internet will eat into bank profitability. The portfolio also was underweighted in the slow-performing cyclical sector, with the exception of oil stocks, where robust demand and price increases combined to drive earnings and stock prices higher. The fund lagged the Lipper average, which was more heavily invested in some of the high-flying technology sectors that performed so well during the period.

Q. YOU'VE JUST TAKEN OVER MANAGING THE FUND, IAN. CAN WE EXPECT TO SEE ANY SIGNIFICANT CHANGES IN INVESTMENT STRATEGY OR STYLE?

A. I don't anticipate there will be much change in strategy or style under my tenure as portfolio manager. I will focus on growth and on bottom-up stock picking. I'll continue to work closely with my former Fidelity analyst colleagues in London and search for strong, well-managed companies that can produce attractive and sustainable earnings growth.

Q. WHICH INDIVIDUAL POSITIONS HELPED PERFORMANCE THE MOST?

A. There were three names that showed particularly attractive rates of growth in the booming mobile telephony market. Two of them - Ericsson and Nokia - continued their world leadership positions with strong earnings and stock appreciation. A third - Mannesmann, Germany's top wireless service provider - also was a strong performer and was acquired during the period by Vodafone AirTouch, which is the fund's second-largest holding. In the media sector, TF-1, France's No. 1 commercial television operation, had extraordinary growth in its earnings and stock price, based mainly on capturing a market-leading share of accelerating TV advertising expenditures in France's rebounding economy.

Q. WERE THERE ANY HOLDINGS THAT DIDN'T PERFORM AS WELL AS YOU WOULD
HAVE LIKED?

A. Unilever, a British consumer goods company, and Vendex, a Dutch apparel retailer, both showed disappointing earnings in a retail environment constrained by margin pressures. Royal Bank of Scotland, which had been a potential takeover target, became a consolidator itself by acquiring National Westminster Bank, and the market reacted negatively to the deal.

Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS, IAN?

A. Despite the market volatility that we began to see at the end of the period, I remain positive in my outlook for the mid- to long-term. Continued volatility may cast a shadow over that view in the short term, which means that we will have to be even more focused on picking stocks that meet their earnings projections. But on the whole, I'm still bullish on the fundamental prospects for the European region. Economic growth throughout most of the region continues to accelerate. Corporate earnings are forecasted to show healthy gains. There also is a continuing trend toward acquisitions and consolidation in certain industry sectors, which is likely to have an ongoing positive effect.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: long-term capital appreciation by investing mainly in equity securities of European issuers

FUND NUMBER: 341

TRADING SYMBOL: FECAX

START DATE: December 21, 1993

SIZE: as of April 30, 2000, more than
$108 million

MANAGER: Ian Hart, since April
2000; international equity analyst,
1997-2000; European equity analyst,
1994-1997; joined Fidelity in 1994
(checkmark)

EUROPE CAPITAL APPRECIATION

INVESTMENT CHANGES




AS OF APRIL 30, 2000

United States 7.1%
Finland 3.2%
Row: 1, Col: 1, Value: 3.2
Row: 1, Col: 2, Value: 20.5
Row: 1, Col: 3, Value: 10.1
Row: 1, Col: 4, Value: 9.6
Row: 1, Col: 5, Value: 5.9
Row: 1, Col: 6, Value: 4.7
Row: 1, Col: 7, Value: 3.9
Row: 1, Col: 8, Value: 6.5
Row: 1, Col: 9, Value: 28.5
Row: 1, Col: 10, Value: 7.1
France 20.5%
United Kingdom 28.5%
Germany 10.1%
Switzerland 6.5%
Netherlands 9.6%
Sweden 3.9%
Spain 4.7%
Other 5.9%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999

United States 2.5%
Finland 4.3%
Row: 1, Col: 1, Value: 4.3
Row: 1, Col: 2, Value: 18.6
Row: 1, Col: 3, Value: 11.5
Row: 1, Col: 4, Value: 8.800000000000001
Row: 1, Col: 5, Value: 3.9
Row: 1, Col: 6, Value: 3.2
Row: 1, Col: 7, Value: 3.2
Row: 1, Col: 8, Value: 11.5
Row: 1, Col: 9, Value: 32.5
Row: 1, Col: 10, Value: 2.5
France 18.6%
United Kingdom 32.5%
Germany 11.5%
Switzerland 11.5%
Netherlands 8.8%
Sweden 3.2%
Other 3.9%
Spain 3.2%

ASSET ALLOCATION

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Stocks and Investment Companies   94.5                    97.5

Short-Term Investments  and       5.5                     2.5
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

TotalFinaELF SA  (France, Oil     5.2                     3.7
& Gas)

Vodafone AirTouch PLC             5.0                     4.0
(United Kingdom, Cellular)

Telefonaktiebolaget LM            3.3                     1.6
Ericsson  (Sweden,
Communications Equipment)

Nokia AB  (Finland,               3.2                     3.7
Communications Equipment)

Vivendi SA (France, Water)        2.8                     1.6

BP Amoco PLC  (United             2.8                     2.2
Kingdom, Oil & Gas)

Deutsche Telekom AG               2.5                     1.9
(Germany, Telephone Services)

Royal Dutch Petroleum Co.         2.3                     0.0
(Netherlands, Oil & Gas)

France Telecom SA  (France,       2.3                     1.6
Telephone Services)

Telefonica SA  (Spain,            1.9                     1.3
Telephone Services)

                                  31.3                    21.6

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Utilities                         20.4                    14.9

Finance                           17.0                    28.6

Technology                        13.5                    7.3

Energy                            10.9                    8.8

Health                            7.8                     7.4

Nondurables                       5.9                     5.4

Media & Leisure                   6.0                     3.6

Industrial Machinery &            3.9                     4.0
Equipment

Retail & Wholesale                3.3                     4.3

Services                          2.3                     5.3


EUROPE CAPITAL APPRECIATION

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 94.3%

                                 SHARES                      VALUE (NOTE 1)

DENMARK - 1.4%

Bang & Olufsen Holding AS         87,050                     $ 2,890,932

Novo-Nordisk AS (B Shares)        62,000                      8,326,923

                                                              11,217,855

FINLAND - 3.2%

Nokia AB                          451,200                     25,662,000

FRANCE - 20.5%

Access Commerce SA                22,900                      1,356,693

Aventis SA                        108,597                     6,108,581

AXA SA de CV                      98,300                      14,613,032

Banque Nationale de Paris         58,100                      4,707,721
(BNP)

Canal Plus SA                     27,400                      5,294,431

Castorama Dubois                  39,900                      8,728,045
Investissements SA

Clarins SA                        43,100                      4,281,901

France Telecom SA                 120,000                     18,615,455

Groupe Danone                     11,000                      2,411,241

ILOG SA sponsored ADR (a)         46,900                      1,688,400

Lafarge SA                        44,700                      3,711,579

Pernod-Ricard                     43,114                      1,954,989

Remy Cointreau SA (a)             23,776                      478,704

Rhodia SA                         280,000                     5,206,202

Royal Canin SA                    34,000                      3,194,997

Sanofi-Synthelabo SA              143,500                     5,369,056

Societe Generale Class A          12,900                      2,678,405

Suez Lyonnaise des Eaux           41,300                      6,493,398

Television Francaise 1 SA         4,192                       2,877,061

TotalFinaElf SA Class B           276,500                     41,820,622

Vivendi SA                        225,682                     22,379,927

                                                              163,970,440

GERMANY - 9.9%

ACG AG                            7,300                       1,762,934

Allianz AG (Reg.)                 31,100                      11,998,902

BASF AG                           130,000                     5,698,112

Deutsche Telekom AG               311,000                     20,236,277

Karstadt Quelle AG                143,000                     4,366,301

Munich Reinsurance AG (Reg.)      23,100                      6,790,075

Primacom AG (a)                   74,300                      5,722,402

Schering AG                       500                         70,865

Siemens AG                        74,900                      11,127,620

Software AG (a)                   41,200                      4,769,071

United Internet AG (a)            7,300                       1,882,965

Wella AG                          240,000                     5,247,765

                                                              79,673,289

IRELAND - 0.1%

Trintech Group PLC sponsored      38,000                      1,026,000
ADR

ISRAEL - 0.4%

Orad Hi-Tech Systems Ltd. (a)     71,800                      3,272,106



                                 SHARES                      VALUE (NOTE 1)

ITALY - 2.5%

Banca Intesa Spa                  1,435,000                  $ 5,354,668

Telecom Italia Mobile Spa         857,300                     8,208,461

Telecom Italia Spa                462,800                     6,612,254

                                                              20,175,383

JAPAN - 0.0%

Crayfish Co. Ltd. sponsored       3,200                       47,600
ADR

NETHERLANDS - 9.6%

Equant NV (a)                     60,100                      4,664,359

ING Groep NV  (Certificaten       220,717                     12,074,374
Van Aandelen)

Koninklijke Ahold NV              245,100                     5,730,118

Koninklijke KPN NV                45,000                      4,546,540

Koninklijke Philips               183,600                     8,211,483
Electronics NV

Numico NV                         92,300                      3,440,788

Nutreco Holding NV                121,300                     4,726,392

Royal Dutch Petroleum Co.         326,400                     18,727,201
(Hague Registry)

STMicroelectronics NV             34,100                      6,523,785

United Pan-Europe                 64,700                      2,360,602
Communications NV (a)

Vendex KBB NV                     244,200                     3,772,665

Versatel Telecom                  57,500                      2,311,209
International NV (a)

                                                              77,089,516

NORWAY - 1.5%

Norsk Hydro AS                    125,000                     4,578,550

Opticom ASA (a)                   17,300                      1,828,456

Tandberg ASA (a)                  168,000                     2,574,166

TANDBERG Television ASA (a)       312,300                     2,829,200

                                                              11,810,372

SPAIN - 4.7%

Altadis SA                        606,000                     7,141,739

Banco Santander Central           752,000                     7,861,657
Hispano SA

Cortefiel SA                      197,900                     4,184,722

Sogecable SA (a)                  76,300                      3,237,256

Telefonica SA (a)                 670,000                     14,949,238

                                                              37,374,612

SWEDEN - 3.9%

Elanders AB (B Shares)            141,800                     4,542,021

Tele1 Europe Holding AB (a)       8,800                       138,966

Telefonaktiebolaget LM            300,800                     26,602,000
Ericsson  (B Shares)

                                                              31,282,987

SWITZERLAND - 6.5%

ABB Ltd. (Reg.)                   77,600                      8,735,079

Ascom Holding AG (Bearer)         616                         2,096,335

Credit Suisse Group (Reg.)        45,000                      8,154,450

Fantastic Corp. (a)               223,300                     4,090,888

Gretag Imaging Holding AG         13,400                      2,701,047
(Reg. D)

Kuoni Reisen Holding AG Class     345                         1,499,215
B (Reg.)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SWITZERLAND - CONTINUED

Logitech International SA (a)     5,762                      $ 3,814,518

Nestle SA (Reg.)                  3,788                       6,698,965

Novartis AG (Reg.)                3,426                       4,801,183

PubliGroupe SA                    3,135                       2,425,567

Roche Holding AG                  696                         7,292,007
participation certificates

                                                              52,309,254

UNITED KINGDOM - 28.5%

3i Group PLC                      407,800                     8,166,038

Abbey National PLC                372,200                     4,229,626

Allied Zurich PLC                 935,300                     9,262,802

Amvescap PLC                      385,600                     5,561,990

AstraZeneca Group PLC             106,000                     4,465,250

Barclays PLC                      340,000                     8,672,880

BP Amoco PLC                      2,611,700                   22,199,467

British Land Co. PLC              617,552                     4,103,692

British Telecommunications PLC    458,300                     8,386,889

Cable & Wireless PLC              740,500                     12,228,399

Carlton Communications PLC        696,600                     8,375,981

Diageo PLC                        1,038,200                   8,378,723

Energis PLC (a)                   66,700                      3,283,669

Filtronic PLC                     86,900                      2,335,485

Glaxo Wellcome PLC                215,900                     6,780,610

HSBC Holdings PLC (Reg.)          485,900                     5,557,483

Jazztel PLC sponsored ADR         29,900                      1,554,800

Legal & General Group PLC         2,585,300                   6,727,241

Lloyds TSB Group PLC              600,000                     5,853,588

Marconi PLC                       327,100                     4,072,821

Misys PLC                         340,300                     3,875,049

Prudential Corp. PLC              460,300                     7,050,650

Reuters Group PLC                 170,000                     3,034,452

Royal Bank of Scotland Group      29,894                      462,778
PLC

Scottish Media Group PLC          533,400                     9,695,052

SmithKline Beecham PLC            672,900                     9,252,373

SSL International PLC             585,700                     5,936,999

Telewest Communications PLC       660,500                     4,004,304
(a)

Vodafone AirTouch PLC             8,508,591                   39,990,425

WPP Group PLC                     279,500                     4,489,662

                                                              227,989,178

UNITED STATES OF AMERICA - 1.6%

Bristol-Myers Squibb Co.          49,140                      2,576,779

Eli Lilly & Co.                   103,896                     8,032,460

SCM Microsystems, Inc. (a)        26,200                      2,169,497

                                                              12,778,736

TOTAL COMMON STOCKS                            755,679,328
(Cost $668,968,457)

NONCONVERTIBLE PREFERRED
STOCKS - 0.2%

                                 SHARES                      VALUE (NOTE 1)

GERMANY - 0.2%

SAP AG (Cost $2,026,461)          3,200                      $ 1,891,441

CASH EQUIVALENTS - 19.3%



Central Cash Collateral Fund,     90,206,315                  90,206,315
 5.94% (b)

Taxable Central Cash Fund,        64,137,619                  64,137,619
5.77% (b)

TOTAL CASH EQUIVALENTS                         154,343,934
(Cost $154,343,934)

TOTAL INVESTMENT PORTFOLIO -                                  911,914,703
113.8%
(Cost $825,338,852)

NET OTHER ASSETS - (13.8)%                                    (110,431,454)

NET ASSETS - 100%                             $ 801,483,249

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $939,247,288 and $714,744,622, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $86,257,564. The fund received cash collateral of $90,206,315 which was invested in cash equivalents.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $827,378,752. Net unrealized appreciation aggregated $84,535,951, of which $128,583,189 related to appreciated investment securities and $44,047,238 related to depreciated investment securities.

EUROPE CAPITAL APPRECIATION
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 911,914,703
value  (cost $825,338,852) -
 See accompanying schedule

Foreign currency held at                      3,957,955
value  (cost $3,957,955)

Receivable for investments                    7,165,578
sold

Receivable for fund shares                    613,257
sold

Dividends receivable                          1,893,108

Interest receivable                           326,054

Redemption fees receivable                    169

Other receivables                             84,067

 TOTAL ASSETS                                 925,954,891

LIABILITIES

Payable for investments        $ 31,950,342
purchased

Payable for fund shares         1,467,609
redeemed

Accrued management fee          493,302

Other payables and  accrued     354,074
expenses

Collateral on securities        90,206,315
loaned,  at value

 TOTAL LIABILITIES                            124,471,642

NET ASSETS                                   $ 801,483,249

Net Assets consist of:

Paid in capital                              $ 655,930,322

Distributions in excess of                    (219,643)
net investment income

Accumulated undistributed net                 59,137,354
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   86,635,216
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 38,884,900                   $ 801,483,249
shares outstanding

NET ASSET VALUE, offering                     $20.61
price and redemption price
per share ($801,483,249
(divided by) 38,884,900
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                             $ 2,809,218
Dividends

Interest                                       1,279,977

Security lending                               103,858

                                               4,193,053

Less foreign taxes withheld                    (358,079)

 TOTAL INCOME                                  3,834,974

EXPENSES

Management fee Basic fee         $ 2,668,800

 Performance adjustment           145,218

Transfer agent fees               822,602

Accounting and security           198,920
lending fees

Non-interested trustees'          1,194
compensation

Custodian fees and expenses       199,495

Registration fees                 132,629

Audit                             17,558

Legal                             8,151

Miscellaneous                     586

 Total expenses before            4,195,153
reductions

 Expense reductions               (140,543)    4,054,610

NET INVESTMENT INCOME (LOSS)                   (219,636)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            61,173,744

 Foreign currency transactions    (121,017)    61,052,727

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            9,340,424

 Assets and liabilities in        71,649       9,412,073
foreign currencies

NET GAIN (LOSS)                                70,464,800

NET INCREASE (DECREASE) IN                    $ 70,245,164
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                       $ 1,050,752
charges paid to FDC

 Sales charges - Retained by                  $ 1,050,752
FDC

Expense Reductions Directed                   $ 135,983
brokerage arrangements

 Transfer agent credits                        4,560

                                              $ 140,543

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ (219,636)                 $ 4,874,467
income (loss)

 Net realized gain (loss)         61,052,727                  38,149,941

 Change in net unrealized         9,412,073                   35,596,084
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       70,245,164                  78,620,492
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (4,070,674)                 -
From net investment income

 From net realized gain           (14,717,039)                -

 TOTAL DISTRIBUTIONS              (18,787,713)                -

Share transactions Net            379,023,083                 134,939,446
proceeds from sales of shares

 Reinvestment of distributions    18,063,088                  -

 Cost of shares redeemed          (121,972,897)               (389,794,618)

 NET INCREASE (DECREASE) IN       275,113,274                 (254,855,172)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   157,981                     182,122

  TOTAL INCREASE (DECREASE)       326,728,706                 (176,052,558)
IN NET ASSETS

NET ASSETS

 Beginning of period              474,754,543                 650,807,101

 End of period (including        $ 801,483,249               $ 474,754,543
under (over) distribution of
net investment income of
$(219,643) and $4,567,063,
respectively)

OTHER INFORMATION
Shares

 Sold                             18,275,135                  7,566,679

 Issued in reinvestment of        903,170                     -
distributions

 Redeemed                         (5,769,604)                 (22,059,597)

 Net increase (decrease)          13,408,701                  (14,492,918)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998       1997       1996

Net asset value, beginning of    $ 18.64                          $ 16.28                  $ 16.57    $ 14.07    $ 12.08
period

Income from Investment
Operations

Net investment income (loss)      (.01) D                          .15 D                    .15 D      .20 D      .22 E

Net realized and unrealized       2.58                             2.20                     1.79       3.81       2.00
gain (loss)

Total from investment             2.57                             2.35                     1.94       4.01       2.22
operations

Less Distributions

 From net investment income       (.13)                            -                        (.17)      (.23)      (.23)

From net realized gain            (.47)                            -                        (2.08)     (1.29)     -

Total distributions               (.60)                            -                        (2.25)     (1.52)     (.23)

Redemption fees added to paid     -                                .01                      .02        .01        -
in capital

Net asset value, end of period   $ 20.61                          $ 18.64                  $ 16.28    $ 16.57    $ 14.07

TOTAL RETURN B, C                 13.89%                           14.50%                   13.65%     31.57%     18.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 801,483                        $ 474,755                $ 650,807  $ 372,049  $ 170,192
(000 omitted)

Ratio of expenses to average      1.16% A                          1.07%                    1.12%      1.10%      1.33%
net assets

Ratio of expenses to average      1.12% A, F                       .97% F                   1.08% F    1.07% F    1.30% F
net assets  after expense
reductions

Ratio of net investment           (.06)% A                         .86%                     .89%       1.33%      1.66%
income (loss) to average net
assets

Portfolio turnover rate           219% A                           150%                     179%       189%       155%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE FORMER ONE TIME
SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.04 PER
SHARE.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 11.35
period

Income from Investment
Operations

Net investment income (loss)      .23

Net realized and unrealized       .50
gain (loss)

Total from investment             .73
operations

Less Distributions

 From net investment income       -

From net realized gain            -

Total distributions               -

Redemption fees added to paid     -
in capital

Net asset value, end of period   $ 12.08

TOTAL RETURN B, C                 6.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 194,433
(000 omitted)

Ratio of expenses to average      1.36%
net assets

Ratio of expenses to average      1.36%
net assets  after expense
reductions

Ratio of net investment           1.45%
income (loss) to average net
assets

Portfolio turnover rate           176%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE FORMER ONE TIME
SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.04 PER
SHARE.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


HONG KONG AND CHINA
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY HONG KONG AND CHINA     22.40%         34.89%       82.67%

FIDELITY HONG KONG AND CHINA     18.73%         30.85%       77.19%
 (INCL. 3.00% SALES CHARGE)

Hang Seng                        16.77%         15.82%       72.13%

China Region Funds Average       27.77%         39.71%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 1, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Hang Seng Index - a market capitalization-weighted index of the stocks of the 33 largest companies in the Hong Kong market. You can also compare the fund's performance to the China region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 27 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  LIFE OF FUND

FIDELITY HONG KONG AND CHINA     34.89%       14.33%

FIDELITY HONG KONG AND CHINA     30.85%       13.56%
 (INCL. 3.00% SALES CHARGE)

Hang Seng                        15.82%       12.83%

China Region Funds Average       39.71%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Hong Kong and China         Hang Seng
             00352                       EX004
  1995/11/01       9700.00                    10000.00
  1995/11/30       9729.10                    10055.31
  1995/12/31       9942.65                    10355.18
  1996/01/31      11136.94                    11707.43
  1996/02/29      11001.00                    11493.79
  1996/03/31      10787.39                    11344.61
  1996/04/30      10816.52                    11377.80
  1996/05/31      11156.36                    11717.22
  1996/06/30      11010.71                    11485.79
  1996/07/31      10738.84                    11172.35
  1996/08/31      11272.87                    11703.04
  1996/09/30      12010.80                    12513.71
  1996/10/31      12593.38                    13153.37
  1996/11/30      13962.44                    14151.17
  1996/12/31      14017.97                    14238.54
  1997/01/31      13741.76                    14107.81
  1997/02/28      13899.59                    14226.29
  1997/03/31      13021.62                    13329.79
  1997/04/30      13297.84                    13761.33
  1997/05/31      15320.13                    15770.49
  1997/06/30      15438.51                    16275.44
  1997/07/31      16888.65                    17575.67
  1997/08/31      15300.40                    15196.09
  1997/09/30      15921.89                    16236.25
  1997/10/31      10910.54                    11505.49
  1997/11/30      10999.32                    11431.72
  1997/12/31      10926.40                    11656.10
  1998/01/31       9716.76                    10104.22
  1998/02/28      11630.37                    12566.68
  1998/03/31      11858.41                    12638.18
  1998/04/30      10966.06                    11431.68
  1998/05/31       9617.61                     9866.13
  1998/06/30       9131.77                     9474.51
  1998/07/31       8655.85                     8841.87
  1998/08/31       7604.85                     8110.53
  1998/09/30       8507.12                     8789.59
  1998/10/31      10162.94                    11326.10
  1998/11/30      10470.30                    11606.20
  1998/12/31      10342.98                    11205.69
  1999/01/31       9729.16                    10599.24
  1999/02/28       9841.69                    10992.69
  1999/03/31      10864.74                    12198.25
  1999/04/30      13135.90                    14862.47
  1999/05/31      12409.54                    13434.96
  1999/06/30      14118.02                    15067.86
  1999/07/31      14015.72                    14677.98
  1999/08/31      14210.09                    15000.69
  1999/09/30      13841.80                    14161.97
  1999/10/31      14476.09                    14740.74
  1999/11/30      16941.62                    17105.05
  1999/12/31      19124.60                    18850.83
  2000/01/31      18081.06                    17246.84
  2000/02/29      19558.55                    19059.16
  2000/03/31      20302.45                    19312.56
  2000/04/28      17719.44                    17213.16
IMATRL PRASUN   SHR__CHT 20000430 20000524 093157 R00000000000057

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Hong Kong and China Fund on November 1, 1995, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $17,719 - a 77.19% increase on the initial investment. For comparison, look at how the Hang Seng Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $17,213 - a 72.13% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

HONG KONG AND CHINA
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with
Joseph Tse, Portfolio
Manager of Fidelity
Hong Kong and China Fund

Q. HOW DID THE FUND PERFORM, JOSEPH?

A. For the six months that ended April 30, 2000, the fund returned 22.40%, compared to 16.77% for the Hang Seng Index and 27.77% for the China region funds average tracked by Lipper Inc. For the 12-month period that ended April 30, 2000, the fund returned 34.89%, while the Hang Seng and the Lipper average had returns of 15.82% and 39.71%, respectively.

Q. WHAT FACTORS HAD THE MOST INFLUENCE ON PERFORMANCE DURING THE
SIX-MONTH PERIOD?

A. The fund's significant underweighting in banks relative to the index proved particularly beneficial. Stocks such as HSBC and Hang Seng Bank trended lower in the face of rising interest rates and decelerating loan growth. Having exposure to the Taiwanese stock market - home to some of the fastest-growing technology companies in the region, including Taiwan Semiconductor and Winbond Electronics - further boosted performance. Additionally, the fund was well-positioned to benefit from the rally in new economy stocks that swept through global equity markets during the period. By owning some of the higher-quality TMT - or technology, media and telecommunications - stocks, the fund was able to withstand the sharp tech sell-off that plagued these issues late in the period. ASM Pacific Technology, Television Broadcasts and Asia Satellite are names that quickly come to mind. The fund failed to keep pace with its Lipper peers, a group that was more highly concentrated in high-flying Taiwanese issues.

Q. HOW DID THE FUND'S HOLDINGS IN TELECOMMUNICATIONS PERFORM?

A. Our relative underexposure to telecom really hurt. Similar to the banking sector, telecom made up nearly one-third of the Hang Seng Index during the period. We gave up a lot by not owning enough of the period's best performers - China Telecom and conglomerate Hutchison Whampoa - which together accounted for over 32% of the index over the period. In an effort to compensate for our deficiency, I built up an overweighted position in wireless operator Smartone. Unfortunately, this strategy failed us, as too many players infiltrating the mobile business spoiled the earnings outlook for everyone. Not surprisingly, the fund's considerable underweighting in Cable & Wireless HKT helped, as the stock struggled to make forward progress. This was a bold bet given the fact that most of my competitors had at least a neutral weighting in the stock relative to the index.

Q. WHAT OTHER MOVES HELPED SHAPE PERFORMANCE?

A. Raising the fund's exposure to growth opportunities outside of the index, namely in garment retailer Giordano - Hong Kong's equivalent to Gap stores in the U.S. - as well as Li & Fung, a provider of supply-chain services, paid dividends. Underweighting poorly performing property stocks, such as Wharf Holdings and New World Development, also helped. Slightly overweighting some of the bigger names in the index - including Sun Hung Kai Properties and Henderson Land Development - hurt performance. The biggest of them all, Cheung Kong Holdings, was the only exception, as it benefited from its stake in Hutchison Whampoa.

Q. WHAT OTHER STOCKS CONTRIBUTED TO PERFORMANCE? WHICH DIDN'T?

A. Pacific Century Cyberworks soared on investors' enthusiasm for its collection of Internet investments. Creative Technology, a Singapore company known worldwide for its Sound Blaster products and related multimedia devices, responded to record earnings driven by strong demand for audio systems. The fund no longer held Creative Technology at the close of the period. Micro-motor manufacturer Johnson Electric proved that an old economy stock can consistently deliver robust earnings growth. On the downside, banks we did own - namely Standard Chartered, Liu Chong Hing and Wing Hang - dragged on performance, as did fast-food chain Cafe de Coral and China retailer Glorious Sun.

Q. WHAT'S YOUR OUTLOOK?

A. I'm not terribly bullish overall. While there are some good stories out there, the problem is many of them are still too expensive. Property companies and banks, both of which look weak right now, have traditionally driven the Hong Kong market. With the end of the run-up in TMT stocks, investors are now searching for that next hot spot. I'll keep an eye on the Southeast Asian markets outside of Hong Kong and China, particularly Taiwan, and may increase the fund's exposure in those markets if the opportunities look good. I'll continue to closely monitor global trends and make every effort to be early to those names poised to benefit.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

NOTE TO SHAREHOLDERS: The Hong Kong and China Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong & Chinese market. As of April 30, 2000, the fund did not have more than 25% of its total assets invested in any one industry.


FUND FACTS

GOAL: long-term growth of capital by investing mainly in equity securities of Hong Kong and Chinese issuers

FUND NUMBER: 352

TRADING SYMBOL: FHKCX

START DATE: November 1, 1995

SIZE: as of April 30, 2000, more than
$228 million

MANAGER: Joseph Tse, since inception; director of research, Fidelity Investments Management (Hong Kong), since 1994; manager, Asian portion of various global equity funds, since 1993; joined Fidelity in 1990 (checkmark)

HONG KONG AND CHINA

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 3.3%
Bermuda 0.1%
China 0.3%
United Kingdom 8.2%
Row: 1, Col: 1, Value: 0.1
Row: 1, Col: 2, Value: 0.3
Row: 1, Col: 3, Value: 0.1
Row: 1, Col: 4, Value: 79.59999999999999
Row: 1, Col: 5, Value: 0.1
Row: 1, Col: 6, Value: 8.300000000000001
Row: 1, Col: 7, Value: 8.199999999999999
Row: 1, Col: 8, Value: 3.3
Grand Cayman Islands 0.1%
Taiwan 8.3%
Singapore 0.1%
Hong Kong 79.6%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
United States 1.3%
China 0.7%
Row: 1, Col: 1, Value: 0.7000000000000001
Row: 1, Col: 2, Value: 81.40000000000001
Row: 1, Col: 3, Value: 0.4
Row: 1, Col: 4, Value: 3.9
Row: 1, Col: 5, Value: 12.3
Row: 1, Col: 6, Value: 1.3
United Kingdom 12.3%
Taiwan 3.9%
Singapore 0.4%
Hong Kong 81.4%

ASSET ALLOCATION

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Stocks and Investment Companies   97.1                    98.9

Short-Term Investments  and       2.9                     1.1
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

China Telecom (Hong Kong)         14.8                    8.5
Ltd. (Cellular)

Hutchison Whampoa Ltd.            10.9                    9.7
(Electrical Equipment)

Cheung Kong Holdings Ltd.         8.5                     6.1
(Real Estate)

HSBC Holdings PLC  (Hong          7.2                     10.7
Kong)  (Banks)

Sun Hung Kai Properties Ltd.      4.8                     6.8
(Real Estate)

Li & Fung Ltd.  (Trading          3.6                     0.0
Companies)

Johnson Electric Holdings         3.2                     4.1
Ltd. (Electrical Equipment)

Television Broadcasts Ltd.        3.2                     3.7
(Broadcasting)

Tracker Fund of Hong Kong         2.9                     0.0
(TraHK) (Investment Companies)

Smartone Telecommunications       2.7                     3.1
Holdings Ltd. (Cellular)

                                  61.8                    52.7

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Utilities                         19.1                    18.1

Construction & Real Estate        16.8                    21.4

Industrial Machinery &            15.4                    14.3
Equipment

Finance                           12.0                    19.6

Technology                        11.5                    7.8

Retail & Wholesale                6.4                     2.6

Media & Leisure                   5.9                     7.5

Holding Companies                 2.8                     1.5

Transportation                    2.5                     3.4

Durables                          1.1                     2.1


HONG KONG AND CHINA

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 94.2%

                                 SHARES                    VALUE (NOTE 1)

BASIC INDUSTRIES - 0.4%

CHEMICALS & PLASTICS - 0.1%

China Agrotech Holdings Ltd.      1,886,000                $ 193,707

METALS & MINING - 0.3%

China Resources Enterprise        572,000                   719,672
Ltd.

TOTAL BASIC INDUSTRIES                                      913,379

CONSTRUCTION & REAL ESTATE -
16.8%

REAL ESTATE - 16.8%

Amoy Properties Ltd.              492,000                   347,409

Cheung Kong Holdings Ltd.         1,637,000                 19,545,390

Great Eagle Holdings Ltd.         442,000                   754,721

Henderson Investment Ltd.         1,224,000                 817,142

Henderson Land Development        1,091,000                 4,762,296
Co. Ltd.

Kerry Properties Ltd.             864,000                   1,064,873

New World Development Co.         6,738                     9,083
Ltd.

Sun Hung Kai Properties Ltd.      1,377,021                 10,916,672

Wharf Holdings Ltd.               162,485                   336,898

                                                            38,554,484

DURABLES - 1.1%

CONSUMER ELECTRONICS - 0.1%

Konka Group Co. Ltd. Series B     325,925                   290,814

TEXTILES & APPAREL - 1.0%

Far Eastern Textile Ltd.          333,540                   512,384

Glorious Sun Enterprises Ltd.     6,446,000                 1,737,890

                                                            2,250,274

TOTAL DURABLES                                              2,541,088

FINANCE - 12.0%

BANKS - 11.5%

Bank of East Asia Ltd.            276,000                   597,065

Dah Sing Financial Holdings       145,744                   570,694
Ltd.

Dao Heng Bank Group Ltd.          278,000                   1,284,872

Hang Seng Bank Ltd.               300,500                   2,768,083

HSBC Holdings PLC (Hong Kong)     1,443,404                 16,508,933
(Reg.)

Liu Chong Hing Bank Ltd.          1,625,000                 1,324,768

Standard Chartered PLC            174,592                   2,335,279

Wing Hang Bank Ltd.               226,000                   554,185

Wing Lung Bank Ltd.               122,000                   420,549

                                                            26,364,428

CREDIT & OTHER FINANCE - 0.2%

Aeon Credit Service (ASIA)        1,476,000                 549,537
Co. Ltd.

SECURITIES INDUSTRY - 0.3%

Guoco Group Ltd.                  266,000                   619,828

TOTAL FINANCE                                               27,533,793



                                 SHARES                    VALUE (NOTE 1)

HEALTH - 0.1%

DRUGS & PHARMACEUTICALS - 0.0%

China Pharmaceutical              166,600                  $ 1,989
Enterprise and Investment
Corp. Ltd. warrants 10/20/01
(a)

MEDICAL EQUIPMENT & SUPPLIES
- 0.1%

Quality Healthcare Asia Ltd.      390,000                   160,224
(a)

TOTAL HEALTH                                                162,213

HOLDING COMPANIES - 2.8%

Citic Pacific Ltd.                1,370,000                 6,279,159

Van Shung Chong Holdings Ltd.     522,000                   127,332

                                                            6,406,491

INDUSTRIAL MACHINERY &
EQUIPMENT - 15.4%

ELECTRICAL EQUIPMENT - 15.4%

Chen Hsong Holdings Ltd.          3,870,000                 665,777

Hutchison Whampoa Ltd.            1,705,000                 24,844,655

Johnson Electric Holdings         921,080                   7,420,340
Ltd.

Microelectronics Technology,      406,000                   1,890,995
Inc. (a)

Zinwell Corp.                     77,000                    447,982

                                                            35,269,749

MEDIA & LEISURE - 5.9%

BROADCASTING - 4.0%

Asia Satellite                    551,500                   1,724,079
Telecommunications Holdings
Ltd.

i-CABLE Communications Ltd.       305,000                   134,114

Television Broadcasts Ltd.        1,067,000                 7,294,521

                                                            9,152,714

LODGING & GAMING - 0.8%

Hong Kong & Shanghai Hotels       1,086,000                 585,588
Ltd. (The)

Mandarin Oriental                 342,000                   189,810
International Ltd.

Shangri-La Asia Ltd.              1,018,000                 1,130,516

                                                            1,905,914

RESTAURANTS - 1.1%

Cafe de Coral Holdings Ltd.       6,674,000                 2,399,148

TOTAL MEDIA & LEISURE                                       13,457,776

NONDURABLES - 0.2%

BEVERAGES - 0.2%

Vitasoy International             2,091,000                 410,732
Holdings Ltd.

RETAIL & WHOLESALE - 6.4%

APPAREL STORES - 2.6%

Esprit Asia Holdings Ltd.         1,310,000                 1,395,925

Giordano International Ltd.       2,710,000                 4,436,007

                                                            5,831,932

GENERAL MERCHANDISE STORES -
0.2%

China Everbright Ltd.             746,000                   526,762

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

TRADING COMPANIES - 3.6%

Li & Fung Ltd.                    2,142,000                $ 8,277,490

TOTAL RETAIL & WHOLESALE                                    14,636,184

TECHNOLOGY - 11.5%

COMMUNICATIONS EQUIPMENT - 0.9%

Pacific Century CyberWorks        538,000                   1,001,528
Ltd.

Tecom Ltd. (a)                    114,000                   368,884

UTStarcom, Inc.                   14,100                    669,750

                                                            2,040,162

COMPUTER SERVICES & SOFTWARE
- 0.6%

Accton Technology Corp. (a)       92,000                    231,541

AsiaInfo Holdings, Inc.           6,000                     261,000

GigaMedia Ltd.                    1,500                     36,000

iSteelAsia.com Ltd.               515,460                   40,368

Prosten Technology Holdings       887,000                   225,477
Ltd.

SINA.com                          33,200                    651,550

                                                            1,445,936

COMPUTERS & OFFICE EQUIPMENT
- 2.6%

Acer, Inc. (a)                    431,000                   901,585

Asustek Computer, Inc.            38,000                    421,049

Computer & Technologies           438,000                   503,280
Holdings Ltd. (a)

D-Link Corp.                      567,600                   1,669,685

Legend Holdings Ltd.              354,000                   411,306

Ocean Information Holdings        2,186,000                 179,615
Ltd.

Systex Corp.                      177,800                   775,823

Technology Venture Holdings       534,000                   198,816
Ltd.

WYSE Technology Taiwan Ltd.       434,000                   936,231

                                                            5,997,390

ELECTRONIC INSTRUMENTS - 0.3%

Group Sense International         6,920,000                 755,158
Ltd.

ELECTRONICS - 7.1%

Acer Sertek, Inc.                 53,000                    291,028

ASM Pacific Technology Ltd.       922,000                   3,267,027

Chartered Semiconductor           1,000                     87,375
Manufacturing Ltd. ADR

Hon Hai Precision Industries      76,000                    732,799
Co. Ltd. (a)

Macronix International Co.        236,000                   713,515
Ltd. (a)

Taiwan Semiconductor              524,460                   3,376,977
Manufacturing Co. Ltd. (a)

United Microelectronics Corp.     1,211,000                 4,096,699

Vtech Holdings Ltd.               416,630                   1,727,690



                                 SHARES                    VALUE (NOTE 1)

Winbond Electronics Corp. (a)     321,000                  $ 991,486

Winbond Electronics Corp.         29,300                    912,695
sponsored GDR (a)(c)

                                                            16,197,291

TOTAL TECHNOLOGY                                            26,435,937

TRANSPORTATION - 2.5%

AIR TRANSPORTATION - 1.8%

Cathay Pacific Airways Ltd.       1,998,000                 3,603,998

Swire Pacific Ltd. Class A        70,000                    395,424

                                                            3,999,422

SHIPPING - 0.1%

IMC Holdings Ltd. (a)             3,636,000                 280,084

TRUCKING & FREIGHT - 0.6%

New World Infrastructure Ltd.     844,000                   899,359
(a)

Shenzhen Expressway Co. Ltd.      4,288,000                 478,946
(H Shares)

                                                            1,378,305

TOTAL TRANSPORTATION                                        5,657,811

UTILITIES - 19.1%

CELLULAR - 17.5%

China Telecom (Hong Kong)         4,610,000                 33,811,466
Ltd. (a)

Smartone Telecommunications       2,006,000                 6,283,961
Holdings Ltd.

SUNDAY Communications Ltd.        46,000                    9,803

                                                            40,105,230

ELECTRIC UTILITY - 0.1%

CLP Holdings Ltd.                 59,500                    266,597

GAS - 0.2%

Hong Kong & China Gas Co.         336,380                   369,240
Ltd.

TELEPHONE SERVICES - 1.3%

Cable & Wireless Hkt Ltd.         1,081,612                 2,501,227

City Telecom (HK) Ltd.            1,562,000                 546,462

                                                            3,047,689

TOTAL UTILITIES                                             43,788,756

TOTAL COMMON STOCKS                           215,768,393
(Cost $146,305,702)

INVESTMENT COMPANIES - 2.9%



Tracker Fund of Hong Kong         3,269,900                 6,506,971
(TraHK) (a) (Cost $5,473,942)

CONVERTIBLE BONDS - 0.0%

MOODY'S RATINGS (UNAUDITED)          PRINCIPAL AMOUNT      VALUE (NOTE 1)

MEDIA & LEISURE - 0.0%

LODGING & GAMING - 0.0%

Mandarin Oriental             -      $ 5                   $ 24,750
International Ltd.  6.75%
3/23/05 (Cost $25,000)

CASH EQUIVALENTS - 2.4%

                              SHARES

Taxable Central Cash Fund,     5,553,961                  5,553,961
5.77% (b) (Cost $5,553,961)

TOTAL INVESTMENT PORTFOLIO -                              227,854,075
99.5%
(Cost $157,358,605)

NET OTHER ASSETS - 0.5%                                   1,114,327

NET ASSETS - 100%                         $ 228,968,402

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $912,695 or 0.4% of net assets.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $129,346,472 and $105,057,127, respectively.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $159,623,198. Net unrealized appreciation aggregated $68,230,877, of which $77,823,637 related to appreciated investment securities and $9,592,760 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $50,478,000 all of which will expire on October 31, 2006.

HONG KONG AND CHINA
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 227,854,075
value  (cost $157,358,605) -
 See accompanying schedule

Cash                                       46

Foreign currency held at                   1,336,121
value  (cost $1,338,767)

Receivable for fund shares                 150,659
sold

Dividends receivable                       541,240

Interest receivable                        15,799

Redemption fees receivable                 537

Other receivables                          218

 TOTAL ASSETS                              229,898,695

LIABILITIES

Payable for fund shares        $ 644,635
redeemed

Accrued management fee          146,737

Other payables and  accrued     138,921
expenses

 TOTAL LIABILITIES                         930,293

NET ASSETS                                $ 228,968,402

Net Assets consist of:

Paid in capital                           $ 200,341,879

Undistributed net investment               20,883
income

Accumulated undistributed net              (41,886,420)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                70,492,060
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 13,354,231                $ 228,968,402
shares outstanding

NET ASSET VALUE and                        $17.15
redemption price per share
($228,968,402 (divided by)
13,354,231 shares)

Maximum offering price per                 $17.68
share (100/97.00 of $17.15)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                             $ 1,779,616
Dividends

Interest                                       192,580

                                               1,972,196

Less foreign taxes withheld                    (4,929)

 TOTAL INCOME                                  1,967,267

EXPENSES

Management fee                   $ 899,517

Transfer agent fees               345,969

Accounting fees and expenses      72,942

Non-interested trustees'          349
compensation

Custodian fees and expenses       132,147

Registration fees                 37,697

Audit                             13,509

Legal                             2,917

Reports to shareholders           10,028

Miscellaneous                     137

 Total expenses before            1,515,212
reductions

 Expense reductions               (9,464)      1,505,748

NET INVESTMENT INCOME                          461,519

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            11,450,248

 Foreign currency transactions    20,266       11,470,514

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            26,900,127

 Assets and liabilities in        (3,684)      26,896,443
foreign currencies

NET GAIN (LOSS)                                38,366,957

NET INCREASE (DECREASE) IN                    $ 38,828,476
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                       $ 420,032
charges paid to FDC

 Sales charges - Retained by                  $ 420,032
FDC

 Expense Reductions                           $ 8,105
  Directed brokerage
arrangements

  Transfer agent credits                       1,359

                                              $ 9,464

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ 461,519                   $ 2,362,496
income

 Net realized gain (loss)         11,470,514                  9,831,552

 Change in net unrealized         26,896,443                  35,812,522
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       38,828,476                  48,006,570
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (2,289,574)                 (4,312,427)
from net investment income

Share transactions Net            144,627,312                 89,140,338
proceeds from sales of shares

 Reinvestment of distributions    2,213,416                   4,182,802

 Cost of shares redeemed          (116,742,451)               (116,955,228)

 NET INCREASE (DECREASE) IN       30,098,277                  (23,632,088)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   813,619                     631,730

  TOTAL INCREASE (DECREASE)       67,450,798                  20,693,785
IN NET ASSETS

NET ASSETS

 Beginning of period              161,517,604                 140,823,819

 End of period (including        $ 228,968,402               $ 161,517,604
undistributed net investment
income of $20,883 and
$1,848,938, respectively)

OTHER INFORMATION
Shares

 Sold                             8,304,339                   7,169,572

 Issued in reinvestment of        129,289                     415,738
distributions

 Redeemed                         (6,493,880)                 (9,914,200)

 Net increase (decrease)          1,939,748                   (2,328,890)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998       1997       1996 E

Net asset value, beginning of    $ 14.15                          $ 10.25                  $ 11.06    $ 12.97    $ 10.00
period

Income from Investment
Operations

Net investment income D           .03                              .19                      .31        .17        .29

Net realized and unrealized       3.08                             3.98                     (1.10)     (1.95)     2.64
gain (loss)

Total from investment             3.11                             4.17                     (.79)      (1.78)     2.93
operations

Less Distributions

 From net investment income       (.17)                            (.32)                    (.06)      (.14)      (.01)

From net realized gain            -                                -                        -          (.08)      -

Total distributions               (.17)                            (.32)                    (.06)      (.22)      (.01)

Redemption fees added to paid     .06                              .05                      .04        .09        .05
in capital

Net asset value, end of period   $ 17.15                          $ 14.15                  $ 10.25    $ 11.06    $ 12.97

TOTAL RETURN B, C                 22.40%                           42.44%                   (6.85)%    (13.36)%   29.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 228,968                        $ 161,518                $ 140,824  $ 177,416  $ 109,880
(000 omitted)

Ratio of expenses to average      1.24% A                          1.34%                    1.41%      1.31%      1.62%
net assets

Ratio of expenses to average      1.23% A, F                       1.32% F                  1.40% F    1.31%      1.62%
net assets after expense
reductions

Ratio of net investment           .38% A                           1.59%                    3.07%      1.18%      2.53%
income to average net assets

Portfolio turnover rate           91% A                            84%                      109%       174%       118%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 1,
1995 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER
31,1996.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


JAPAN
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY JAPAN                   11.43%         77.59%       97.68%        163.17%

FIDELITY JAPAN   (INCL. 3.00%    8.09%          72.26%       91.75%        155.28%
SALES CHARGE)

TOPIX                            2.10%          37.05%       0.25%         45.86%

Japanese Funds Average           5.46%          52.96%       55.96%        n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 15, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Tokyo Stock Exchange Index (TOPIX) - a market capitalization-weighted index of over 1,400 stocks traded in the Japanese market. To measure how the fund's performance stacked up against its peers, you can compare it to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 48 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY JAPAN                   77.59%       14.60%        13.53%

FIDELITY JAPAN   (INCL. 3.00%    72.26%       13.91%        13.07%
SALES CHARGE)

TOPIX                            37.05%       0.05%         5.07%

Japanese Funds Average           52.96%       7.78%         n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Japan Fund                  TOPIX
             00350                       TK001
  1992/09/15       9700.00                    10000.00
  1992/09/30       9641.80                     9815.42
  1992/10/31       9544.80                     9336.12
  1992/11/30       9641.80                     9576.86
  1992/12/31       9661.20                     9437.20
  1993/01/31       9748.50                     9388.21
  1993/02/28      10301.40                     9815.57
  1993/03/31      11484.80                    11253.41
  1993/04/30      13036.80                    13170.39
  1993/05/31      13405.40                    13966.69
  1993/06/30      12610.00                    13389.70
  1993/07/31      13453.90                    14330.57
  1993/08/31      13686.70                    14650.81
  1993/09/30      13318.10                    13889.46
  1993/10/31      12949.50                    13636.41
  1993/11/30      11252.00                    11429.98
  1993/12/31      11637.09                    11715.04
  1994/01/31      13010.29                    13586.06
  1994/02/28      13621.71                    14249.19
  1994/03/31      13391.17                    13845.83
  1994/04/30      13701.90                    14386.73
  1994/05/31      14082.78                    14648.69
  1994/06/30      14934.77                    15465.45
  1994/07/31      14443.62                    14910.88
  1994/08/31      14393.51                    14947.34
  1994/09/30      14042.69                    14552.59
  1994/10/31      14303.30                    14937.45
  1994/11/30      13331.03                    14052.07
  1994/12/31      13552.55                    14299.84
  1995/01/31      12387.96                    13546.80
  1995/02/28      11810.82                    12780.10
  1995/03/31      12758.98                    13884.10
  1995/04/30      12913.57                    14548.67
  1995/05/31      12181.84                    13609.31
  1995/06/30      12016.94                    12960.37
  1995/07/31      12820.82                    13960.65
  1995/08/31      12769.29                    13417.71
  1995/09/30      12738.37                    13428.96
  1995/10/31      12449.80                    12721.44
  1995/11/30      12594.08                    13464.74
  1995/12/31      13263.98                    14067.55
  1996/01/31      13171.23                    13932.57
  1996/02/29      12810.51                    13709.11
  1996/03/31      13171.23                    14169.24
  1996/04/30      14016.33                    15121.58
  1996/05/31      13511.33                    14389.30
  1996/06/30      13748.37                    14458.38
  1996/07/31      13068.16                    13756.75
  1996/08/31      12573.47                    13177.79
  1996/09/30      12862.04                    13557.37
  1996/10/31      12037.55                    12655.38
  1996/11/30      12336.43                    12756.39
  1996/12/31      11779.52                    11779.59
  1997/01/31      10892.44                    10516.37
  1997/02/28      11181.26                    10724.66
  1997/03/31      10995.59                    10331.19
  1997/04/30      11542.28                    10584.92
  1997/05/31      12872.89                    11901.06
  1997/06/30      13574.29                    12672.60
  1997/07/31      13935.31                    12178.72
  1997/08/31      12295.26                    11093.36
  1997/09/30      12439.66                    10753.27
  1997/10/31      11449.44                     9937.19
  1997/11/30      11036.85                     9188.53
  1997/12/31      10515.02                     8470.67
  1998/01/31      11186.63                     9376.43
  1998/02/28      11008.24                     9454.41
  1998/03/31      10305.14                     8817.25
  1998/04/30      10777.37                     8701.22
  1998/05/31      10441.56                     8293.03
  1998/06/30      10462.55                     8346.71
  1998/07/31      10724.90                     8236.34
  1998/08/31       9633.52                     7389.77
  1998/09/30       9738.46                     7235.42
  1998/10/31      10588.47                     8404.64
  1998/11/30      11312.56                     8804.35
  1998/12/31      11890.92                     9128.11
  1999/01/31      11796.21                     9173.65
  1999/02/28      11722.55                     8955.23
  1999/03/31      13469.36                    10158.76
  1999/04/30      14374.33                    10642.34
  1999/05/31      13795.57                    10165.67
  1999/06/30      16100.09                    11129.49
  1999/07/31      18141.54                    12264.80
  1999/08/31      19793.64                    12654.46
  1999/09/30      21287.90                    13484.72
  1999/10/31      22908.43                    14285.26
  1999/11/30      26054.79                    15321.20
  1999/12/31      29260.21                    16055.55
  2000/01/31      27147.21                    15184.59
  2000/02/29      28455.77                    14944.99
  2000/03/31      28112.54                    15893.59
  2000/04/28      25527.60                    14585.52
IMATRL PRASUN   SHR__CHT 20000430 20000524 093157 R00000000000095

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Japan Fund on September 15, 1992, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $25,528 - a 155.28% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $14,586 - a 45.86% increase.


UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

JAPAN
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with
Brenda Reed,
Portfolio Manager of Fidelity Japan Fund

Q. HOW DID THE FUND PERFORM, BRENDA?

A. The fund managed to finish well ahead of its benchmarks in an increasingly volatile market environment. For the six months that ended April 30, 2000, the fund returned 11.43%, beating the Tokyo Stock Exchange Index (TOPIX) and the Japanese funds average tracked by Lipper Inc., which had respective returns of 2.10% and 5.46%. For the 12 months that ended April 30, 2000, the fund returned 77.59%. By comparison, the index and the peer average returned 37.05% and 52.96%, respectively.

Q. WHY DID THE FUND BEAT THE INDEX AND ITS PEERS DURING THE SIX-MONTH
PERIOD?

A. Most of the fund's relative outperformance occurred in the final two months of 1999, when stock markets worldwide staged a powerful but narrow rally led by the market sectors representing the new economy - technology, media and telecommunications. Favorable stock selection and overweightings in these critical sectors enabled the fund to pull ahead of the index and the average by a wide margin. Unfortunately, new economy stocks gave up much of their gains during the rest of the period, while cyclical and defensive stocks staged a comeback. I rotated some money into these rebounding sectors, but technology remained the fund's largest sector allocation - 23.2% of net assets - at the end of the period. I couldn't see enough long-term growth potential in cyclical and defensive stocks to make a radical readjustment in the fund's focus.

Q. WITHIN TECHNOLOGY AND TELECOMMUNICATIONS, WHERE DID YOU CONCENTRATE THE FUND'S INVESTMENTS?

A. I focused mainly on two industries. First, I emphasized companies that make components for cellular phones. These companies have extremely cost-efficient operations, and they also benefited from the ability to raise prices due to healthy worldwide demand. The other industry of interest to me was factory automation. The robust recovery in Southeast Asia, where Japanese companies making automation equipment do much of their business, boosted revenue and earnings prospects for the sector.

Q. WHAT STOCKS DID WELL FOR THE FUND?

A. Furukawa Electric was a key contributor and represented my biggest overweighted position relative to the index. The company makes fiber-optic cable, but the most exciting aspect of its business is WDM
- wave division multiplexing. WDM involves using lasers and mirrors to split light into its component parts and increase the capacity of fiber-optic pathways. In addition, the company has significant holdings of U.S. stock JDS Uniphase, to which it also is a supplier. Another solid performer was Toyota Motor Corp., which saw strong growth in U.S. car sales. Investors also responded positively to Toyota's recent move to invest in the cellular telecommunications area.

Q. WHAT STOCKS WERE DISAPPOINTING?

A. Cellular holding Hikari Tsushin, formerly a standout performer, ran into several problems during the period. The company's rapid growth occurred without sufficiently tight management controls, resulting in loose accounting practices at some stores. Furthermore, although the cellular market in Japan continued to boom, growth slowed from the unsustainably high levels of the past year or two. Finally, the company`s president was the victim of some extremely negative press coverage, much of which amounted to personal attacks of questionable credibility. Nonetheless, I sold much of the fund's holdings of Hikari Tsushin for valuation reasons during the period. In retrospect, I wish I'd sold more of it earlier.

Q. WHAT'S YOUR OUTLOOK, BRENDA?

A. Earlier in the most recent fiscal year, Japan experienced two consecutive quarters of negative GDP, which meant that the country had entered a recession according to the traditional definition of that term. However, due to the confusing way in which the government measures consumer spending, most analysts believe that economic growth for that period was understated. There are currently many signs of improvement - for example, healthy sales of computers and cellular phones, increased capital spending, rising employment and robust growth in international travel. These overall mixed signals for the economy make stock selection difficult. As a result, my short-term focus will be on keeping the fund's sector weightings close to those of TOPIX and emphasizing strong earnings potential - primarily through either globally competitive companies or well-managed domestic companies that could be merger and acquisition targets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

NOTE TO SHAREHOLDERS: Effective June 16, 2000, Yoko Ishibashi will become Portfolio Manager of Fidelity Japan Fund.


FUND FACTS

GOAL: long-term growth of capital by investing mainly in equity securities of Japanese issuers

FUND NUMBER: 350

TRADING SYMBOL: FJPNX

START DATE: September 15, 1992

SIZE: as of April 30, 2000, more than
$880 million

MANAGER: Brenda Reed, since 1998; associate manager, Fidelity Japan Fund, October-December 1998; manager, Fidelity Select Automotive
Portfolio, 1994-1996; Fidelity Select Air Transportation Portfolio, 1992-1994; joined Fidelity in 1992
(checkmark)

JAPAN

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 4.9%
Row: 1, Col: 1, Value: 95.09999999999999
Row: 1, Col: 2, Value: 4.9
Japan 95.1%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31,1999
United States 4.5%
Row: 1, Col: 1, Value: 95.5
Row: 1, Col: 2, Value: 4.5
Japan 95.5%

ASSET ALLOCATION

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Stocks                          95.1                    95.5

Short-Term Investments  and     4.9                     4.5
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

NTT DoCoMo, Inc. (Cellular)     8.2                     5.4

Toyota Motor Corp.   (Autos,    4.2                     2.2
Tires, & Accessories)

Furukawa Electric Co. Ltd.      3.0                     1.1
(Electrical Equipment)

Sony Corp.  (Consumer           2.9                     1.5
Electronics)

Rohm Co. Ltd.  (Electronics)    2.7                     1.4

Takeda Chemical Industries      2.6                     2.3
Ltd.  (Drugs &
Pharmaceuticals)

The Suruga Bank Ltd.  (Banks)   2.5                     0.1

Kyocera Corp.  (Electronics)    2.4                     1.9

Softbank Corp. (Computers &     2.4                     2.2
Office Equipment)

Murata Manufacturing Co. Ltd.   2.1                     0.0
(Electrical Equipment)

                                33.0                    18.1

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      23.2                    23.9

Utilities                       12.4                    13.5

Durables                        12.3                    12.6

Industrial Machinery &          9.7                     6.3
Equipment

Finance                         9.1                     12.8

Health                          8.3                     6.9

Basic Industries                5.7                     6.7

Media & Leisure                 4.3                     2.5

Services                        2.8                     1.8

Retail & Wholesale              2.3                     4.5


JAPAN

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 95.1%

                                 SHARES                      VALUE (NOTE 1)

BASIC INDUSTRIES - 5.7%

CHEMICALS & PLASTICS - 5.2%

Asahi Chemical Industry Co.       1,121,000                  $ 6,447,771
Ltd. (a)

Hitachi Chemical Co. Ltd.         218,000                     5,563,899

Kaneka Corp.                      666,000                     8,560,570

Mitsubishi Chemical Corp.         1,370,000                   5,485,574

Nippon Zeon Co. Ltd.              1,062,000                   6,579,804

Nissan Chemical Industries        754,000                     4,057,962
Co. Ltd.

Shin-Etsu Chemical Co. Ltd.       164,000                     8,659,515

                                                              45,355,095

PAPER & FOREST PRODUCTS - 0.5%

Nippon Paper Industries Co.       724,000                     4,579,397
Ltd.

TOTAL BASIC INDUSTRIES                                        49,934,492

CONSTRUCTION & REAL ESTATE -
2.0%

BUILDING MATERIALS - 1.1%

Nippon Sheet Glass Co. Ltd.       1,055,000                   9,365,637

CONSTRUCTION - 0.5%

Daito Trust Construction Co.      300,000                     4,716,109

REAL ESTATE - 0.4%

Mitsubishi Estate Co. Ltd.        305,000                     3,426,808

TOTAL CONSTRUCTION & REAL                                     17,508,554
ESTATE

DURABLES - 12.3%

AUTOS, TIRES, & ACCESSORIES -
7.1%

Honda Motor Co. Ltd. (a)          210,000                     9,292,500

Tokai Corp.                       440,000                     4,841,872

Toyoda Gosei Co. Ltd.             207,000                     11,963,658

Toyota Motor Corp.                738,000                     36,876,937

                                                              62,974,967

CONSUMER ELECTRONICS - 5.2%

Matsushita Electric               344,000                     9,167,600
Industrial Co. Ltd.

Pioneer Corp.                     196,000                     5,346,773

Sharp Corp.                       294,000                     5,668,485

Sony Corp.                        92,900                      10,480,281

Sony Corp. New                    130,400                     14,710,750

                                                              45,373,889

TOTAL DURABLES                                                108,348,856

FINANCE - 9.1%

BANKS - 5.8%

Bank of Tokyo-Mitsubishi Ltd.     471,000                     6,071,518

Dai-Ichi Kangyo Bank Ltd.         1,469,000                   12,171,481

Fuji Bank Ltd.                    587,000                     4,885,334

Sakura Bank Ltd.                  907,000                     6,357,555

The Suruga Bank Ltd.              1,274,000                   21,794,895

                                                              51,280,783



                                 SHARES                      VALUE (NOTE 1)

SECURITIES INDUSTRY - 3.3%

Daiwa Securities Group, Inc.      903,000                    $ 13,777,973

Nikko Securities Co. Ltd.         421,000                     4,963,704

Nomura Securities Co. Ltd.        392,000                     9,859,811

                                                              28,601,488

TOTAL FINANCE                                                 79,882,271

HEALTH - 8.3%

DRUGS & PHARMACEUTICALS - 7.2%

Fujisawa Pharmaceutical Co.       414,000                     15,504,901
Ltd.

Sankyo Co. Ltd.                   155,000                     3,411,319

Takeda Chemical Industries        343,000                     22,551,600
Ltd.

Yamanouchi Pharmaceutical Co.     289,000                     15,259,756
Ltd.

Yoshitomi Pharmaceutical          470,000                     6,606,251
Industries Ltd.

                                                              63,333,827

MEDICAL EQUIPMENT & SUPPLIES
- 1.1%

Hoya Corp.                        100,000                     10,171,999

TOTAL HEALTH                                                  73,505,826

INDUSTRIAL MACHINERY &
EQUIPMENT - 9.7%

ELECTRICAL EQUIPMENT - 7.7%

Furukawa Electric Co. Ltd.        1,905,000                   26,406,464

Mitsubishi Electric Corp.         615,000                     5,249,168

Murata Manufacturing Co. Ltd.     96,000                      18,642,500

Omron Corp.                       649,000                     17,644,350

                                                              67,942,482

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.0%

SMC Corp.                         44,000                      8,747,919

THK Co. Ltd.                      214,400                     9,020,899

                                                              17,768,818

TOTAL INDUSTRIAL MACHINERY &                                  85,711,300
EQUIPMENT

MEDIA & LEISURE - 4.3%

BROADCASTING - 2.8%

Fuji Television Network, Inc.     587                         9,770,668

Tokyo Broadcasting System,        347,000                     15,081,376
Inc.

                                                              24,852,044

LEISURE DURABLES & TOYS - 0.8%

Nintendo Co. Ltd.                 44,400                      7,390,420

PUBLISHING - 0.4%

Kadokawa Shoten Publishing        21,000                      3,398,372
Co. Ltd.

RESTAURANTS - 0.3%

Saizeriya Co. Ltd.                30,000                      2,330,313

TOTAL MEDIA & LEISURE                                         37,971,149

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - 1.7%

BEVERAGES - 0.5%

Fuji Coca-Cola Bottling Co.       91,000                     $ 862,539
Ltd.

Kirin Beverage Corp.              200,000                     3,957,832

                                                              4,820,371

FOODS - 0.6%

Ajinomoto Co., Inc.               489,000                     5,584,566

HOUSEHOLD PRODUCTS - 0.6%

Lion Corp.                        153,000                     629,601

Shiseido Co. Ltd.                 357,000                     4,509,543

                                                              5,139,144

TOTAL NONDURABLES                                             15,544,081

RETAIL & WHOLESALE - 2.3%

APPAREL STORES - 0.8%

World Co. Ltd.                    64,000                      4,805,622

World Co. Ltd. New                32,000                      2,402,811

                                                              7,208,433

GENERAL MERCHANDISE STORES -
1.1%

Seven Eleven Japan Co. Ltd.       79,000                      9,716,109

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

Don Quijote Co. Ltd.              19,600                      3,316,812

TOTAL RETAIL & WHOLESALE                                      20,241,354

SERVICES - 2.8%

ADVERTISING - 1.1%

Asatsu-DK, Inc.                   228,000                     9,403,366

SERVICES - 1.7%

Nippon System Development Co.     92,160                      8,786,477
Ltd.

Secom Co. Ltd.                    50,000                      4,189,014

Shinki Co. Ltd.                   85,000                      2,020,067

                                                              14,995,558

TOTAL SERVICES                                                24,398,924

TECHNOLOGY - 23.2%

COMMUNICATIONS EQUIPMENT - 0.7%

NEC Corp.                         222,000                     6,035,509

COMPUTER SERVICES & SOFTWARE
- 5.2%

Capcom Co. Ltd.                   25,949                      959,830

Fujitsu Ltd.                      584,000                     16,525,245

Hitachi Information Systems       242,000                     9,376,549
Co. Ltd.

KOEI Co. Ltd.                     19,080                      684,579

Konami Co. Ltd.                   49,900                      2,911,679

Net One Systems Co. Ltd.          142                         4,845,386

Oracle Corp. Japan                2,900                       2,333,087



                                 SHARES                      VALUE (NOTE 1)

Square Co. Ltd.                   33,000                     $ 2,426,022

Trend Micro, Inc. (a)             35,500                      5,318,106

                                                              45,380,483

COMPUTERS & OFFICE EQUIPMENT
- 5.6%

Canon, Inc.                       250,000                     11,609,375

Oki Electric Industry Co.         885,000                     6,219,715
Ltd. (a)

Ricoh Co. Ltd.                    514,000                     10,837,063

Softbank Corp.                    19,300                      4,747,365

Softbank Corp. New                64,200                      15,791,751

                                                              49,205,269

ELECTRONIC INSTRUMENTS - 0.7%

Tokyo Seimitsu Co. Ltd.           62,600                      6,541,335

ELECTRONICS - 10.5%

Hirose Electric Co. Ltd.          48,600                      5,869,391

Hosiden Corp.                     113,000                     5,266,506

Kyocera Corp.                     128,200                     21,289,212

Mitsumi Electric Co. Ltd.         117,000                     4,825,411

Nichicon Corp.                    427,000                     11,450,897

Nidec Corp.                       40,100                      2,781,117

Nidec Corp. New                   40,100                      2,781,117

Nitto Denko Corp.                 248,000                     9,723,691

Rohm Co. Ltd.                     69,900                      23,399,112

Toko, Inc.                        573,000                     4,768,818

                                                              92,155,272

PHOTOGRAPHIC EQUIPMENT - 0.5%

Fuji Photo Film Co. Ltd.          93,000                      3,813,000

Konica Corp. (a)                  180,000                     867,209

                                                              4,680,209

TOTAL TECHNOLOGY                                              203,998,077

TRANSPORTATION - 1.3%

AIR TRANSPORTATION - 0.7%

Nippon Express Co. Ltd.           959,000                     6,048,067

RAILROADS - 0.6%

West Japan Railway Co.            1,566                       5,387,017

TOTAL TRANSPORTATION                                          11,435,084

UTILITIES - 12.4%

CELLULAR - 8.3%

Hikari Tsushin, Inc.              8,500                       1,226,188

NTT DeCoMo, Inc.                  1,677                       55,982,709

NTT DeCoMo, Inc. (c)              472                         15,756,612

                                                              72,965,509

TELEPHONE SERVICES - 4.1%

DDI Corp.                         970                         11,122,619

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

KDD Corp.                         85,000                     $ 9,840,947

Nippon Telegraph & Telephone      1,229                       15,228,962
Corp.

                                                              36,192,528

TOTAL UTILITIES                                               109,158,037

TOTAL COMMON STOCKS                            837,638,005
(Cost $559,489,979)

CASH EQUIVALENTS - 9.7%



Central Cash Collateral Fund,     37,285,015                  37,285,015
5.94% (b)

Taxable Central Cash Fund,        47,729,861                  47,729,861
5.77% (b)

TOTAL CASH EQUIVALENTS                         85,014,876
(Cost $85,014,876)

TOTAL INVESTMENT PORTFOLIO -                                  922,652,881
104.8%
(Cost $644,504,855)

NET OTHER ASSETS - (4.8)%                                     (42,058,634)

NET ASSETS - 100%                             $ 880,594,247

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,756,612 or 1.8% of net assets.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $509,977,386 and $632,466,581, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $33,469 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $35,869,535. The fund received cash collateral of $37,285,015 which was invested in cash equivalents and U.S. Treasury Obligations valued at $2,212,795. Cash collateral includes $1,034,400 received for unsettled security loans.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $62,431,000. The weighted average interest rate was 5.92%. Interest expense includes $10,268 paid under the interfund lending program.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $21,998,000. The weighted average interest rate was 6.04%. Interest expense includes $3,694 paid under the bank borrowing program.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $644,706,450. Net unrealized appreciation aggregated $277,946,431, of which $303,195,203 related to appreciated investment securities and $25,248,772 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $44,939,000 of which $11,008,000 and $33,931,000 will expire on October 31, 2005 and 2006, respectively.

JAPAN

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                   $ 922,652,881
value  (cost $644,504,855) -
 See accompanying schedule

Foreign currency held at                        44
value  (cost $44)

Receivable for investments sold

 Regular delivery                               18,412,327

 Delayed delivery                               2,127,894

Receivable for fund shares                      539,185
sold

Dividends receivable                            1,561,716

Interest receivable                             103,206

Redemption fees receivable                      6,273

Other receivables                               36,512

 TOTAL ASSETS                                   945,440,038

LIABILITIES

Payable for investments          $ 24,888,734
purchased

Payable for fund shares           1,704,837
redeemed

Accrued management fee            639,490

Other payables and  accrued       327,715
expenses

Collateral on securities          37,285,015
loaned,  at value

 TOTAL LIABILITIES                              64,845,791

NET ASSETS                                     $ 880,594,247

Net Assets consist of:

Paid in capital                                $ 514,723,225

Distributions in excess of                      (10,302,669)
net investment income

Accumulated undistributed net                   98,021,846
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                     278,151,845
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 37,003,096                     $ 880,594,247
shares outstanding

NET ASSET VALUE and                             $23.80
redemption price per share
($880,594,247 (divided by)
37,003,096 shares)

Maximum offering price per                      $24.54
share (100/97.00 of $23.80)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                               $ 1,928,601
Dividends

Interest                                         846,314

Security lending                                 311,173

                                                 3,086,088

Less foreign taxes withheld                      (289,656)

 TOTAL INCOME                                    2,796,432

EXPENSES

Management fee Basic fee         $ 3,838,273

 Performance adjustment           406,197

Transfer agent fees               1,114,907

Accounting fees and expenses      272,017

Non-interested trustees'          2,185
compensation

Custodian fees and expenses       183,070

Registration fees                 141,313

Audit                             12,422

Legal                             13,089

Interest                          13,962

Miscellaneous                     337

 Total expenses before            5,997,772
reductions

 Expense reductions               (37,646)       5,960,126

NET INVESTMENT INCOME (LOSS)                     (3,163,694)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            143,277,289

 Foreign currency transactions    (105,378)      143,171,911

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (34,282,948)

 Assets and liabilities in        31,439         (34,251,509)
foreign currencies

NET GAIN (LOSS)                                  108,920,402

NET INCREASE (DECREASE) IN                      $ 105,756,708
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                         $ 1,596,289
charges paid to FDC

 Sales charges - Retained by                    $ 1,595,788
FDC

 Expense Reductions                             $ 30,106
  Directed brokerage
arrangements

  Transfer agent credits                         7,540

                                                $ 37,646

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ (3,163,694)               $ (2,120,158)
income (loss)

 Net realized gain (loss)         143,171,911                 63,006,754

 Change in net unrealized         (34,251,509)                308,966,890
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       105,756,708                 369,853,486
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (13,253,040)                -
From net investment income

 In excess of net investment      (7,138,975)                 (833,682)
income

 TOTAL DISTRIBUTIONS              (20,392,015)                (833,682)

Share transactions Net            466,805,039                 547,523,917
proceeds from sales of shares

 Reinvestment of distributions    19,730,583                  804,286

 Cost of shares redeemed          (584,728,304)               (292,716,488)

 NET INCREASE (DECREASE) IN       (98,192,682)                255,611,715
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   2,181,189                   1,215,013

  TOTAL INCREASE (DECREASE)       (10,646,800)                625,846,532
IN NET ASSETS

NET ASSETS

 Beginning of period              891,241,047                 265,394,515

 End of period (including        $ 880,594,247               $ 891,241,047
under (over) distribution of
net investment income of
$(10,302,669) and
$13,253,040, respectively)

OTHER INFORMATION
Shares

 Sold                             18,877,745                  34,652,174

 Issued in reinvestment of        825,188                     73,856
distributions

 Redeemed                         (23,646,426)                (20,092,286)

 Net increase (decrease)          (3,943,493)                 14,633,744


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998       1997       1996

Net asset value, beginning of    $ 21.77                          $ 10.09                  $ 11.10    $ 11.68    $ 12.08
period

Income from Investment
Operations

Net investment income (loss)      (.07) D                          (.07) D                  (.04) D    (.06) D    (.02) D

Net realized and unrealized       2.51                             11.74                    (.81)      (.55)      (.40)
gain (loss)

Total from investment             2.44                             11.67                    (.85)      (.61)      (.42)
operations

Less Distributions

 From net investment income       (.30)                            -                        -          -          -

In excess of net investment       (.16)                            (.03)                    (.18)      (.01)      -
income

From net realized gain            -                                -                        -          -          -

Total distributions               (.46)                            (.03)                    (.18)      (.01)      -

Redemption fees added to paid     .05                              .04                      .02        .04        .02
in capital

Net asset value, end of period   $ 23.80                          $ 21.77                  $ 10.09    $ 11.10    $ 11.68

TOTAL RETURN B, C                 11.43%                           116.35%                  (7.52)%    (4.89)%    (3.31)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 880,594                        $ 891,241                $ 265,395  $ 255,555  $ 290,495
(000 omitted)

Ratio of expenses to average      1.15% A                          1.24%                    1.49%      1.42%      1.15%
net assets

Ratio of expenses to average      1.14% A, E                       1.23% E                  1.48% E    1.40% E    1.14% E
net assets after  expense
reductions

Ratio of net investment           (.61)% A                         (.47)%                   (.37)%     (.54)%     (.12)%
income (loss) to average net
assets

Portfolio turnover rate           101% A                           79%                      62%        70%        83%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 14.27
period

Income from Investment
Operations

Net investment income (loss)      (.02)

Net realized and unrealized       (1.89)
gain (loss)

Total from investment             (1.91)
operations

Less Distributions

 From net investment income       -

In excess of net investment       -
income

From net realized gain            (.36)

Total distributions               (.36)

Redemption fees added to paid     .08
in capital

Net asset value, end of period   $ 12.08

TOTAL RETURN B, C                 (12.96)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 343,981
(000 omitted)

Ratio of expenses to average      1.15%
net assets

Ratio of expenses to average      1.15%
net assets after  expense
reductions

Ratio of net investment           (.06)%
income (loss) to average net
assets

Portfolio turnover rate           86%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


JAPAN SMALLER COMPANIES
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY JAPAN SMALLER           -4.83%         73.01%       96.96%
COMPANIES

FIDELITY JAPAN SMALLER           -7.68%         67.82%       91.05%
COMPANIES  (INCL. 3.00%
SALES CHARGE)

TOPIX Second Section             -5.72%         54.07%       28.67%

Japanese Funds Average           5.46%          52.96%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 1, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Tokyo Stock Exchange Second Section Stock Price Index (TOPIX Second Section) - a market capitalization-weighted index that reflects the performance of the smaller, less established and newly listed companies of the Tokyo Stock Exchange. To measure how the fund's performance stacked up against its peers, you can compare the fund's performance to the Japanese funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 48 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994     PAST 1 YEAR  LIFE OF FUND

FIDELITY JAPAN SMALLER             73.01%       16.26%
COMPANIES

FIDELITY JAPAN SMALLER             67.82%       15.48%
COMPANIES  (INCL. 3.00%
SALES CHARGE)

TOPIX Second Section               54.07%       5.76%

Japanese Funds Average             52.96%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Japan Smaller Companies     TOPIX 2nd Section Index
             00360                       EX005
  1995/11/01       9700.00                    10000.00
  1995/11/30       9661.20                    10335.33
  1995/12/31      10262.60                    10975.96
  1996/01/31      10107.40                    10804.92
  1996/02/29       9894.00                    10597.01
  1996/03/31      10272.30                    10646.28
  1996/04/30      11028.90                    11708.81
  1996/05/31      10602.10                    11395.42
  1996/06/30      10679.70                    11315.66
  1996/07/31      10185.00                    10994.68
  1996/08/31       9709.70                    10749.69
  1996/09/30       9632.10                    10480.50
  1996/10/31       8856.10                     9863.12
  1996/11/30       8477.80                     9534.70
  1996/12/31       7738.69                     8704.07
  1997/01/31       7036.95                     7918.69
  1997/02/28       7027.20                     7943.57
  1997/03/31       6637.34                     7373.48
  1997/04/30       6666.58                     7289.86
  1997/05/31       7748.44                     8537.79
  1997/06/30       8099.31                     8954.32
  1997/07/31       7797.17                     8282.33
  1997/08/31       6773.79                     7335.82
  1997/09/30       6471.65                     6623.67
  1997/10/31       6305.96                     6488.83
  1997/11/30       5643.20                     5546.61
  1997/12/31       5389.64                     5109.59
  1998/01/31       5946.18                     5889.51
  1998/02/28       5985.23                     6039.62
  1998/03/31       5467.75                     5636.64
  1998/04/30       5887.60                     5528.93
  1998/05/31       5770.43                     5257.19
  1998/06/30       5721.61                     5270.87
  1998/07/31       5926.65                     5282.13
  1998/08/31       5311.53                     4839.95
  1998/09/30       5243.18                     4632.10
  1998/10/31       5868.07                     5151.68
  1998/11/30       6356.26                     5552.29
  1998/12/31       7069.02                     5866.27
  1999/01/31       7537.68                     5940.63
  1999/02/28       8221.15                     6193.52
  1999/03/31      10027.46                     7536.45
  1999/04/30      11042.90                     8351.16
  1999/05/31      10554.71                     8063.28
  1999/06/30      13923.24                    10038.60
  1999/07/31      15504.98                    11213.77
  1999/08/31      17623.73                    12577.28
  1999/09/30      19371.46                    13567.61
  1999/10/31      20074.46                    13647.33
  1999/11/30      23277.00                    14819.48
  1999/12/31      23851.92                    14547.56
  2000/01/31      22829.84                    14309.93
  2000/02/29      24834.70                    15608.20
  2000/03/31      22485.87                    14832.22
  2000/04/28      19105.13                    12866.85
IMATRL PRASUN   SHR__CHT 20000430 20000531 121512 R00000000000057

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Japan Smaller Companies Fund on November 1, 1995, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have been $19,105 - a 91.05% increase on the initial investment. For comparison, look at how the Tokyo Stock Exchange Second Section Stock Price Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $12,867 - a 28.67% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.


(checkmark)

JAPAN SMALLER COMPANIES
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with
Kenichi Mizushita,
Portfolio Manager
of Fidelity Japan
Smaller Companies Fund

Q. HOW DID THE FUND PERFORM, KENICHI?

A. For the six-month period that ended April 30, 2000, the fund returned -4.83%, besting the Tokyo Stock Exchange Second Section Stock Price Index (TOPIX Second Section) return of -5.72%. By comparison, the Japanese funds average - mainly large-cap funds - returned 5.46%, according to Lipper Inc., during the same time period. For the 12 months that ended April 30, 2000, the fund returned 73.01%, outperforming the TOPIX Second Section index and the Japanese funds average, which returned 54.07% and 52.96%, respectively.

Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE PAST SIX MONTHS?

A. For much of the six-month period, smaller-cap stocks performed well versus larger-cap securities, until the U.S. stock market correction in March. Following the U.S. market downfall - NASDAQ's in particular
- Japanese small-cap stocks took a more severe tumble than large-caps. Japanese Internet stocks, highly valued like their counterparts in the U.S., were hit particularly hard. Although the market environment generally had been strong, with low interest rates and money flowing into the market, good investment opportunities were hard to find when the Japanese market followed the downward trend of U.S. stocks late in the period.

Q. WHAT WAS YOUR STRATEGY IN THIS ENVIRONMENT?

A. Overall, I tried to avoid high valuation stocks. Toward the end of the period, I began to take profits from high-priced technology stocks, and bought more reasonably priced equities in the sector. I also increased the fund's exposure to manufacturing companies. Most small-cap stocks I purchased were new economy stocks and newly listed companies - IPOs. In fact, about 70% of the fund's assets are currently invested in companies newly listed within the past five years. So, when I made changes to the fund's portfolio, the types of companies were relatively similar, but more reasonably priced. Because new companies tend to be the ones that are growing faster, I tried to find them on their way up.

Q. WHICH STOCKS PERFORMED WELL?

A. Oracle Japan performed very well as demand grew for its Internet database product. The company also benefited from its move to the Tokyo Stock Exchange First Section from the OTC exchange. Since Oracle accounts for nearly 2% of the Exchange, index-type funds must hold it in their portfolios, and this significantly boosted demand for the stock. Sony benefited from the success of its Playstation 2 game system, and successfully pursued a strategy of selling directly over the Internet while sustaining growth by investing in a variety of broadcasting companies in Japan. Tokyo Denpa, one of the fund's top holdings, manufactures crystals used in electric machinery and mobile phones and, with strong expansion of the mobile phone market and increasing demand for components, the company enjoyed strong demand for its products.

Q. WHICH STOCKS DETRACTED FROM THE FUND'S PERFORMANCE?

A. Hikari Tsushin performed poorly. The company, a distributor of mobile phones, did not meet its sales targets and had very disappointing earnings. Its share price came down significantly as a result. Trend Micro, a maker of a computer anti-virus program, was pulled down along with the rest of the Japanese technology companies when the market corrected. However, the company is attractively valued and has continued to grow, so I held on to this stock. Cosmetics company Fancl also was hurt by the decline in the stock market, but the company had good fundamentals and an attractive growth rate, so I held on to the stock.

Q. WHAT'S YOUR OUTLOOK?

A. There is no real bad news, and some positive signs, in the Japanese economy. The economy gradually is getting better, capital expenditures have improved, corporate growth rates are showing improvement and overall growth rates are expected to recover in 2000. Investor sentiment is positive and the Japanese stock market has attracted a great deal of interest. Market returns probably won't be as high as last year's but should be more reasonable. In this environment, I will focus on growth companies that are reasonably valued. I also will continue to look for attractive newly listed companies and, with a new NASDAQ Japan Exchange starting up in June, there should be a huge number of IPOs to choose from.

FUND FACTS

GOAL: long-term growth of capital by investing mainly in equity securities of Japanese issuers with smaller market capitalizations

FUND NUMBER: 360

TRADING SYMBOL: FJSCX

START DATE: November 1, 1995

SIZE: as of April 30, 2000, more than $1.0 billion

MANAGER: Kenichi Mizushita, since 1996;
manager, several Fidelity Investments Japan,
Limited and institutional funds; joined Fidelity in
1985
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


JAPAN SMALLER COMPANIES

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 1.8%
Row: 1, Col: 1, Value: 98.2
Row: 1, Col: 2, Value: 1.8
Japan 98.2%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31,1999
United States 5.9%
Row: 1, Col: 1, Value: 94.09999999999999
Row: 1, Col: 2, Value: 5.9
Japan 94.1%

ASSET ALLOCATION

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Stocks                          98.2                    94.1

Short-Term Investments  and     1.8                     5.9
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Funai Electric Co. Ltd.         5.1                     3.0
(Consumer Electronics)

Toyoda Gosei Co. Ltd.           3.4                     1.4
(Autos, Tires, & Accessories)

Hogy Medical Co.  (Medical      3.4                     1.1
Equipment & Supplies)

Sony Corp. (Consumer            3.3                     0.0
Electronics)

Cosel Co. Ltd.  (Electronic     3.1                     1.2
Instruments)

Tokyo Seimitsu Co. Ltd.         2.9                     2.7
(Electronic Instruments)

Misumi Corp. (Industrial        2.9                     1.2
Machinery & Equipment)

Tokyo Denpa Co. Ltd.            2.7                     0.7
(Electronics)

Yamada Denki Co. Ltd. (Retail   2.7                     1.7
& Wholesale, Miscellaneous)

Union Tool Co. (Industrial      2.6                     1.4
Machinery & Equipment)

                                32.1                    14.4

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      26.2                    23.0

Industrial Machinery &          15.4                    7.0
Equipment

Retail & Wholesale              15.3                    11.0

Durables                        12.2                    7.6

Nondurables                     7.4                     7.8

Media & Leisure                 5.8                     10.7

Services                        5.0                     7.2

Health                          4.8                     2.8

Construction & Real Estate      4.2                     5.3

Finance                         1.1                     5.2


JAPAN SMALLER COMPANIES

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 98.2%

                                 SHARES                        VALUE (NOTE 1)

BASIC INDUSTRIES - 0.0%

IRON & STEEL - 0.0%

Hakudo Co. Ltd.                   24,000                       $ 261,883

Suncall Corp.                     40,000                        151,655

                                                                413,538

CONSTRUCTION & REAL ESTATE -
4.2%

BUILDING MATERIALS - 4.1%

Advan Co. Ltd.                    99,000                        1,428,149

Advan Co. Ltd. New                152,000                       2,192,713

Arc Land Sakamoto Co. Ltd.        618,000                       7,543,555

Fujimi, Inc.                      594,500                       22,264,888

Hitachi Metals Techno Ltd.        401,000                       2,002,404

Kondotec, Inc.                    196,500                       726,836

Nippon Electric Glass Co.         410,000                       7,324,949
Ltd.

                                                                43,483,494

CONSTRUCTION - 0.1%

HUNET, Inc.                       200,000                       1,035,694

TOTAL CONSTRUCTION & REAL                                       44,519,188
ESTATE

DURABLES - 12.2%

AUTOS, TIRES, & ACCESSORIES -
3.7%

Ohashi Technica, Inc.             202,000                       3,735,898

Toyoda Gosei Co. Ltd.             627,000                       36,237,747

                                                                39,973,645

CONSUMER ELECTRONICS - 8.5%

Funai Electric Co. Ltd.           98,000                        54,373,963

Ono Sangyo Co. Ltd.               61,000                        981,505

Sony Corp.                        92,000                        10,378,750

Sony Corp. New                    218,000                       24,593,125

                                                                90,327,343

TOTAL DURABLES                                                  130,300,988

FINANCE - 1.1%

BANKS - 0.6%

Tokyo Tomin Bank Ltd.             208,400                       6,552,247

CREDIT & OTHER FINANCE - 0.5%

JAFCO Co. Ltd.                    30,000                        5,270,945

TOTAL FINANCE                                                   11,823,192

HEALTH - 4.8%

DRUGS & PHARMACEUTICALS - 0.3%

JCR Pharmaceuticals Co. Ltd.      492,000                       3,594,230

MEDICAL EQUIPMENT & SUPPLIES
- 4.5%

Hogy Medical Co.                  523,000                       35,788,792

Japan Medical Dynamic             368,000                       12,148,696
Marketing, Inc.

                                                                47,937,488

TOTAL HEALTH                                                    51,531,718



                                 SHARES                        VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - 15.4%

ELECTRICAL EQUIPMENT - 3.7%

Denki Kogyo Co. Ltd.              50,000                       $ 503,976

Hakuto Co. Ltd.                   420,000                       14,137,229

Idec Izumi Corp.                  1,146,500                     18,235,435

Murata Manufacturing Co. Ltd.     30,000                        5,825,781

Nippon Kodoshi Corp.              25,000                        404,568

                                                                39,106,989

INDUSTRIAL MACHINERY &
EQUIPMENT - 11.7%

Iuchi Seieido Co. Ltd.            134,200                       1,762,197

Kyokuto Boeki Kaisha Ltd.         196,000                       1,388,348

Misumi Corp.                      313,000                       30,477,991

Nissei Plastic Industrial Co.     64,000                        651,008
Ltd.

Nitto Kohki Co. Ltd.              556,100                       12,701,748

S.E.S Co. Ltd.                    50,000                        744,405

Star Micronics Co. Ltd.           912,000                       16,192,343

THK Co. Ltd.                      419,000                       17,629,462

Tsubaki Nakashima Co. Ltd.        1,235,000                     15,440,355

Union Tool Co.                    202,200                       27,411,245

                                                                124,399,102

TOTAL INDUSTRIAL MACHINERY &                                    163,506,091
EQUIPMENT

MEDIA & LEISURE - 5.8%

ENTERTAINMENT - 0.7%

Avex, Inc.                        52,700                        7,261,235

PUBLISHING - 2.8%

Asia Securities Printing Co.      802,000                       10,531,163
Ltd. (c)

Shobunsha Publications, Inc.      153,000                       7,215,646

Shoeisha Co. Ltd.                 90                            6,241,909

Takara Printing Co. Ltd.          354,000                       5,532,273

                                                                29,520,991

RESTAURANTS - 2.3%

Anrakutei Co. Ltd.                333,500                       3,068,545

Kappa Create Co. Ltd. (c)         393,000                       9,812,280

Maysuya Foods Co.                 249,600                       7,293,656

Zensho Co. Ltd.                   281,000                       4,573,331

                                                                24,747,812

TOTAL MEDIA & LEISURE                                           61,530,038

NONDURABLES - 7.4%

AGRICULTURE - 0.5%

Hokuto Corp.                      140,000                       5,023,118

BEVERAGES - 0.2%

Fuji Coca-Cola Bottling Co.       76,000                        720,362
Ltd.

Mikasa Coca Cola Bottling Co.     189,900                       1,545,330

                                                                2,265,692

FOODS - 4.4%

Ariake Japan Co. Ltd.             219,000                       12,150,915

Bourbon Corp.                     125,000                       959,404

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - CONTINUED

Q'Sai Co. Ltd.                    383,000                      $ 24,969,022

Rock Field Co. Ltd.               163,500                       8,481,922

                                                                46,561,263

HOUSEHOLD PRODUCTS - 2.3%

Fancl Corp.                       172,400                       25,077,233

TOTAL NONDURABLES                                               78,927,306

RETAIL & WHOLESALE - 15.3%

APPAREL STORES - 2.3%

Kyoto Kimono Yuzen Co. Ltd.       434                           2,729,055

United Arrows Ltd.                157,000                       8,130,202

World Co. Ltd.                    117,000                       8,785,278

World Co. Ltd. New                66,500                        4,993,342

                                                                24,637,877

GENERAL MERCHANDISE STORES -
2.4%

Ryohin Keikaku Co. Ltd.           139,000                       25,771,685

GROCERY STORES - 1.0%

C Two-Network Co. Ltd.            61,900                        10,303,310

Ozeki Co. Ltd.                    4,000                         223,044

                                                                10,526,354

RETAIL & WHOLESALE,
MISCELLANEOUS - 9.6%

Don Quijote Co. Ltd.              103,000                       17,430,183

JAC Co. Ltd.                      89,800                        6,485,463

JAC Co. Ltd. New                  90,000                        6,499,907

Macnica, Inc.                     37,000                        6,545,312

Paris Miki, Inc.                  303,400                       19,302,682

Shaddy Co. Ltd.                   735,400                       16,729,092

Yamada Denki Co. Ltd.             347,000                       28,879,230

                                                                101,871,869

TOTAL RETAIL & WHOLESALE                                        162,807,785

SERVICES - 5.0%

BellSystem24, Inc.                14,450                        9,981,644

Kansai Maintenance Corp.          238,000                       1,606,621

NIC Corp.                         135,100                       2,436,147

Nichii Gakkan Co.                 146,400                       13,402,626

Nippon System Development Co.     168,900                       16,102,820
Ltd.

Pasona Softbank, Inc.             196,000                       9,062,327

Universal Home, Inc.              84                            1,149,621

                                                                53,741,806

TECHNOLOGY - 26.2%

COMPUTER SERVICES & SOFTWARE
- 6.5%

Fujitsu Ltd.                      210,000                       5,942,297

InterQ, Inc. (a)                  77,000                        15,664,879

Obic Co. Ltd.                     34,000                        19,021,639

Oracle Corp. Japan                16,000                        12,872,203



                                 SHARES                        VALUE (NOTE 1)

Square Co. Ltd.                   85,500                       $ 6,285,602

Trend Micro, Inc. (a)             50,000                        7,490,290

USS Co. Ltd.                      79,000                        2,520,344

                                                                69,797,254

COMPUTERS & OFFICE EQUIPMENT
- 0.3%

Oki Electric Industry Co.         500,000                       3,513,963
Ltd. (a)

ELECTRONIC INSTRUMENTS - 6.3%

Cosel Co. Ltd.                    839,500                       32,682,587

Nagano Keiki Co. Ltd.             209,000                       3,633,438

Tokyo Seimitsu Co. Ltd.           292,000                       30,512,299

                                                                66,828,324

ELECTRONICS - 12.8%

Citizen Electronics Co. Ltd.      197,500                       24,838,173

Hosiden Corp.                     110,000                       5,126,688

Koa Denko Co. Ltd.                550,000                       15,970,039

Kuroda Electric Co. Ltd.          174,000                       5,454,596

Kyocera Corp.                     50,000                        8,303,125

Mitsumi Electric Co. Ltd.         70,000                        2,886,998

Nidec Copal Corp.                 121,000                       1,946,921

Nidec Copal Electronics Corp.     154,000                       1,765,859

Nidec Corp.                       60,000                        4,161,272

Nidec Corp. New                   76,000                        5,270,945

Soshin Electric Co. Ltd.          55,000                        467,912

Sumida Electric Co. Ltd.          445,700                       21,019,697

Techno Quartz, Inc.               1,000                         22,780

Toko, Inc.                        1,140,000                     9,487,701

Tokyo Denpa Co. Ltd. (c)          436,000                       29,109,672

Towa Corp.                        4,800                         177,796

                                                                136,010,174

PHOTOGRAPHIC EQUIPMENT - 0.3%

Daito Chemix Corp.                389,000                       2,913,723

TOTAL TECHNOLOGY                                                279,063,438

UTILITIES - 0.8%

CELLULAR - 0.8%

Hikari Tsushin, Inc.              57,500                        8,294,803

TOTAL COMMON STOCKS                            1,046,459,891
(Cost $630,396,745)

CASH EQUIVALENTS - 6.7%

                                 SHARES                        VALUE (NOTE 1)

Central Cash Collateral Fund,     57,137,525                   $ 57,137,525
5.94% (b)

Taxable Central Cash Fund,        14,024,178                    14,024,178
5.77% (b)

TOTAL CASH EQUIVALENTS                         71,161,703
(Cost $71,161,703)

TOTAL INVESTMENT PORTFOLIO -                                    1,117,621,594
104.9%
(Cost $701,558,448)

NET OTHER ASSETS - (4.9)%                                       (52,069,687)

NET ASSETS - 100%                             $ 1,065,551,907

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $292,125,014 and $908,895,094, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $35,924 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $54,341,126. The fund received cash collateral of $57,137,525 which was invested in cash equivalents.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $21,317,659. The weighted average interest rate was 6.02%. Interest expense includes $144,456 paid under the interfund lending program.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $2,311,000. The weighted average interest rate was 6.41%. Interest expense includes $411 paid under the bank borrowing program. Transactions during the period with companies which are or were affiliates are as follows:

AFFILIATE                   PURCHASE COST  SALES COST   DIVIDEND INCOME  VALUE

Asia Securities   Printing  $ 77,794       $ 134,363    $ 32,251         $ -
Co. Ltd.

Kappa Create   Co. Ltd.     $ 164,266      $ 468,156    $ -              $ 9,812,280

Tokyo Denpa   Co. Ltd.      $ -            $ 1,880,332  $ -              $ 29,109,672

TOTALS                      $ 242,060      $ 2,482,851  $ 32,251         $ 38,921,952


INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $703,244,948. Net unrealized appreciation aggregated $414,376,646, of which $460,016,553 related to appreciated investment securities and $45,639,907 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $21,911,000 of which $6,294,000 and $15,617,000 will expire on October 31, 2005 and 2006, respectively.

JAPAN SMALLER COMPANIES
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 1,117,621,594
value  (cost $701,558,448) -
 See accompanying schedule

Foreign currency held at                     4,933
value  (cost $4,947)

Receivable for investments                   4,756,759
sold

Receivable for fund shares                   3,020,358
sold

Dividends receivable                         1,724,754

Interest receivable                          25,601

Redemption fees receivable                   4,562

Other receivables                            78,770

 TOTAL ASSETS                                1,127,237,331

LIABILITIES

Payable for investments         1,398,440
purchased

Payable for fund shares         2,054,312
redeemed

Accrued management fee          696,442

Other payables and  accrued     398,705
expenses

Collateral on securities        57,137,525
loaned,  at value

 TOTAL LIABILITIES                           61,685,424

NET ASSETS                                  $ 1,065,551,907

Net Assets consist of:

Paid in capital                             $ 425,176,217

Accumulated net investment                   (20,223,622)
loss

Accumulated undistributed net                244,535,413
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  416,063,899
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 54,819,319                  $ 1,065,551,907
shares outstanding

NET ASSET VALUE and                          $19.44
redemption price per share
($1,065,551,907 (divided by)
54,819,319 shares)

Maximum offering price per                   $20.04
share (100/97.00 of $19.44)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                                $ 2,470,309
Dividends (including $32,251
received from affiliated
issuers)

Interest                                          1,474,142

Security lending                                  568,729

                                                  4,513,180

Less foreign taxes withheld                       (370,605)

 TOTAL INCOME                                     4,142,575

EXPENSES

Management fee                   $ 6,261,279

Transfer agent fees               1,660,589

Accounting and security           451,589
lending fees

Non-interested trustees'          2,709
compensation

Custodian fees and expenses       291,589

Registration fees                 157,860

Audit                             13,368

Legal                             26,069

Interest                          144,867

Miscellaneous                     361

 Total expenses before            9,010,280
reductions

 Expense reductions               (96,064)        8,914,216

NET INVESTMENT INCOME (LOSS)                      (4,771,641)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            269,664,025
(including realized gain
(loss) of $(445,732) on sale
of investments in
affiliated issuers)

 Foreign currency transactions    339,991         270,004,016

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (281,410,058)

 Assets and liabilities in        (24,192)        (281,434,250)
foreign currencies

NET GAIN (LOSS)                                   (11,430,234)

NET INCREASE (DECREASE) IN                       $ (16,201,875)
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                          $ 3,431,676
charges paid to FDC

 Sales charges - Retained by                     $ 3,429,484
FDC

 Expense Reductions                              $ 84,102
  Directed brokerage
arrangements

  Custodian credits                               10

  Transfer agent credits                          11,952

                                                 $ 96,064

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ (4,771,641)               $ (1,439,814)
income (loss)

 Net realized gain (loss)         270,004,016                 28,685,691

 Change in net unrealized         (281,434,250)               699,993,638
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (16,201,875)                727,239,515
NET ASSETS RESULTING FROM
OPERATIONS

Distributions in excess of        (13,572,554)                -
net investment income

Share transactions Net            801,373,348                 1,641,046,368
proceeds from sales of shares

 Reinvestment of distributions    13,197,729                  -

 Cost of shares redeemed          (1,504,174,351)             (694,218,114)

 NET INCREASE (DECREASE) IN       (689,603,274)               946,828,254
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   4,917,292                   5,957,410

  TOTAL INCREASE (DECREASE)       (714,460,411)               1,680,025,179
IN NET ASSETS

NET ASSETS

 Beginning of period              1,780,012,318               99,987,139

 End of period (including        $ 1,065,551,907             $ 1,780,012,318
accumulated net investment
loss of $20,223,622 and
$1,879,427, respectively)

OTHER INFORMATION
Shares

 Sold                             35,540,145                  112,923,444

 Issued in reinvestment of        575,817                     -
distributions

 Redeemed                         (67,854,151)                (43,003,282)

 Net increase (decrease)          (31,738,189)                69,920,162


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998      1997       1996 E

Net asset value, beginning of    $ 20.56                          $ 6.01                   $ 6.47    $ 9.13     $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)                            (.03)                    (.01)     (.03)      (.03)

Net realized and unrealized       (.97)                            14.45                    (.45)     (2.63)     (.87)
gain (loss)

Total from investment             (1.03)                           14.42                    (.46)     (2.66)     (.90)
operations

Less Distributions

In excess of net investment       (.15)                            -                        (.01)     (.01)      -
income

From net realized gain            -                                -                        -         (.03)      -

Total distributions               (.15)                            -                        (.01)     (.04)      -

Redemption fees added to paid     .06                              .13                      .01       .04        .03
in capital

Net asset value, end of period   $ 19.44                          $ 20.56                  $ 6.01    $ 6.47     $ 9.13

TOTAL RETURN B, C                 (4.83)%                          242.10%                  (6.94)%   (28.80)%   (8.70)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,065,552                      $ 1,780,012              $ 99,987  $ 84,274   $ 105,664
(000 omitted)

Ratio of expenses to average      1.06% A                          1.07%                    1.23%     1.35%      1.34%
net assets

Ratio of expenses to average      1.05% A, F                       1.07%                    1.23%     1.34% F    1.34%
net assets after expense
reductions

Ratio of net investment           (.56)% A                         (.22)%                   (.20)%    (.46)%     (.32)%
income (loss) to average net
assets

Portfolio turnover rate           36% A                            39%                      39%       101%       66%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E FOR THE PERIOD NOVEMBER 1,
1995 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31,
1996.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


LATIN AMERICA
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY LATIN AMERICA          18.60%         10.85%       58.18%        56.86%

FIDELITY LATIN AMERICA          15.04%         7.53%        53.44%        52.15%
(INCL. 3.00% SALES CHARGE)

MSCI EMF - Latin America        20.84%         14.10%       59.27%        100.73%

Latin American Funds Average    25.73%         17.12%       49.00%        n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 19, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International (MSCI) Emerging Markets Free-Latin America Index - a market capitalization-weighted index of over 150 stocks traded in seven Latin American markets. To measure how the fund's performance stacked up against its peers, you can compare it to the Latin American funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 51 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY LATIN AMERICA          10.85%       9.61%         6.61%

FIDELITY LATIN AMERICA          7.53%        8.94%         6.15%
(INCL. 3.00% SALES CHARGE)

MSCI EMF - Latin America        14.10%       9.76%         10.41%

Latin American Funds Average    17.12%       7.89%         n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Latin America               MS EMF Latin America
             00349                       MS007
  1993/04/19       9700.00                    10000.00
  1993/04/30       9641.80                     9629.27
  1993/05/31       9874.60                     9880.87
  1993/06/30      10379.00                    10503.42
  1993/07/31      10737.90                    10785.19
  1993/08/31      11746.70                    11714.82
  1993/09/30      11960.10                    11920.39
  1993/10/31      12881.60                    12392.75
  1993/11/30      13861.30                    13204.75
  1993/12/31      15722.24                    14878.84
  1994/01/31      16981.97                    17327.50
  1994/02/28      16093.32                    16826.00
  1994/03/31      14462.50                    15684.24
  1994/04/30      13437.14                    14487.31
  1994/05/31      14169.54                    15343.10
  1994/06/30      12851.22                    14360.38
  1994/07/31      14042.59                    15721.44
  1994/08/31      16132.38                    18278.52
  1994/09/30      16679.24                    19062.61
  1994/10/31      15829.65                    18120.86
  1994/11/30      15360.92                    17604.02
  1994/12/31      12079.76                    14974.08
  1995/01/31      10331.75                    13338.86
  1995/02/28       8710.70                    11406.56
  1995/03/31       8564.22                    11013.06
  1995/04/30       9618.88                    12602.53
  1995/05/31       9667.71                    12888.85
  1995/06/30       9804.43                    13089.71
  1995/07/31      10331.75                    13494.70
  1995/08/31      10527.06                    13648.86
  1995/09/30      10361.05                    13532.50
  1995/10/31       9521.23                    12443.72
  1995/11/30       9863.02                    12667.34
  1995/12/31      10090.87                    13052.35
  1996/01/31      11504.18                    14390.58
  1996/02/29      10901.30                    13561.89
  1996/03/31      11316.40                    13731.96
  1996/04/30      11800.68                    14492.29
  1996/05/31      12373.92                    14958.43
  1996/06/30      12709.95                    15342.23
  1996/07/31      12186.13                    14737.59
  1996/08/31      12561.70                    15152.37
  1996/09/30      12759.37                    15498.77
  1996/10/31      12443.10                    15347.63
  1996/11/30      12601.23                    15494.03
  1996/12/31      13190.77                    15951.46
  1997/01/31      14347.85                    17521.55
  1997/02/28      15122.60                    18680.87
  1997/03/31      15032.04                    18395.98
  1997/04/30      15766.54                    19316.04
  1997/05/31      16903.50                    20684.98
  1997/06/30      18352.37                    22458.18
  1997/07/31      19569.83                    23720.20
  1997/08/31      17436.77                    21447.02
  1997/09/30      19217.67                    23503.38
  1997/10/31      15605.55                    19038.69
  1997/11/30      16662.02                    19689.74
  1997/12/31      17528.97                    20998.04
  1998/01/31      15788.29                    18665.66
  1998/02/28      16541.56                    19646.12
  1998/03/31      17579.87                    21039.04
  1998/04/30      17579.87                    20557.00
  1998/05/31      15045.19                    17898.10
  1998/06/30      14261.37                    16840.37
  1998/07/31      14882.32                    17673.60
  1998/08/31       9120.76                    11542.94
  1998/09/30       9874.04                    12724.85
  1998/10/31      10922.52                    13708.79
  1998/11/30      11502.75                    14767.44
  1998/12/31      10807.56                    13626.18
  1999/01/31       9421.44                    12012.79
  1999/02/28      10182.24                    12779.37
  1999/03/31      12099.88                    15377.27
  1999/04/30      13725.70                    17592.42
  1999/05/31      13204.60                    17042.55
  1999/06/30      14069.63                    17854.23
  1999/07/31      12600.13                    16480.24
  1999/08/31      12235.36                    15983.64
  1999/09/30      12339.58                    16244.78
  1999/10/31      12829.41                    16611.05
  1999/11/30      14403.13                    18706.22
  1999/12/31      16741.08                    21650.58
  2000/01/31      15583.62                    20724.89
  2000/02/29      17214.59                    22315.52
  2000/03/31      17498.69                    22500.64
  2000/04/28      15215.34                    20072.61
IMATRL PRASUN   SHR__CHT 20000430 20000531 121358 R00000000000088

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Latin America Fund on April 19, 1993, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $15,215 - a 52.15% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International Emerging Markets Free-Latin America Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,073 - a 100.73% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

(checkmark)
LATIN AMERICA
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with Patti Satterthwaite, Portfolio Manager of Fidelity Latin America Fund

Q. HOW DID THE FUND PERFORM, PATTI?

A. For the six-month period that ended April 30, 2000, the fund returned 18.60%. In comparison, the Morgan Stanley Capital International (MSCI) Emerging Markets Free-Latin America Index returned 20.84%. During the same period, the Latin American funds average, as tracked by Lipper Inc., returned 25.73%. For the 12-month period that ended April 30, 2000, the fund returned 10.85%. That compared to the 14.10% return for the Morgan Stanley index, and the 17.12% return for the Lipper peer group.

Q. WHAT WERE SOME OF THE KEYS TO THE FUND'S PERFORMANCE DURING THE PAST SIX MONTHS?

A. The fund's overweighted position in Mexico and good stock selection within that country were the biggest contributors to performance. Mexico outperformed just about every market in the Latin American region. In particular, the fund's holdings in Mexican banks performed extremely well. Recently, the country's strengthening economy boosted consumer borrowing activity, banks retained investors' attention with improved balance sheets, ongoing improvements in the regulatory environment and the prospect of consolidation. These factors pushed the stock prices of holdings such as Grupo Financiero Bancomer and Banacci steadily higher throughout the past six months. Media companies such as Grupo Televisa also helped performance as advertising revenues improved. Another good performer was Telefonos de Mexico (Telmex), the fund's largest holding, in response to the impressive demand for wireless, voice and Internet services. The fund underperformed its peers in large part because there are many new funds in the Lipper peer group, which came into existence during the recent strong performance of Latin American markets and many competitors are less diversified than the fund.

Q. YOU RECENTLY MADE SOME CHANGES TO THE FUND'S TELECOMMUNICATIONS HOLDINGS. CAN YOU TELL US ABOUT THEM?

A. Sure. I sold some companies that focus almost exclusively on fixed-line communications and replaced them with companies that have more of an emphasis on long-distance, data transmission and cellular communications, as Telmex does. Some recent additions include Brazil's TCP Cellular and long-distance and data transmission provider
Embratel.

Q. WHAT ABOUT DISAPPOINTMENTS?

A. I'd say that the biggest disappointments came as a result of what the fund didn't own. We missed out on the significant appreciation of Telephonica Espana's buyout of most of its telephone subsidiaries in Brazil, when I sold some of the fund's holdings in Telesp before that buyout was announced.

Q. WHERE DID YOU FIND ATTRACTIVE OPPORTUNITIES IN BRAZIL?

A. Pulp and paper companies in Brazil looked very attractive, both from a valuation and a fundamental standpoint. With the market's focus on faster-growing sectors, pulp and paper companies cheapened quite a bit. One of my favorites in this area was Votorantim Celulose, a Brazilian pulp producer, which performed reasonably well.

Q. WHAT WAS YOUR APPROACH TO COUNTRIES OTHER THAN MEXICO AND BRAZIL?

A. I tended to underweight the rest of the region. Chilean stocks recently went through a "de-rating," meaning that stocks in Chile cheapened when Mexico achieved investment-grade status and attracted money away from Chilean stocks. Prior to that, Chile was the only investment-grade rated country in Latin America. I also underweighted Argentina because I believed its economy might weaken in response to potentially deflationary conditions over the next several years.

Q. WHAT'S YOUR OUTLOOK?

A. The Mexican economy continues to look quite strong and corporate earnings appear to be on a healthy track. That said, I slightly reduced the fund's stake in Mexico recently as a precaution against volatility that might arise in conjunction with the upcoming presidential election in July. If the election goes well, I expect the Mexican market to continue to perform well. Brazil's economy appears to be strengthening, which I believe will be a positive for that market. Except for Argentina, I think that most Latin American currencies will appreciate, which also would bode well for the region.

NOTE TO SHAREHOLDERS: Fidelity Latin America Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2000, 31% of the fund's total assets were invested in telephone services companies, which accounted for approximately 31% of the Latin American market as of April 30, 2000, as represented by the Morgan Stanley Capital International (MSCI) Emerging Markets Free-Latin America Index.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: seeks high total investment return

FUND NUMBER: 349

TRADING SYMBOL: FLATX

START DATE: April 19, 1993

SIZE: as of April 30, 2000, more than
$346 million

MANAGER: Patti Satterthwaite, since inception;
manager, Fidelity Emerging Markets Fund, since April 2000; securities and Latin American analyst, 1986-1990; joined Fudelity in 1986

(checkmark)
LATIN AMERICA

INVESTMENT CHANGES




AS OF APRIL 30, 2000
Venezuela 2.9%
Argentina 2.7%
United States 3.1%
Row: 1, Col: 1, Value: 2.7
Row: 1, Col: 2, Value: 35.1
Row: 1, Col: 3, Value: 4.9
Row: 1, Col: 4, Value: 0.9
Row: 1, Col: 5, Value: 43.8
Row: 1, Col: 6, Value: 0.9
Row: 1, Col: 7, Value: 1.3
Row: 1, Col: 8, Value: 4.4
Row: 1, Col: 9, Value: 3.1
Row: 1, Col: 10, Value: 2.9
Peru 4.4%
Panama 1.3%
Other 0.9%
Brazil 35.1%
Mexico 43.8%
Chile 4.9%
Luxembourg 0.9%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31,1999
United States 4.0%
Argentina 5.0%
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 30.9
Row: 1, Col: 3, Value: 3.7
Row: 1, Col: 4, Value: 1.3
Row: 1, Col: 5, Value: 49.4
Row: 1, Col: 6, Value: 1.7
Row: 1, Col: 7, Value: 4.0
Row: 1, Col: 8, Value: 4.0
Row: 1, Col: 9, Value: 0.0
Peru 4.0%
Other 1.7%
Brazil 30.9%
Mexico 49.4%
Chile 3.7%
Luxembourg 1.3%

ASSET ALLOCATION

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Stocks                          98.1                     96.0

Short-Term Investments and      1.9                      4.0
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Telefonos de Mexico SA de CV    18.3                     14.9
(Mexico, Telephone Services)

Wal-Mart de Mexico SA de CV     6.1                      0.0
(Mexico, General
Merchandise Stores)

Grupo Televisa SA de CV         5.4                      4.0
(Mexico, Broadcasting)

Petrobras PN  (Brazil, Oil &    5.0                      0.0
Gas)

Telesp Celular Participacoes    4.8                      0.0
SA (Brazil, Cellular)

Companhia Vale do Rio Doce      4.5                      3.2
(Brazil, Metals & Mining)

Brahma Cervejaria (Compagnie)   4.3                      4.3
(Brazil, Beverages)

Compania Anonima Nacional       2.9                      0.0
Telefono de Venezuela
(Venezuela, Telephone
Services)

Banacci SA de CV  (Mexico,      2.8                      3.7
Banks)

Tele Norte Leste                2.8                      4.6
Participacoes SA (Brazil,
Telephone Services)

                                56.9                     34.7

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Utilities                       38.8                     31.7

Nondurables                     13.3                     19.8

Media & Leisure                 9.7                      4.3

Finance                         9.6                      8.7

Basic Industries                8.4                      10.9

Retail & Wholesale              7.7                      7.8

Energy                          6.9                      3.7

Precious Metals                 2.1                      2.7

Construction & Real Estate      0.6                      5.5

Holding Companies               0.5                      0.6


LATIN AMERICA

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 98.1%

                                 SHARES                        VALUE (NOTE 1)

ARGENTINA - 2.7%

Bansud SA Series B (a)            216,119                      $ 402,257

Cresud S.A.C.I.F. y A.            111,582                       1,101,872
sponsored ADR

Inversiones y Representacions     45,097                        1,330,362
 SA sponsored GDR

PC Holdings SA sponsored ADR      436,454                       6,683,202
(a)

                                                                9,517,693

BRAZIL - 35.1%

Aracruz Celulose SA sponsored     142,800                       2,668,575
ADR

Banco Bradesco SA (PN) (a)        619,427,000                   4,564,199

Banco Itau SA                     77,410,000                    5,789,668

Brahma Cervejaria (Compagnie):

warrants 4/30/03 (a)              1,895,770                     262,583

(Reg.) (a)                        117,827                       62,014

sponsored ADR                     936,426                       14,514,603

Companhia de Tecidos Norte de     10,053,310                    751,910
Minas (Coteminas) (PN)

Companhia Vale do Rio Doce        632,200                       15,656,144
(PN-A)

Compania Cimento Portland Itau    6,044,000                     743,362

Compania Energertica Minas        221,929,329                   3,381,195
Gerais

Dixie Toga SA                     1,904,400                     569,737

Embratel Participacoes SA ADR     418,600                       9,418,500

Encorpar Redito e Participa       11,465,310                    28,584
SA (a)

Perdigao SA                       1,202,539,630                 1,332,454

Petrobras PN (Pfd. Reg.)          74,006,000                    17,507,237

Souza Cruz Industria Comerico     530,500                       3,232,964

Tele Centro Sul Participacoes     58,368                        3,720,960
 SA sponsored ADR

Tele Norte Leste                  544,207                       9,693,687
Participacoes SA ADR

Tele Sudeste Celular              24,100                        1,030,275
Participacoes  SA ADR

Telemig Celular Participacoes     51,500                        3,012,750
SA ADR

Telesp Celular Participacoes      378,900                       16,718,963
SA ADR

Votorantim Celulose e Papel       231,786,499                   6,908,650
SA  (PN Reg.)

                                                                121,569,014

BRITISH VIRGIN ISLANDS - 0.1%

El Sitio, Inc.                    49,200                        528,900

CHILE - 4.9%

Compania Cervecerias Unidas       60,700                        1,354,369
SA sponsored ADR

Compania de                       278,600                       5,154,100
Telecomunicaciones de Chile
SA sponsored ADR

Distribucion Y Servicio D&S       327,100                       5,560,700
SA ADR

Embotelladora Andina              257,400                       2,992,275
sponsored ADR Class A

Enersis SA sponsored ADR          42,278                        787,428

Vina Concha Stet y Toro  SA       30,400                        1,170,400
sponsored ADR

                                                                17,019,272



                                 SHARES                        VALUE (NOTE 1)

COLOMBIA - 0.8%

Banco Ganadero SA sponsored       79,800                       $ 558,600
ADR Class C

Compania Nacional de              136,000                       454,586
Chocolates

Suramericana de Inversiones SA    1,761,400                     1,776,002

                                                                2,789,188

LUXEMBOURG - 0.9%

Quilmes Industrial SA             322,900                       3,067,550
sponsored ADR

MEXICO - 43.8%

Alfa SA de CV                     620,000                       1,923,171

Banacci SA de CV Series O (a)     2,714,000                     9,819,207

Corporacion Interamericana de     323,000                       1,318,122
Entretenimiento SA de CV
Series B (a)

Grupo Carso SA de CV Series       2,172,100                     7,361,680
A1 (a)

Grupo Financiero Bancomer SA      21,591,700                    9,626,946
de CV Series A (a)

Grupo Financiero Inbursa SA       474,000                       1,926,768
de CV Series O (a)

Grupo Modelo SA de CV Series C    2,434,200                     5,144,263

Grupo Televisa SA de CV           293,100                       18,593,531
sponsored ADR (a)

Telefonos de Mexico SA de CV      1,074,200                     63,176,384
Series L sponsored ADR

Tubos de Acero de Mexico SA       137,500                       2,053,906
sponsored ADR

TV Azteca SA de CV sponsored      841,700                       9,258,700
ADR

Wal-Mart de Mexico SA de CV       9,939,200                     21,258,624
Series C (a)

                                                                151,461,302

PANAMA - 1.3%

Banco Latin Americano de          10,000                        246,875
Exporaciones SA (BLADEX)
Series E

Panamerican Beverages, Inc.       251,700                       4,137,319
Class A

                                                                4,384,194

PERU - 4.4%

Compania de Minas
Buenaventura SA:

Class B                           232,618                       2,024,366

Class B sponsored ADR             306,400                       5,285,400

Telefonica del Peru SA ADR        529,000                       8,001,125

                                                                15,310,891

UNITED STATES OF AMERICA - 1.2%

Impsat Fiber Networks, Inc.       257,600                       4,073,300

VENEZUELA - 2.9%

Compania Anonima Nacional         343,300                       9,955,700
Telefono de Venezuela
sponsored ADR

TOTAL COMMON STOCKS                               339,677,004
(Cost $269,475,365)


NONCONVERTIBLE BONDS - 0.0%

MOODY'S RATINGS (UNAUDITED)              PRINCIPAL AMOUNT      VALUE (NOTE 1)

BRAZIL - 0.0%

Companhia Vale do Rio Doce 0%   -   BRL   290,000              $ 0
11/19/00 (Cost $0)


CASH EQUIVALENTS - 1.6%

                               SHARES

Central Cash Collateral Fund,   140,140                 140,140
5.94% (b)

Taxable Central Cash Fund,      5,316,762               5,316,762
5.77% (b)

TOTAL CASH EQUIVALENTS                      5,456,902
(Cost $5,456,902)

TOTAL INVESTMENT PORTFOLIO -                  345,133,906
99.7%
(Cost $274,932,267)

NET OTHER ASSETS - 0.3%                       928,963

NET ASSETS - 100%             $ 346,062,869

CURRENCY ABBREVIATIONS

BRL                           -              Brazilian real

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $124,888,348 and $139,610,597.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $136,981. The fund received cash collateral of $140,140 which was invested in cash equivalents.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $275,230,650. Net unrealized appreciation aggregated $69,903,256, of which $105,659,807 related to appreciated investment securities and $35,756,551 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $97,171,000 of which $36,899,000, $37,615,000 and $22,657,000 will expire on October 31, 2003, 2004 and 2007, respectively.

LATIN AMERICA
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 345,133,906
value  (cost $274,932,267) -
 See accompanying schedule

Foreign currency held at                   15
value  (cost $15)

Receivable for investments                 313,044
sold

Receivable for fund shares                 448,936
sold

Dividends receivable                       1,515,071

Interest receivable                        32,857

Redemption fees receivable                 217

Other receivables                          11,081

 TOTAL ASSETS                              347,455,127

LIABILITIES

Payable to custodian bank      $ 213,206

Payable for investments         172,978
purchased

Payable for fund shares         461,190
redeemed

Accrued management fee          221,242

Other payables and  accrued     183,502
expenses

Collateral on securities        140,140
loaned,  at value

 TOTAL LIABILITIES                         1,392,258

NET ASSETS                                $ 346,062,869

Net Assets consist of:

Paid in capital                           $ 384,526,719

Undistributed net investment               574,129
income

Accumulated undistributed net              (109,223,959)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                70,185,980
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 23,939,714                $ 346,062,869
shares outstanding

NET ASSET VALUE and                        $14.46
redemption price per share
($346,062,869 (divided by)
23,939,714 shares)

Maximum offering price per                 $14.91
share (100/97.00 of $14.46)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                               $ 3,661,217
Dividends

Interest                                         301,619

Security lending                                 93,408

                                                 4,056,244

Less foreign taxes withheld                      (308,512)

 TOTAL INCOME                                    3,747,732

EXPENSES

Management fee                   $ 1,432,138

Transfer agent fees               583,595

Accounting and security           117,465
lending fees

Non-interested trustees'          1,134
compensation

Custodian fees and expenses       157,041

Registration fees                 32,424

Audit                             24,167

Legal                             5,188

Foreign tax expense               141,481

Reports to shareholders           25,054

Miscellaneous                     324

 Total expenses before            2,520,011
reductions

 Expense reductions               (72,641)       2,447,370

NET INVESTMENT INCOME                            1,300,362

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (10,944,061)

 Foreign currency transactions    (250,890)      (11,194,951)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            70,232,570

 Assets and liabilities in        251,984        70,484,554
foreign currencies

NET GAIN (LOSS)                                  59,289,603

NET INCREASE (DECREASE) IN                      $ 60,589,965
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                         $ 238,968
charges paid to FDC

 Sales charges - Retained by                    $ 238,968
FDC

 Expense Reductions                             $ 68,282
  Directed brokerage
arrangements

  Custodian credits                              2,101

  Transfer agent credits                         2,258

                                                $ 72,641

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ 1,300,362                 $ 5,099,283
income

 Net realized gain (loss)         (11,194,951)                (23,809,899)

 Change in net unrealized         70,484,554                  59,451,166
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       60,589,965                  40,740,550
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (3,622,710)                 (7,666,729)
from net investment income

Share transactions Net            95,131,912                  152,034,795
proceeds from sales of shares

 Reinvestment of distributions    3,485,627                   7,377,095

 Cost of shares redeemed          (117,194,196)               (218,494,512)

 NET INCREASE (DECREASE) IN       (18,576,657)                (59,082,622)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   335,836                     1,105,692

  TOTAL INCREASE (DECREASE)       38,726,434                  (24,903,109)
IN NET ASSETS

NET ASSETS

 Beginning of period              307,336,435                 332,239,544

 End of period (including        $ 346,062,869               $ 307,336,435
undistributed net investment
income of $574,129 and
$2,896,477, respectively)

OTHER INFORMATION
Shares

 Sold                             6,237,172                   12,312,091

 Issued in reinvestment of        239,890                     701,738
distributions

 Redeemed                         (7,508,500)                 (19,009,646)

 Net increase (decrease)          (1,031,438)                 (5,995,817)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998       1997       1996

Net asset value, beginning of    $ 12.31                          $ 10.73                  $ 15.51    $ 12.59    $ 9.75
period

Income from Investment
Operations

Net investment income             .05 D                            .18 D                    .22 D, E   .20 D      .22

Net realized and unrealized       2.23                             1.61                     (4.81)     2.92       2.72
gain (loss)

Total from investment             2.28                             1.79                     (4.59)     3.12       2.94
operations

Less distributions from net       (.14)                            (.25)                    (.20)      (.23)      (.12)
investment income

Redemption fees added to paid     .01                              .04                      .01        .03        .02
in capital

Net asset value, end of period   $ 14.46                          $ 12.31                  $ 10.73    $ 15.51    $ 12.59

TOTAL RETURN B, C                 18.60%                           17.46%                   (30.01)%   25.42%     30.69%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 346,063                        $ 307,336                $ 332,240  $ 808,542  $ 557,889
(000 omitted)

Ratio of expenses to average      1.30% A                          1.32%                    1.34%      1.30%      1.32%
net assets

Ratio of expenses to average      1.26% A, F                       1.30% F                  1.33% F    1.29% F    1.32%
net assets after  expense
reductions

Ratio of net investment           .67% A                           1.55%                    1.49%      1.19%      1.48%
income to average net assets

Portfolio turnover rate           69% A                            49%                      31%        64%        70%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.06 PER
SHARE.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 16.21
period

Income from Investment
Operations

Net investment income             .04

Net realized and unrealized       (6.52)
gain (loss)

Total from investment             (6.48)
operations

Less distributions from net       -
investment income

Redemption fees added to paid     .02
in capital

Net asset value, end of period   $ 9.75

TOTAL RETURN B, C                 (39.85)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 466,289
(000 omitted)

Ratio of expenses to average      1.41%
net assets

Ratio of expenses to average      1.41%
net assets after  expense
reductions

Ratio of net investment           .97%
income to average net assets

Portfolio turnover rate           57%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.06 PER
SHARE.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


NORDIC
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY NORDIC                  39.75%         61.76%       245.84%

FIDELITY NORDIC   (INCL.         35.56%         56.91%       235.47%
3.00% SALES CHARGE)

FT/S&P-Actuaries World Nordic    50.10%         83.82%       274.18%

European Region Funds Average    21.51%         25.29%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 1, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the FT/S&P-Actuaries World Nordic Index - a market capitalization-weighted index of over 90 stocks traded in four Scandinavian markets. To measure how the fund's performance stacked up against its peers, you can compare the fund's performance to the European region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 161 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994     PAST 1 YEAR  LIFE OF FUND

FIDELITY NORDIC                    61.76%       31.76%

FIDELITY NORDIC   (INCL.           56.91%       30.87%
3.00% SALES CHARGE)

FT/S&P-Actuaries World Nordic      83.82%       34.09%

European Region Funds Average      25.29%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Nordic                      FT Nordic
             00342                       FT002
  1995/11/01       9700.00                    10000.00
  1995/11/30       9845.50                    10178.00
  1995/12/31       9554.50                     9911.00
  1996/01/31       9612.70                     9809.37
  1996/02/29      10204.40                    10456.70
  1996/03/31      10340.20                    10564.18
  1996/04/30      10476.00                    10606.06
  1996/05/31      10990.10                    10977.77
  1996/06/30      11106.50                    11058.76
  1996/07/31      10980.40                    10822.25
  1996/08/31      11630.30                    11437.85
  1996/09/30      12018.30                    11769.52
  1996/10/31      12386.90                    12210.52
  1996/11/30      13269.60                    12915.13
  1996/12/31      13537.43                    13283.75
  1997/01/31      13880.77                    13676.71
  1997/02/28      13969.05                    13661.62
  1997/03/31      14332.01                    14093.06
  1997/04/30      13439.33                    13296.07
  1997/05/31      14302.58                    14246.43
  1997/06/30      15136.41                    15111.48
  1997/07/31      15617.09                    15775.44
  1997/08/31      14999.07                    15074.22
  1997/09/30      16843.30                    16846.82
  1997/10/31      15636.71                    15544.47
  1997/11/30      15705.38                    15583.27
  1997/12/31      15177.38                    15331.98
  1998/01/31      15593.63                    15587.89
  1998/02/28      17077.22                    16969.39
  1998/03/31      18219.26                    18157.18
  1998/04/30      19713.51                    19141.41
  1998/05/31      19830.92                    19281.53
  1998/06/30      20119.10                    19279.69
  1998/07/31      20791.51                    19608.59
  1998/08/31      16575.57                    16383.65
  1998/09/30      16212.68                    15544.47
  1998/10/31      17354.72                    16741.19
  1998/11/30      18358.01                    17652.13
  1998/12/31      19660.15                    18400.78
  1999/01/31      21015.65                    19564.24
  1999/02/28      19574.76                    18618.50
  1999/03/31      20119.10                    19577.79
  1999/04/30      20738.15                    20356.31
  1999/05/31      20044.38                    19512.81
  1999/06/30      22115.00                    21352.86
  1999/07/31      22296.44                    22089.18
  1999/08/31      22360.48                    22024.51
  1999/09/30      22552.60                    22346.33
  1999/10/31      24004.16                    24928.86
  1999/11/30      25925.35                    27988.11
  1999/12/31      31360.32                    33441.15
  2000/01/31      31240.66                    33053.09
  2000/02/29      35624.36                    37044.84
  2000/03/31      35722.26                    37256.71
  2000/04/28      33546.73                    37418.39
IMATRL PRASUN   SHR__CHT 20000430 20000531 120001 R00000000000057

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Nordic Fund on November 1, 1995, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $33,547 - a 235.47% increase on the initial investment. For comparison, look at how the FT/S&P-Actuaries World Nordic Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $37,418 - a 274.18% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

NORDIC
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with
Trygve Toraasen,
Portfolio Manager of Fidelity Nordic Fund

Q. HOW DID THE FUND PERFORM, TRYGVE?

A. For the six months that ended April 30, 2000, the fund returned 39.75%, compared to 50.10% for the FT/S&P-Actuaries World Nordic Index and 21.51% for the European region funds average, as measured by Lipper Inc. For the 12-month period that ended April 30, 2000, the fund returned 61.76%, while the index and the Lipper average had returns of 83.82% and 25.29%, respectively.

Q. WHAT WAS THE MARKET ENVIRONMENT LIKE DURING THE PERIOD?

A. It was quite positive overall, albeit extremely volatile. With the exception of Norway, Scandinavia remained Europe's brightest star during the period, as robust economic growth, low inflation and widespread corporate restructuring painted the backdrop for strong stock performance. New economy, or the so-called TMT stocks from the swift-moving spaces of technology, media and telecommunications, led the way in Finland and Sweden behind leading telecom equipment makers Nokia and Ericsson, which combined accounted for over 55% of the index. However, as tech-related sectors became increasingly intertwined globally, uncertainty surrounding the price levels of TMT issues induced a dramatic sell-off late in the period among nervous investors worldwide. Although far from immune to this correction, Nordic markets gave back far less than most others thanks to their claim on two of the world's finest telecom companies.

Q. HOW DID THE FUND OUTPACE ITS PEER GROUP, YET TRAIL ITS INDEX?

A. The fund's success versus its Lipper peers came by way of strong stock picking and the strength of the Nordic market relative to the rest of Europe. However, versus the telecom-rich Nordic index, not owning enough of heavyweights Nokia and Ericsson spelled trouble, as their prices doubled during the period.

Q. WHAT OTHER FACTORS INFLUENCED PERFORMANCE?

A. We were rewarded for overweighting Denmark relative to the index. Gaining exposure to its red-hot telecom sector through mobile operator GN Store Nordic was a big win for us, as was our stake in windmill manufacturer Vestas Wind Systems. Reducing the fund's weighting in cyclicals - or economically sensitive stocks - also helped, as rising interest rates thwarted a repeat performance of last year's rally. I sold off the fund's more speculative TMT holdings prior to the correction to lock in profits. By shifting more assets into higher-quality tech names and some of the larger industrials, we reduced the volatility of the portfolio.

Q. WHAT STOCKS HELPED THE MOST? WHICH HURT?

A. Nokia benefited from consistent margin growth in its mobile handset business. A strong cellular infrastructure business helped buoy Ericsson, although it continued to struggle on the handset side. Swedish insurance carrier Skandia Foersaekrings soared on better-than-expected earnings and volumes in its life insurance and variable annuity businesses in the U.S. In terms of detractors, Finnish-based JOT Automation - a maker of production-line equipment for the telecom industry - slipped on disappointing earnings and a failed merger attempt. Other tech-related stocks that hurt included Norway's Merkantildata, Finland's Aldata and Sweden's Nocom. The fund no longer held JOT Automation or Merkantildata at the close of the period.

Q. WHAT'S YOUR OUTLOOK?

A. My outlook remains positive for the Nordic markets, as strong economic growth is expected to continue to boost earnings throughout the region. With valuation levels stabilizing, I may consider raising the fund's exposure to technology, although a lot depends on the direction of interest rates locally and in the U.S. Regardless of rates, I'll continue to focus my efforts on adding value through individual stock picking.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

NOTE TO SHAREHOLDERS: The Nordic Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Nordic market. As of April 30, 2000, 26% of the fund's total assets were invested in TV and radio communications equipment companies. They accounted for approximately 59% of the Nordic market as of April 30, 2000, as represented by the FT/S&P-Actuaries World Nordic Index.


FUND FACTS

GOAL: long-term growth of capital by investing mainly in equity securities of issuers in Denmark, Finland, Norway and Sweden

FUND NUMBER: 342

TRADING SYMBOL: FNORX

START DATE: November 1, 1995

SIZE: as of April 30, 2000, more than
$241 million

MANAGER: Trygve Toraasen, since 1998; associate portfolio manager, Fidelity Nordic Fund, 1997-1998; research analyst, 1994-1998; joined Fidelity in 1994
(checkmark)

NORDIC

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 5.3%
Denmark 15.0%
Row: 1, Col: 1, Value: 15.0
Row: 1, Col: 2, Value: 25.2
Row: 1, Col: 3, Value: 0.3
Row: 1, Col: 4, Value: 9.0
Row: 1, Col: 5, Value: 45.2
Row: 1, Col: 6, Value: 5.3
Finland 25.2%
Sweden 45.2%
Luxembourg 0.3%
Norway 9.0%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
Denmark 10.5%
United States 11.7%
Row: 1, Col: 1, Value: 10.5
Row: 1, Col: 2, Value: 22.4
Row: 1, Col: 3, Value: 7.9
Row: 1, Col: 4, Value: 47.5
Row: 1, Col: 5, Value: 11.7
Finland 22.4%
Sweden 47.5%
Norway 7.9%

ASSET ALLOCATION

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Stocks                          95.9                    89.6

Short-Term Investments and      4.1                     10.4
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Nokia AB  (Finland,             14.3                    13.1
Communications Equipment)

Telefonaktiebolaget LM          11.5                    12.7
Ericsson  (Sweden,
Communications Equipment)

Skandia Foersaekrings AB        4.8                     4.9
(Sweden, Insurance)

Tele Danmark AS  (Denmark,      3.2                     2.4
Telephone Services)

Hennes & Mauritz AB (H&M)       2.9                     4.3
(Sweden, Apparel Stores)

Vestas Wind Systems AS          2.6                     1.8
(Denmark, Industrial
Machinery & Equipment)

Sonera Corp.   (Finland,        2.6                     1.7
Telephone Services)

GN Store Nordic AS  (Denmark,   2.2                     1.2
Communications Equipment)

Svenska Handelsbanken AB        2.1                     2.6
(Sweden, Banks)

OM Gruppen AB  (Sweden,         1.9                     0.3
Securities Industry)

                                48.1                    45.0

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      36.6                    14.6

Finance                         15.6                    16.3

Utilities                       10.6                    5.8

Basic Industries                6.3                     6.3

Industrial Machinery &          6.1                     20.0
Equipment

Services                        5.3                     3.9

Health                          3.3                     3.6

Retail & Wholesale              2.9                     4.3

Durables                        2.3                     3.8

Media & Leisure                 2.2                     4.0


NORDIC

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 95.9%

                                 SHARES                      VALUE (NOTE 1)

DENMARK - 15.0%

2M Invest AS (a)                  9,000                      $ 1,428,519

Coloplast AS (B Shares)           46,900                      1,975,569

D/S Svenborg Series B             95                          1,316,496

Falck AS                          23,960                      3,320,342

GN Store Nordic AS                66,680                      5,413,990

ISS AS (a)                        13,300                      841,166

NEG Micon AS                      46,100                      2,076,957

Novo-Nordisk AS (B Shares)        29,789                      4,000,818

Sondagsavisen AS (Reg.)           2,470                       156,820

Sydbank AS                        21,730                      689,816

Tele Danmark AS (B Shares)        104,900                     7,684,700

Vestas Wind Systems AS            18,800                      6,289,391

William Demant Holding AS         7,700                       1,170,470

                                                              36,365,054

FINLAND - 25.2%

Aldata Solutions Oyj (a)          133,000                     975,844

Amer Group PLC Class A            56,800                      1,527,226

Comptel Oyj                       63,200                      1,432,026

Eimo Oyj                          218,800                     1,994,253

Helsinki Telephone Corp.          33,000                      2,613,765
Class E

Keski-Suomen Puhelin Oyj          13,300                      1,018,272
(KSP) Series A

Nokia AB                          608,400                     34,602,752

Novo Group Oyj                    96,500                      1,041,386

Okobank Class A                   23,180                      215,500

Perlos Oyj                        69,900                      2,596,197

Sampo Insurance Co. Ltd.          11,210                      425,042

Sonera Corp.                      111,300                     6,137,385

Stora Enso Oyj                    147,170                     1,522,467

Teleste Oyj                       37,300                      984,216

TJ Group PLC (a)                  31,400                      202,912

UPM-Kymmene Corp.                 142,010                     3,688,898

                                                              60,978,141

LUXEMBOURG - 0.3%

Stolt Comex Seaway SA (a)         62,600                      742,142

NORWAY - 9.0%

Bergesen dy ASA (A Shares)        32,100                      540,316

Christiania Bank Og               330,600                     1,530,770
Kreditkasse

DNB Holding ASA                   803,900                     2,823,178

EDB Business Partner ASA          29,600                      390,643

EDB Business Partner ASA          29,600                      7,788
rights 5/31/00 (a)

Ekornes AS                        67,700                      484,591

Eltek ASA                         162,400                     2,533,768

Kvaerner ASA (B Shares) (a)       20,000                      201,316

NetCom ASA (a)                    24,300                      964,809

Opticom ASA (a)                   2,200                       232,520

Orkla-Borregaard AS               169,300                     2,622,487

Petroleum Geo-Services ASA (a)    74,800                      1,171,214



                                 SHARES                      VALUE (NOTE 1)

ProSafe ASA (a)                   42,000                     $ 554,291

Schibsted AS (B Shares)           40,900                      850,830

Tandberg ASA (a)                  221,900                     3,400,044

TGS Nopec Geophysical Co. ASA     109,300                     1,210,213
(a)

VMETRO ASA                        233,600                     2,168,491

                                                              21,687,269

SWEDEN - 45.2%

ABB Ltd.                          26,119                      2,925,253

Allgon AB (B Shares)              90,400                      2,004,659

Arkivator AB                      44,600                      2,127,901

Assa Abloy AB:

rights 6/30/00 (a)                134,800                     0

(B Shares)                        134,800                     2,747,693

Atlas Copco AB (B Shares)         64,800                      1,487,770

Avesta Sheffield AB (a)           58,000                      206,568

Effnet Group AB (a)               6,900                       309,112

Electrolux AB                     104,600                     1,774,807

Enlight Interactive AB (a)        37,400                      598,983

Europolitan Holdings AB           175,200                     2,688,200

ForeningsSparbanken AB (A         115,575                     1,708,617
Shares)

Gunnebo AB                        46,500                      617,132

Hennes & Mauritz AB (H&M) (B      264,600                     7,052,997
Shares)

Icon Medialab International       14,800                      225,428
AB (a)

Investor AB (B Shares)            264,500                     3,732,528

Micronic Laser Systems AB (a)     9,200                       188,043

Modern Times Group AB (MTG)       54,100                      2,672,039
(B Shares) (a)

Munters AB                        50,850                      652,084

Munters AB (c)                    8,300                       106,436

Netcom AB (B Shares) (a)          47,300                      3,374,485

Nobel Biocare AB                  34,920                      938,626

Nocom AB (B Shares) (a)           20,300                      363,767

Nordic Baltic Holding AB          615,900                     3,897,315

OM Gruppen AB                     109,700                     4,570,424

Proffice AB (B Shares)            5,200                       110,653

Readsoft AB (B Shares) (a)        56,900                      1,112,025

Resco AB (B Shares)               15,700                      474,756

Sandvik AB (B Shares)             83,400                      1,998,880

Securitas AB (B Shares)           153,200                     3,980,647

Sifo Group AB (B Shares)          164,576                     2,119,685

Skandia Foersaekrings AB          244,100                     11,728,217

Skanska AB (B Shares)             23,500                      860,642

SSAB Swedish Steel (B Shares)     44,100                      474,151

Svenska Cellulosa AB (SCA) (B     24,400                      464,564
Shares)

Svenska Handelsbanken AB (A       377,896                     5,015,307
Shares)

SwitchCore AB (a)                 8,550                       617,636

Tele1 Europe Holding AB (a)       66,800                      1,054,879

Telefonaktiebolaget LM            314,400                     27,804,750
Ericsson  (B Shares)

Telelogic AB (a)                  70,000                      533,106

Teligent AB (a)                   34,100                      763,820

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SWEDEN - CONTINUED

TV 4 AB (A Shares)                2,300                      $ 63,110

Volvo AB (B Shares)               135,900                     3,310,439

                                                              109,458,134

UNITED STATES OF AMERICA - 1.2%

Pharmacia Corp. unit (a)          26,894                      1,352,411

Royal Caribbean Cruises Ltd.      67,300                      1,441,420

                                                              2,793,831

TOTAL COMMON STOCKS                            232,024,571
(Cost $157,886,323)

CASH EQUIVALENTS - 18.2%



Central Cash Collateral Fund,     37,214,834                  37,214,834
5.94% (b)

Taxable Central Cash Fund,        6,883,079                   6,883,079
5.77% (b)

TOTAL CASH EQUIVALENTS                         44,097,913
(Cost $44,097,913)

TOTAL INVESTMENT PORTFOLIO -                                  276,122,484
114.1%
(Cost $201,984,236)

NET OTHER ASSETS - (14.1)%                                    (34,171,838)

NET ASSETS - 100%                             $ 241,950,646

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $106,436 or 0.0% of net assets.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $168,869,608 and $81,186,157, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $33,139,089. The fund received cash collateral of $37,214,834 which was invested in cash equivalents. Cash collateral includes $2,245,150 received for unsettled security loans.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $4,936,000. The weighted average interest rate was 6.21%.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $203,305,217. Net unrealized appreciation aggregated $72,817,267, of which $88,258,378 related to appreciated investment securities and $15,441,111 related to depreciated investment securities.

NORDIC
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 276,122,484
value  (cost $201,984,236) -
 See accompanying schedule

Receivable for investments                   5,705,532
sold

Receivable for fund shares                   669,574
sold

Dividends receivable                         274,195

Interest receivable                          295,594

Other receivables                            33,195

Redemption fees receivable                   629

 TOTAL ASSETS                                283,101,203

LIABILITIES

Payable for investments        $ 3,504,521
purchased

Payable for fund shares         148,691
redeemed

Accrued management fee          145,501

Other payables and accrued      137,010
expenses

Collateral on securities        37,214,834
loaned,  at value

 TOTAL LIABILITIES                           41,150,557

NET ASSETS                                  $ 241,950,646

Net Assets consist of:

Paid in capital                             $ 163,651,825

Undistributed net investment                 934,281
income

Accumulated undistributed net                3,225,088
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  74,139,452
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 7,845,404                   $ 241,950,646
shares outstanding

NET ASSET VALUE and                          $30.84
redemption price per share
($241,950,646 (divided by)
7,845,404 shares)

Maximum offering price per                   $31.79
share (100/97.00 of $30.84)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                             $ 2,314,892
Dividends

Interest                                       15,960

Security lending                               73,180

                                               2,404,032

Less foreign taxes withheld                    (301,810)

 TOTAL INCOME                                  2,102,222

EXPENSES

Management fee                   $ 710,686

Transfer agent fees               235,853

Accounting and security           53,025
lending fees

Non-interested trustees'          258
compensation

Custodian fees and expenses       104,326

Registration fees                 55,575

Audit                             10,878

Legal                             1,785

Interest                          2,574

Reports to shareholders           5,428

Miscellaneous                     102

 Total expenses before            1,180,490
reductions

 Expense reductions               (12,585)     1,167,905

NET INVESTMENT INCOME                          934,317

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            4,018,686

 Foreign currency transactions    (72,930)     3,945,756

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            40,526,886

 Assets and liabilities in        5,219        40,532,105
foreign currencies

NET GAIN (LOSS)                                44,477,861

NET INCREASE (DECREASE) IN                    $ 45,412,178
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                       $ 371,679
charges paid to FDC

 Sales charges - Retained by                  $ 371,679
FDC

 Expense Reductions                           $ 10,164
  Directed brokerage
arrangements

  Custodian credits                            431

  Transfer agent credits                       1,990

                                              $ 12,585

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ 934,317                   $ 386,363
income

 Net realized gain (loss)         3,945,756                   11,006,071

 Change in net unrealized         40,532,105                  21,507,135
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       45,412,178                  32,899,569
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (328,657)                   -
From net investment income

 From net realized gain           (2,464,859)                 -

 TOTAL DISTRIBUTIONS              (2,793,516)                 -

Share transactions Net            133,816,531                 41,593,918
proceeds from sales of shares

 Reinvestment of distributions    2,711,386                   -

 Cost of shares redeemed          (48,917,133)                (65,061,644)

 NET INCREASE (DECREASE) IN       87,610,784                  (23,467,726)
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   333,585                     97,415

  TOTAL INCREASE (DECREASE)       130,563,031                 9,529,258
IN NET ASSETS

NET ASSETS

 Beginning of period              111,387,615                 101,858,357

 End of period (including        $ 241,950,646               $ 111,387,615
undistributed net investment
income of $934,281 and
$367,863, respectively)

OTHER INFORMATION
Shares

 Sold                             4,387,733                   2,122,892

 Issued in reinvestment of        101,817                     -
distributions

 Redeemed                         (1,596,520)                 (3,436,188)

 Net increase (decrease)          2,893,030                   (1,313,296)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998       1997      1996 F

Net asset value, beginning of    $ 22.49                          $ 16.26                  $ 15.94    $ 12.77   $ 10.00
period

Income from Investment
Operations

Net investment income D           .14                              .07                      .03        .10       .17   E

Net realized and unrealized       8.67                             6.14                     1.46       3.19      2.57
gain (loss)

Total from investment             8.81                             6.21                     1.49       3.29      2.74
operations

Less Distributions

 From net investment income       (.06)                            -                        (.07)      (.05)     -

From net realized gain            (.45)                            -                        (1.18)     (.10)     -

Total distributions               (.51)                            -                        (1.25)     (.15)     -

Redemption fees added to paid     .05                              .02                      .08        .03       .03
in capital

Net asset value, end of period   $ 30.84                          $ 22.49                  $ 16.26    $ 15.94   $ 12.77

TOTAL RETURN B, C                 39.75%                           38.31%                   10.99%     26.24%    27.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 241,951                        $ 111,388                $ 101,858  $ 73,278  $ 30,871
(000 omitted)

Ratio of expenses to average      1.22% A                          1.27%                    1.35%      1.42%     2.00% G
net assets

Ratio of expenses to average      1.21% A, H                       1.23% H                  1.35%      1.42%     2.00%
net assets after expense
reductions

Ratio of net investment           .97% A                           .37%                     .20%       .67%      1.52%
income to average net assets

Portfolio turnover rate           91% A                            70%                      69%        74%       35%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.16 PER
SHARE.

F FOR THE PERIOD NOVEMBER 1,
1995 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31,
1996.

G FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


PACIFIC BASIN
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY PACIFIC BASIN           9.87%          53.41%       68.31%        124.99%

FIDELITY PACIFIC BASIN           6.57%          48.81%       63.26%        118.24%
(INCL. 3.00% SALES CHARGE)

MSCI Pacific                     3.61%          23.21%       2.47%         36.30%

Pacific Region Funds Average     11.92%         40.95%       24.61%        116.18%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International (MSCI) Pacific Index - a market capitalization-weighted index of approximately 400 stocks traded in five Pacific-region markets. To measure how the fund's performance stacked up against its peers, you can compare it to the Pacific region funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 60 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY PACIFIC BASIN           53.41%       10.97%        8.45%

FIDELITY PACIFIC BASIN           48.81%       10.30%        8.12%
(INCL. 3.00% SALES CHARGE)

MSCI Pacific                     23.21%       0.49%         3.15%

Pacific Region Funds Average     40.95%       3.96%         7.53%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             Pacific Basin               MS Pacific (Net MA tax)
             00302                       MS003
  1990/04/30       9700.00                    10000.00
  1990/05/31      10638.71                    11389.07
  1990/06/30      10798.80                    10930.22
  1990/07/31      11162.64                    10847.23
  1990/08/31       9678.17                     9812.47
  1990/09/30       8099.10                     8274.06
  1990/10/31       9379.82                    10061.59
  1990/11/30       8521.16                     8945.85
  1990/12/31       8405.63                     9326.65
  1991/01/31       8567.85                     9617.32
  1991/02/28       9342.05                    10802.91
  1991/03/31       9224.07                    10214.44
  1991/04/30       9622.24                    10476.94
  1991/05/31       9555.88                    10436.38
  1991/06/30       9393.66                     9754.39
  1991/07/31       9511.64                    10083.37
  1991/08/31       8870.15                     9571.88
  1991/09/30       9423.16                    10324.85
  1991/10/31       9695.97                    10764.23
  1991/11/30       9238.82                    10071.73
  1991/12/31       9460.02                    10380.80
  1992/01/31       9216.70                     9978.59
  1992/02/29       9128.22                     9279.71
  1992/03/31       8553.10                     8397.18
  1992/04/30       8464.62                     8012.24
  1992/05/31       9142.97                     8637.15
  1992/06/30       8951.26                     7957.97
  1992/07/31       8553.10                     7847.34
  1992/08/31       8803.79                     8922.38
  1992/09/30       8744.81                     8717.95
  1992/10/31       8848.03                     8410.14
  1992/11/30       8811.17                     8568.74
  1992/12/31       8739.34                     8470.67
  1993/01/31       8828.67                     8454.90
  1993/02/28       9342.31                     8864.83
  1993/03/31       9975.06                     9935.73
  1993/04/30      10987.45                    11518.71
  1993/05/31      11523.43                    11853.81
  1993/06/30      10927.90                    11659.47
  1993/07/31      11508.54                    12348.81
  1993/08/31      12037.07                    12714.05
  1993/09/30      12066.84                    12238.55
  1993/10/31      13012.24                    12510.24
  1993/11/30      12372.05                    10745.14
  1993/12/31      14324.54                    11494.18
  1994/01/31      14713.13                    12824.69
  1994/02/28      14857.90                    13155.31
  1994/03/31      13745.46                    12429.12
  1994/04/30      14126.43                    12966.56
  1994/05/31      14545.50                    13275.02
  1994/06/30      14484.54                    13709.28
  1994/07/31      14454.07                    13415.15
  1994/08/31      15139.82                    13648.30
  1994/09/30      14941.71                    13306.70
  1994/10/31      15208.39                    13643.29
  1994/11/30      13958.80                    12881.96
  1994/12/31      13921.57                    12968.63
  1995/01/31      12631.74                    12149.63
  1995/02/28      12425.37                    11848.72
  1995/03/31      12820.91                    12758.41
  1995/04/30      12967.10                    13301.04
  1995/05/31      12889.71                    12769.02
  1995/06/30      12769.32                    12227.87
  1995/07/31      13603.41                    13109.49
  1995/08/31      13457.23                    12615.68
  1995/09/30      13302.45                    12732.54
  1995/10/31      12795.12                    12113.42
  1995/11/30      12683.33                    12709.00
  1995/12/31      13070.28                    13329.31
  1996/01/31      13268.06                    13351.92
  1996/02/29      12984.29                    13201.25
  1996/03/31      13328.25                    13606.14
  1996/04/30      14033.36                    14298.98
  1996/05/31      13637.81                    13678.48
  1996/06/30      13818.38                    13681.31
  1996/07/31      13113.28                    13052.65
  1996/08/31      12855.31                    12709.02
  1996/09/30      13233.66                    13123.77
  1996/10/31      12597.34                    12514.57
  1996/11/30      13078.88                    12854.37
  1996/12/31      12708.99                    12186.23
  1997/01/31      11922.24                    11161.37
  1997/02/28      12172.96                    11394.64
  1997/03/31      11844.43                    10977.60
  1997/04/30      12224.84                    11206.70
  1997/05/31      13478.45                    12303.95
  1997/06/30      14109.57                    13066.79
  1997/07/31      14472.69                    12755.28
  1997/08/31      12717.63                    11490.98
  1997/09/30      13028.88                    11447.66
  1997/10/31      11593.71                    10058.48
  1997/11/30      11196.01                     9505.57
  1997/12/31      10790.03                     9088.65
  1998/01/31      11301.74                     9582.08
  1998/02/28      11328.20                     9926.65
  1998/03/31      10790.03                     9380.29
  1998/04/30      11001.77                     9195.22
  1998/05/31      10534.17                     8571.41
  1998/06/30      10357.72                     8555.21
  1998/07/31      10542.99                     8406.78
  1998/08/31       9307.83                     7413.52
  1998/09/30       9607.80                     7389.87
  1998/10/31      10490.06                     8670.24
  1998/11/30      11213.51                     9069.07
  1998/12/31      11681.52                     9322.46
  1999/01/31      11699.19                     9390.33
  1999/02/28      11557.81                     9207.59
  1999/03/31      13130.66                    10368.85
  1999/04/30      14226.36                    11062.84
  1999/05/31      13492.95                    10404.38
  1999/06/30      15489.94                    11362.42
  1999/07/31      16974.43                    12228.35
  1999/08/31      17663.66                    12104.84
  1999/09/30      18653.32                    12664.08
  1999/10/31      19863.88                    13155.07
  1999/11/30      22461.74                    13808.75
  1999/12/31      25653.90                    14711.84
  2000/01/31      23850.81                    14002.73
  2000/02/29      24198.93                    13696.35
  2000/03/31      24395.31                    14647.42
  2000/04/28      21824.47                    13630.01
IMATRL PRASUN   SHR__CHT 20000430 20000525 161824 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Pacific Basin Fund on April 30, 1990, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $21,824 - a 118.24% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International Pacific Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $13,630 - a 36.30% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

PACIFIC BASIN
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with William Kennedy,
Portfolio Manager of
Fidelity Pacific Basin Fund

Q. HOW DID THE FUND PERFORM, BILL?

A. For the six months that ended April 30, 2000, the fund returned 9.87%, more than doubling the 3.61% return of the Morgan Stanley Capital International Pacific Index. However, the fund's return trailed the 11.92% mark posted by the Pacific region funds average monitored by Lipper Inc. For the 12 months that ended April 30, 2000, the fund returned 53.41%, compared to 23.21% and 40.95% for the index and the average, respectively.

Q. WHY DID THE FUND BEAT THE INDEX BUT LAG THE PEER GROUP
AVERAGE DURING THE SIX-MONTH PERIOD?

A. After an extremely strong run in the second half of 1999, the first four months of 2000 witnessed a sharp worldwide correction in new economy stocks - that is, those in the technology, telecommunications and media sectors. Although other countries in the region were affected by this correction to some degree, Japan bore the brunt of it. Strong stock selection and a relatively lower allocation of Japanese stocks helped the fund to outperform the index. However, the fund's relative performance was hindered by its underweighting in Japanese bank stocks, which did well during the period. In addition, the fund had a significantly higher weighting of Japanese stocks than most of its peers, which hurt performance relative to the Lipper average.

Q. HOW DID YOU RESPOND TO THESE DEVELOPMENTS?

A. In the second half of the period, I trimmed the fund's technology holdings a bit and invested more in blue-chip companies, such as Toyota and Canon, that tend to have dependable earnings growth. I favored companies of this kind because the Japanese economy is still struggling, and overcapacity and weak demand continue to plague many industries. However, many blue-chip stocks benefited from strong export demand and were therefore insulated to some degree from the weak domestic economy.

Q. WHY DID YOU UNDERWEIGHT JAPANESE BANKS?

A. Expectations were high for Japanese banks following a massive government bailout early in 1999. However, as the period progressed, I saw few changes in the banks' senior management, indicating a lack of commitment to lasting change. I therefore judged - somewhat prematurely, as it turned out - that the strength in bank stocks would be short-lived.

Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE?

A. China Telecom, a provider of cellular telecommunications equipment and services, responded well to rapidly increasing penetration of the Chinese market. The stock also was attractive to investors because of the company's strong balance sheet. Japanese holding Furukawa Electric also did well. The company makes WDM (wave division multiplexing) equipment that enables fiber-optic telecommunications lines to carry heavier traffic. Hutchison Whampoa, a Hong Kong conglomerate, was another holding that did well because of the strong market for cellular communications. The company continued to expand its cellular operations in both Hong Kong and Europe.

Q. WHAT STOCKS DETRACTED FROM PERFORMANCE?

A. Hikari Tsushin, formerly a standout performer, sold off sharply when the company revised its near-term earnings forecasts downward. While I sold approximately half of the fund's position in January, the fund still held this stock at the end of the period. South Korean holding Housing and Commercial Bank also performed poorly. Although the bank's business grew in line with estimates, investors shied away from South Korean bank stocks due to fears of further repercussions from the collapse of the huge conglomerate Daewoo. Consequently, I sold the stock.

Q. WHAT'S YOUR OUTLOOK, BILL?

A. I plan to look for opportunities that will enable the fund to benefit from superior earnings growth and bona fide restructuring initiatives in the fund's Japanese investments. This means investing in companies that are willing to use stock option incentive programs, EVA (economic value-added) analysis and other progressive performance management tools that are commonly employed in Western corporations. Although this could change, I generally look for the fund's Japanese weighting to stay somewhere between that of the index and the Lipper average, reflecting an attempt to balance my greater overall confidence in Japanese investments with the likelihood for stronger economic growth in other Pacific Basin countries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: long-term growth of capital by investing mainly in equity securities of Pacific Basin issuers

FUND NUMBER: 302

TRADING SYMBOL: FPBFX

START DATE: October 1, 1986

SIZE: as of April 30, 2000, more than
$739 million

MANAGER: William Kennedy, since 1998; Hong Kong research director, 1996-1998; analyst, regional power sector and Indian companies, 1994-1996; joined Fidelity in 1994
(checkmark)

PACIFIC BASIN

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 3.4%
Australia 6.8%
Thailand 0.6%
Row: 1, Col: 1, Value: 6.8
Row: 1, Col: 2, Value: 9.300000000000001
Row: 1, Col: 3, Value: 1.6
Row: 1, Col: 4, Value: 61.3
Row: 1, Col: 5, Value: 5.1
Row: 1, Col: 6, Value: 1.0
Row: 1, Col: 7, Value: 4.1
Row: 1, Col: 8, Value: 6.8
Row: 1, Col: 9, Value: 0.6000000000000001
Row: 1, Col: 10, Value: 3.4
Taiwan 6.8%
Hong Kong 9.3%
Singapore 4.1%
Other 1.0%
Korea (South) 5.1%
India 1.6%
Japan 61.3%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
United States 4.9%
Australia 5.3%
Thailand 0.7%
Row: 1, Col: 1, Value: 5.3
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 0.7000000000000001
Row: 1, Col: 4, Value: 72.59999999999999
Row: 1, Col: 5, Value: 3.5
Row: 1, Col: 6, Value: 1.4
Row: 1, Col: 7, Value: 2.5
Row: 1, Col: 8, Value: 3.0
Row: 1, Col: 9, Value: 0.7000000000000001
Row: 1, Col: 10, Value: 4.9
Hong Kong 5.4%
Taiwan 3.0%
Singapore 2.5%
India 0.7%
Other 1.4%
Korea (South) 3.5%
Japan 72.6%

ASSET ALLOCATION

                                % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                         MONTHS AGO

Stocks                           96.6                     95.1

Short-Term Investments and       3.4                      4.9
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                                % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                         MONTHS AGO

Sony Corp. (Japan, Consumer      4.3                      1.9
Electronics)

Toyota Motor Corp. (Japan,       4.1                      1.8
Autos, Tires, & Accessories)

Furukawa Electric Co. Ltd.       2.9                      1.2
(Japan, Electrical Equipment)

Hutchison Whampoa Ltd. (Hong     2.9                      1.4
Kong, Electrical Equipment)

Softbank Corp.  (Japan,          2.6                      1.7
Computers &  Office Equipment)

Samsung Electronics Co. Ltd.     2.3                      1.2
(Korea (South), Electronics)

Takeda Chemical Industries       2.1                      1.6
Ltd. (Japan, Drugs &
Pharmaceuticals)

News Corp. Ltd.  (Australia,     2.0                      0.6
Entertainment)

Taiwan Semiconductor             1.9                      0.7
Manufacturing Co. Ltd.
(Taiwan, Electronics)

Daiwa Securities Group, Inc.     1.8                      1.1
(Japan, Securities Industry)

                                 26.9                     13.2

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                                % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                         MONTHS AGO

Technology                       28.6                     22.7

Industrial Machinery &           12.8                     8.3
Equipment

Durables                         12.1                     8.9

Finance                          10.5                     19.6

Utilities                        8.8                      10.1

Health                           5.1                      3.7

Media & Leisure                  5.0                      2.8

Basic Industries                 3.7                      5.8

Construction & Real Estate       3.6                      3.4

Retail & Wholesale               3.4                      3.4


PACIFIC BASIN

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 96.5%

                                 SHARES                     VALUE (NOTE 1)

AUSTRALIA - 6.8%

AMP Ltd.                          144,200                   $ 1,263,084

Australia & New Zealand           148,208                    1,024,705
Banking  Group Ltd.

Brambles Industries Ltd.          34,053                     958,469

Broken Hill Proprietary Co.       557,225                    6,000,220
Ltd.

Cable & Wireless Optus Ltd.       1,742,000                  5,625,342
(a)

Cochlear Ltd.                     93,900                     1,220,032

F. H. Faulding & Co. Ltd.         93,544                     374,181

John Fairfax Holdings Ltd.        326,900                    944,922

National Australia Bank Ltd.      362,858                    4,970,961

News Corp. Ltd.                   1,142,214                  14,504,492

Perpetual Trustees Australia      122,100                    1,746,857
Ltd.

Publishing & Broadcasting         295,400                    2,294,234
Ltd.

Rio Tinto Ltd.                    52,400                     778,346

Solution 6 Holdings Ltd. (a)      244,100                    747,064

Telstra Corp. Ltd.                751,200                    3,219,788

Westfield Holdings Ltd.           81,900                     447,168

Westpac Banking Corp.             451,694                    2,882,970

WMC Ltd.                          296,300                    1,230,203

                                                             50,233,038

HONG KONG - 9.3%

APT Satellite Holdings Ltd.       325,000                    208,625

Asia Satellite                    630,000                    1,969,483
Telecommunications Holdings
Ltd.

Cheung Kong Holdings Ltd.         674,000                    8,047,400

China Telecom Ltd. (a)            1,228,000                  9,006,612

Citic Pacific Ltd.                342,000                    1,567,498

Dah Sing Financial Holdings       488,800                    1,914,008
Ltd.

Dao Heng Bank Group Ltd.          294,000                    1,358,822

Giordano International Ltd.       1,392,000                  2,278,569

Great Eagle Holdings Ltd.         469,000                    800,824

Hongkong Land Holdings Ltd.       661,000                    1,004,720

Hutchison Whampoa Ltd.            1,477,000                  21,522,320

Johnson Electric Holdings         765,000                    6,162,939
Ltd.

Li & Fung Ltd.                    1,801,000                  6,959,739

Sun Hung Kai Properties Ltd.      281,000                    2,227,696

Swire Pacific Ltd. Class A        67,500                     381,302

Vtech Holdings Ltd.               754,000                    3,126,703

                                                             68,537,260

INDIA - 1.6%

Hughes Software Systems Ltd.      49,300                     3,334,103
(c)

Infosys Technologies Ltd.         30,720                     5,700,618

Pentamedia Graphics Ltd.          111,500                    1,623,328

Pentamedia Graphics Ltd. New      61,600                     896,834

                                                             11,554,883

INDONESIA - 0.3%

Gudang Garam PT Perusahaan        640,000                    1,009,464

PT Matahari Putra Prima Tbk       5,350,000                  624,448
(a)

Sampoerna, Hanjaya Mandala (a)    712,500                    1,031,664

                                                             2,665,576



                                 SHARES                     VALUE (NOTE 1)

JAPAN - 61.3%

Advan Co. Ltd.                    27,400                    $ 395,265

Advan Co. Ltd. New                27,400                     395,265

Advantest Corp.                   13,500                     3,084,751

Asahi Chemical Industry Co.       389,000                    2,237,451
Ltd. (a)

Asahi Glass Co. Ltd.              233,000                    2,042,574

Asahi Techno Glass Corp.          161,000                    1,280,377

Asatsu-DK, Inc.                   58,600                     2,416,830

Canon, Inc.                       195,000                    9,055,312

Casio Computer Co. Ltd.           256,000                    2,817,089

Dai-Ichi Kangyo Bank Ltd.         164,000                    1,358,831

Daiwa Securities Group, Inc.      880,000                    13,427,039

DDI Corp.                         424                        4,861,846

Fanuc Ltd.                        24,500                     2,564,638

Fuji Bank Ltd.                    406,000                    3,378,953

Fuji Coca-Cola Bottling Co.       100,000                    947,845
Ltd.

Fujitsu Ltd.                      217,000                    6,140,374

Furukawa Electric Co. Ltd.        1,553,000                  21,527,159

Hikari Tsushin, Inc.              2,400                      346,218

Hirose Electric Co. Ltd.          13,000                     1,570,002

Hitachi Chemical Co. Ltd.         185,000                    4,721,657

Honda Motor Co. Ltd. (a)          125,000                    5,531,250

Hoya Corp.                        73,000                     7,425,559

Ito-Yokado Co. Ltd.               77,000                     5,617,995

Japan Tobacco, Inc.               239                        1,757,028

KDD Corp.                         48,900                     5,661,439

Koa Denko Co. Ltd.                100,000                    2,903,643

Konami Co. Ltd.                   38,300                     2,234,816

Kyocera Corp.                     65,300                     10,843,881

Matsushita Electric               123,000                    3,277,950
Industrial Co. Ltd.

Mikasa Coca Cola Bottling Co.     62,100                     505,345

Mitsubishi Electric Corp.         1,011,000                  8,629,120

Mitsumi Electric Co. Ltd.         76,000                     3,134,455

Murata Manufacturing Co. Ltd.     68,000                     13,205,104

NEC Corp.                         327,000                    8,890,142

Nichicon Corp.                    174,000                    4,666,174

Nidec Corp.                       9,300                      644,997

Nidec Corp. New                   10,300                     714,352

Nintendo Co. Ltd.                 13,700                     2,280,377

Nippon Express Co. Ltd.           378,000                    2,383,910

Nippon Paper Industries Co.       217,000                    1,372,554
Ltd.

Nippon Sheet Glass Co. Ltd.       685,000                    6,081,006

Nippon Steel Corp.                1,744,000                  3,918,920

Nippon Telegraph & Telephone      956                        11,846,125
Corp.

Nitto Denko Corp.                 126,000                    4,940,263

Nomura Securities Co. Ltd.        398,000                    10,010,727

NTT DoCoMo Inc.                   267                        8,913,168

Oki Electric Industry Co.         482,000                    3,387,461
Ltd. (a)

Omron Corp.                       249,000                    6,769,558

ORIX Corp.                        22,380                     3,191,230

Pioneer Corp.                     105,000                    2,864,343

Q'Sai Co. Ltd.                    30,000                     1,955,798

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

JAPAN - CONTINUED

Rengo Co. Ltd.                    315,000                   $ 1,805,992

Ricoh Co. Ltd.                    183,000                    3,858,332

Rohm Co. Ltd.                     30,400                     10,176,438

Ryohin Keikaku Co. Ltd.           26,700                     4,950,388

Sakura Bank Ltd.                  1,418,000                  9,939,375

Sanyo Electric Co. Ltd.           570,000                    3,800,351

Shin-Etsu Chemical Co. Ltd.       119,000                    6,283,429

Shinki Co. Ltd.                   90,400                     2,148,400

Shiseido Co. Ltd.                 105,000                    1,326,336

Skylark Co. Ltd.                  117,000                    3,397,263

Softbank Corp.                    25,700                     6,321,620

Softbank Corp. New                51,400                     12,643,240

Sony Corp.                        142,600                    16,087,062

Sony Corp. New                    138,100                    15,579,406

Square Co. Ltd.                   4,200                      308,766

Sumitomo Trust & Banking Ltd.     342,000                    2,498,428

Takeda Chemical Industries        231,000                    15,187,812
Ltd.

The Suruga Bank Ltd.              112,000                    1,916,035

THK Co. Ltd.                      117,500                    4,943,823

Tokai Corp.                       295,000                    3,246,255

Toko, Inc.                        968,000                    8,056,223

Tokyo Broadcasting System,        135,000                    5,867,394
Inc.

Tokyo Denpa Co. Ltd.              24,200                     1,615,720

Tokyo Electron Ltd.               12,000                     1,954,134

Tokyo Seimitsu Co. Ltd.           32,700                     3,416,959

Tokyo Tomin Bank Ltd.             80,400                     2,527,834

Toshiba Corp.                     602,000                    5,834,067

Toyoda Gosei Co. Ltd.             98,000                     5,663,954

Toyota Motor Corp.                605,000                    30,231,102

Trans Cosmos, Inc.                12,200                     2,425,559

Tsubaki Nakashima Co. Ltd.        62,500                     781,394

Union Tool Co.                    9,400                      1,274,311

Yamada Denki Co. Ltd.             43,000                     3,578,694

Yamanouchi Pharmaceutical Co.     185,000                    9,768,356
Ltd.

Yoshitomi Pharmaceutical          251,000                    3,528,019
Industries Ltd.

                                                             453,070,637

KOREA (SOUTH) - 5.1%

Dacom Corp.                       2,210                      320,622

Korea Electric Power Corp.        128,500                    3,763,236

Korea Telecom sponsored ADR       48,300                     1,666,350

LG Chemical Ltd.                  25,750                     591,687

LG Information &                  820                        63,176
Communications Ltd.

Pohang Iron & Steel Co. Ltd.      11,700                     931,902

Samsung Electro-Mechanics Co.     87,170                     5,930,467

Samsung Electronics Co. Ltd.      61,640                     16,663,215

SK Telecom Co. Ltd.               21,900                     5,821,582

Trigem Computer, Inc.             30,996                     1,790,353

                                                             37,542,590

MALAYSIA - 0.5%

Amway Holdings BHD                144,000                    473,684



                                 SHARES                     VALUE (NOTE 1)

Commerce Asset Holding BHD        527,000                   $ 1,483,921

Tanjong PLC                       570,000                    1,575,000

                                                             3,532,605

NEW ZEALAND - 0.2%

Telecom Corp. of New Zealand      320,200                    1,352,477
Ltd.

Warehouse Group Ltd. (The)        133,200                    274,842

                                                             1,627,319

PAPUA NEW GUINEA - 0.0%

Oil Search Ltd. (a)               397,800                    360,058

SINGAPORE - 4.1%

Chartered Semiconductor           45,000                     3,931,875
Manufacturing Ltd. ADR

Datacraft Asia Ltd.               441,000                    3,307,500

DBS Group Holdings Ltd.           290,239                    3,996,845

Natsteel Electronics Ltd.         389,000                    2,233,929

Oversea-Chinese Banking Corp.     294,000                    2,015,705
Ltd.

Overseas Union Bank Ltd.          323,452                    1,478,421

Parkway Holdings Ltd.             526,000                    1,510,343

Singapore Airlines Ltd.           310,000                    3,215,353

Singapore Press Holdings Ltd.     145,694                    2,851,556

Singapore Technologies            1,892,000                  2,660,885
Engineering Ltd.

St. Assembly Test Services        4,100                      170,919
Ltd. ADR

United Overseas Bank Ltd.         197,152                    1,374,807

Venture Manufacturing             121,000                    1,418,107
Singapore Ltd.

                                                             30,166,245

TAIWAN - 6.8%

Acer, Inc. (a)                    448,000                    937,147

Advanced Semiconductor            605,000                    1,937,898
Engineering, Inc. (a)

Asustek Computer, Inc.            187,000                    2,072,005

China Development Corp. (a)       1,264,000                  1,912,835

D-Link Corp.                      458,000                    1,347,279

Far Eastern Textile Ltd.          846,000                    1,299,624

Hon Hai Precision Industries      607,000                    5,852,754
Co. Ltd. (a)

Macronix International Co.        1,394,000                  4,214,578
Ltd. (a)

Microelectronics Technology,      356,000                    1,658,114
Inc. (a)

Procomp Informatics Co. Ltd.      313,000                    2,455,303

Taishin International Bank        2,555,000                  1,327,815

Taiwan Semiconductor              2,199,130                  14,160,111
Manufacturing Co. Ltd. (a)

United Microelectronics Corp.     3,216,000                  10,879,425

                                                             50,054,888

THAILAND - 0.5%

Advanced Info Service PCL         101,500                    1,188,631
(For. Reg.) (a)

BEC World PCL (For.Reg.)          89,000                     588,893

Shinawatra Computer &             66,600                     388,216
Communications PCL (For.
Reg.) (a)

Siam Cement PCL (For.Reg.) (a)    37,900                     875,725

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1)

THAILAND - CONTINUED

TelecomAsia Corp. PCL (a)         598,000                   $ 800,788

TelecomAsia Corp. PCL rights      206,115                    149,782
4/30/08 (a)

                                                             3,992,035

TOTAL COMMON STOCKS                            713,337,134
(Cost $520,124,580)

PREFERRED STOCKS - 0.1%



CONVERTIBLE PREFERRED STOCKS
- 0.1%

THAILAND - 0.1%

Siam Commercial Bank PLC 5.25%    490,500                    392,812

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

TAIWAN - 0.0%

Taishin International Bank        363,000                    116,274

TOTAL PREFERRED STOCKS                         509,086
(Cost $557,697)

CASH EQUIVALENTS - 6.2%



Central Cash Collateral Fund,     14,151,965                 14,151,965
5.94% (b)

Taxable Central Cash Fund,        32,067,633                 32,067,633
5.77% (b)

TOTAL CASH EQUIVALENTS                         46,219,598
(Cost $46,219,598)

TOTAL INVESTMENT PORTFOLIO -                  760,065,818
102.8%
(Cost $566,901,875)

NET OTHER ASSETS - (2.8)%                     (20,914,747)

NET ASSETS - 100%             $ 739,151,071

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security purchased on a delayed delivery or when-issued basis.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $724,473,409 and $704,836,074.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $22,777 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $12,426,416. The fund received cash collateral of $14,151,965 which was invested in cash equivalents. Cash collateral includes $905,100 received for unsettled loans.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $10,139,500. The weighted average interest rate was 5.92%. Interest expense includes $33,436 paid under the interfund lending program.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $2,348,000. The weighted average interest rate was 6.23%. Interest expense includes $807 paid under the bank borrowing program.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $569,163,956. Net unrealized appreciation aggregated $190,901,862, of which $222,127,331 related to appreciated investment securities and $31,225,469 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $45,590,000 of which $12,609,000 and $32,981,000 will expire on October 31, 2005 and 2006, respectively.

PACIFIC BASIN
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 760,065,818
value  (cost $566,901,875) -
 See accompanying schedule

Foreign currency held at                     111,181
value  (cost $111,181)

Receivable for investments                   1,268,275
sold

Receivable for fund shares                   921,667
sold

Dividends receivable                         1,160,966

Interest receivable                          90,707

Redemption fees receivable                   5,694

Other receivables                            11,275

 TOTAL ASSETS                                763,635,583

LIABILITIES

Payable for investments
purchased

 Regular delivery              $ 5,789,468

 Delayed delivery               706,454

Payable for fund shares         2,724,124
redeemed

Accrued management fee          536,074

Other payables and  accrued     576,427
expenses

Collateral on securities        14,151,965
loaned,  at value

 TOTAL LIABILITIES                           24,484,512

NET ASSETS                                  $ 739,151,071

Net Assets consist of:

Paid in capital                             $ 545,787,986

Distributions in excess of                   (10,927,485)
net investment income

Accumulated undistributed net                11,138,987
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  193,151,583
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 30,253,002                  $ 739,151,071
shares outstanding

NET ASSET VALUE and                          $24.43
redemption price per share
($739,151,071 (divided by)
30,253,002 shares)

Maximum offering price per                   $25.19
share (100/97.00 of $24.43)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                             $ 2,517,672
Dividends

Interest                                       728,606

Security lending                               78,578

                                               3,324,856

Less foreign taxes withheld                    (285,726)

 TOTAL INCOME                                  3,039,130

EXPENSES

Management fee Basic fee         $ 3,173,004

 Performance adjustment           344,318

Transfer agent fees               1,067,902

Accounting and security           229,703
lending fees

Non-interested trustees'          2,343
compensation

Custodian fees and expenses       341,490

Registration fees                 84,187

Audit                             13,257

Legal                             13,566

Interest                          34,243

Miscellaneous                     264

 Total expenses before            5,304,277
reductions

 Expense reductions               (60,538)     5,243,739

NET INVESTMENT INCOME (LOSS)                   (2,204,609)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            57,500,505

 Foreign currency transactions    94,924       57,595,429

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            9,187,087

 Assets and liabilities in        (38,239)     9,148,848
foreign currencies

NET GAIN (LOSS)                                66,744,277

NET INCREASE (DECREASE) IN                    $ 64,539,668
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                       $ 939,715
charges paid to FDC

 Sales charges - Retained by                  $ 939,637
FDC

 Deferred sales charges                       $ 6,992
withheld   by FDC

 Expense Reductions

  Directed brokerage                          $ 42,264
arrangements

  Transfer agent credits                       18,274

                                              $ 60,538

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ (2,204,609)               $ (832,843)
income (loss)

 Net realized gain (loss)         57,595,429                  54,809,796

 Change in net unrealized         9,148,848                   177,169,218
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       64,539,668                  231,146,171
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (9,139,092)                 (345,403)
in excess of net investment
income

Share transactions Net            544,723,783                 388,881,157
proceeds from sales of shares

 Reinvestment of distributions    8,972,790                   338,512

 Cost of shares redeemed          (531,893,713)               (156,304,703)

 NET INCREASE (DECREASE) IN       21,802,860                  232,914,966
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   2,066,789                   701,135

  TOTAL INCREASE (DECREASE)       79,270,225                  464,416,869
IN NET ASSETS

NET ASSETS

 Beginning of period              659,880,846                 195,463,977

 End of period (including        $ 739,151,071               $ 659,880,846
distributions in excess of
net investment income of
$11,387,496 and  $43,795,
respectively)

OTHER INFORMATION
Shares

 Sold                             20,817,981                  21,838,288

 Issued in reinvestment of        352,256                     26,201
distributions

 Redeemed                         (20,276,601)                (8,941,281)

 Net increase (decrease)          893,636                     12,923,208


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998       1997       1996

Net asset value, beginning of    $ 22.48                          $ 11.89                  $ 13.41    $ 14.65    $ 14.88
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                            (.04)                    (.02)      (.01)      .05

Net realized and unrealized       2.24                             10.62                    (1.26)     (1.16)     (.29)
gain (loss)

Total from investment             2.17                             10.58                    (1.28)     (1.17)     (.24)
operations

Less Distributions

 From net investment income       -                                -                        -          (.01)      -

In excess of net investment       (.28)                            (.02)                    (.25)      (.07)      -
income

From net realized gain            -                                -                        -          -          -

Total distributions               (.28)                            (.02)                    (.25)      (.08)      -

Redemption fees added to paid     .06                              .03                      .01        .01        .01
in capital

Net asset value, end of period   $ 24.43                          $ 22.48                  $ 11.89    $ 13.41    $ 14.65

TOTAL RETURN B, C                 9.87%                            89.36%                   (9.52)%    (7.97)%    (1.55)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 739,151                        $ 659,881                $ 195,464  $ 239,517  $ 572,150
(000 omitted)

Ratio of expenses to average      1.23% A                          1.37%                    1.73%      1.32%      1.26%
net assets

Ratio of expenses to average      1.22% A, F                       1.36% F                  1.72% F    1.31% F    1.24% F
net assets after  expense
reductions

Ratio of net investment           (.51)% A                         (.24)%                   (.16)%     (.04)%     .30%
income (loss) to average net
assets

Portfolio turnover rate           172% A                           101%                     57%        42%        85%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 19.96
period

Income from Investment
Operations

Net investment income (loss) D    .07

Net realized and unrealized       (3.12)
gain (loss)

Total from investment             (3.05)
operations

Less Distributions

 From net investment income       -

In excess of net investment       (.02)
income

From net realized gain            (2.02)

Total distributions               (2.04)

Redemption fees added to paid     .01
in capital

Net asset value, end of period   $ 14.88

TOTAL RETURN B, C                 (15.87)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 317,635
(000 omitted)

Ratio of expenses to average      1.32% E
net assets

Ratio of expenses to average      1.32%
net assets after  expense
reductions

Ratio of net investment           .44%
income (loss) to average net
assets

Portfolio turnover rate           65%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


SOUTHEAST ASIA
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY SOUTHEAST ASIA          25.36%         42.08%       28.25%        62.75%

FIDELITY SOUTHEAST ASIA          21.60%         37.82%       24.41%        57.87%
(INCL. 3.00% SALES CHARGE)

MSCI Far East Free ex-Japan      5.22%          11.14%       -5.23%        35.03%

Pacific Region ex-Japan          13.76%         27.50%       12.90%        n/a
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 19, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International AC Far East Free ex-Japan Index - a market capitalization-weighted index of over 350 stocks traded in eight Asian markets, excluding Japan. To measure how the fund's performance stacked up against its peers, you can compare it to the Pacific region ex-Japan funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 85 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1994   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY SOUTHEAST ASIA          42.08%       5.10%         7.17%

FIDELITY SOUTHEAST ASIA          37.82%       4.46%         6.70%
(INCL. 3.00% SALES CHARGE)

MSCI Far East Free ex-Japan      11.14%       -1.07%        4.36%

Pacific Region ex-Japan          27.50%       2.01%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Southeast Asia              MS AC FarEast x-JPN Free
             00351                       MS008
  1993/04/19       9700.00                    10000.00
  1993/04/30       9651.50                    10334.87
  1993/05/31      10078.30                    10940.18
  1993/06/30       9835.80                    10654.62
  1993/07/31       9826.10                    10724.32
  1993/08/31      10543.90                    11621.94
  1993/09/30      10873.70                    12070.62
  1993/10/31      12842.80                    14293.89
  1993/11/30      13240.50                    14197.70
  1993/12/31      15992.99                    17649.16
  1994/01/31      14696.78                    16443.60
  1994/02/28      14004.83                    15499.18
  1994/03/31      12221.33                    13813.26
  1994/04/30      12533.20                    14464.00
  1994/05/31      13069.22                    15080.71
  1994/06/30      12299.30                    14410.31
  1994/07/31      12952.27                    15215.09
  1994/08/31      14141.27                    16454.30
  1994/09/30      14131.52                    16189.39
  1994/10/31      14238.73                    16504.06
  1994/11/30      12845.07                    14932.20
  1994/12/31      12513.71                    14563.35
  1995/01/31      11198.01                    13001.39
  1995/02/28      12162.86                    14315.36
  1995/03/31      12318.79                    14384.05
  1995/04/30      12309.04                    14247.91
  1995/05/31      13712.45                    15983.89
  1995/06/30      13702.71                    15743.54
  1995/07/31      14053.56                    15992.14
  1995/08/31      13507.79                    15231.23
  1995/09/30      13683.21                    15495.53
  1995/10/31      13527.28                    15260.13
  1995/11/30      13293.38                    15099.84
  1995/12/31      14038.25                    15851.21
  1996/01/31      15771.98                    17303.97
  1996/02/29      15425.24                    17244.56
  1996/03/31      15296.45                    17383.36
  1996/04/30      15623.38                    17869.83
  1996/05/31      15682.82                    17695.92
  1996/06/30      15237.00                    17339.37
  1996/07/31      14038.25                    16090.16
  1996/08/31      14672.30                    16671.11
  1996/09/30      15147.84                    17092.13
  1996/10/31      14553.42                    16769.26
  1996/11/30      15603.56                    17729.34
  1996/12/31      15464.51                    17616.46
  1997/01/31      15454.22                    17872.46
  1997/02/28      15690.87                    17938.92
  1997/03/31      14620.81                    16958.43
  1997/04/30      14301.84                    16525.63
  1997/05/31      15124.97                    17364.80
  1997/06/30      15618.85                    17829.04
  1997/07/31      16123.01                    17915.87
  1997/08/31      14013.75                    14617.20
  1997/09/30      13231.78                    14507.38
  1997/10/31       9826.09                    10968.31
  1997/11/30       9754.06                    10270.65
  1997/12/31       9451.16                     9811.01
  1998/01/31       8882.44                     8984.79
  1998/02/28      10226.69                    11046.17
  1998/03/31      10195.67                    10776.58
  1998/04/30       9296.05                     9666.86
  1998/05/31       8044.86                     8169.72
  1998/06/30       7383.07                     7280.45
  1998/07/31       7269.33                     7078.47
  1998/08/31       6349.03                     5984.68
  1998/09/30       7093.54                     6629.52
  1998/10/31       8406.78                     8439.82
  1998/11/30       8944.48                     9208.51
  1998/12/31       8903.49                     9338.19
  1999/01/31       8582.17                     9033.11
  1999/02/28       8447.43                     8873.12
  1999/03/31       9204.07                     9870.53
  1999/04/30      11111.22                    12149.62
  1999/05/31      10738.08                    11603.29
  1999/06/30      12790.34                    13616.17
  1999/07/31      12634.86                    13094.65
  1999/08/31      12925.08                    13308.88
  1999/09/30      11909.32                    12243.67
  1999/10/31      12593.40                    12833.26
  1999/11/30      14676.76                    14113.61
  1999/12/31      17053.11                    15138.20
  2000/01/31      17011.59                    14813.42
  2000/02/29      17416.38                    14032.74
  2000/03/31      18298.61                    14699.41
  2000/04/28      15786.84                    13502.54
IMATRL PRASUN   SHR__CHT 20000430 20000524 104205 R00000000000088

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Southeast Asia Fund on April 19, 1993, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by April 30, 2000, the value of the investment would have been $15,787 - a 57.87% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC Far East Free-ex Japan Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $13,503 - a 35.03% increase.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.
(checkmark)

SOUTHEAST ASIA
FUND TALK: THE MANAGER'S OVERVIEW

(PORTFOLIO MANAGER PHOTO)

An interview with
Allan Liu, Portfolio
Manager of Fidelity
Southeast Asia Fund

Q. HOW DID THE FUND PERFORM, ALLAN?

A. Both absolute and relative performance were strong. For the six months that ended April 30, 2000, the fund returned 25.36%, outpacing the Morgan Stanley Capital International AC Far East Free ex-Japan Index and the Pacific region ex-Japan funds average tracked by Lipper Inc., which returned 5.22% and 13.76%, respectively. For the 12 months that ended April 30, 2000, the fund returned 42.08%, bettering the 11.14% return of the index and the 27.50% return of the average.

Q. WHY DID THE FUND OUTPERFORM THE INDEX AND THE PEER GROUP AVERAGE BY SUCH WIDE MARGINS?

A. Strong stock selection in a variety of markets, including South Korea, Hong Kong, Taiwan, Singapore and Malaysia, and overweighting the favored technology and telecommunications sectors were the biggest factors influencing the fund's performance. I tried to focus on stocks with solid earnings growth prospects and avoided so-called "concept" stocks - those whose main appeal is an intriguing business strategy. This focus was particularly helpful when technology stocks encountered a severe correction in the second half of the period. My emphasis on investing in industry leaders also paid off, as many of these companies increased their market share against a backdrop of strong economic growth in the region. Finally, increasing the fund's allocation of Malaysian securities helped due to the surging Malaysian stock market.

Q. THE FINANCE WEIGHTING OF THE FUND DROPPED SHARPLY FROM 20.1% OF NET ASSETS SIX MONTHS AGO TO 6.9% AT THE END OF THE PERIOD. WHY WAS THAT?

A. Upward pressure on interest rates emanating in large part from the U.S. was one factor in my decision to decrease the fund's finance holdings. Furthermore, even though many Southeast Asian economies showed rapid growth during the period, the loan growth of most banks was not particularly strong. Most companies favored repairing or strengthening their balance sheets over increasing debt. Although I was interested in bank stocks as long as interest rates were falling sharply, higher rates signaled that there were better opportunities in other sectors.

Q. WHAT STOCKS DID WELL FOR THE FUND?

A. South Korean holding Samsung Electronics was one of the fund's best performers. One of the largest and most efficient manufacturers of DRAM (dynamic random access memory) in the world, this company benefited from its ability to continue lowering its cost structure. China Telecom also contributed positively to performance, buoyed by strong growth in the Chinese market for cellular telephones. Another strong stock was Hutchison Whampoa. Known primarily as a container terminal operator and Hong Kong cellular phone company as recently as five years ago, Hutchison Whampoa has transformed itself into a globally diversified company with a strong international cellular telecommunications division.

Q. WHAT STOCKS WERE DISAPPOINTING?

A. Housing & Commercial Bank was weak on general concerns about the South Korean banking system resulting from the recent collapse of the huge Daewoo conglomerate. I considered the stock attractively valued and maintained the fund's position as the period ended. KT Freetel, a South Korean cellular phone company, saw its profit margins erode on increased competitive pressures. I held on to this stock in view of its reasonable valuation compared with cellular phone operators in other countries.

Q. WHAT'S YOUR OUTLOOK, ALLAN?

A. Going forward, one important development will be the direction of interest rates. A lot will depend on how aggressively the U.S. continues to raise rates and whether higher rates noticeably slow global economic growth and demand. Fortunately, many Southeast Asian countries now have freely floating currency exchange rates versus the U.S. dollar, which helps to relieve the pressure for interest rates in those countries to follow U.S. rates higher. The Hong Kong dollar, on the other hand, is pegged to the U.S. dollar at a fixed exchange rate. Hong Kong interest rates must therefore rise in tandem with U.S. rates, and this is one reason why the fund was underweighted in Hong Kong stocks during the period. However, as a fund manager, I concentrate more on individual companies than on geographical allocations. I see my job as identifying those companies that are strong enough to prosper under a variety of scenarios.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: long-term capital appreciation by investing mainly in equity securities of Southeast Asian issuers

FUND NUMBER: 351

TRADING SYMBOL: FSEAX

START DATE: April 19, 1993

SIZE: as of April 30, 2000, more than
$451 million

MANAGER: Allan Liu, since inception; manager, various funds for non-U.S. investors; analyst, Southeast Asian markets, 1987-1990;
joined Fidelity in 1987
(checkmark)
SOUTHEAST ASIA

INVESTMENT CHANGES




AS OF APRIL 30, 2000
United States 7.7%
Row: 1, Col: 1, Value: 27.6
Row: 1, Col: 2, Value: 0.5
Row: 1, Col: 3, Value: 20.8
Row: 1, Col: 4, Value: 9.699999999999999
Row: 1, Col: 5, Value: 0.6000000000000001
Row: 1, Col: 6, Value: 9.800000000000001
Row: 1, Col: 7, Value: 18.6
Row: 1, Col: 8, Value: 1.6
Row: 1, Col: 9, Value: 3.1
Row: 1, Col: 10, Value: 7.7
United Kingdom 3.1%
Thailand 1.6%
Hong Kong 27.6%
Taiwan 18.6%
Indonesia 0.5%
Singapore 9.8%
Other 0.6%
Malaysia 9.7%
Korea (South) 20.8%
GEOGRAPHIC DIVERSIFICATION (%
OF FUND'S NET ASSETS)

AS OF OCTOBER 31, 1999
United States 2.8%
United Kingdom 5.2%
Row: 1, Col: 1, Value: 28.1
Row: 1, Col: 2, Value: 1.6
Row: 1, Col: 3, Value: 19.7
Row: 1, Col: 4, Value: 8.5
Row: 1, Col: 5, Value: 1.9
Row: 1, Col: 6, Value: 12.8
Row: 1, Col: 7, Value: 17.0
Row: 1, Col: 8, Value: 2.4
Row: 1, Col: 9, Value: 5.2
Row: 1, Col: 10, Value: 2.8
Thailand 2.4%
Hong Kong 28.1%
Taiwan 17.0%
Indonesia 1.6%
Singapore 12.8%
Other 1.9%
Korea (South) 19.7%
Malaysia 8.5%

ASSET ALLOCATION

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Stocks                          92.3                    97.2

Short-Term Investments and      7.7                     2.8
Net Other Assets

TOP TEN STOCKS BY ISSUER AS
OF APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Samsung Electronics Co. Ltd.    10.6                    8.4
(Korea (South), Electronics)

Hutchison Whampoa Ltd.          7.6                     6.6
(Hong Kong, Electrical
Equipment)

China Telecom (Hong Kong)       6.5                     3.8
Ltd.  (Hong Kong, Cellular)

Taiwan Semiconductor            6.5                     4.7
Manufacturing Co. Ltd.
(Taiwan, Electronics)

Cheung Kong Holdings Ltd.       4.4                     4.2
(Hong Kong, Real Estate)

United Microelectronics Corp.   4.1                     2.0
 (Taiwan, Electronics)

Asustek Computer, Inc.          3.3                     1.3
(Taiwan, Computers & Office
Equipment)

HSBC Holdings PLC  (United      3.1                     5.2
Kingdom, Banks)

SK Telecom Co. Ltd.   (Korea    3.0                     0.5
(South), Cellular)

Unisem (M) BHD   (Malaysia,     2.6                     1.0
Electronics)

                                51.7                    37.7

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      40.9                    31.1

Utilities                       16.2                    12.0

Industrial Machinery &          11.6                    8.3
Equipment

Construction & Real Estate      7.7                     9.8

Finance                         6.9                     20.1

Media & Leisure                 3.4                     4.1

Retail & Wholesale              2.2                     1.5

Nondurables                     1.1                     2.6

Durables                        0.7                     2.5

Services                        0.6                     0.0


SOUTHEAST ASIA

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


COMMON STOCKS - 92.1%

                                 SHARES                      VALUE (NOTE 1)

AUSTRALIA - 0.0%

Wine Planet Holdings Ltd. (a)     1,000,000                  $ 110,951

CHINA - 0.1%

Nanjing Panda Electronics Co.     1,500,000                   625,875
 (H Shares) (a)

HONG KONG - 27.6%

Cable & Wireless Hkt Ltd.         3,347,417                   7,740,900

Cheung Kong Holdings Ltd.         1,645,000                   19,640,908

China Telecom (Hong Kong)         4,014,000                   29,440,181
Ltd. (a)

Computer & Technologies           1,010,000                   1,160,532
Holdings Ltd. (a)

Giordano International Ltd.       1,000,000                   1,636,903

Hutchison Whampoa Ltd.            2,367,000                   34,491,084

Johnson Electric Holdings         994,000                     8,007,793
Ltd.

Li & Fung Ltd.                    2,104,000                   8,130,644

Pacific Century CyberWorks        262,000                     487,733
Ltd.

Sun Hung Kai Properties Ltd.      1,272,310                   10,086,549

Television Broadcasts Ltd.        548,000                     3,746,389

                                                              124,569,616

INDIA - 0.2%

Pentamedia Graphics Ltd.          73,000                      1,062,806

INDONESIA - 0.5%

Gudang Garam PT Perusahaan        780,000                     1,230,284

PT Lippo Bank Tbk:

rights (a)                        36,000,000                  0

warrants 5/1/02 (a)               36,000,000                  0

Sampoerna, Hanjaya Mandala (a)    700,000                     1,013,565

                                                              2,243,849

KOREA (SOUTH) - 20.8%

Cheil Jedang Corp.                37,600                      1,931,246

Dacom Corp.                       7,700                       1,117,099

Hansol M.com Co. Ltd. (a)         30,000                      598,784

Housing & Commercial Bank         262,930                     4,501,618

Hyundai Engineering &             8                           29
Construction  Co. Ltd. (a)

Kookmin Bank                      90,000                      973,192

Korea Electric Power Corp.        161,000                     4,715,027

Korea Telecom                     91,700                      6,263,448

Korea Telecom Freetel Co.         30,000                      1,724,713
Ltd. (a)

LG Electronics, Inc.              45,000                      1,200,271

Pohang Iron & Steel Co. Ltd.      27,000                      2,150,544

Samsung Corp. sponsored GDR       21                          58
Unit (a)

Samsung Electro-Mechanics Co.     103,000                     7,007,435

Samsung Electronics Co. Ltd.      176,234                     47,641,547

SK Telecom Co. Ltd.               51,060                      13,573,059

Trigem Computer, Inc.             3,009                       173,802

                                                              93,571,872

MALAYSIA - 9.7%

Berjaya Sports Toto BHD           308,833                     646,111

Commerce Asset Holding BHD        860,000                     2,421,579

Gemtech Resources BHD             400,000                     947,368



                                 SHARES                      VALUE (NOTE 1)

Genting BHD                       740,000                    $ 2,979,474

Hong Leong Industries BHD         550,000                     1,896,053

Malayan Banking BHD               497,000                     2,066,474

Malaysia Airports Holdings BHD    2,000,000                   1,800,000

Malaysian Pacific Industries      725,000                     8,108,553

PhileoAllied BHD (a)              1,200,000                   1,080,000

Public Bank BHD (For. Reg.)       304,000                     424,000

Tanjong PLC                       258,000                     712,895

Technology Resources              2,500,000                   3,197,368
Industries BHD

Telekom Malaysia BHD              910,000                     3,161,053

Unisem (M) BHD                    1,344,000                   11,936,842

United Engineers BHD (a)          850,000                     2,192,105

United Engineers BHD warrants     170,000                     237,105
11/18/02 (a)

                                                              43,806,980

PHILIPPINES - 0.3%

Benpres Holdings Corp. (a)        9,600,000                   1,348,674

SINGAPORE - 9.8%

Chartered Semiconductor           1,900                       166,013
Manufacturing Ltd. ADR

Datacraft Asia Ltd.               1,360,000                   10,200,000

DBS Group Holdings Ltd.           209,605                     2,886,444

Gul Technologies Singapore        2,200,000                   1,779,080
Ltd.

JIT Holdings Ltd.                 970,000                     2,285,028

Natsteel Electronics Ltd.         1,517,000                   8,711,749

OMNI Industries Ltd.              100,000                     195,722

Singapore Press Holdings Ltd.     270,076                     5,285,988

Singapore Technologies            1,106,175                   1,555,711
Engineering Ltd.

United Overseas Bank Ltd.         280,000                     1,952,534

Venture Manufacturing             763,000                     8,942,280
Singapore Ltd.

                                                              43,960,549

TAIWAN - 18.6%

Advanced Semiconductor            442,000                     1,415,787
Engineering, Inc. (a)

ASE Test Ltd. (a)                 60,000                      1,777,500

Asustek Computer, Inc.            1,333,759                   14,778,372

Compal Electronics, Inc.          1,129                       2,897

Compeq Manufacturing Co. Ltd.     23,400                      129,256
(a)

D-Link Corp.                      137,000                     403,007

Dimerco Data System Corp.         121,000                     502,272

Episil Technologies, Inc. (a)     1,885,000                   4,867,299

Far Eastern Textile Ltd.          856,430                     1,315,647

GigaMedia Ltd.                    3,000                       72,000

Hon Hai Precision Industries      1,075,880                   10,373,741
Co. Ltd. (a)

Stark Technology, Inc.            53,000                      685,994

Taiwan Semiconductor              4,521,677                   29,114,900
Manufacturing Co. Ltd. (a)

United Microelectronics Corp.     5,449,950                   18,436,667

                                                              83,875,339

THAILAND - 1.4%

Advanced Info Service PCL         148,000                     1,733,176
(For. Reg.) (a)

BEC World PCL (For.Reg.)          120,000                     794,013

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

THAILAND - CONTINUED

Jasmine International PCL (a)     356,000                    $ 191,624

Shin Corporations PCL (For.       260,000                     1,515,557
Reg.) (a)

Shin Satellite PCL (a)            875,000                     694,991

Siam Cement PCL (For. Reg.)       50,000                      1,155,311
(a)

                                                              6,084,672

UNITED KINGDOM - 3.1%

HSBC Holdings PLC (Hong Kong)     1,225,550                   14,017,228
(Reg.)

TOTAL COMMON STOCKS                            415,278,411
(Cost $250,889,737)

CONVERTIBLE PREFERRED STOCKS
- 0.2%



THAILAND - 0.2%

Siam Commercial Bank PLC          1,166,600                   934,260
5.25% (Cost $824,305)

CASH EQUIVALENTS - 7.4%



Central Cash Collateral Fund,     6,286,115                   6,286,115
5.94% (b)

Taxable Central Cash Fund,        27,302,121                  27,302,121
5.77% (b)

TOTAL CASH EQUIVALENTS                         33,588,236
(Cost $33,588,236)

TOTAL INVESTMENT PORTFOLIO -                                  449,800,907
99.7%
(Cost $285,302,278)

NET OTHER ASSETS - 0.3%                                       1,227,887

NET ASSETS - 100%                             $ 451,028,794

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $163,727,247 and $191,468,039.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $10,263,434. The fund received cash collateral of $6,286,115 which was invested in cash equivalents and U.S. Treasury Obligations valued at $4,226,550.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $285,653,263. Net unrealized appreciation aggregated $164,147,644, of which $178,656,699 related to appreciated investment securities and $14,509,055 related to depreciated investment securities.

At October 31, 1999, the fund had a capital loss carryforward of approximately $143,548,000 of which $32,651,000, $110,573,000 and
$324,000 will expire on October 31, 2005, 2006 and 2007, respectively.

SOUTHEAST ASIA
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 449,800,907
value  (cost $285,302,278) -
 See accompanying schedule

Foreign currency held at                    5,371,594
value  (cost $5,371,829)

Receivable for investments                  4,708,980
sold

Receivable for fund shares                  236,516
sold

Dividends receivable                        508,022

Interest receivable                         85,039

Redemption fees receivable                  4,223

Other receivables                           1,374,547

 TOTAL ASSETS                               462,089,828

LIABILITIES

Payable to custodian bank      $ 3,567

Payable for investments         594,763
purchased

Payable for fund shares         1,004,432
redeemed

Accrued management fee          347,697

Other payables and  accrued     2,824,460
expenses

Collateral on securities        6,286,115
loaned,  at value

 TOTAL LIABILITIES                          11,061,034

NET ASSETS                                 $ 451,028,794

Net Assets consist of:

Paid in capital                            $ 404,316,908

Distributions in excess of                  (902,314)
net investment income

Accumulated undistributed net               (115,448,985)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 163,063,185
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 29,652,233                 $ 451,028,794
shares outstanding

NET ASSET VALUE and                         $15.21
redemption price per share
($451,028,794 (divided by)
29,652,233 shares)

Maximum offering price per                  $15.68
share (100/97.00 of $15.21)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED APRIL 30,
2000 (UNAUDITED)

INVESTMENT INCOME                              $ 2,211,833
Dividends

Interest                                        368,575

Security lending                                59,287

                                                2,639,695

Less foreign taxes withheld                     (246,801)

 TOTAL INCOME                                   2,392,894

EXPENSES

Management fee

 Basic fee                       $ 1,765,124

 Performance adjustment           348,353

Transfer agent fees               618,383

Accounting and security           142,445
lending fees

Non-interested trustees'          1,229
compensation

Custodian fees and expenses       334,934

Registration fees                 41,640

Audit                             26,977

Legal                             9,703

Miscellaneous                     259

 Total expenses before            3,289,047
reductions

 Expense reductions               (23,650)      3,265,397

NET INVESTMENT INCOME (LOSS)                    (872,503)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            29,126,882

 Foreign currency transactions    (84,387)      29,042,495

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            64,163,256

 Assets and liabilities in        (1,473,433)   62,689,823
foreign currencies

NET GAIN (LOSS)                                 91,732,318

NET INCREASE (DECREASE) IN                     $ 90,859,815
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Sales                        $ 413,201
charges paid to FDC

 Sales charges - Retained by                   $ 413,201
FDC

 Expense Reductions                            $ 20,840
  Directed brokerage
arrangements

  Custodian credits                             527

  Transfer agent credits                        2,283

                                               $ 23,650

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
ASSETS                           2000 (UNAUDITED)

Operations Net investment        $ (872,503)                 $ 843,163
income (loss)

 Net realized gain (loss)         29,042,495                  534,330

 Change in net unrealized         62,689,823                  103,803,682
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       90,859,815                  105,181,175
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (596,056)                   (562,063)
from net investment income

Share transactions Net            160,809,458                 212,535,353
proceeds from sales of shares

 Reinvestment of distributions    573,854                     540,135

 Cost of shares redeemed          (162,027,196)               (181,366,771)

 NET INCREASE (DECREASE) IN       (643,884)                   31,708,717
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   727,035                     1,014,716

  TOTAL INCREASE (DECREASE)       90,346,910                  137,342,545
IN NET ASSETS

NET ASSETS

 Beginning of period              360,681,884                 223,339,339

 End of period (including        $ 451,028,794               $ 360,681,884
under (over) distribution of
net investment income of
$(902,314) and $566,245,
respectively)

OTHER INFORMATION
Shares

 Sold                             9,976,529                   19,445,097

 Issued in reinvestment of        39,604                      63,997
distributions

 Redeemed                         (10,051,678)                (17,300,454)

 Net increase (decrease)          (35,545)                    2,208,640


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

SELECTED PER-SHARE DATA          (UNAUDITED)                      1999                     1998       1997       1996

Net asset value, beginning of    $ 12.15                          $ 8.13                   $ 9.55     $ 14.69    $ 13.88
period

Income from Investment
Operations

Net investment income (loss)      (.03) D                          .03 D                    .09 D      .04 D, E   .14 D

Net realized and unrealized       3.09                             3.97                     (1.48)     (4.62)     .87
gain (loss)

Total from investment             3.06                             4.00                     (1.39)     (4.58)     1.01
operations

Less Distributions

 From net investment income       (.02)                            (.02)                    (.05)      (.10)      (.23)

In excess of net investment       -                                -                        -          (.07)      -
income

From net realized gain            -                                -                        -          (.40)      -

Total distributions               (.02)                            (.02)                    (.05)      (.57)      (.23)

Redemption fees added to paid     .02                              .04                      .02        .01        .03
in capital

Net asset value, end of period   $ 15.21                          $ 12.15                  $ 8.13     $ 9.55     $ 14.69

TOTAL RETURN B, C                 25.36%                           49.80%                   (14.44)%   (32.48)%   7.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 451,029                        $ 360,682                $ 223,339  $ 278,847  $ 755,346
(000 omitted)

Ratio of expenses to average      1.37% A                          1.46%                    1.83%      1.32%      1.13%
net assets

Ratio of expenses to average      1.36% A, F                       1.43% F                  1.79% F    1.32%      1.12% F
net assets after  expense
reductions

Ratio of net investment           (.36)% A                         .28%                     1.07%      .22%       .95%
income (loss) to average net
assets

Portfolio turnover rate           73% A                            93%                      95%        141%       102%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.02 PER
SHARE.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.





SELECTED PER-SHARE DATA          1995

Net asset value, beginning of    $ 14.61
period

Income from Investment
Operations

Net investment income (loss)      .15

Net realized and unrealized       (.91)
gain (loss)

Total from investment             (.76)
operations

Less Distributions

 From net investment income       -

In excess of net investment       -
income

From net realized gain            -

Total distributions               -

Redemption fees added to paid     .03
in capital

Net asset value, end of period   $ 13.88

TOTAL RETURN B, C                 (5.00)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 649,868
(000 omitted)

Ratio of expenses to average      1.10%
net assets

Ratio of expenses to average      1.10%
net assets after  expense
reductions

Ratio of net investment           .90%
income (loss) to average net
assets

Portfolio turnover rate           94%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT
INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.02 PER
SHARE.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE FUND'S
EXPENSES.


NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Canada Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Hong Kong and China Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund, and Fidelity Southeast Asia Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income, distributions in excess of net investment income, accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in Canada, Emerging Markets, Hong Kong and China, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin, and Southeast Asia less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares (1.00% for shares redeemed prior to May 31, 2000 for Pacific Basin). Shares held in Europe and Europe Capital Appreciation less than 30 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC) the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as either interest income or security lending income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other
Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee for Canada, Europe, Europe Capital Appreciation, Japan, Pacific Basin, and Southeast Asia is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on each fund's investment performance as compared to the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED

appropriate index over a specified period of time. For the period, each fund's management fees were equivalent to the following annualized rates expressed as a percentage of average net assets after the performance adjustment, if applicable:

Canada                        .49%

Emerging Markets              .73%

Europe                        .70%

Europe Capital Appreciation   .78%

Hong Kong and China           .73%

Japan                         .82%

Japan Smaller Companies       .72%

Latin America                 .73%

Nordic                        .73%

Pacific Basin                 .82%

Southeast Asia                .88%

SUB-ADVISER FEE. FMR, on behalf of the funds, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited (FIJ) (Emerging Markets, Hong Kong and China, Japan, Japan Smaller Companies, Pacific Basin, and Southeast Asia funds only.). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. FDC receives a sales charge of up to 3% for selling shares of each fund. Shares of Canada, Europe, and Pacific Basin purchased prior to October 12, 1990, are subject to a 1% deferred sales charge upon redemption. Effective March 1, 2000, Europe's and Europe Capital Appreciation's 3% sales charge was eliminated. The amounts received and retained by FDC for sales charges and deferred sales charges are shown under the caption "Other Information" on each fund's Statement of Operations.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of the average net assets:

Canada                        .31%

Emerging Markets              .34%

Europe                        .24%

Europe Capital Appreciation   .23%

Hong Kong and China           .28%

Japan                         .21%

Japan Smaller Companies       .19%

Latin America                 .30%

Nordic                        .24%

Pacific Basin                 .25%

Southeast Asia                .26%

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. SECURITY LENDING.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. BANK BORROWINGS.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding a fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

7. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse certain fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of 2.00% of average net assets of each of the applicable funds.
FMR has directed certain portfolio trades to brokers who paid a portion of certain funds' expenses.

In addition, through arrangements with certain fund's custodian and transfer agent credits realized as a result of uninvested cash balances were used to reduce a portion of certain funds' expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

8. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of more than 5% of the outstanding shares of the following funds:

FUND                         %  OWNERSHIP

Japan Smaller Companies      11%


9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's schedule of investments.

10. LITIGATION.

The Fidelity Latin America Fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.

11. PROPOSED REORGANIZATIONS.

The Boards of Trustees of Fidelity France Fund, Fidelity Germany Fund and Fidelity United Kingdom Fund ("Target Funds") have each approved Agreements and Plans of Reorganization ("Agreements") with Fidelity Europe Fund ("Reorganizations"). The Agreements provide for the transfer of all of the assets and the assumption of all of the liabilities of each Target Fund in exchange solely for the number of shares of Fidelity Europe Fund having the same aggregate net asset value as the outstanding shares of each Target Fund as of the close of business of the New York Stock Exchange on the day that the Reorganizations are effective. A Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the Target Fund to which the Reorganization relates. It will not be necessary for all three reorganizations to be approved for any one of them to take place. A Special Meeting of Shareholders ("Meeting") of the Target Funds will be held on July 19, 2000 to vote on the Agreements. A detailed description of the proposed transactions and voting information was sent to the shareholders of the Target Funds in May, 2000. If the Agreements are approved at the Meeting, the Reorganizations are expected to become effective on or about July 24, 2000 (Fidelity United Kingdom Fund), July 26, 2000 (Fidelity Germany
Fund), and July 28, 2000 (Fidelity France Fund).

PROXY VOTING RESULTS


A special meeting of certain funds' shareholders was held on December 15, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.


PROPOSAL HONG KONG AND CHINA
To amend the fund's fundamental industry concentration limitation to permit the fund to invest up to 35% of its total assets in certain industries.

                # OF            % OF
                SHARES VOTED    SHARES VOTED
Affirmative     64,799,241.34   85.562

Against         2,994,946.61    3.954

Abstain         7,939,854.28    10.484

TOTAL           75,734,042.23   100.00

PROPOSAL LATIN AMERICA

To amend the fund's fundamental industry concentration limitation to permit the fund to invest up to 35% of its total assets in certain industries.

                 # OF             % OF
                SHARES VOTED     SHARES VOTED
Affirmative     112,119,957.88   79.946

Against         7,244,029.56     5.165

Abstain         20,880,862.64    14.889

TOTAL           140,244,850.08   100.00

PROPOSAL NORDIC

To amend the fund's fundamental industry concentration limitation to permit the fund to invest up to 35% of its total assets in certain industries.

                # OF            % OF
                SHARES VOTED    SHARES VOTED
Affirmative     42,509,799.42   84.498

Against         2,153,453.80    4.281

Abstain         5,645,172.94    11.221

TOTAL           50,308,426.16   100.00

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
 (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Richard A. Spillane, Jr., VICE PRESIDENT
Allan Liu, VICE PRESIDENT, SOUTHEAST ASIA FUND
Brenda A. Reed, VICE PRESIDENT, JAPAN FUND
Patricia Satterthwaite, VICE PRESIDENT, LATIN AMERICA FUND
 AND EMERGING MARKETS FUND
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria F. Dwyer, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIANS
The Chase Manhattan Bank
New York, NY
EMERGING MARKETS FUND, EUROPE FUND, EUROPE CAPITAL APPRECIATION FUND, JAPAN FUND, PACIFIC BASIN FUND, SOUTHEAST ASIA FUND
Brown Brothers Harriman & Co.
Boston, MA
CANADA FUND, HONG KONG AND CHINA FUND, JAPAN SMALLER COMPANIES FUND, LATIN AMERICA FUND, NORDIC FUND
FIDELITY'S INTERNATIONAL EQUITY FUNDS
Aggressive International Fund
Canada Fund
Diversified International Fund
Emerging Markets Fund
Europe Fund
Europe Capital Appreciation Fund
France Fund
Germany Fund
Global Balanced Fund
Hong Kong and China Fund
International Growth & Income Fund
Japan Fund
Japan Smaller Companies Fund
Latin America Fund
Nordic Fund
Overseas Fund
Pacific Basin Fund
Southeast Asia Fund
United Kingdom Fund
Worldwide Fund
CORPORATE HEADQUARTERS
82 Devonshire Street
Boston, MA 02109
www.fidelity.com
THE FIDELITY TELEPHONE CONNECTION
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